UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

Registrant's telephone number, including area code: (913) 384-1513

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Item 1. Proxy Voting Record.

Name of Fund: Buffalo Jayhawk China
Period: July 1, 2007 - June 30, 2008

Company Name	Meeting Date	CUSIP	Ticker

AAC ACOUSTIC TECHNOLOGIES HOLDINGS INC	12/27/2007	B0F8Z58

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve, subject to the regulations promulgated from time to time by the People's Bank of China and any other applicable regulations; the issue of short term commercial papers in a maximum accumulated repayment amount of RMB 800,000,000 [the 'Paper'], in the accordance with the specified terms; and authorize the Board to determine and finalize the details, terms and conditions [including the final maximum accumulated repayment amount of the Paper] of, and all relevant matters in connection with, the proposed issue of the Paper by the Company by reference to the financial position of the Company and the market conditions, and to sign all such documents, make all required or appropriate information disclosures and/or to do all such things and acts as are considered necessary or expedient and in the interest of the Company for the purpose of effecting or otherwise in connection with its proposed issue of the Paper or any matter incidental thereto
Issuer

Company Name	Meeting Date	CUSIP	Ticker

ALUMINUM CORP CHINA LTD	5/9/2008	6425395

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the report of the Directors of the Company for the YE 31 DEC 2007	Issuer
For	For	2. Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2007	Issuer
For	For	3. Approve the report of the Independent Auditor and the audited financial statements of the Group and of the Company for the YE 31 DEC 2007	Issuer
For	For	4. Approve the profit distribution of the Company for the YE 31 DEC 2007 and the declaration of the Company's final dividend for the YE 31 DEC 2007	Issuer
For	For	5.i Appoint Mr. Zhu Demiao as a Independent Non-Executive Director of the Company	Issuer
For	For	5.ii Appoint Mr. Wang Mengkui as a Independent Non-Executive Director of the Company	Issuer
For	For	6. Authorize the Board of Directors to determine the remuneration of the Directors and Supervisors of the Company for the YE 31 DEC 2008	Issuer
For	For	7. Approve to pay a discretionary bonus for the year 2007 to the Directors and Supervisors of the Company	Issuer
For	For	8. Approve to renew the liability insurance for the Directors, Supervisors and other Senior Management of the Company for the year of 2008/2009	Issuer
For	For
9. Re-appoint PricewaterhouseCoopers, Hong Kong Certified Public Accountants, and PricewaterhouseCoopers Zhong Tian CPAs Limited Company as the Company's Independent Auditors and PRC Auditors, until the conclusion of the following AGM, and authorize the Audit Committee of the Board of Directors to determine their renumeration
Issuer
For	For	10 Approve to put forward at such meeting by any shareholder(s) holding 3% or more of the shares carrying the right to vote at such meeting	Issuer
For	For
S.11 Approve, subject to notifications being given to the People's Bank of China, the Company may issue short-term bonds [the Short-term Bonds] in the period from the date when approval from the Company's shareholders is obtained to the conclusion of the AGM of the Company for the year ending 31 DEC 2008 on the specified terms; and authorize the Chairman [the Chairman] of the Board of Directors of the Company or any person authorized by the Chairman to determine and finalize the terms and conditions of the Short-term Bond issue and any relevant matters in relation to the same based on the needs of the Company and the market conditions at the time of the issuance, including determining and finalizing the final principal amount, the period of maturity and interest rates of the Short-term Bonds; the Board to execute all necessary documents, to conduct appropriate information disclosures and/or to do all such things and acts as are considered necessary or expedient and in the interests of the Company for the purpose of effecting or otherwise in connection with its Short-term Bond issue or any matter incidental thereto
Issuer
For	For
S.12 Authorize the Board of Directors of the Company, an unconditional general mandate to issue, allot and deal with additional H Shares in the capital of the Company, and to make or grant offers, agreements and options in respect thereof during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the H Shares in issue as at the date of this Resolution; and the Board of Directors will only exercise its power under such mandate in accordance with the Company Law of the PRC and the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [as the same may be amended from time to time] and only if all necessary approvals from the China Securities Regulatory Commission and/or other relevant PRC government authorities are obtained; the Board of Directors to issue shares pursuant to this resolution to execute and do or procure to be executed and done, all such documents, deeds and things as it may consider necessary in connection with the issue of such new shares including, without limitation, the time and place of issue, making all necessary applications to the relevant
Issuer

authorities, entering into an underwriting agreement [or any other agreement]; determine the use of proceeds and to make all necessary filings and registrations with the relevant PRC, Hong Kong and other authorities; and increase the registered capital of the Company in accordance with the actual increase of capital by issuing shares pursuant to this resolution, to register the increased capital with the relevant authorities in the PRC and to make such amendments to the Articles of Association of the Company as it thinks fit so as to reflect the increase in registered capital of the Company[Authority expires the earlier of the conclusion of the next AGM of the Company following the passing of this resolution or the date on which the authority set out in this resolution is revoked or varied by a special resolution of the shareholders of the Company in a general meeting]

For	For	S.13 Amend the Articles 13 and 39 of the Articles, subject to the necessary approval of the relevant PRC authorities, as specified	Issuer

Company Name	Meeting Date	CUSIP	Ticker

ALUMINUM CORP CHINA LTD	5/9/2008	6425395

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1 Approve the bidding by the Company of the Target Equity Interests [as defined in the Circular] at China Beijing Equity Exchange and upon such bidding being successful, the entering into of the Acquisition Agreement in respect of the Target Equity Interests between the Company and Chinalco and the terms and transactions contemplated and confirmed; authorize the Directors to do all such acts and things and execute such documents which they consider necessary or expedient for the implementation and giving effect to the Acquisition Agreement and the transactions contemplated thereunder
Issuer

Company Name	Meeting Date	CUSIP	Ticker

ALUMINUM CORP CHINA LTD	5/9/2008	6425395

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the report of the Directors of the Company for the YE 31 DEC 2007	Issuer
For	For	2. Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2007	Issuer
For	For	3. Approve the report of the Independent Auditor and the audited financial statements of the Group and of the Company for the YE 31 DEC 2007	Issuer
For	For	4. Approve the profit distribution of the Company for the YE 31 DEC 2007 and the declaration of the Company's final dividend for the YE 31 DEC 2007	Issuer
For	For	5.1 Appoint Mr. Zhu Demiao as a Independent Non-Executive Director of the Company	Issuer
For	For	5.2 Appoint Mr. Wang Mengkui as a Independent Non-Executive Director of the Company	Issuer
For	For	6. Authorize the Board of Directors to determine the remuneration of the Directors and Supervisors of the Company for the YE 31 DEC 2008	Issuer
For	For	7. Approve to pay a discretionary bonus for the year 2007 to the Directors and Supervisors of the Company	Issuer
For	For	8. Approve to renew the liability insurance for the Directors, Supervisors and other Senior Management of the Company for the year of 2008/2009	Issuer
For	For
9. Re-appoint PricewaterhouseCoopers, Hong Kong Certified Public Accountants, and PricewaterhouseCoopers Zhong Tian CPAs Limited Company as the Company's Independent Auditors and PRC Auditors, until the conclusion of the following AGM, and authorize the Audit Committee of the Board of Directors to determine their remuneration
Issuer
For	For	10. Approve to put forward at such meeting by any shareholder(s) holding 3% or more of the shares carrying the right to vote at such meeting	Issuer
For	For
S.11 Approve, subject to notifications being given to the People's Bank of China, the Company may issue short-term bonds [the Short-term Bonds] in the period from the date when approval from the Company's shareholders is obtained to the conclusion of the AGM of the Company for the year ending 31 DEC 2008 on the specified terms; and authorize the Chairman [the Chairman] of the Board of Directors of the Company or any person authorized by the Chairman to determine and finalize the terms and conditions of the Short-term Bond issue and any relevant matters in relation to the same based on the needs of the Company and the market conditions at the time of the issuance, including determining and finalizing the final principal amount, the period of maturity and interest rates of the Short-term Bonds; the Board to execute all necessary documents, to conduct appropriate information disclosures and/or to do all such things and acts as are considered necessary or expedient and in the interests of the Company for the purpose of effecting or otherwise in connection with its Short-term Bond issue or any matter incidental thereto
Issuer
For	For
S. 12 Authorize the Board of Directors of the Company, an unconditional general mandate to issue, allot and deal with additional H Shares in the capital of the Company, and to make or grant offers, agreements and options in respect thereof during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the H Shares in issue as at the date of this Resolution; and the Board of Directors will only exercise its power under such mandate in accordance with the Company Law of the PRC and the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [as the same may be amended from time to time] and only if all necessary approvals from the China Securities Regulatory Commission and/or other relevant PRC government authorities are obtained; the Board of Directors to issue shares pursuant to this resolution to execute and do or procure to be executed and done, all such documents, deeds and things as it may consider necessary in connection with the issue of such new shares including, without limitation, the time and place of issue, making all necessary applications to the relevant
Issuer

 authorities, entering into an underwriting agreement [or any other agreement]; determine the use of proceeds and to make all necessary filings and registrations with the relevant PRC, Hong Kong and other authorities; and increase the registered capital of the Company in accordance with the actual increase of capital by issuing shares pursuant to this resolution, to register the increased capital with the relevant authorities in the PRC and to make such amendments to the Articles of Association of the Company as it thinks fit so as to reflect the increase in registered capital of the Company[Authority expires the earlier of the conclusion of the next AGM of the Company following the passing of this resolution or the date on which the authority set out in this resolution is revoked or varied by a special resolution of the shareholders of the Company in a general meeting]

For	For	S.13 Amend the Articles 13 and 39 of the Articles, subject to the necessary approval of the relevant PRC authorities, as specified	Issuer
For	For
S.14 Approve, subject to the filling of the relevant notifications with the People's Bank of China, the Company may issue medium-term bonds [the Medium-term Bonds] in the period from the date when approval from the Company's shareholders is obtained to the conclusion of the AGM of the Company for the year ending 31 DEC 2008 on the specified terms; and authorize the Chairman [the Chairman] of the Board of Directors of the Company [the Board] or any person authorized by the Chairman to determine and finalize the terms and conditions of the Medium-term Bond issue and any relevant matters in relation to the same based on the needs of the Company and the market conditions at the time of the issuance, including determining and finalizing the final principal amount, the period of maturity and interest rates of the Medium-term Bonds; authorize the Board to execute all necessary documents, to conduct appropriate information disclosures and/or to do all such things and acts as are considered necessary or expedient and in the interests of the Company for the purpose of effecting or otherwise in connection with its Medium-term Bond
Issuer
issue or any matter incidental thereto

Company Name	Meeting Date	CUSIP	Ticker

ANHUI EXPRESSWAY CO LTD	5/23/2008	6045180

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the working report of the Board of Directors for the year 2007	Issuer
For	For	2. Approve the working report of the Supervisory Committee for the year 2007	Issuer
For	For	3. Approve the audited financial report for the year 2007	Issuer
For	For
4. Approve the 2007 profit appropriations proposal: the Group's net profit attributable to holders of the parent company as shown on the 2007 consolidated financial statements prepared in accordance with the PRC Accounting Standards was RMB 517,448; net profit attributable to holders of the parent company as shown on the 2007 consolidated financial statements prepared in accordance with the Hong Kong Accounting Standards was RMB 470,955; the Group appropriated RMB 58,034 of net profit to the statutory reserve fund, including the Company's appropriation to statutory reserve fund of RMB 47,153 and a subsidiary Xuanguang's appropriation to statutory reserve fund attributable to the Company of RMB 10,881, the profit attributable to shareholders was RMB 459,414 and RMB 412,921 in accordance with the PRC Accounting Standards and the Hong Kong Accounting Standards respectively; pursuant to elevant regulations of the State, the profit attributable to shareholders should be the lower of
Issuer

that calculated in accordance with the PRC Accounting Standards and the Hong Kong Accounting Standards; the 2007 profit attributable to shareholders was RMB 412,921; the Board of the Company recommended the payment of a final dividend of RMB 331,722 on the basis of RMB 2.0 for every 10 shares [tax included] based on the total share capital outstanding at the end of 2007 of 1,658,610,000 shares; in 2007, no transfers of share capital from capital reserves were involved

For	For	5. Appoint the Auditors for the year 2008 and authorize the Board of Directors in determining their remuneration	Issuer
For	For	S.6 Amend the Clause 2 of Article 15 and Article 160 of the Articles of Association as specified	Issuer
For	For
S.7 Authorize the Board of Directors in accordance with the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited and the Company Law of the Peoples Republic of China [as amended from time to time], the exercise by the Board of Directors of the Company of all the powers of the Company to allot or issue new shares, either separately or concurrently during the relevant period as specified; to make or grant offers, agreements and options which would or might be exercised after the end of the relevant period; the aggregate nominal amount of overseas listed foreign shares allotted or agreed conditionally or unconditionally to be allotted, otherwise than pursuant to issue of shares by conversion of the statutory common reserve into capital in accordance with the Company Law of the Peoples Republic of China and the Articles of the Company, shall not exceed 20% of the existing issued overseas listed foreign shares of the Company on the date when this resolution is approved; to comply with the Company Law of the Peoples Republic of China and the Rules Governing the Listing of Securities on The Stock
Issuer

Exchange of Hong Kong Limited [as amended from time to time] and to obtain the approval of the China Securities Regulatory Committee and other relevant authority of the Peoples Republic of China upon exercising the powers; to the approval of the relevant authority and in accordance with the Company Law of the Peoples Republic of China, be authorized to increase the registered share capital of the Company to the respective amount upon the exercising of the powers, but the registered share capital shall not exceed RMB 1,990,332,000; to the approval of the listing of and permission to deal with the H Shares in the share capital of the Company, which are intended to be issued by the Company, by the Listing Committee of the Stock Exchange of Hong Kong Limited, and subject to the approval of China Securities Regulatory Committee to issue the said shares; to make appropriate and necessary amendments to the Article 23, Article 24 and Article 27 of the Articles of the Company as to reflect the alteration of the share capital of the Company; and [Authority expires at the conclusion of the next AGM of the Company]

For	For	8.1 Elect Mr. Wang Shui as a member of the Board of the Company for the fifth session by way of voting one by one	Issuer
For	For	8.2 Elect Mr. Li Yungui as a member of the Board of the Company for the fifth session by way of voting one by one	Issuer
For	For	8.3 Elect Mr. Tu Xiaobei as a member of the Board of the Company for the fifth session by way of voting one by one	Issuer
For	For	8.4 Elect Mr. Li Junjie as a member of the Board of the Company for the fifth session by way of voting one by one	Issuer
For	For	8.5 Elect Mr. Liu Xianfu as a member of the Board of the Company for the fifth session by way of voting one by one	Issuer
For	For	8.6 Elect Mr. Meng Jie as a member of the Board of the Company for the fifth session by way of voting one by one	Issuer
For	For	8.7 Elect Mr. Leung Man Kit as a member of the Board of the Company for the fifth session by way of voting one by one	Issuer
For	For	8.8 Elect Ms. Li Mei as a member of the Board of the Company for the fifth session by way of voting one by one	Issuer
For	For	8.9 Elect Ms. Guo Shan as a member of the Board of the Company for the fifth session by way of voting one by one	Issuer
For	For	9.1 Elect Mr. Li Huaijie as a member of the Supervisory Committee of the Company for the fifth session by way of voting one by one	Issuer
For	For	9.2 Elect Mr. Dong Zhi as a member of the Supervisory Committee of the Company for the fifth session by way of voting one by one	Issuer
For	For
10. Approve to determine the remuneration of the members of the Board and the Supervisory Committee of the Company for the fifth session and authorize the Board to decide on the terms of the service contracts of the Directors and Supervisors
Issuer

Company Name	Meeting Date	CUSIP	Ticker

BAOYE GROUP COMPANY LTD	11/19/2007	6649667

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve, subject to the regulations promulgated from time to time by the People's Bank of China and any other applicable regulations; the issue of short term commercial papers in a maximum accumulated repayment amount of RMB 800,000,000 [the 'Paper'], in the accordance with the specified terms; and authorize the Board to determine and finalize the details, terms and conditions [including the final maximum accumulated repayment amount of the Paper] of, and all relevant matters in connection with, the proposed issue of the Paper by the Company by reference to the financial position of the Company and the market conditions, and to sign all such documents, make all required or appropriate information disclosures and/or to do all such things and acts as are considered necessary or expedient and in the interest of the Company for the purpose of effecting or otherwise in connection with its proposed issue of the Paper or any matter incidental thereto
Issuer

Company Name	Meeting Date	CUSIP	Ticker

BAUHAUS INT HLDG	8/23/2007	B0838N9

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Receive and approve the audited consolidated financial statements of the Company and its subsidiaries for the YE 31 MAR 2007 and the reports of the Directors and the Auditors of the Company for the YE 31 MAR 2007
Issuer
For	For	2.A. Declare a final dividend for the YE 31 MAR 2007	Issuer
For	For	2.B. Declare a special dividend for the YE 31 MAR 2007	Issuer
For	For	3.A. Re-elect Mr. Wong Yui Lam as a Director of the Company [Director];	Issuer
For	For	3.B. Re-elect Mr. Chu To Ki as a Director	Issuer
For	For	3.C. Re-elect Dr. Wong Yun Kuen as a Director	Issuer
For	For	3.D. Authorize the Board of Directors to fix the remunerations of the Directors	Issuer
For	For	4. Re-appoint the Company's Auditors and authorize the Board of Directors to fix their remuneration	Issuer
For	For
5.A. Authorize the Directors of the Company, to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company otherwise than pursuant to: i) a rights issue; or ii) the exercise of the subscription rights or conversion under the terms of any warrants issued by the Company or any securities which are convertible into shares of the Company; iii) any share option scheme or similar arrangement for the time being adopted for the grant or issue to officers and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or iv) any scrip dividend on shares of the Company in accordance with the Articles of Association of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company is to be held by law]
Issuer
For	For
5.B.  Authorize the Directors of the Company, to repurchase issued shares of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited, subject to and in accordance with all applicable laws or the requirements of the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company at a price determined by the Directors; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company is to be held by law]
Issuer
For	For
5.C. Approve, conditional upon the passing of Resolutions 5.A and 5.B, to add the aggregate nominal amount of the share capital of the Company repurchased by the Company pursuant to Resolution 5.B, to the aggregate nominal amount of the share capital of the Company that may be allotted by the Directors pursuant to Resolution 5.A as specified
Issuer

Company Name	Meeting Date	CUSIP	Ticker

BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD	12/18/2007	6208422

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the Supply of Power and Energy Services Agreement dated 06 NOV 2007 and the continuing connected transactions contemplated thereunder	Issuer
For	For	2.Approve the Supply of Accessorial Power and Energy Services Agreement dated 06 NOV 2007 and the continuing connected transactions contemplated thereunder	Issuer
For	For	3. Approve the Supply of Aviation Safety and Security Guard Services Agreement dated 06 NOV 2007 and the continuing connected transactions contemplated thereunder	Issuer
For	For
4. Approve the appointment of Ms. Zhao Jinglu as the Non-Executive Director of the Company and authorize the Board of Directors [the 'Board'] to determine her remuneration thereof and to arrange appointment letter to be entered into by the Company with Ms. Zhao Jinglu upon such terms and conditions as the Board shall think fit, and to do all such acts and things to effect such matters [as specified]
Issuer
For	For
5. Approve the appointment of Mr. Dong Ansheng as the Independent Non-Executive Director of the Company and authorize the Board to determine his remuneration thereof and to arrange appointment letter to be entered into by the Company with Mr. Dong Ansheng upon such terms and conditions as the Board shall think fit, and to do all such acts and things to effect such matters [as specified]
Issuer

Company Name	Meeting Date	CUSIP	Ticker

BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD	3/28/2008	6208422

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the acquisition under the Supplemental Assets Transfer Agreement dated 31 JAN 2008	Issuer
For	For	2. Approve the transitional assets use under the Supplemental Assets Transfer Agreement dated 31 JAN 2008	Issuer
For	For	3. Approve the Supply of Accessorial Power and Energy Services Agreement dated 31 JAN 2008 and the continuing connected transactions contemplated thereunder	Issuer
For	For	4. Approve the Supply of Power and Energy Services Agreement dated 31 JAN 2008 and the continuing connected transactions contemplated thereunder	Issuer
For	For	5. Approve the Supply of Aviation Safety and Security Guard Services Agreement dated 31 JAN 2008 and the continuing connected transactions contemplated thereunder	Issuer
For	For	6. Approve the Supply of Greening and Environmental Maintenance Services Agreement dated 31 JAN 2008 and the continuing connected transactions contemplated thereunder	Issuer
For	For	7. Approve the miscellaneous Services Sub-Contracting Agreement dated 31 JAN 2008 and the continuing connected transactions contemplated thereunder	Issuer
For	For	8. Approve the Lease of Commercial Areas and Other Premises at Terminal 1, Terminal 2 and Terminal 3 dated 31 JAN 2008 and the continuing connected transactions contemplated thereunder	Issuer
For	For	9. Approve the Lease of commercial areas at Terminal 2 and Terminal 3 dated 31 JAN 2008 and the continuing connected transactions contemplated thereunder	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD	6/12/2008	6208422

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the report of the Board of Directors of the Company [the Board] for the YE 31 DEC 2007	Issuer
For	For	2. Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2007	Issuer
For	For	3. Approve the audited financial statements and the Independent Auditors' report for the YE 31 DEC 2007	Issuer
For	For	4. Approve the profit appropriation and the relevant declaration and payment of a final dividends for the YE 31 DEC 2007	Issuer
For	For
5. Re-appoint PricewaterhouseCoopers Zhong Tian CPAs Limited Company and PricewaterhouseCoopers, as the Company's PRC and International Auditors, respectively, for the YE 31 DEC 2008 and authorize the Board of Directors of the Company to determine their remuneration
Issuer
For	For	6.i Elect Mr. Wang Jiadong as an Executive Director of the Company and authorize the Board of Directors to fix their remuneration, until the date of the AGM of the Company for the year of 2011	Issuer
For	For	6.ii Elect Mr. Dong Zhiyi as an Executive Director of the Company and authorize the Board of Directors to fix their remuneration, until the date of the AGM of the Company for the year of 2011	Issuer
For	For	6.iii Elect Mr. Chen Guoxing as a Non-Executive Director of the Company and authorize the Board of Directors to fix their remuneration, until the date of the AGM of the Company for the year of 2011	Issuer
For	For	6.iv Elect Mr. Gao Shiqing as a Non-Executive Director of the Company and authorize the Board of Directors to fix their remuneration, until the date of the AGM of the Company for the year of 2011	Issuer
For	For	6.v Elect Ms. Zhao Jinglu as a Non-Executive Director of the Company and authorize the Board of Directors to fix their remuneration, until the date of the AGM of the Company for the year of 2011	Issuer
For	For
6.vi Elect Mr. Kwong Che Keung, Gordon as an Independent Non-executive Director of the Company and authorize the Board of Directors to fix their remuneration, until the date of the AGM of the Company for the year of 2011
Issuer
For	For
6.vii Elect Mr. Dong Ansheng as an Independent Non-executive Director of the Company and authorize the Board of Directors to fix their remuneration, until the date of the AGM of the Company for the year of 2011
Issuer
For	For
6.viii Elect Mr. Japhet Sebastian Law as an Independent Non-executive Director of the Company and authorize the Board of Directors to fix their remuneration, until the date of the AGM of the Company for the year of 2011
Issuer
For	For
6.ix Elect Mr. Wang Xiaolong as an Independent Non-executive Director of the Company and authorize the Board of Directors to fix their remuneration, until the date of the AGM of the Company for the year of 2011
Issuer
For	For
7. Authorize the Board of Directors of the Company to arrange for service contracts and/or appointment letters to be entered into by the Company with or issued by the Company to all the newly elected Executive Directors and Non-Executive Directors, respectively, upon such terms and conditions as the Board of Directors shall think fit, and to do all such acts and things to effect such matters
Issuer
For	For
8.i Elect Mr. Wang Zuoyi as the Supervisor representing the shareholders, and authorize the Board of the Directors to determine their respective remuneration, until the date of the AGM of the Company for the year of 2011
Issuer
For	For
8.ii Elect Ms. Li Xiaomei as the Supervisors representing the staff, and authorize the Board of the Directors to determine their respective remuneration, until the date of the AGM of the Company for the year of 2011
Issuer
For	For
8.iii Elect Mr. Tang Hua as the Supervisor representing the staff, and authorize the Board of the Directors to determine their respective remuneration, until the date of the AGM of the Company for the year of 2011
Issuer
For	For
8.iv Elect Mr. Han Xiaojing as an External Supervisor, and authorize the Board of the Directors to determine their respective remuneration, until the date of the AGM of the Company for the year of 2011
Issuer
For	For	8.v Elect Mr. Xia Zhidong as an External Supervisor, and authorize the Board of the Directors to determine their respective remuneration, until the date of the AGM of the Company for the year of 2011	Issuer
For	For
9. Authorize the Board of Directors to issue appointment letters to all the newly elected Supervisors upon such terms and conditions as the Board of Directors of the Company thinks fit, and to do all such acts and things to effect such matters
Issuer
For	For
S.1 Authorize the Directors of the Company to allot and issue new shares in accordance with the rules governing the Listing Securities on the Stock Exchange of Hong Kong Limited, the Company Law PRC, and other applicable rules and regulations [in each case as amended from time to time] to exercise once or more than once during the relevant period, the authority of the Board of Directors shall include; (i) the determination of the class and number of shares to be issued; (ii) the determination of the issue price of the new shares; (iii) the determination of the opening and closing dates of the new issue; (iv) the determination of the class and number of new shares [if any] to be issued to the existing shareholders; (v) the determination of the use of proceeds of the new issue; (vi) to make or grant offers, agreements and options which might require the exercise of such powers, and; (vii) in the event of prohibitions or requirements of overseas laws or regulation or for some other reasons as the Board of Directors may consider expedient and, in the case of an invitation to subscribe for or allotment of shares to the shareholders of the Company,
Issuer

the exclusion of shareholders who are resident outside the PRC or the Hong Kong Special Administrative Region; the aggregate number of domestic shares and overseas listed foreign shares to be allotted or conditionally or unconditionally agreed to be allotted [whether pursuant to the exercise of options or otherwise] by the Board of Directors pursuant to the authority granted under paragraph (a) above [excluding any shares allotted pursuant to the arrangement for the transfer of the statutory accumulation fund into capital in accordance with the Company Law of the PRC or the Articles of Association of the Company] shall not exceed 20% of the respective aggregate amount of the issued domestic shares and overseas listed foreign shares of the Company at the date of the passing this resolution; the Board of Directors shall exercise the authority granted under paragraph (a) above subject to the approval of the China Securities Regulatory Commission and relevant authorities of the PRC; relevant period means the period from the passing of this resolution; [Authority expires at the conclusion of the next AGM of the Company or 12-months period]; and

approve, upon the exercise by the Board of Directors of the authority granted under this resolution having been approved by the relevant authorities and in accordance with the Company Law of the PRC and other applicable rules and regulations, that the Company's registered share capital be increased by an amount corresponding to the amount of the relevant shares allotted pursuant to the exercise if the authority granted under this resolution; and subject to the allotment and issue of new shares pursuant to the exercise of the authority granted under this resolution having been approved by the relevant authorities and in accordance with the Company Law of the PRC and other applicable rules and regulations, to authorize the Board of Directors to amend as they may deem appropriate and necessary relevant Articles of the Articles of Association of the Company to reflect the change in the share capital structure of the Company resulting from the allotment and issue of new shares pursuant to the exercise of the authority granted this resolution to allot and issue new shares

Company Name	Meeting Date	CUSIP	Ticker

BEIJING CAPITAL LAND LTD	9/27/2007	6623360

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
S.1. Approve each of the proposed items in respect of the issue of domestic-listed Renminbi-denominated ordinary shares [A Shares] [A Share Issue] in the PRC and to implement and list them on the Shanghai Stock Exchange upon the approval of all relevant PRC authorities is obtained and subject to the terms and conditions as specified; the implementation of the proposed A Share Issue is subject to the approval of the Company's shareholders' general meeting, Domestic Shareholders Class Meeting and H Shareholders Class Meeting and the approval of the CSRC respectively; this resolution shall be valid for 12 months from the date of its adoption at the Company's shareholders' general meeting, Domestic Shareholders Class Meeting and H Shareholders Class Meeting
Issuer
For	For
S.2. Approve, subject to the passing of Special Resolution No.1, to issue up to 320 million new A Shares to the Capital Group pursuant to the A Share Issue, and upon completion of the A Share Issue, the Capital Group will hold in aggregate not less than 30% direct and indirect interest in the Company, and authorize the Board to determine the actual number of new A Shares to be issued to the Capital Group with reference to the total number of A Shares to be issued
Issuer
For	For	S.3.A. Approve the amendment to the Articles of the Company made in accordance with the Guidelines on Articles of Association for Listed Companies issued by the CSRC as specified	Issuer
For	For
S.3.B. Authorize any 1 of the Executive Directors of the Company to act on behalf of the Company for the application, approval, registration, filing and other related matters in respect of the amendments and alteration of the Articles
Issuer
For	For	S.4. Approve the adoption of the Rules and Procedures of Shareholders' General Meeting by the Company as specified	Issuer
For	For	S.5. Approve the adoption of the Rules and Procedures of the Board by the Company as specified	Issuer
For	For	S.6. Approve the adoption of the Rules and Procedures of the Supervisory Committee by the Company as specified	Issuer
For	For
7.A. Approve the utilization of proceeds from the A Share Issue of the Company in the following investment projects: 1) Beijing World Centre in the amount of RMB 1.47 billion; 2) North Ring Centre in the amount of RMB 450 million; 3) Tianjin Binhai New District Residential Project in the amount of RMB 2.61 billion; and 4) Chengdu East Third Ring Road Residential Project in the amount of RMB 1.37 billion; in the event that the proceeds from the A Share Issue are not sufficient to finance the above projects, the shortfall will be covered by internal resources or bank loans; if there is any excess amount, it will be applied in developing further real estate projects through bidding and auction or acquisitions
Issuer
For	For	7.B. Authorize the Board to make necessary adjustment to the amount of investment taking into account the progress of the projects and actual amount of proceeds	Issuer
For	For
8. Approve the method of allocation of the audited retained profits accumulated up to the preceding FY of the Company prior to the completion of the A Share Issue to the existing Shareholders whose names appeared on the register of Members of the Company prior to the completion of the A Share Issue, and allocation of the profit of the FY in which the A Share Issue is completed and thereafter between the new Shareholders who have subscribed A Shares under the A Share Issue and the existing Shareholders
Issuer
For	For	9. Approve the adoption of the Connected Transaction Decision Making System by the Company as specified	Issuer
For	For	10. Approve the adoption of the Information Disclosure System by the Company as specified	Issuer
For	For	11. Approve the adoption of the Proceeds Administration Measures by the Company as specified	Issuer
For	For
12. Authorize the Board to implement and deal with the relevant matters in relation to the A Share Issue, including but not limited to the following: 1) pursuant to the passing of Special Resolution No.1 at the shareholders' general meeting of the Company, to agree with the lead underwriter the time, price range, final issue price, final offer size and other matters in relation to the A Share Issue in view of the market condition; 2) amend the Articles in such a manner to reflect the new share capital and shareholding structure of the Company after the A Share Issue; 3) to deal with other relevant matters in relation to the A Share Issue; and 4) the authorization will be valid for 12 months from the date of passing this resolution
Issuer
For	For	13. Approve the adoption of the Long Term Incentive Fund Scheme by the Company as specified	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BEIJING CAPITAL LAND LTD	9/27/2007	6623360

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
S.1. Approve to issue domestic-listed Renminbi denominated ordinary shares [A Shares] [A Share Issue] in the PRC and that the issue be implemented and listed on the Shanghai Stock Exchange upon the approval of all relevant PRC authorities is obtained, as specified
Issuer
For	For
S.2. Approve, subject to the passing of Special Resolution 1, to issue up to 320 million new A Shares to the Capital Group pursuant to the A Share Issue upon completion of the A Share Issue, the Capital Group will hold in aggregate not less than 30% direct and indirect interest in the Company and authorize the Boar to determine the actual number of new A Shares to be issued to the Capital Group with reference to the total number of A Shares
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CDC CORP.	11/8/2007	G2022l106

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A. ELECTION OF MR. THOMAS M. BRITT, III AS A CLASS II DIRECTOR.	Issuer
For	For	1B. ELECTION OF MR. CHEUNG YUE WANG, FRED AS A CLASS II DIRECTOR.	Issuer
For	For	2. RATIFY THE COMPANY'S AUDITED FINANCIAL STATEMENTS AND THE REPORTS OF DIRECTORS AND THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDED DECEMBER 31, 2006.	Issuer
For	For
3. RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007, AND AUTHORIZE THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO SET THEIR REMUNERATION.
Issuer
For	For	4. AMEND THE COMPANY'S AMENDED AND RESTATED ARTICLES OF ASSOCIATION TO PERMIT THE BOARD OF DIRECTORS TO DECLARE DIVIDENDS OF ASSETS WITHOUT SHAREHOLDER APPROVAL.	Issuer
Against	For
5. APPROVE AN AMENDMENT TO THE COMPANY'S 2005 STOCK INCENTIVE PLAN TO INCREASE THE MAXIMUM AGGREGATE NUMBER OF THE COMPANY'S CLASS A COMMON SHARES AVAILABLE FOR AWARD THEREUNDER BY AN ADDITIONAL 10,000,000.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA.COM INC	5/27/2008	6219305

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive the audited financial statements and the reports of the Directors and the Auditors of the Company for the YE 31 DEC 2007	Issuer
For	For	2.a Re-elect Dr. Ch' ien Kuo Fung, Raymond as a Director	Issuer
For	For	2.b Re-elect Mr. Fang Xin as a Director	Issuer
For	For	2.c Re-elect Mr. Chia Kok Onn as a Director	Issuer
For	For	2.d Re-elect Mr. Anson Wang as a Director	Issuer
For	For	2.e Re-elect Dr. Cheng Loi as a Director	Issuer
For	For	2.f Authorize the Board of Directors to fix the remuneration of the Directors	Issuer
For	For	3. Re-appoint Deloitte Touche Tohmatsu as the Auditors of the Company and authorize the Board of Directors to fix their remuneration	Issuer
For	For
4.A Authorize the Directors of the Company, subject to paragraph of this resolution, and pursuant to the Rules Governing the Listing of Securities on the Growth Enterprise Market of The Stock Exchange of Hong Kong Limited, during the Relevant Period, to allot, issue and deal with additional shares in the capital of the Company or securities convertible into such shares in the capital of the Company of securities convertible into such shares or options, warrants or similar rights to subscribe for any shares or convertible securities and to make or grant offers, agreements and options which might require the exercise of such powers, and to the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to options or otherwise] by the Directors of the Company pursuant to this resolution, otherwise than pursuant to: i] a Rights Issue [as specified]; or ii] the grant or exercise of any option under the Share Option Scheme of the Company or any other option scheme or similar arrangement for the time being adopted for the
Issuer

 grant or issue to Officers and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or iii] any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares in accordance with the Articles of Association of the Company in force from time to time; or iv] any issue of shares in the Company upon the exercise of rights of subscription or conversion under the terms of any existing warrants of the Company or any existing securities of the Company which carry rights to subscribe for are convertible into shares of the Company, shall not exceed the aggregate of: 20% of the aggregate nominal amount of the share capital of the Company in issue on the date of the passing of this resolution; and the nominal amount of any share capital of the Company repurchased by the Company's subsequent to the passing of this resolution [up to a maximum equivalent to 10%of the aggregate nominal amount of the share capital of the Company in issue on the date of the passing of this Resolution]; [Authority expires the earlier of the conclusion of the next AGM of the Company or the period within which the next AGM of the Company is required by the Memorandum and Articles of association of the Company; or any other applicable Laws to be held]
For	For
4.B Authorize the Directors of the Company, subject to this resolution, by during the Relevant Period [as specified] and otherwise in accordance with the rules and regulations of the securities and Futures Commission of Hong Kong, the Stock Exchange of Hong Kong Limited or of any other stock exchange as amended from time to time and all applicable laws-in this regard, to repurchase securities on the Growth Enterprise Market of the Stock Exchange of Hong Kong Limited or any other stock exchange on which the securities of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and The Stock Exchange of Hong Kong Limited for such purpose, b] the aggregate nominal amount of securities of the Company which may be repurchased by the Company
Issuer

pursuant to this resolution during the Relevant Period shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company us at the date or the passing of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the period within which the next AGM the Company is required by the memorandum and articles of association of the Company, or any other applicable laws to be held]

For	For
4.C Authorize the Directors of the Company, subject to the passing of the Resolution No. 4.A and 4.B, to allot issue and deal with additional securities pursuant to Resolution No. 4.A be and is hereby extended by the addition thereto of an amount representing the aggregate nominal amount of securities repurchased by the Company under the authority granted pursuant to Resolution No. 4.B, provided that such amount of securities so repurchased shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue all at the date of the passing of this Resolution
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA.COM INC	5/27/2008	6219305

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve and ratify the Agreement dated as of 02 APR 2008 [the Agreement] entered into among China.com Corporation Limited, CDC Corporation and CDC Games Corporation for purpose of (i) extending the maturity date of the non-secured promissory note [the Promissory Note] issued by CDC Games Corporation in the amount of USD 60 million, bearing an interest rate of 5.0 % per annum, from the initial 28 JUN 2008 to 28 JUN 2010 and (ii) including CDC Corporation as the guarantor of the Promissory Note [as specified]; the transaction contemplated under the Agreement; and authorize the Directors of the Company, for and on behalf of the Company, amongst other matters, to sign, execute, perfect, deliver or to authorize signing, executing, perfecting and delivering all such documents and deeds, and to do or authorize doing all such acts, matters and things as they may in their discretion consider necessary, expedient or desirable to give effect to and implement the Agreement; and for and on behalf of the Company, amongst other matters, to sign, execute, perfect, deliver or to authorize signing, executing, perfecting and delivering all such documents and deeds, and to do or authorize doing all such acts, matters and things as they may in their discretion consider necessary, expedient or desirable to give effect to and implement a new Rule 10b5-1 Plan, which will expire on the 1st anniversary of the date of this meeting, with GunnAllen Financial Incorporated pursuant to which the Company will purchase up to USD 10,000,000 of shares of CDC Corporation at a price not to exceed USD 8.00 per share with the price and volume limits to be determined by the Independent Board Committee at its absolute discretion.

Company Name	Meeting Date	CUSIP	Ticker

CHINA COAL ENERGY CO LTD	6/20/2008	B1JNK84

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the 2007 report of the Board of Directors of the Company [the Board of Directors]	Issuer
For	For	2. Approve the 2007 report of the Supervisory Committee of the Company [the Supervisory Committee]	Issuer
For	For	3. Approve the report of the Auditors and the Company's audited financial statements for the YE 31 DEC 2007	Issuer
For	For	4. Approve the profit distribution plan for the year 2007 and authorize the Board of Directors to implement such proposal	Issuer
For	For	5. Approve the Company's 2008 capital expenditure budget	Issuer
For	For	6. Approve the 2008 emoluments distribution policy for the Directors and the Supervisors of the Company	Issuer
For	For
7. Re-appoint PricewaterhouseCoopers Zhong Tian CPAs Limited Company, as the Company's Domestic Auditor and PricewaterhouseCoopers, Certified Public Accountants, as the Company's International Auditor for the FY 2008 and to authorize the Board of Directors to determine their respective remunerations
Issuer
For	For
8. Approve and ratify the share purchase agreement dated 25 April 2008 [the Share Purchase Agreement I] entered into between the Company [as the purchaser] and China Coal Imp. & Exp. [as the seller] in relation to the purchase of 100% equity interest in the Dongpo Coal, and the transaction contemplated thereunder; and authorize the Board of Directors of the Company to exercise all powers of the Company and executed all documents and to do all things and take all other steps as might in its opinion be desirable or necessary in connection with the Share Purchase Agreement I and/or the transaction contemplated thereunder
Issuer
For	For
9. Approve and ratify the share purchase agreement dated 25 April 2008 [the Share Purchase Agreement II] entered into between the Company [as the purchaser] and China Coal Trade and Industry [as the seller] in relation to the purchase of 5% equity interest in the Qinhuangdao Imp.& Exp., and the transaction contemplated thereunder; and authorize the Board of the Directors of the Company to exercise all powers of the Company and executed all documents and to do all things and take all other steps as might in its opinion be desirable or necessary in connection with the Share Purchase Agreement II and/or the transaction contemplated thereunder
Issuer
For	For
S.10 Authorize the Directors of the Company to allot, issue and deal with A shares and H shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company otherwise than pursuant to: i) a rights issue; or ii) any scrip dividend or similar arrangement; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association or other applicable laws to be held]; and to make corresponding amendments to the Articles of Association of the Company as it thinks fit so as to reflect the new capital structure upon the allotment or issuance of shares as provided in this resolution
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA FOODS LTD	9/17/2007	6105738

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve and ratify the Share Transfer Master Agreement [as specified] relating to the disposal of the entire issued share capital in the shareholder's loans owed by, the CBL Companies by CBL to CCCI and the acquisition of the entire issued share capital in, the shareholder's loans owed by, the CCCI Company and CCCI Beijing by CBL from CCCI and authorize the Board or one or more than one Member of the Board as the Board determines to execute, perfect and deliver all documents and do all such further acts and things which in their opinion may be necessary, desirable or expedient for the purpose of giving effect to the terms of the Share Transfer Master Agreement and the transactions contemplated thereunder and to approve any changes and amendments thereto as they may consider necessary, desirable or expedient to carry the Share Transfer Master Agreement into effect

For	For
2. Approve and ratify, conditional upon first completion [as specified] of the Share Transfer Master Agreement, the Concentrate Purchase Agreements [as specified] relating to the purchase of concentrate from Coca-Cola China [as specified] by Qingdao Bottler and Jinan Bottler [as specified]

For	For
3. Approve and ratify, conditional upon first completion of the Share Transfer Master Agreement, the Beverage Base Purchase Agreements [as specified] relating to the purchase of beverage base from Jinmei [as specified] by Qingdao Bottler and Jinan Bottler

For	For
4. Approve and ratify the Non-carbonated Beverages Purchase Agreements [as specified] and the maximum aggregate transaction value of the non-carbonated beverages to be purchased by the Company's bottlers from Coca-Cola [Dongguan] [as specified] pursuant to the Non-carbonated Beverages Purchase Agreements for each of the 2 years ending 31 DEC 2007 and 2008 be fixed at RMB 461.4 million and RMB 877.1 million

For
5.A. Approve, conditional upon first completion of the Share Transfer Master Agreement, to revise the maximum aggregate transaction value of the concentrate to be purchased by the bottlers of the Company from Coca-Cola China pursuant to the Concentrate Purchase Agreements for each of the 2 years ending 31 DEC 2007 and 2008 to be RMB 676.5 million and RMB 922.6 million, respectively

For
5. B. Approve, conditional upon first completion of the Share Transfer Master Agreement, to revise the maximum aggregate transaction value of the beverage base to be purchased by the bottlers of the Company from Jinmei pursuant to the Beverage Base Purchase Agreements for each of the 2 years ending 31 DEC 2007 and 2008 to be RMB 61.5 million and RMB 87.5 million, respectively

For	For
6. Approve, conditional upon first completion of the Share Transfer Master Agreement, to revise the maximum aggregate transaction value of the sugar and bottle crowns by the bottlers of the Company from COFCO Group [as specified] pursuant to the Mutual Supply Agreement [as specified] for each of the 2 years ending 31 DEC 2007 and 2008 to be RMB 87.9 million and RMB 113.1 million, respectively

Company Name	Meeting Date	CUSIP	Ticker

CHINA GREEN LTD	10/10/2007	6728555

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive and approve the audited financial statements and the reports of the Directors and the Independent Auditors of the Company and its subsidiaries for the YE 30 APR 2007	Issuer
For	For	2. Declare a final dividend for the YE 30 APR 2007	Issuer
For	For	3.A. Re-elect Mr. Hu Ji Rong as a Director	Issuer
For	For	3.B. Re-elect Mr. Lin Chuan Bi as a Director	Issuer
For	For	3.C. Authorize the Directors to fix the remuneration of the Directors	Issuer
For	For	4. Re-appoint CCIF CPA Limited as the Auditors of the Company and authorize the Directors to fix their remuneration	Issuer
For	For
5. Authorize the Directors of the Company to allot, issue and deal with additional shares of HKD 0.10 each in the share capital of the Company [the Shares] and make or grant offers, agreements and options [including warrants, bonds and debentures convertible into shares] during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company in issue otherwise than pursuant to: i) a rights issue; or ii) the exercise of the conversion rights attaching to any convertible securities issued by the Company; or iii) the exercise of warrants to subscribe for shares; or iv) the exercise of options granted under any Share Option Scheme or similar arrangement for the time being adopted by the Company; or v) an issue of shares in lieu of the whole or part of a dividend on shares in accordance with the Bye-Laws of the Company [Bye-Laws]; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is required by the Bye-laws of the Company or any applicable law of Bermuda to be held]
Issuer
For	For
6. Authorize the Directors of the Company to repurchase the shares of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited [Stock Exchange] or any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of securities on the Stock Exchange or those of any other recognized Stock Exchange as amended from time to time, not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue; [Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Bye-laws of the Company or any applicable law of Bermuda to be held]
Issuer
For	For
7.  Approve to extend the general mandate granted to the Directors of the Company, conditional upon passing Resolutions 5 and 6, to allot, issue and deal with additional shares and to make or grant offers, agreements and options which might require the exercise of such powers pursuant to Resolution 5 by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to Resolution 6, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing the resolution

Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA INTERNATIONAL MARINE CONTAINERS GROUP LTD	10/17/2007	6191351

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve to implement the Stake Entrust Plan of the Company's subsidiary	Issuer
For	For	2. Amend the Company's Articles of Association	Issuer
For	For	3. Approve to increase the allowance for the Independent Directors	Issuer
For	For	4. Approve the regulations on the Company's raised proceeds	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA INTERNATIONAL MARINE CONTAINERS GROUP LTD	4/28/2008	6191351

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive the 2007 working report of the Board of Directors	Issuer
For	For	2. Receive the 2007 working report of the Supervisory Committee	Issuer
For	For	3. Receive the 2007 annual report	Issuer
For	For
4. Approve the 2007 Profit Distribution Plan: 1) cash dividend/10 shares [tax included]: CNY 5.00; 2) bonus issue from profit [share/10 shares]: None; 3) bonus issue from capital reserve [share/10 shares]: None
Issuer
For	For	5. Re-appoint the Company's Audit Firm	Issuer
For	For	6. Amend the Company's Articles of Association	Issuer
For	For	7. Amend the regulations on raised proceeds	Issuer
For	For	8. Approve the 2007 working report of the Independent Directors	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA LOTSYNERGY HLDG LTD	8/6/2007	6418113

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve, subject to and conditional upon the listing Sub-Committee of The Stock Exchange of Hong Kong Limited with responsibility for the Growth Enterprise Market granting the listing of, and permission to deal in, the Subdivided Shares [as specified], every share of HKD 0.01 each in the issued and unissued share capital of the Company, to subdivided into 4 shares of HKD 0.0025 each [the Subdivided Shares] without affecting any existing rights attached to the shares of the Company [the Share Subdivision] and authorize the Directors of the Company to do all things and acts and sign all documents as they may consider necessary, desirable or expedient to implement and/or give effect to any matters relating to or in connection with the share Subdivision
Issuer
For	For	2.1. Re-elect Mr. Chan Shing as a Director of the Company	Issuer
For	For	2.2 Re-elect Mr. Wu Jingwei as a Director of the Company	Issuer
For	For	2.3 Re-elect Mr. Paulus Johannes Cornelis Aloysius Karskens as a Director of the Company	Issuer
For	For
3. Approve to fix the maximum number of Directors at 15 and authorize the Directors to appoint the Directors up to such maximum number in addition to those in office at the close of the SGM on 06 AUG 2007
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA LOTSYNERGY HLDG LTD	10/22/2007	6418113

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve: (A) the acquisition agreement entered into amongst Citibest Investments Limited ["CIL"] [as vendor], Upmax Investments Limited ["UIL"] [as purchaser], Tsang Hoi Yin ["Ms. Tsang"] [as warrantor], Wong Chun Lam ["Mr. Wong"] [as warrantor], Chen Hengben ["Mr. Chen"] [as warrantor], Lin Jianzhong ["Mr. Lin"] [as warrantor], Miao Zhikun ["Mr. Miao"] [as warrantor], Yan Hao ["Mr. Yan"] [as warrantor] and Wang Youcheng ["Mr. Wang"] [as warrantor] on 10 SEP 2007 [the "Acquisition Agreement'], pursuant to which, interalia, CIL has conditionally agreed to sell to UIL and UIL has conditionally agreed to purchase from CIL the 3,600 issued shares of no par value in the share capital of Champ Mark Investments Limited ["CMIL"], representing the entire issued share capital of CMIL, for a total consideration of HKD 168.0 million [subject to adjustments] which will be satisfied as to i) HKD 117.6 million by cash; and ii) HKD 50.4 million by the allotment and issue by the Company of 50.4 million shares of HKD 0.0025 each [the "Consideration Shares"] in the capital of the Company at the issue price of HKD 1.0 each to CIL [or its nominees],
Issuer

and the other transactions contemplated therein; (B) the acquisition agreement entered into amongst Mr. Chen (as vendor), Mr. Lin [as vendor], Mr. Yan [as vendor], Mr. Wang [as vendor] [Mr. Chen, Mr. Lin, Mr. Yan and Mr. Wang, collectively, the "GZSH Vendors"] and Champ Technology Limited ["CTL"] [as purchaser] on 10 SEP 2007 [the "GZSH Acquisition Agreement"], pursuant to which, inter alia, the GZSH Vendors have conditionally agreed to sell to CTL and CTL has conditionally agreed to purchase from the GZSH Vendors the capital contribution in the sum of RMB 2.0 million made by the GZSH Vendors to [Guangzhou San Huan Yong Xin Technology Company Limited] ["GZSH"], representing 20% of the total equity interests in GZSH, for a total consideration of HKD 8.0 million, and the other transactions contemplated therein; [C] the acquisition agreement entered into amongst Mr. Chen [as vendor], Mr. Lin [as vendor], Mr. Miao [as vendor] [Mr. Chen, Mr. Lin and Mr. Miao, collectively the "LHL Vendors"], CTL [as purchaser], Ms. Tsang [as warrantor], Mr. Wong [as warrantor], Mr. Yan [as warrantor], Mr. Wang [as warrantor], CIL

 [as warrantor] and UIL on 10 SEP 2007 [the "LHL Acquisition Agreement"], pursuant to which, inter alia, the LHL Vendors have conditionally agreed to sell to CTL and CTL has conditionally agreed to purchase from the LHL Vendors 70,000 shares of USD 1.0 each in the share capital of Lottnal Holdings Limited ["LHL"], representing 20% of the total issued share capital of LHL, for a total consideration of HKD 48.0 million which will be satisfied as to i) HKD 31.2 million by cash; and ii) HKD 16.8 million by the allotment and issue by the Company of 16.8 million shares of HKD 0.0025 each [the "LHL Consideration Shares"] in the capital of the Company at the issue price of HKD 1.0 each to the LHL Vendors [or their respective nominees], and the other transactions contemplated therein; [E] to authorize the Directors of the Company, subject to the Company obtaining the approval from the listing committee of The Stock Exchange of Hong Kong Limited [the "Stock Exchange"] for the listing of and permission to deal in the Consideration Shares, to issue and allot the Consideration Shares pursuant to the terms and subject to the conditions of the Acquisition Agreement;

[E] to authorize, subject to the Company obtaining the approval from the listing committee of the Stock Exchange for the listing of and permission to deal in the LHL Consideration Shares, to issue and allot the LHL Consideration Shares pursuant to the terms and subject to the conditions of the LHL Acquisition Agreement; and [F] to authorize any one of the Directors of the Company for and on behalf of the Company, to amend any terms of the Acquisition Agreement, the GZSH Acquisition Agreement, the LHL Acquisition Agreement as he/she may see fit or necessary, and to execute all documents or deeds, and to do all acts and things and take all steps which he/she may consider necessary or desirable for the purpose of implementing and giving effect to the Acquisition Agreement, the GZSH Acquisition Agreement, the LHL Acquisition Agreement and/or the transactions contemplated thereunder

Company Name	Meeting Date	CUSIP	Ticker

CHINA MERCHANTS BANK CO LTD, SHENZEN	6/27/2008	B1DYPZ5

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the work report of the Board of Directors for the YE 31 DEC 2007	Issuer
For	For	2. Approve the work report of the Board of Supervisors for the YE 31 DEC 2007	Issuer
For	For	3. Approve the audited financial report for the YE 31 DEC 2007	Issuer
For	For	4. Approve the final financial report for the YE 31 DEC 2007	Issuer
For	For	5. Approve the profit appropriations plan [including the distribution of final dividend] for the YE 31 DEC 2007	Issuer
For	For	6. Appoint the accounting firm for the year 2008 and 2009 and approve to fix their remuneration	Issuer
For	For	7. Approve the duty performance and cross-evaluation reports of the Independent Non-Executive Directors	Issuer
For	For	8. Approve the assessment report on the duty performance of the Directors for the year 2007	Issuer
For	For	9. Approve the duty performance and cross-evaluation reports of the External Supervisors	Issuer
For	For	10. Approve the related party transaction report for the year 2007	Issuer
For	For	11. Approve the acquisition of a portion of the equity interest in CIGNA & CMC Life Insurance Company Limited	Issuer
For	For
12. Approve the acquisition of 53.12% shareholdings in Wing Lung Bank, Limited, including the subsequent possible general offer [the Acquisition], as specified in the announcement of the Company on 2 JUN 2008 and the circular issued by the Company on 12 JUN 2008]; and authorize the Board of the Company and its authorized person to do all such things in relation to the acquisition in accordance with the requirements of PRC and Hong Kong regulatory authorities, including but not limited to, reporting, executing, implementing and amending all necessary agreements, application for approval and/or to do all such things for the purpose of effecting or otherwise in connection with the acquisition or any matter incidental thereto
Issuer
For	For
S13.1 Authorize the Company to issue subordinated bond in the PRC in the principal amount of not more than RMB30 billion [or the equivalent amount of foreign currencies] in the domestic and/or overseas markets to replenish the capital base of the Company in the event that the subordinated bond is issued in both domestic and overseas market, the aggregate principal value for the issue of the subordinated bond in the overseas market shall not exceed RMB10 billion
Issuer
For	For	S1321 Approve in relation to the issue of subordinated bond in the domestic market principal amount: not exceeding RMB 30 billion	Issuer
For	For	S1322 Approve in relation to the issue of subordinated bond in the domestic market maturity 5 years or more	Issuer
For	For	S1323 Approve in relation to the issue of subordinated bond in the domestic market: Interest rate, as specified	Issuer
For	For	S1324 Approve in relation to the issue of subordinated bond in the domestic market: Target subscribers, as specified	Issuer
For	For	S1325 Approve in relation to the issue of subordinated bond in the domestic market: use of proceeds, as specified	Issuer
For	For
S1326 Approve in relation to the issue of subordinated bond in the domestic market: validity period of the resolution passed relating to the issue of subordinated bond in the domestic market, as specified
Issuer
For	For
S1327 Approve to issue the subordinated bond in the domestic market: authorize the Board of the Company and its authorized person to do or cease to do all such things relating to the issue of the subordinated bond in domestic markets [including but not limited to determine and finalize the terms and conditions of the issue of subordinated bonds] and to make amendments to such issue as permitted by the relevant regulatory authorities, such authorization shall be valid for a period from the approval date of AGM to 31 DEC 2009
Issuer
For	For
S13.3 Approve to issue the subordinated bond in the overseas market, will be submitted to the Board of the Company and its authorized person to determine and enact the issue proposal and to do or cease to do all such things relating to such issue based on the actual need of the Company and the overseas market conditions, such authorization shall be valid for a period from the approval date of AGM to 31 DEC 2009
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA MERCHANTS BANK CO LTD, SHENZEN	6/18/2008	B1DYPZ5

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the work report of the Board of Directors for the YE 31 DEC 2007	Issuer
For	For	2. Approve the work report of the Board of Supervisors for the YE 31 DEC 2007	Issuer
For	For	3. Approve the audited financial report for the YE 31 DEC 2007	Issuer
For	For	4. Approve the final financial report for the YE 31 DEC 2007	Issuer
For	For	5. Approve the profit appropriations plan [including the distribution of final dividend] for the YE 31 DEC 2007	Issuer
For	For	6. Appoint the accounting firm for the year 2008 and 2009 and approve to fix their remuneration	Issuer
For	For	7. Approve the duty performance and cross-evaluation reports of the Independent Non-Executive Directors	Issuer
For	For	8. Approve the assessment report on the duty performance of the Directors for the year 2007	Issuer
For	For	9. Approve the duty performance and cross-evaluation reports of the External Supervisors	Issuer
For	For	10. Approve the related party transaction report for the year 2007	Issuer
Against	For	11. Approve the acquisition of a portion of the equity interest in CIGNA & CMC Life Insurance Company Limited	Issuer
For	For
12. Approve the acquisition of 53.12% shareholdings in Wing Lung Bank, Limited, including the subsequent possible general offer [the Acquisition], as specified in the announcement of the Company on 2 JUN 2008 and the circular issued by the Company on 12 JUN 2008]; and authorize the Board of the Company and its authorized person to do all such things in relation to the acquisition in accordance with the requirements of PRC and Hong Kong regulatory authorities, including but not limited to, reporting, executing, implementing and amending all necessary agreements, application for approval and/or to do all such things for the purpose of effecting or otherwise in connection with the acquisition or any matter incidental thereto
Issuer
For	For
S13.1 Authorize the Company to issue subordinated bond in the PRC in the principal amount of not more than RMB30 billion [or the equivalent amount of foreign currencies] in the domestic and/or overseas markets to replenish the capital base of the Company in the event that the subordinated bond is issued in both domestic and overseas market, the aggregate principal value for the issue of the subordinated bond in the overseas market shall not exceed RMB10 billion
Issuer
For	For	S1321 Approve in relation to the issue of subordinated bond in the domestic market principal amount: not exceeding RMB 30 billion	Issuer
For	For	S1322 Approve in relation to the issue of subordinated bond in the domestic market maturity 5 years or more	Issuer
For	For	S1323 Approve in relation to the issue of subordinated bond in the domestic market: Interest rate, as specified	Issuer
For	For	S1324 Approve in relation to the issue of subordinated bond in the domestic market: Target subscribers, as specified	Issuer
For	For	S1325 Approve in relation to the issue of subordinated bond in the domestic market: use of proceeds, as specified	Issuer
For	For
S1326 Approve in relation to the issue of subordinated bond in the domestic market: validity period of the resolution passed relating to the issue of subordinated bond in the domestic market, as specified
Issuer
For	For
S1327 Approve to issue the subordinated bond in the domestic market: authorize the Board of the Company and its authorized person to do or cease to do all such things relating to the issue of the subordinated bond in domestic markets [including but not limited to determine and finalize the terms and conditions of the issue of subordinated bonds] and to make amendments to such issue as permitted by the relevant regulatory authorities, such authorization shall be valid for a period from the approval date of AGM to 31 DEC 2009
Issuer
For	For
S13.3 Approve to issue the subordinated bond in the overseas market, will be submitted to the Board of the Company and its authorized person to determine and enact the issue proposal and to do or cease to do all such things relating to such issue based on the actual need of the Company and the overseas market conditions, such authorization shall be valid for a period from the approval date of AGM to 31 DEC 2009
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA MOBILE LTD	5/8/2008	6073556

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive the audited financial statements and the reports of the Directors and the Auditors of the Company and its subsidiaries for the YE 31 DEC 2007	Issuer
For	For	2.i Declare an ordinary final dividend for the YE 31 DEC 2007	Issuer
For	For	2.ii Declare a special final dividend for the YE 31 DEC 2007	Issuer
For	For	3.i Re-elect Mr. Lu Xiangdong as a Director	Issuer
For	For	3.ii Re-elect Mr. Xue Taohai as a Director	Issuer
For	For	3.iii Re-elect Mr. Huang Wenlin as a Director	Issuer
For	For	3.iv Re-elect Mr. Xin Fanfei as a Director	Issuer
For	For	3.v Re-elect Mr. Lo Ka Shui as a Director	Issuer
For	For	4. Re-appoint Messrs. KPMG as the Auditors and authorize the Directors to fix their remuneration	Issuer
For	For
5. Authorize the Directors, to purchase shares of HKD 0.10 each in the capital of the Company including any form of depositary receipt representing the right to receive such shares [Shares] and the aggregate nominal amount of Shares which may be purchased on The Stock Exchange of Hong Kong Limited or any other stock exchange on which securities of the Company may be listed and which is recognized for this purpose by the Securities and Futures Commission of Hong Kong and The Stock Exchange of Hong Kong Limited shall not exceed or represent more than 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or within which the next AGM of the Company is required by law to be held]
Issuer
Against	For
6. Authorize the Directors to allot, issue and deal with additional shares in the Company [including the making and granting of offers, agreements and options which might require shares to be allotted, whether during the continuance of such mandate or thereafter] provided that, otherwise than pursuant to i) a rights issue where shares are offered to shareholders on a fixed record date in proportion to their then holdings of shares; ii) the exercise of options granted under any share option scheme adopted by the Company; or iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend in accordance with the Articles of Association of the Company, the aggregate nominal amount of the shares allotted shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution; [if the Directors are so authorized by
Issuer

a separate ordinary resolution of the shareholders of the Company] the nominal amount of the share capital of the Company repurchased by the Company subsequent to the passing of this resolution [up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution]; [Authority expires the earlier of the conclusion of the next AGM of the Company or within which the next AGM of the Company is required by law to be held]

Against	For
7. Authorize the Directors, to issue, allot and deal with shares by the number of shares repurchased up to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution, as specified in Resolution 6
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA NATIONAL BUILDING MATERIAL COMPANY LTD	12/19/2007	B0Y91C1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve the New Parent Framework Agreements and the proposed annual caps in respect of the 4 non-exempt continuing connected transactions with Parent Group for the period from 01 JAN 2008 to 31 DEC 2010

Company Name	Meeting Date	CUSIP	Ticker

CHINA PETE & CHEM CORP	11/15/2007	6291819

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	S1.01 Approve the Issuance Size	Issuer
For	For	S1.02 Approve the Issuance Price	Issuer
For	For	S1.03 Approve the Issuance Price	Issuer
For	For	S1.04 Approve the term of the Bonds	Issuer
For	For	S1.05 Approve the interest rate of the Bonds with Warrants	Issuer
For	For	S1.06 Approve the term and method of repayment for principal and interest	Issuer
For	For	S1.07 Approve the term of redemption	Issuer
For	For	S1.08 Approve the term of redemption	Issuer
For	For	S1.09 Approve the term of the Warrants	Issuer
For	For	S1.10 Approve the conversion period of the Warrants	Issuer
For	For	S1.11 Approve the conversion period of the Warrants	Issuer
For	For	S1.12 Approve the conversion period of the Warrants	Issuer
For	For	S1.13 Approve the conversion period of the Warrants	Issuer
For	For	S1.14 Approve the conversion period of the Warrants	Issuer
For	For	S1.15 Approve the validity of the Resolution	Issuer
For	For	S1.16 Authorize the Board of Directors to complete the Specific Matters of the Proposed Issuance	Issuer
For	For	2. Approve the feasibility of the projects to be invested with the proceeds from the proposed issuance	Issuer
For	For	3. Approve the description prepared by the Board of Directors on the use of proceeds from the previous issuance	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA PETROLEUM & CHEMICAL CORP SINOPEC	5/26/2008	6291819

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the report of the Board of Directors of Sinopec Corporation for the YE 31 DEC 2007	Issuer
For	For	2. Approve the report of the Supervisory Board of Sinopec Corporation for the YE 31 DEC 2007	Issuer
For	For	3 .Approve the audited financial report and consolidated financial report of Sinopec Corporation for the YE 31 DEC 2007	Issuer
For	For	4. Approve the profit distribution plan and distribution of final dividend of Sinopec Corporation for the YE 31 DEC 2007	Issuer
For	For
5. Approve the re-appointment of KPMG Huazhen and KPMG as the domestic and overseas auditors of Sinopec Corp. for the year 2008, respectively, and to authorize the Board of Directors to determine their remunerations
Issuer
For	For	6. Authorize the Board of Directors to determine the interim profit distribution plan of Sinopec Corp. for 2008	Issuer
For	For
S.7 Authorize the Board of Directors of Sinopec Corporation a general mandate to issue new shares: In order to grant discretion to the Board of Directors on the flexibility of issuance of new shares, to obtain a general mandate from shareholders; Under the general mandate, to allot, issue and deal with shares not exceeding 20% of the existing domestic listed shares and overseas listed foreign shares of Sinopec Corporation However, notwithstanding the obtaining of the general mandate, any issue of domestic shares needs shareholders; approval at shareholders; meeting in accordance with the relevant PRC laws and regulations It is resolved as follow: Subject to paragraphs and pursuant to the Company Law (the Company Law] of the Peoples Republic of China (the PRC) and the listing rules of the relevant stock exchanges (as amended from time to time), the exercise by the Board of Directors of Sinopec Corporation of all the powers of Sinopec Corporation granted by the general and unconditional mandate to allot, issue and deal with shares during the Relevant Period and to determine the terms and conditions for the allotment and issue of new
Issuer

shares including the following terms: (a) class and number of new shares to be issued; (b) price determination method of new shares and/or issue price (including price range); (c) the starting and closing dates for the issue; (d) class and number of the new shares to be issued to existing shareholders; and (e) the making or granting of offers, agreements and options which might require the exercise of such powers; (2) The approval in paragraph (1) to make or grant offers, agreements and options which would or might require the exercise of such powers after the end of the Relevant Period.; (3) The aggregate nominal amount of new domestic listed shares and new overseas listed foreign shares allotted, issued and dealt with or agreed conditionally or unconditionally to be allotted, issued and dealt with (whether pursuant to an option or otherwise) by the Board of Directors of Sinopec Corporation pursuant to the approval in paragraph (1), otherwise than pursuant to issue of shares by conversion of the surplus reserve into share capital in accordance with the Company Law of the PRC and the Articles of Association of Sinopec

Corporation, shall not exceed 20% of each class of the existing domestic listed shares and overseas listed foreign shares of Sinopec Corporation (4) In exercising the powers granted in paragraph (1), the Board of Directors of Sinopec Corporation must (i) comply with the Company Law of the PRC and the relevant regulatory stipulations (as amended from time to time) of the places where Sinopec Corporation is listed; and (ii) obtain approval from China Securities Regulatory Commission and other relevant PRC government departments (6) the Board of Directors of Sinopec Corporation, subject to the approval of the relevant authorities of the PRC and in accordance with the Company Law of the PRC, to increase the registered capital of Sinopec Corporation to the required amount upon the exercise of the powers pursuant to paragraph to sign the necessary documents, complete the necessary formalities and take other necessary steps to complete the allotment and issue and listing of new shares, provided the same do not violate the relevant laws, administrative regulations, listing rules of the relevant stock exchanges and the Articles of Association. Subject to the approval of the relevant PRC authorities, to make appropriate and necessary amendments to Article 20 and Article 23 of the Articles of Association after completion of the allotment and issue of new shares according to the method, type and number of the allotment and issue of new shares by Sinopec Corporation and the actual situation of the shareholding structure of Sinopec Corporation at the time of completion of the allotment and issue of new shares in order to reflect the alteration of the share capital structure and registered capital of Sinopec Corporation pursuant to the exercise of this mandate[Authority expires the earlier at conclusion of the next AGM of Sinopec Corporation or 12 months from the date of passing this Resolution

For	For
S.8 Approve the resolution regarding the issue of domestic Corporate bonds in principal amount not exceeding RMB 20 billion within 24 months after the date of such resolution passed at AGM as specified
Issuer
For	For	S.9 Authorize the Board of Directors to deal with all matters in connection with the issue of domestic Corporate bonds as specified	Issuer
Abstain	For
S.10 Approve the resolution regarding the amendments to the Articles of Association of Sinopec Corporation according to the prevailing market conditions and the needs for further development of the business of Sinopec Corporation, it is proposed to amend the relevant provisions relating to the business scope of Sinopec Corporation in Article 12 of Articles of Association as specified
Issuer
Abstain	For
S.11 Authorize the Secretary to the Board to make further necessary amendments to the wording or sequence of the revised business scope mentioned in Resolution 10 above based on the requirements of the approval authorities and the Administration for Industry and Commerce
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA SHENHUA ENERGY CO LTD	8/24/2007	B09N7M0

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
S.1.A. Approve, upon the obtaining of approvals, the CSRC and other relevant regulatory authorities, the issue and listing of A Shares by the Company and each of the terms and conditions of the A Share issued: Type of securities to be issued is A Shares
Issuer
For	For	S.1.B. Approve the nominal value RMB 1.00 each	Issuer
For	For	S.1.C. Approve the stock exchange for listing: Shanghai Stock Exchange	Issuer
For	For
S.1.D. Approve the number of A Shares to be issued: not more than 1.8 billion A Shares; the final number of A Shares to be issued shall be subject to approval by the CSRC, and subject to adjustment by the Board, as authorized by the shareholders at the EGM, and within the range approved by the CSRC having regard to the relevant circumstances
Issuer
For	For
S.1.E. Approve the rights attached to A Shares: the A Shares to be issued are listed domestic shares and, except as otherwise provided for in the relevant Laws, administrative regulations, departmental rules and other regulatory documents and the Articles of Association, holders of such A Shares will be entitled to the same rights as the existing Shareholders of H Shares of the Company in all respects
Issuer
For	For
S.1.F. Approve the Plan of Distribution of distributable profits: shareholders under the A Share issue will not be entitled to the distributable profits of the Company up to and including 30 JUN 2007; the amount of distributable profits of the Company as at 30 JUN 2007 shall be referenced to the audit results of the Company's Auditors; the amount of such distributable profits shall be determined after taking into account transfers to the statutory surplus reserve [which pursuant to the Articles of Association shall be an amount equal to 10% of the net profits as calculated pursuant to PRC GAAP] and other statutory reserves [if any] and shall be the lesser of the amounts as calculated in accordance with PRC GAAP and International Financial Reporting Standards; the actual distribution of the distributable
Issuer

profits of the Company as at 30 JUN 2007 will be implemented by the Board in accordance with the authorization given by shareholders to the Board in respect thereof; Distributable Profits of the Company from 01 JUL 2007 to the date prior to the A Share issue shall, following the A Share issue, be for the benefit of the existing shareholders and the new shareholders in proportion to their respective shareholdings

For	For
S.1.G. Approve the Target Subscribers: qualified strategic investors, price consultation participants, and the individuals, legal entities and other investors which have maintained share accounts with the Shanghai Stock Exchange [except those prohibited by PRC Laws and regulations and other regulatory requirements to which an A Share issuer is subject]
Issuer
For	For
S.1.H. Approve the price determination method: the issue price range will be determined based on prevailing market conditions of the PRC securities market at the time when the A Share issue takes place, by way of market consultations or any other price determination method approved by the CSRC; the issue price will be determined following discussions between the Company and the lead underwriters, based on the prevailing market conditions
Issuer
For	For
S.1.I. Approve the use of proceeds: the net proceeds from the A Share issue, after deducting relating expenses, will all be used to (i) invest in and improve the Group's coal, power and transportation sectors; (ii) acquire strategic assets in the PRC and overseas, and (iii) strengthen the Group's working capital base and for general corporate use
Issuer
For	For	S.1.J. Approve the validity period of this resolution: this resolution in respect of the A Share issue shall be effective for a period of 12 months from the date of the passing of this resolution	Issuer
For	For
S.1.K. Authorize the Board to deal with matters relating to the A Share issue in accordance with all applicable rules and regulations of the CSRC, the Stock Exchange of Hong Kong Limited and the Shanghai Stock Exchange; including but not limited to the following: (i) within the scope of A Share issue proposal, determining the size of A Share issue, target subscribers, issue price, mode of issue, over-allotment option and timing of A Share issue; (ii) determining on matters relating to strategic investors, including but not limited to identifying the strategic investors, conducting negotiations with strategic investors and entering into the relevant agreements for and on behalf of the Company; (iii) determining on the amount of investment in the projects within the scope of the use of proceeds as approved at the EGM; and (iv) entering into on behalf of the
Issuer

Company all documents required for the A Share issue [including but not limited to preliminary prospectus, the prospectus, sponsors agreement, underwriting agreement, listing agreement, professional advisers' agreements and any related announcements and circulars], handling all matters in respect of A Share issue taking all necessary actions and carrying out all necessary procedures in relation to the change of registered capital of the Company following the A Share issue

For	For
S.2. Amend the Articles of Association, as specified; authorize the Board to further amend the revised version of the Articles of Association and carry out relevant filing procedures with the relevant authorities based on the total number of shares and share capital of the Company upon completion of the A Share Issue pursuant to the requirements of the relevant regulatory authorities and also to delegate authorization specified in this resolution
Issuer
For	For
3. Amend the Rules and Procedures of shareholders' general meetings as specified and become effective upon completion of A Share issue; authorize the Board to further amend the revised version of the Rules and Procedures of shareholders' general meetings so as to meet the requirements of applicable Laws and of the relevant regulatory authorities and to delegate the authorization specified in this resolution
Issuer
For	For
4. Amend the Rules and Procedures of the Board of Directors as specified and become effective upon completion of A Share issue; authorize the Board to further amend the revised version of the Rules and Procedures of the Board of Directors so as to meet the requirements of applicable Laws and of the relevant regulatory authorities and to delegate the authorization specified in this resolution
Issuer
For	For
5. Amend the rules and procedures of meetings of the Supervisory Committee as specified and become effective upon completion of A Share issue; authorize the Supervisory Committee to further amend the revised version of the rules and procedures of meetings of the Supervisory Committee so as to meet the requirements of applicable Laws and of the relevant regulatory authorities and authorize the Board to delegate the authorization specified in this resolution
Issuer
For	For
6. Approve the terms of the Acquisition Agreement entered into between the Company and Shenhua Group on 30 JUN 2007 for the acquisitions and the transactions contemplated therein; and the execution of the Acquisition Agreement by the Directors of the Company and authorize the Directors of the Company to do all such acts and things and to sign and execute all documents and to take such steps as the Directors of the Company [or any one of them] may in their absolute discretion consider necessary, appropriate, desirable or expedient to give effect to or in connection with the Acquisition Agreement or any of the transactions contemplated thereunder and all other matters incidental thereto
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA SHENHUA ENERGY CO LTD	5/16/2008	B09N7M0

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive the report of the Board of Directors of the Company for the YE 31 DEC 2007	Issuer
For	For	2. Receive the report of the Board of Supervisors of the Company for the YE 31 DEC 2007	Issuer
For	For	3. Approve the Audited financial statements of the Company for the YE 31 DEC 2007	Issuer
For	For	4. Approve the Company's profit distribution plan for the YE 31 DEC 2007	Issuer
For	For	5. Approve the remuneration of the Directors and the Supervisors of the Company in 2007	Issuer
For	For
6. Re-appoint KPMG Huazhen and KPMG as the PRC and International Auditors respectively of the Company for 2008; and authorize the Committee appointed by the Board comprising Messrs. Chen Biting and Ling Wen, all being Directors of the Company, to determine their remuneration
Issuer
For	For	7. Approve the amendments to the "Connected Transaction Decision System of China Shenhua Energy Company Limited"	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA SHIPPING CONTAINER LINES CO LTD	9/29/2007	B018L76

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	S.1. Approve that, the Initial Public Offering and listing of A Shares [RMB ordinary shares] as specified	Issuer
For	For
S.2. Approve the Plan for distribution of distributable profit before offering initial public offering of A shares ['the offering of A shares'] as specified; and amend Article 3.6 and 3.9 as specified; and authorize the Board to distribute RMB 3,316,500,000 shares as bonus shares, and to execute distribution and handle matters relating to the examination, approval and registration of the amendments to the Articles of Association; to sign necessary documents relating to share dividend distribution; to go through other necessary formalities relating to the share dividend distribution and take other necessary actions relating to share dividend distribution and approve the distributable profit
Issuer
For	For
S.3. Approve that, to improve the Corporate Governance Structure of the Company, to increase the number of Independent Non-Executive Directors from the existing 4 to 5 to bring it up to at least one third of the total number of Directors of the Company in accordance with the best practices as specified in Appendix 14 Code on Corporate Governance Practices of SEHK Listing Rules, and relevant Chinese laws, regulations and regulatory documents; appoint Mr. Shen Zhongying as an Independent Director of the Company; amend Article 10.1 as specified; and authorize the Board to go through formalities relating to the examination, approval and registration of the amendments to the Articles of Association and to determine the remuneration of the Independent Director elect and sign a service contract with the same
Issuer
For	For
S.4. Approve the removal of Mr. Yao Guojian, a shareholder representative Supervisor; amend Paragraph 1 of Article 13.3 as specified; and authorize the Board to go through formalities relating to the examination, approval and registration of the amendments to the Articles of Association and authorize the Supervisory Committee to determine the remuneration of the Independent Director elect and sign a service contract with the same
Issuer
For	For
S.5. Amend the Articles of Association as specified and authorize the Board to make amendments as it deems necessary and appropriate pursuant to the governing laws and regulations and the requirements of the relevant government agenda of China and to go through examination, approval and registration formalities with the relevant government agenda after A Shares are offered; and to set Special Committees pursuant to the Articles of Association and relevant clauses as specified
Issuer
For	For	S.6. Approve the rules of procedure of shareholders' general meeting as specified	Issuer
For	For	S.7. Approve the rules of procedure of meetings of the Board of Directors as specified	Issuer
For	For	S.8. Approve the rules of procedure of meeting of the Supervisory Committee as specified	Issuer
For	For	9. Approve the fair decision-making system of connected transactions as specified	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA SHIPPING CONTAINER LINES CO LTD	9/29/2007	B018L76

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	S.1. Approve the Initial Public Offering and listing of A shares as specified	Issuer
For	For	S.2. Approve the Plan for distribution of distributable profit before offering and amend Article 3.6, as specified	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA SHIPPING CONTAINER LINES CO LTD	2/21/2008	B018L76

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Appoint Mr. Lin Jianqing as a Non-Executive Director of the Company with effect from the approval of such appointment at the EGM until the conclusion of the AGM of the Company for the year 2009, i.e. on or around June 2010
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA SHIPPING CONTAINER LINES CO LTD	6/17/2008	B018L76

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the audited financial statements and the auditors' report of the Company as at and for the YE 31 DEC 2007	Issuer
For	For	2. Approve the proposed profit distribution plan of the Company for the YE 31 DEC 2007	Issuer
For	For	3. Approve the report of the Board of Directors of the Company [the Board] for the YE 31 DEC 2007	Issuer
For	For	4. Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2007	Issuer
For	For	5. Approve the annual report and its summary of the Company prepared under the requirements of the Shanghai Stock Exchange for the YE 31 DEC 2007	Issuer
For	For
6. Approve the appointment of PricewaterhouseCoopers, Hong Kong, Certified Public Accountants as the Company's International Auditor, to hold office for the year 2008, and authorize the audit committee of the Board to determine its remuneration
Issuer
For	For
7. Approve the appointment of Vocation International Certified Public Accountants as the Company's PRC Auditor, to hold office for the year 2008, and authorize the audit committee of the Board to determine its remuneration
Issuer
For	For	8. Approve to determine the remuneration of the Directors and the Supervisors of the Company for the YE 31 DEC 2008	Issuer
For	For	9. Ratify to increase in remuneration of the Directors and the Supervisors of the Company who concurrently occupy management positions of the Company for the YE 31 DEC 2007	Issuer
For	For
10. Appoint Mr. Kou Laiqi as a Supervisor of the Company with effect from the conclusion of the AGM until the conclusion of the AGM of the Company for the year 2009 i.e. on or around JUN 2010 and the resignation of Mr. Tu Shiming as a Supervisor of the Company
Issuer
For	For	11. Approve the amendments to parts of the methods for the implementation of the H share share appreciation rights [the Rights] scheme [the Scheme] of the Company [the Methods], as specified	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA SOUTHERN AIRLINES LTD	12/18/2007	6013693

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve the execution of the aircraft acquisition agreement dated 16 JUL 2007, copy of which will be produced to the EGM marked A and initialed by the Chairman of the EGM for the purpose of identification, between the Boeing Company, a Company incorporated in the State of Delaware of the United States of America as vendor and Xiamen Airlines Company Limited as purchaser and the transaction contemplated thereunder, upon the terms and subject to the conditions therein contained
Issuer
For	For
2. Approve the execution of the aircraft acquisition agreement dated 20 AUG 2007, copy of which will be produced to the EGM marked B and initialed by the Chairman of the EGM for the purpose of identification, between the Boeing Company, a Company incorporated in the State of Delaware of the United States of America as vendor and the Company as purchaser and the transaction contemplated thereunder, upon the terms and subject to the conditions therein contained
Issuer
For	For
3. Approve the execution of the aircraft acquisition agreement dated 23 OCT 2007, copy of which will be produced to the EGM marked C and initialed by the Chairman of the EGM for the purpose of identification, between Airbus SNC, a Company incorporated in the Toulouse as vendor and the Company as purchaser and the transaction contemplated thereunder, upon the terms and subject to the conditions therein contained
Issuer
For	For
4. Approve the execution of the Financial Services Agreement dated 15 NOV 2007, copy of which will be produced to the EGM marked D and initialed by the Chairman of the EGM for the purpose of identification, between Southern Airlines Group Finance Company Limited and the Company and the provision of the Deposit Services and the cap amount contemplated thereunder, upon the terms and subject to the conditions therein contained
Issuer
For		5. Approve and consider the resignation of Mr. Liu Biao as the Supervisor of the Company	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA SOUTHERN AIRLINES CO LTD	6/16/2008	6013693

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Approve the report of the Directors of the Company for the year 2007	Issuer
For	For	2 Approve the report of the Supervisory Committee of the Company for the year 2007	Issuer
For	For	3 Approve the audited consolidated financial statements of the Company for the year 2007	Issuer
For	For	4 Approve any adjustment to be made to certain items contained in the financial statements of the Company for the year 2007 in accordance with the relevant rules and regulations	Issuer
For	For	5 Approve the profit distribution proposal for the year 2007	Issuer
For	For	6 Appoint KPMG Huazhen as the PRC Auditors of the Company and KPMG as the International Auditors of the Company for the year 2008 and authorize the Board to determine their remuneration	Issuer
For	For
7 Authorize the Board to examine and approve external guarantees, the cumulative total of which shall not exceed RMB 400 million in each FY, except those matters in relation to external guarantees which shall be examined and approved at the general meeting as provided in the notice of the China Securities Regulatory Commission and the China Banking Regulatory Commission concerning the regulation of external guarantees to be provided by the listed Companies
Issuer
For	For	8 Appoint Ms. Zhang Wei as a Supervisor of the 5th Session of the Supervisory Committee of the Company with effect from the passing of this resolution on the date of the AGM	Issuer
For	For
S.9 Authorize: the Company to issue short-term financing bills in the PRC in the principal amount of not more than RMB 4 billion for a term of up to 1 year; the Chairman [the "Chairman"] of the Board of Directors of the Company [the "Board"] or any person authorized by the Chairman to determine and finalize the terms and conditions of and any relevant matters in relation to the proposed issue of the short-term financing bills based on the needs of the Company and the market conditions at the time of the issuance, including determining and finalizing the final principal amount and interest rates of the short-term financing bills; and the Board to execute all necessary documents, to conduct appropriate information disclosures and/or to do all such things and acts as are considered necessary or expedient and in the interests of the Company for the purpose of effecting or otherwise in connection with its proposed issue of the short-term financing bills or any matter incidental thereto
Issuer
For	For
S.10 Approve, conditional upon the Listing Committee of The Stock Exchange of Hong Kong Limited ["Stock Exchange"] granting or agreeing to grant the listing of, and permission to deal in, the H shares of the Company to be issued under the Bonus Shares Issue [as defined hereafter]: the bonus shares issue ["Bonus Shares Issue"] of shares of the Company ["New Share(s)"] to the shareholders of the Company whose names appear on the register of holders of H Shares and register of holders of A Shares of the Company respectively on the record date to be determined by the Board on the basis of 5 New Shares for every 10 existing shares of the Company then held, by transferring capital reserves; and authorize the Directors to exclude shareholders who are residents outside the PRC or the Hong Kong Special Administrative Region of the PRC, on account of prohibitions or requirements under overseas laws or regulations or for
Issuer

some other reasons which the Board of Directors consider expedient; and approve the consequential amendments to the Articles of Association of the Company as a result of the Bonus Shares Issue [as detailed in Resolution 11]; and authorize the Directors to take any step or sign any document as they consider necessary desirable or expedient in connection with the Bonus Shares Issue and the transactions contemplated thereunder

For	For
S.11 Approve the consequential amendments to the Articles of Association of the Company as a result of the Bonus Shares Issue; and authorize the Director to modify the wordings of such amendments as appropriate [such amendments will not be required to be approved by the shareholders of the Company] and to do all such things as necessary in respect of the amendments to the Articles of Association of the Company pursuant to the results of the Bonus Shares Issue and the requirements [if any] of the relevant PRC authorities [including but not limited to all applications, filings and registrations with the relevant authorities] as specified
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA SOUTHERN AIRLINES CO LTD	6/16/2008	6013693

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For
1 Approve, conditional upon the Listing Committee of The Stock Exchange of Hong Kong Limited granting or agreeing to grant the listing of, and permission to deal in, the H shares of the Company ['H Shares'] to be issued under the Bonus Shares Issue [as defined below] and the passing of the resolution approving the Bonus Share Issue at the AGM of the Company and the Class Meeting for the holders of A Shares, the bonus shares issue ['Bonus Shares Issue'] of shares of the Company ['New Share(s)'] to the shareholders of the Company whose names appear on the register of holders of H Shares and register of holders of A Shares of the Company respectively on the record date to be determined by the Board on the basis of 5 New Shares for every 10 existing shares of the Company then held, by transferring capital reserves; and authorize the Directors: to exclude shareholders who are residents outside the PRC or the Hong Kong Special Administrative Region of the PRC, on account of prohibitions or requirements under overseas laws or regulations or for some other reasons which the Board of Directors consider expedient;
Issuer

and to take any step or sign any document as they consider necessary desirable or expedient in connection with the Bonus Shares Issue and the transactions contemplated thereunder [including the consequential amendments to the Articles of Association of the Company]

Company Name	Meeting Date	CUSIP	Ticker

CHINA SOUTHERN AIRLINES CO LTD	6/25/2008	6013693

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the report of the Directors of the Company for the year 2007	Issuer
For	For	2. Approve the report of the Supervisory Committee of the Company for the year 2007	Issuer
For	For	3. Approve the audited consolidated financial statements of the Company for the year 2007	Issuer
For	For	4. Approve any adjustment to be made to certain items contained in the financial statements of the Company for the year 2007 in accordance with the relevant rules and regulations	Issuer
For	For	5. Approve the profit distribution proposal for the year 2007	Issuer
For	For	6. Appoint KPMG Huazhen as the PRC Auditors of the Company and KPMG as the International Auditors of the Company for the year 2008 and authorize the Board to determine their remuneration	Issuer
For	For
7. Authorize the Board to examine and approve external guarantees, the cumulative total of which shall not exceed RMB 400 million in each FY, except those matters in relation to external guarantees which shall be examined and approved at the general meeting as provided in the notice of the China Securities Regulatory Commission and the China Banking Regulatory Commission concerning the regulation of external guarantees to be provided by the listed Companies
Issuer
For	For	8. Appoint Ms. Zhang Wei as a Supervisor of the 5th Session of the Supervisory Committee of the Company with effect from the passing of this resolution on the date of the AGM	Issuer
For	For
S.9. Authorize: the Company to issue short-term financing bills in the PRC in the principal amount of not more than RMB 4 billion for a term of up to 1 year; the Chairman [the "Chairman"] of the Board of Directors of the Company [the "Board"] or any person authorized by the Chairman to determine and finalize the terms and conditions of and any relevant matters in relation to the proposed issue of the short-term financing bills based on the needs of the Company and the market conditions at the time of the issuance, including determining and finalizing the final principal amount and interest rates of the short-term financing bills; and the Board to execute all necessary documents, to conduct appropriate information disclosures and/or to do all such things and acts as are considered necessary or expedient and in the interests of the Company for the purpose of effecting or otherwise in connection with its proposed issue of the short-term financing bills or any matter incidental thereto
Issuer
Against	For
S.10. Approve, conditional upon the Listing Committee of The Stock Exchange of Hong Kong Limited ["Stock Exchange"] granting or agreeing to grant the listing of, and permission to deal in, the H shares of the Company to be issued under the Bonus Shares Issue [as defined hereafter]: the bonus shares issue ["Bonus Shares Issue"] of shares of the Company ["New Share(s)"] to the shareholders of the Company whose names appear on the register of holders of H Shares and register of holders of A Shares of the Company respectively on the record date to be determined by the Board on the basis of 5 New Shares for every 10 existing shares of the Company then held, by transferring capital reserves; and authorize the Directors to exclude shareholders who are residents outside the PRC or the Hong Kong Special Administrative Region of the PRC, on account of prohibitions or requirements under overseas laws or regulations or for
Issuer

some other reasons which the Board of Directors consider expedient; and approve the consequential amendments to the Articles of Association of the Company as a result of the Bonus Shares Issue [as detailed in Resolution 11]; and authorize the Directors to take any step or sign any document as they consider necessary desirable or expedient in connection with the Bonus Shares Issue and the transactions contemplated thereunder

Against	For
S.11. Approve the consequential amendments to the Articles of Association of the Company as a result of the Bonus Shares Issue; and authorize the Director to modify the wordings of such amendments as appropriate [such amendments will not be required to be approved by the shareholders of the Company] and to do all such things as necessary in respect of the amendments to the Articles of Association of the Company pursuant to the results of the Bonus Shares Issue and the requirements [if any] of the relevant PRC authorities [including but not limited to all applications, filings and registrations with the relevant authorities] as specified
Issuer
For	For
12. Approve the execution of the aircraft acquisition agreement dated 18 APR 2008, between Xiamen Airlines Company Limited as purchaser and The Boeing Company, a Company incorporated in the State of Delaware of the United States of America as vendor and the transaction contemplated there under, upon the terms and subject to the conditions therein contained
Issuer
For	For
S.13. Authorize: the Company to issue medium term notes in the PRC in the principal amount of not more than RMB 1.5 billion for a term of 3 years; the Executive Directors to determine and finalize the terms and conditions of and any relevant matters in relation to the proposed issue of the medium term notes based on the needs of the Company and the market conditions at the time of the issuance, including determining and finalizing the final principal amount and interest rates of the medium term notes; and the Board to execute all necessary documents, to conduct appropriate information disclosures and/or to do all such things and acts as are considered necessary or expedient and in the interests of the Company for the purpose of effecting or otherwise in connection with its proposed issue of the medium term notes or any matter incidental thereto
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA TELECOM CORP LTD	8/31/2007	6559335

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the resignation of Madam Huang Wenlin from her position as an Executive Director of the Company	Issuer
For	For
2. Approve the appointment of Mr. Zhang Chenshuang as an Executive Director of the Company and shall take effect from the date of this resolution until 09 SEP 2008, and authorize any 1 of the Directors of the Company to sign a Service Agreement with Mr. Zhang Chenshuang and authorize the Board to fix the remuneration of Mr. Zhang Chenshuang
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA TELECOM CORP LTD	2/25/2008	6559335

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
S1. Approve the merger agreements entered into between the Company and each of Shanghai Telecom Company Limited, Guangdong Telecom Company Limited, Jiangsu Telecom Company Limited, Zhejiang Telecom Company Limited, Anhui Telecom Company Limited, Fujian Telecom Company Limited, Jiangxi Telecom Company Limited, Guangxi Telecom Company Limited, Chongqing Telecom Company Limited, Sichuan Telecom Company Limited, Hubei Telecom Company Limited, Hunan Telecom Company Limited, Hainan Telecom Company Limited, Guizhou Telecom Company Limited, Yunnan Telecom Company Limited, Shaanxi Telecom Company Limited, Gansu Telecom Company Limited, Qinghai Telecom Company Limited, Ningxia Telecom Company Limited and Xinjiang Telecom Company Limited [all of which are wholly-owned subsidiaries of the Company] ['Companies to be merged], pursuant to which the Company shall merge with the Companies to be merged by way of absorption and authorize the Board of Directors of the Company to do all such acts, execute all such documents and adopt all such steps as it deems
Issuer
necessary, appropriate or suitable to implement and/or give effect to the terms of the merger agreements

Company Name	Meeting Date	CUSIP	Ticker

CHINA TELECOM CORP LTD	5/30/2008	6559335

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1 Approve the equity transfer agreement dated 31 MAR 2008 [Acquisition Agreement] entered into between the Company and China Telecommunications Corporation, as specified, pursuant to which, inter alia, China Telecommunications Corporation has agreed to sell, and the Company has agreed to purchase, the entire equity interest in Beijing Telecom at a purchase price of RMB 5,557.00 million payable in cash within 15 Business Days after the date of completion of the Acquisition; and authorize the any Director of the Company to do all such further acts and things and execute such further documents and take all such steps which in their opinion as may be necessary, desirable or expedient to implement and/ or give effect to the terms of the Acquisition Agreement
Issuer
For	For	S.2 Amend, subject to the passing of Resolution No. 1, the Article 13 of the Articles of Association of the Company as specified	Issuer
For	For
S.3 Approve, subject to the passing of Resolution 1, the merger of the Company with Beijing Telecom by way of absorption after completion of the Acquisition and authorize any Director of the Company to do all such acts, execute all such documents and adopt all such steps as it deems necessary, appropriate or suitable to implement the merger
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA TELECOM CORP LTD	5/30/2008	6559335

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1 Approve the financial statements of the Company, the report of the Board of Directors, the report of the Supervisory Committee and the report of the International Auditor's for the YE 31 DEC 2007 and authorize the Board of Directors [the Board] to prepare the budget of the Company for the year 2008
Issuer
For	For	2 Approve the profit distribution and the declaration and payment of a final dividend for the YE 31 DEC 2007	Issuer
For	For	3 Re-appoint KPMG and KPMG Huazhen as the International Auditor and Domestic Auditor of the Company for the YE 31 DEC 2008 and authorize the Board to fix the remuneration of the Auditors	Issuer
For	For
S.4.1 Authorize the Company to issue of debentures denominated in local or foreign currencies, in 1 or more tranches, including, but not limited to, short-term commercial paper, asset-backed notes, Company bonds, corporate debts and asset securitization products, from the date of this meeting until the date on which the AGM of the Company for the YE 2008 is held, with a maximum outstanding repayment amount RMB 60 billion [the issue]
Issuer
For	For
S.4.2 Authorize the Board or any 2 or more Directors of the Company [the Directors], taking into consideration the specific needs of the Company and other market conditions, to determine the specific terms, conditions and other matters of the issue [including, but not limited to, the determination of the type, actual aggregate amount, interest rate, rating, guarantee arrangements and use of proceeds of the issue]; do all such acts which are necessary and incidental to the issue [including, but not limited to, the securing of approve, the determination of underwriting arrangements, and dissemination of relevant application documents to the regulatory body, and the securing of approve from the regulatory body]; and take all such steps which are necessary for the purposes of executing the issue [including, but not limited to, the execution of all requisite documentation and the disclosure of relevant information in accordance with applicable laws], and approve and ratify to the extend that any of the aforementioned acts and steps that have already been undertaken by the Board of
Issuer
Directors in connection with the issue
For	For
S.5 Authorize the Company, to allot, issue and deal with additional shares of the Company [Shares] and to make or grant offers, agreements and options during and after the relevant period, not exceeding the aggregate of 20% of the Company's existing domestic shares and H shares, otherwise than pursuant to: i) a rights issue; or ii) any scrip dividend or similar arrangement; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the 12 month period following the passing of these special resolution]
Issuer
For	For
S.6 Authorize the Board to increase the registered capital of the Company to reflect the issue of shares in the Company under Special Resolution 5, and to make such appropriate and necessary amendments to the Article of Association of the Company as they think fit to reflect such increases in the registered capital of the Company and to take any other action and complete any formality required to effect such increase of the registered capital of the Company
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA UNICOM LTD	4/16/2008	6263830

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Receive the financial statements and the reports of the Directors and of the Independent Auditor for the YE 31 DEC 2007	Issuer
For	For	2 Declare a final dividend for the YE 31 DEC 2007	Issuer
For	For	3.aI Re-elect Mr. Tong Jilu as a Director	Issuer
For	For	3.aII Re-elect Mr. Li Zhengmao as a Director	Issuer
For	For	3.aIII Re-elect Mr. Li Gang as a Director	Issuer
For	For	3.aIV Re-elect Mr. Miao jianhua as a Director	Issuer
For	For	3.av Re-elect Mr. Lee Suk Hwan as a Director and	Issuer
For	For	3.avi Re-elect Mr. Cheung Wing Lam, Linus, as a Director	Issuer
For	For	3.b Authorize the Board of Directors to fix remuneration of the Directors for the YE 31 DEC 2008	Issuer
For	For	4 Re-appoint Messrs. PricewaterhouseCoopers as the Auditors and authorize the Board of Directors to fix their remuneration for the YE 31 DEC 2008	Issuer
For	For
5 Authorize the Directors of the Company to purchase shares of HKD 0.10 each in the capital of the Company including any form of depositary receipts representing the right to receive such shares [Shares] on The Stock Exchange of Hong Kong Limited [the Stock Exchange] or any other stock exchange recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange in accordance with all applicable laws including the Hong Kong Code on share repurchases and the Rules Governing the Listing of Securities on the Stock Exchange as amended during the relevant period, not exceeding 10% of the aggregate nominal amount of the share capital of the Company at the date of passing of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is to be held by the Company's Articles of Association [Articles of Association] or the Companies Ordinance]
Issuer
For	For
6 Authorize the Directors of the Company to allot, issue and dealt with additional shares and make or grant offers, agreements and options during and after the relevant period, not exceeding the aggregate of aa) 20% of the aggregate nominal amount of the share capital of the Company at the date of passing of this resolution; plus bb) the aggregate nominal amount of share capital of the Company repurchased by the Company [up to 10% of the aggregate nominal amount of the share capital as at the date of passing of this resolution], otherwise than pursuant to i) a rights issue; ii) the exercise of options granted under any share option scheme adopted by the Company; or iii) any scrip dividend or similar arrangement; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is to be held by the Company's Articles of Association [Articles of Association] or the Companies Ordinance]
Issuer
For	For	7 Authorize the Directors of the Company as specified in Resolution 6 in respect of the share capital of the Company referred to in such resolution	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA WATERS AFFAIR GROUP LTD.	9/7/2007	6671477

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive and approve the audited financial statements and the reports of the Directors and the Auditors for the YE 31 MAR 2007	Issuer
For	For	2.i. Re-elect Mr. Li Ji Sheng as an Executive Director	Issuer
For	For	2.ii.Re-elect Ms. Huang Saho Yun as an Independent Non-Executive Director	Issuer
For	For	2.iii. Re-elect Ms. Liu Dong as an Independent Non-Executive Director	Issuer
For	For	2.iv. Re-elect Mr. Chau Kam Wing as an Independent Non-Executive Director	Issuer
For	For	2.V. Re-elect Mr. Ong King Keung as an Independent Non-Executive Director	Issuer
For	For	2.VI. Authorize the Board of Directors to fix the Directors' remuneration	Issuer
For	For	3. Re-appoint Messrs. Grant Thornton as the Auditors and authorize the Board of Directors to fix their remuneration	Issuer
For	For
4. Authorize the Directors of the Company, to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options [including warrants, bonds and debentures convertible into shares of the Company] during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company otherwise than pursuant to a Rights Issue or the exercise of any options granted under the share option scheme or an issue of shares upon the exercise of subscription rights attached to the warrants which might be issued by the Company or an issue of shares in lieu of the whole or part of a dividend on shares or any scrip dividend scheme or similar arrangement; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is to be held by law]
Issuer
For	For
5.  Authorize the Directors of the Company, to repurchase issued shares in the capital of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited or any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange for this purpose and subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; [Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law]
Issuer
For	For
6. Approve, conditional upon the passing of Resolutions 4 and 5, to add the aggregate nominal amount of the share capital of the Company which are purchased by the Company pursuant to Resolution 5 to the aggregate nominal amount of the share capital of the Company that may be allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to and in accordance with Resolution 4
Issuer
For	For
7. Approve, subject to and conditional upon the Listing Committee of The Stock Exchange of Hong Kong Limited granting the listing of, and permission to deal in, the shares of HKD 0.01 each in the share of the Company (representing a maximum of 10% of the shares in issue as at the date of passing of this Resolution) to be issued pursuant to the exercise of options which may be granted under the share option scheme adopted by the Company on 06 SEP 2002 (the Share Option Scheme) and any other share option schemes of the Company, the refreshment of the scheme limit on grant of options under the Share Option Scheme and any other share option schemes of the Company up to 10% of the shares in issue as at the date of passing this Resolution (the Refreshed Scheme Limit) and authorize the Directors of the Company to do such acts and execute such documents to implement the Share Option Scheme within the Refreshed Scheme Limit
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHINA WATERS AFFAIR GROUP LTD.	2/19/2008	6671477

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve and ratify the conditional sale and purchase agreement [the Agreement] dated 16 JAN 2008 made between China Water Investments Limited [the Vendor] and Asset Full Resources Limited [the Purchaser], as specified, pursuant to which, inter alia, the Vendor agreed to sell and the purchaser agreed to purchase 427,890,908 shares of Prime Investments Holdings Limited for a total consideration of HKD 72,741,454.36, and the transaction contemplated thereunder; and authorize the Directors of the Company to do all such further acts and things and execute such further documents which in their opinion may be necessary or expedient to give effect to the terms of the Agreement
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHONG QING CHANGAN AUTOMOBILE CO LTD	4/25/2008	6159478

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Approve the 2007 work report of the Board of Directors
For	For	2 Approve the 2007 work report of the Supervisory Committee
For	For	3 Approve the 2007 annual report and its abstract
For	For	4 Approve the 2007 financial resolution report
For	For
5 Approve the 2007 Profit Distribution Plan: 1) cash dividend/10 shares [tax included]: CNY 0.00; 2) bonus issue from profit [share/10 shares]: none; and 3) bonus issue from capital reserve [share/10 shares]: 2.0

For	For	6 Approve the 2008 estimate of the Company's continuing related transactions
For	For	7 Approve the application for credit lines to a Company
For	For	8 Approve the technology innovation in a project
For	For	9 Approve the capacity expansion of a project

Company Name	Meeting Date	CUSIP	Ticker

CNOOC LTD	11/26/2007	B00G0S5

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve and ratify the Revised Cap for the "Provision of exploration and support services" category of continuing connected transactions, as specified	Issuer
For	For
2. Approve the Non-exempt Continuing Connected Transactions as specified, which the Company expects to occur on a regular and continuous basis in the ordinary and usual course of business of the Company and its subsidiaries, as the case may be, and to be conducted on normal commercial terms, and authorize any Director of the Company to do all such further acts and things and execute such further documents and take all such steps which in their opinion may be necessary, desirable or expedient to implement and/or give effect to the terms of such transactions
Issuer
For	For	3. Approve and ratify the Proposed Caps for each category of the Non-exempt Continuing Connected Transactions, as specified	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CNOOC LTD	5/29/2008	B00G0S5

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	a.1 Receive the audited statement of accounts together with the reports of the Directors and the Auditors thereon for the YE 31 DEC 2007	Issuer
For	For	a.2 Declare a final dividend for the YE 31 DEC 2007	Issuer
For	For	a.3.1 Re-elect Mr. Fu Chengyu as a Executive Director	Issuer
For	For	a.3.2 Re-elect Mr. Zhou Shouwei as a Executive Director	Issuer
For	For	a.3.3 Re-elect Mr. Yang Hua as a Executive Director	Issuer
For	For	a.3.4 Re-elect Professor Lawrence J. Lau as a Independent Non-Executive Director	Issuer
For	For	a.3.5 Elect Mr. Wang Tao as a new Independent Non-Executive Director	Issuer
For	For	a.3.6 Authorize the Board of Directors to fix the remuneration of each of the Directors	Issuer
For	For	a.4 Re-appoint the Company's Independent Auditors and authorize the Board of Directors to fix their remuneration	Issuer
For	For
b.1 Authorize the Directors of the Company, subject to paragraph (b) below, the exercise by the Directors during the Relevant Period [as hereinafter defined] of all the powers of the Company to repurchase shares in the capital of the Company on The Stock Exchange of Hong Kong Limited [the Stock Exchange] or on any other exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange for this purpose [Recognized Stock Exchange], subject to and in accordance with all applicable laws, rules and regulations and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited [the Listing Rules], or of any other Recognized Stock Exchange and the Articles of Association [the Articles] of the Company; the aggregate nominal amount of shares of the Company which the Company is authorized to repurchase pursuant to the approval in paragraph (a) above shall not exceed 10'%of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution;
Issuer

and [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by any applicable laws or the Articles of the Company to be held]

For	For
b.2 Authorize the Directors of the Company, subject to the following provisions of this resolution, the exercise by the Directors during the Relevant Period [as hereinafter defined] of all the powers of the Company to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements and options [including bonds, notes, warrants, debentures and securities convertible into shares of the Company] which would or might require the exercise of such powers; authorize the Directors, the approval in paragraph (a) above during the Relevant Period to make or grant offers, agreements and options [including bonds, notes, warrants, debentures and securities convertible into shares of the Company] which would or might require the exercise of such powers after the end of the Relevant Period; the aggregate nominal amount of share capital of the Company allotted or agreed conditionally or unconditionally to be allotted, issued or dealt with [whether pursuant to an option or otherwise] by the Directors pursuant to the approval in paragraph (a) above, otherwise than pursuant to: (i) a Rights Issue [as hereinafter
Issuer

defined]; (ii) an issue of shares pursuant to any specific authority granted by shareholders of the Company in general meeting, including upon the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any bonds, notes, debentures or securities convertible into shares of the Company; (iii) an issue of shares pursuant to the exercise of any option granted under any share option scheme or similar arrangement for the time being adopted by the Company and/or any of its subsidiaries; (iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of the Company; or (v) any adjustment, after the date of grant or issue of any options, rights to subscribe or other securities referred to above, in the price at which shares in the Company shall be subscribed, and/or in the number of shares in the Company which shall be subscribed, on exercise of re1evant rights under such options, warrants or other securities, such adjustment being made in accordance with, or as contemplated by the terms of such options, rights to subscribe or other securities shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by any applicable Laws or the Articles of the Company to be held]

For	For
b.3 Authorize the Directors, subject to the passing of the resolutions B1 and B2 as specified to allot, issue and deal with additional shares or the Company pursuant to resolution B2 specified in this notice by the addition to it of an amount representing the aggregate nominal amount of the shares in the capital of the Company which are repurchased by the Company pursuant to and since the granting to though Company of the general mandate to repurchase shares in accordance with resolution B1 set out in this notice, provided that such extended amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this Resolution
Issuer

Company Name	Meeting Date	CUSIP	Ticker

COSCO INTERNATIONAL HOLDINGS LIMITED	10/4/2007	6806280

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve and ratify the Agreement as specified, and all transactions contemplated thereunder and in connection therewith, and authorize any one Director of the Company for and on behalf of the Company to execute all such other documents and agreements and to do all such acts or things deemed by him to be incidental to, ancillary to or in connection with the matters contemplated under the Agreement and completion thereof as he may consider necessary, desirable or expedient to give effect to the agreement and the transactions contemplated thereunder
Issuer

Company Name	Meeting Date	CUSIP	Ticker

COSCO INTERNATIONAL HOLDINGS LIMITED	12/27/2007	6806280

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1.Approve and ratify the Ship Agency Services Agreement and the relevant proposed Caps, as specified, and all transactions contemplated thereunder and in connection therewith; and authorize any one Director of the Company and on behalf of the Company to execute all such other documents and agreements and to do all such acts or things deemed by him to be incidental to, ancillary to or in connection with the matters contemplated under the Ship Agency Services Agreement
Issuer
For	For
2. Approve and ratify the Supply and Installation Services Agreement and the relevant proposed Caps, as specified, and all transactions contemplated thereunder and in connection therewith; authorize Director of the Company and on behalf of the Company to execute all such other documents and agreements and to do all such acts or things deemed by him to be incidental to, ancillary to or in connection with the matters contemplated under the Supply and Installation Services Agreement
Issuer
For	For
3. Approve and ratify the Sales and Referral Services Agreement and the relevant proposed Caps, as specified, and all transactions contemplated thereunder and in connection therewith; authorize the Directors of the Company on behalf of the Company to execute all such other documents and agreements and to do all such acts or things deemed by him to be incidental to, ancillary to or in connection with the matters contemplated under the Sales and Referral Services Agreement
Issuer
For	For	4. Approve and ratify the NKM Referral Services Agreement and the relevant proposed Caps, as specified, and all transactions contemplated thereunder and in connection therewith	Issuer
For	For
5. Approve and ratify the NKM-COSCO Kansai Purchase Agreement and the Kansai Purchase Agreements and the relevant proposed Caps, as specified, and all transactions contemplated thereunder and in connection therewith
Issuer
For	For	6. Approve and ratify the NKM-COSCO Kansai Supply Agreement and the relevant proposed Caps, as specified, and all transactions contemplated thereunder and in connection therewith	Issuer
For	For	7. Approve and ratify the Technology Transfer Agreements and the relevant proposed Caps, as specified, and all transactions contemplated thereunder and in connection therewith	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CSG HOLDING CO LTD	4/10/2008	6196174

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Receive the 2007 working report of the Board of Directors	Issuer
For	For	2 Receive the 2007 working report of the Supervisory Committee	Issuer
For	For	3 Receive the 2007 working report of the Independent Directors	Issuer
For	For	4 Receive the 2007 working report of the Independent Directors	Issuer
For	For	5 Receive the 2007 financial resolution report	Issuer
For	For
6 Approve the 2007 Profit Distribution Plan: 1) cash dividend/10 shares [tax included]: CNY 1.50, 2) bonus issue from profit [share/10 shares]: none, 3) bonus issue from capital reserve [share/10 shares]: none
Issuer
For	For	7 Re-elect the Board of Directors	Issuer
For	For	8 Re-elect the Supervisors	Issuer
For	For	9 Approve the plan of short-term financing bill issue	Issuer
For	For	10 Approve the guarantee for the Company's controlled subsidiary	Issuer
For	For	11 Amend the Company's Articles of Association	Issuer
For	For	12 Amend the Company's rules over procedures for the general meeting of shareholders	Issuer
For	For	13 Amend the Company's rules over procedures for the Board of Directors	Issuer
For	For	14 Amend the Company's rules over procedures for the Supervisory Committee	Issuer
For	For	15 Amend the working rules for the Independent Directors	Issuer
For	For	16 Amend the Company's Regulations on External Guarantees	Issuer
For	For	17 Amend the regulations on proceeds from issuance	Issuer

Company Name	Meeting Date	CUSIP	Ticker

DATANG INTL PWR GENERATION CO LTD	5/30/2008	6080716

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Approve the report of the Board of Directors of the Company' [the "Board"]" [including independent non-executive Directors report on work]	Issuer
For	For	2 Approve the report of the Supervisory Committee of the Company for the year 2007	Issuer
For	For	3 Approve the financial report of the Company for the year 2007	Issuer
For	For	4 Approve the profit distribution plan for the year 2007	Issuer
For	For	5 Re-appoint the PricewaterhouseCoopers Zhong Tian CPAs Co, Limited and PricewaterhouseCoopers Certified Public Accountants, Hong Kong as the Company's 2008 Domestic and International Auditors	Issuer
For	For	6 Approve the investment in the construction of the Coal-based Natural Gas Project in Kesheketeng	Issuer
For	For	7 Approve the provision of guarantees for the Company's investment and construction projects	Issuer
For	For	8 Approve the provision of guarantee for the Loan of Jiangxi Datang International Xinyu Power Generation Company Limited, the wholly-owned subsidiary of the Company	Issuer
For	For	9 Approve the replacement of Supervisor; appoint Mr. Zhang Xiaoxu as a Supervisor of the Company and approve that Mr. Zhang Wantuo no longer be the Supervisor of the Company	Issuer
For	For
S.1 Approve and ratify the Company's Medium-To-Short-Term Debt Financing Plan, and to issue medium-to-short-term debt financing in a principal amount of not more than RMB 10 billion and that such mandate be effective for a term of 12 months effective from the date of approval by the Company's shareholders; and Authorize any 2 Directors of the Company to, with reference to the market conditions and the Company's needs, decide and plan the relevant matters, including but not limited to, the final issue size, term, issue method and interest rate, and to, when deemed necessary, beneficial or in the interest of the Company, sign any necessary documents or take any necessary actions regarding the effection of the plan or any additional matters related or relevant to the plan
Issuer
For	For
S.2 Authorize the Board, subject to this special resolution, to generally and unconditionally within 12 months from the date of approval of this special resolution at the AGM, exercise all rights of the Company to place or issue, individually or jointly, domestic shares [A shares] and overseas-listed foreign shares [H shares] and execute or grant any offers, agreements and arrangements which may require the exercise of such rights; pursuant to this special resolution, the Board may place or issue, individually or jointly, A shares and H shares with the respective number of A shares and H shares to be placed or issued, individually or jointly, not more than 20% of the respective number of the issued A shares and H shares of the Company at the date of passing this resolution; subject to
Issuer

this special resolution, the Board may, within the given limits, determine the respective number of A shares and H shares to be placed or issued, individually and jointly, and subject to this special resolution and according to the actual condition of the placement or issue of new A shares and new H shares, to increase the registered capital of the Company and make appropriate amendments to Articles 18 and 21 to the Articles of Association

Company Name	Meeting Date	CUSIP	Ticker

DATANG INTL PWR GENERATION CO LTD	5/30/2008	6080716

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Approve the report of the Board of Directors of the Company [the "Board"] [including the Independent Non-Executive Directors report on work]	Issuer
For	For	2 Approve the "Report of the Supervisory Committee of the Company for the year 2007"	Issuer
For	For	3 Approve the "Financial report of the Company for the year 2007"	Issuer
For	For	4 Approve the "Profit distribution plan for the year 2007"	Issuer
For	For
5 Re-appoint PricewaterhouseCoopers Zhong Tian CPAs Co, Limited ["PwC Zhong Tian"] and PricewaterhouseCoopers Certified Public Accountants, Hong Kong ["PwC"] as the Company's 2008 Domestic and International Auditors
Issuer
For	For	6 Approve the investment in the construction of the coal-based natural gas project in Kesheketeng	Issuer
For	For	7 Approve the "Provision of guarantees for the Company's investment and construction projects"	Issuer
For	For	8 Approve the "Provision of guarantee for the loan of Jiangxi Datang International Xinyu Power Generation Company Limited, the wholly-owned subsidiary of the Company"	Issuer
For	For	9 Approve the replacement of a Supervisor	Issuer
For	For	10 Elect Mr. Cao Jingshan as a Director and approve Mr. Zhang Yi to cease to be a Director of the Company	Issuer
For	For	11 Elect Mr. Li HengYuan as an Independent Non-Executive Director	Issuer
For	For
S.1 Approve and ratify the Company's Medium-To-Short-Term Debt Financing Plan, and to issue medium-to-short-term debt financing in a principal amount of not more than RMB 10 billion and that such mandate be effective for a term of 12 months effective from the date of approval by the Company's shareholders; and authorize any 2 Directors of the Company to, with reference to the market conditions and the Company's needs, decide and plan the relevant matters, including but not limited to, the final issue size, term, issue method and interest rate, and to, when deemed necessary, beneficial or in the interest of the Company, sign any necessary documents or take any necessary actions regarding the effection of the plan or any additional matters related or relevant to the Plan
Issuer
For	For
S.2 Authorize the Board, to generally and unconditionally, within 12 months from the date of approval of this special resolution at the AGM, exercise all rights of the Company to place or issue, individually or jointly, domestic shares [A shares] and overseas-listed foreign shares [H shares] and execute or grant any offers, agreements and arrangements which may require the exercise of such rights, not exceeding, individually or jointly, 20% of the respective number of the issued A shares and H shares of the Company at the date of passing this resolution; and , within the given limits, to determine the respective number of A shares and H shares to be placed or issued, individually and jointly, and subject to this special resolution and according to the actual condition of the placement or issue of new A shares and new H shares, to increase the registered capital of the Company; and amend Articles 18 and 21 to the Articles of Association
Issuer

Company Name	Meeting Date	CUSIP	Ticker

DAZHONG TRANSPORTATION (GROUP) CO LTD	4/17/2008	6800787

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Approve the 2007 work report of the Board
For	For	2 Approve the 2007 work report of the Supervisory Committee
For	For	3 Approve the 2007 financial final report and 2008 financial budget report
For	For	4 Approve the 2007 Profit Distribution Plan: cash dividend/10 shares [tax included] : CNY 0.00; bonus issue from profit [share/10 shares]: 5.0; bonus issue from capital reserve [share/10 shares]: none
For	For	5 Approve the Company's external guarantees in 2008
For	For	6 Approve the Company's Articles of Association
For	For	7 Re-appoint the Audit Firm and approve the payment of audit fee
Against	For	8 Approve the Company to change its business scope

Company Name	Meeting Date	CUSIP	Ticker

GOLDEN MEDITECH CO LTD	9/3/2007	6430559

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve and adopt the audited consolidated financial statements of the Company and its subsidiaries and the reports of the Directors [the Directors] of the Company and the Auditors for the YE 31 MAR 2007
Issuer
For	For	2. Declare a final dividend for the YE 31 MAR 2007	Issuer
For	For	3.A. Re-elect Ms. Zheng Ting as an Executive Director	Issuer
For	For	3.B. Re-elect Professor CAO Gang as an Independent Non-Executive Director	Issuer
For	For	3.C. Re-elect Mr. GAO Zong Ze as an Independent Non-Executive Director	Issuer
For	For	4. Authorize the Directors to fix their remuneration	Issuer
For	For	5. Re-appoint KPMG as the Auditors and authorize the Directors to fix their remuneration	Issuer
For	For
6. Authorize the Board of Directors [the Board] to allot, issue and deal with additional shares of HKD 0.10 each in the Company [the Shares] or securities convertible or exchangeable into shares and to make or grant offers, agreements, options, warrants, or similar rights during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company in issue otherwise than pursuant to: i) a rights issue; ii) the exercise of the subscription rights under options granted under any option scheme or similar arrangement for the time being; or iii) any scrip dividend or similar arrangement providing for the allotment and issue of shares or other securities of the Company in lieu of the whole or part of a dividend on shares in accordance with the Articles of Association of the Company; or iv) any issue of shares pursuant to the
Issuer

exercise of rights of subscription or conversion under the terms of any existing warrants, bonds, debentures, notes and other securities of the Company which carry rights to subscribe for or are convertible into shares; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by any applicable Law or the Articles of Association of the Company to be held]

For	For
7. Authorize the Board to repurchase shares during the relevant period, on the Growth Enterprise Market of The Stock Exchange of Hong Kong Limited [the Stock Exchange] or any other stock exchange recognized for this purpose by the Securities and Futures Commission of Hong Kong and the Stock Exchange under the Hong Kong Code on shares repurchases, not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company required by any applicable law or the Articles of Association of the Company to be held]
Issuer
For	For
8.  Approve, conditional upon the passing of Resolutions 6 and 7 as specified, the aggregate nominal amount of share capital of the Company that may be allotted, issued or dealt with or agreed conditionally or unconditionally to be allotted, issued or dealt with by the Board pursuant to and in accordance with the mandate granted under Resolution number 6 be increased and extended by the addition thereto of the aggregate nominal amount of shares repurchased by the Company pursuant to and in accordance with the mandate granted under Resolution Number 7, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this Resolution
Issuer

Company Name	Meeting Date	CUSIP	Ticker

GUANGDONG PROVINCIAL EXPRESSWAY DEVELOPMENT CO LTD	9/27/2007	6389435

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the additional investment in a Company	Issuer

Company Name	Meeting Date	CUSIP	Ticker

GUANGDONG PROVINCIAL EXPRESSWAY DEVELOPMENT CO LTD	11/21/2007	6389435

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Amend the Rules and Procedures regarding Independent Directors' Working System	Issuer
For	For	2. Amend the Articles of Association	Issuer
For	For	3. Approve the use of proceeds from previous Share Issuances	Issuer
For	For	4.1 Approve the scale of Bonds Issuance	Issuer
For	For	4.2 Approve the issue price of Bonds with Warrants attached	Issuer
For	For	4.3 Approve the target subscribers of Bonds with Warrants attached	Issuer
For	For	4.4 Approve the Issuing Method of Bonds with Warrants attached	Issuer
For	For	4.5 Approve the coupon rate of Bonds with Warrants attached	Issuer
For	For	4.6 Approve the maturity date of Bonds with Warrants attached	Issuer
For	For	4.7 Approve the deadline and method of repayment of principal and payment of interest	Issuer
For	For	4.8 Approve the Redemption Clause for Bonds with Warrants attached	Issuer
For	For	4.9 Approve to provide guarantee for the Bonds Issuance	Issuer
For	For	4.10 Approve the duration of Warrants	Issuer
For	For	4.11 Approve the exercise period of Warrants	Issuer
For	For	4.12 Approve the exercise price and price adjustment method of Warrants	Issuer
For	For	4.13 Approve the exercise ratio of Warrants	Issuer
For	For	4.14 Approve the use of proceeds from the Bonds Issuance	Issuer
For	For	4.15 Approve the issuance of Bonds for a period of 12 months from the date of approval	Issuer
For	For	4.16 Authorize the Board to handle all matters related to the Bonds Issuance	Issuer
For	For	5. Approve the feasibility report on the use of proceeds from the Bonds Issuance	Issuer
For	For	6. Elect Mr. Zhou Yu Ming as a Director	Issuer

Company Name	Meeting Date	CUSIP	Ticker

GUANGDONG PROVINCIAL EXPRESSWAY DEVELOPMENT CO LTD	1/11/2008	6389435

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve an equity investment in a Company	Issuer
For	For	2. Approve an equity investment in another Company	Issuer

Company Name	Meeting Date	CUSIP	Ticker

GUANGDONG PROVINCIAL EXPRESSWAY DEVELOPMENT CO LTD	2/3/2008	6389435

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

Abstain	For	1. Approve the trust Management of a project by a Company	Issuer
Abstain	For	2. Approve the trust Management of another project by another Company	Issuer

Company Name	Meeting Date	CUSIP	Ticker

GUANGDONG PROVINCIAL EXPRESSWAY DEVELOPMENT CO LTD	5/20/2008	6389435

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive the 2007 financial resolution report	Issuer
For	For
2. Approve the 2007 profit distribution plan: 1) cash dividend/10 shares (tax included): CNY 2.40; 2) bonus issue from profit (share/10 shares): none 3) bonus issue from capital reserve (share/10 shares): none
Issuer
For	For	3. Approve the 2007 working report of the General Manager	Issuer
For	For	4. Approve the 2007 working report of the Board of Directors	Issuer
For	For	5. Approve the 2007 working report of the Supervisory Committee	Issuer
For	For	6. Approve the 2007 annual report and its abstract	Issuer
For	For	7. Re-appoint the Company's Audit Firm	Issuer
For	For	8. Approve the by-election of 2 Independent Directors	Issuer

Company Name	Meeting Date	CUSIP	Ticker

HC INTERNATIONAL INC	4/25/2008	6725363

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive and consider the audited financial statements and the reports of the Directors and the Auditors of the Company and its subsidiaries for the YE 31 DEC 2007	Issuer
For	For	2.A Re-elect Mr. Wu Hui as an Executive Director	Issuer
For	For	2.B Re-elect Mr. Xiang Bing as an independent Non-executive Director	Issuer
For	For	2.C Re-elect Mr. Guo Wei as an independent Non-executive Director	Issuer
For	For	2.D Authorize the Board of Directors to fix the remuneration of the Directors	Issuer
For	For	3. Re-appoint the Auditors and authorize the Board of Directors to fix their remuneration	Issuer
Against	For
4.A Approve, subject to this resolution and the requirements of the Rules Governing the Listing of Securities on the Growth Enterprise Market of the Stock Exchange of Hong Kong Limited [the GEM Listing Rules], the exercise by the Directors of the Company during the relevant period as hereinafter defined] of all the powers of the Company to allot, issue and deal with additional shares or securities convertible into shares in the capital of the Company and to make or grant offers, agreements and options which might require the exercise of such power; authorize the Directors of the Company, to make or grant offers, agreements, and options which would or might require the exercise of such power during or after the end of the Relevant Period as hereinafter defined]; the aggregate nominal amount of share capital allotted, issued or dealt with or agreed conditionally or unconditionally to be allotted, issued or dealt with [whether pursuant to the exercise of options or otherwise] by the Directors of the Company pursuant to the approval of this resolution, otherwise than pursuant to: (a) a Rights Issue; (b) the grant or exercise of any option under any share
Issuer

option scheme or similar arrangement of the Company for the time being adopted for the grant or issue to officers and/or Employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or (c) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company in force from time to time; or (d) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into shares shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company]

For	For
4.B Approve, subject to this resolution, the exercise by the Directors of the Company during the Relevant Period [as hereinafter defined] of all the powers of the Company to repurchase its shares in the capital of the Company on The Stock Exchange of Hong Kong Limited [the Stock Exchange] or any other stock exchange on which the shares of the Company may be listed and which are recognized for this purpose by the Securities and Futures Commission of Hong Kong and the Stock Exchange, in accordance with all applicable Laws and/or the requirements of the Stock Exchange or of any other Stock Exchange and the Hong Kong Code on share repurchases as amended from time to time; the aggregate nominal amount of shares of the Company which are authorized to be repurchased by the Company pursuant to the approval above during the
Issuer

Relevant Period shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution, and the authority granted shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company, or any applicable Laws to be held]

Against	For
4.C Approve, conditional upon resolutions 4.A and 4.B, the general mandate granted to the Directors of the Company to exercise the powers of the Company to allot, issue and deal with additional shares pursuant to the said resolution 4.A by the addition to the aggregate nominal amount of the share capital of the Company which may be allotted or agreed conditionally or unconditionally to be allotted and issued by the Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted to the Directors of the Company pursuant to the said resolution 4.B, provided that such an amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution
Issuer

Company Name	Meeting Date	CUSIP	Ticker

HC INTERNATIONAL INC	6/20/2008	6725363

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For
1 Authorize the Board of Directors of the Company, subject to and conditional upon the Stock Exchange of Hong Kong Limited granting the listing of and permission to deal in the shares of HKD 0.10 each in the capital of the Company issuable upon exercise of the options to be granted pursuant to the authority given, to grant options under the Share Option Scheme of the Company adopted on 30 NOV 2003 pursuant to which shares representing up to 10% of the number of shares in issue as at the date of passing of this resolution may be issued upon the exercise of such options [the Refreshed Scheme Mandate Limit] and to do all such acts and to enter into all such transactions, arrangements and agreements as may be necessary or expedient in order to give full effect to the Refreshed Scheme Mandate Limit
Issuer
For
2 Approve to enter into the continuing connected transactions as contemplated under the New Printing Supplemental Agreement and the cap amounts as specified in such Agreement and authorize any Director to make such amendments to the above document of a non-material nature as appropriate
Issuer

Company Name	Meeting Date	CUSIP	Ticker

HENGAN INTERNATIONAL GROUP CO LTD	5/13/2008	6136233

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Receive the audited financial statements and the reports of the Directors and the Auditors of the Company and its subsidiaries for the YE 31 DEC 2007	Issuer
For	For	2 Declare a final dividend for the YE 31 DEC 2007	Issuer
For	For	3.i Re-elect Mr. Hui Lin Chit as a Director	Issuer
For	For	3.ii Re-elect Mr. Loo Hong Sing Vincent as a Director	Issuer
For	For	3.iii Re-elect Mr. Chan Henry as a Director	Issuer
For	For	3.iv Re-elect Ms. Ada Ying Kay Wong as a Director	Issuer
For	For	3.v Authorize the Board of Directors to fix the remuneration of the Directors	Issuer
For	For	4 Re-appoint the Auditors and authorize the Board of Directors to fix the remuneration their remuneration	Issuer
For	For
5 Authorize the Directors to allot, issue and deal with additional shares in the Company [including the making and granting of offers, agreements and options which might require shares to be allotted, during and after the relevant period, otherwise than pursuant to aa) a rights issue where shares are offered to shareholders on a fixed record date in proportion to their then holdings of shares; bb) the exercise of rights of subscription under the terms of any warrants or other securities issued by the company carrying a right to subscribe or purchase shares of the Company cc) the exercise of options granted under any share option scheme adopted by the Company; or dd) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a
Issuer

dividend in accordance with the Articles of Association of the Company, the aggregate nominal amount of the shares allotted shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or within which the next AGM of the Company is required by any applicable law or the Articles of Association of the Company to be held]

For	For
6 Authorize the Directors during the relevant period of all the powers of the Company to purchase shares of HKD 0.10 each in the capital of the Company including any form of depositary receipt representing the right to receive such shares [Shares] and the aggregate nominal amount of Shares which may be purchased pursuant and shall not exceed or represent more than 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution, and the said approval shall be limited accordingly; and relevant period from the date of the passing of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or within which the next AGM of the Company is required by any applicable law or the Articles of Association of the Company to be held]
Issuer
For	For
7 Approve to extend the general mandate referred to in Resolution 5 granted to the Directors of the Company to allot, issue and deal with any additional shares of the Company pursuant to Resolution 5, by an amount representing the aggregate nominal amount of the share capital purchased by the Company pursuant to Resolution 6, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution
Issuer

Company Name	Meeting Date	CUSIP	Ticker

HUADIAN POWER INTERNATIONAL CORPORATION LTD	5/13/2008	6142780

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
S.1 Authorize the Board of Directors of the Company, to issue shares of the Company: during the relevant period [as specified], an unconditional general mandate to separately or concurrently issue, allot and/or deal with additional domestic shares [A Shares] and overseas listed foreign shares [the H Shares] of the Company, and to make or grant offers, agreements or options in respect thereof, subject to the following conditions: i) such mandate shall not extend beyond the relevant period save that the Board may during the relevant period make or grant offers, agreements or options which might require the exercise of such powers after the end of the relevant period; ii) the number of the A Shares and H Shares to be issued and allotted or agreed conditionally or unconditionally to be issued and allotted by the Board shall not exceed 20% of each of its existing A Shares and H Shares; and iii) the Board will only exercise its power under such mandate in accordance with the Company Law of the PRC and the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [as amended from time to time] or applicable laws, rules and
Issuer

regulations of other government or regulatory bodies and only if all necessary approvals from the China Securities Regulatory Commission and/or other relevant PRC government authorities are obtained; [Authority expires after the conclusion of the next AGM of the Company or 12 month]; authorize the Board to increase the registered capital of the Company to reflect the number of shares authorized to be issued by the company pursuant to paragraph [a] of this special resolution and to make such appropriate and necessary amendments to the articles of association of the Company as they think fit to reflect such increase in the registered capital of the Company to take any other action and complete any formality required to effect the separately or concurrently issuance of shares pursuant to paragraph [a] of this special resolution and the increase in the registered capital of the Company

For	For	S2.1 Approve the Issuance size in respect of the proposed bonds with warrants issue [the proposed Bonds with Warrants Issue] by the Company in the PRC, subject to approval of the competent authorities	Issuer
For	For
S2.2 Approve the Listing of securities in respect of the proposed bonds with warrants issue [the proposed Bonds with Warrants Issue] by the Company in the PRC, subject to approval of the competent authorities
Issuer
For	For
S2.3 Approve the issuance price in respect of the proposed bonds with warrants issue [the proposed Bonds with Warrants Issue] by the Company in the PRC, subject to approval of the competent authorities
Issuer
For	For
S2.4 Approve the issuance target in respect of the proposed bonds with warrants issue [the proposed Bonds with Warrants Issue] by the Company in the PRC, subject to approval of the competent authorities
Issuer
For	For
S2.5 Approve the issuance method in respect of the proposed bonds with warrants issue [the proposed Bonds with Warrants Issue] by the Company in the PRC, subject to approval of the competent authorities
Issuer
For	For
S2.6 Approve the terms of the bonds in respect of the proposed bonds with warrants issue [the proposed Bonds with Warrants Issue] by the Company in the PRC, subject to approval of the competent authorities
Issuer
For	For
S2.7 Approve the interest rate of the Bonds with Warrants in respect of the proposed bonds with warrants issue [the proposed Bonds with Warrants Issue] by the Company in the PRC, subject to approval of the competent authorities
Issuer
For	For
S2.8 Approve the term and method of repayment for principles and interest in respect of the proposed bonds with warrants issue [the proposed Bonds with Warrants Issue] by the Company in the PRC, subject to approval of the competent authorities
Issuer
For	For
S2.9 Approve the term of redemption in respect of the proposed bonds with warrants issue [the proposed Bonds with Warrants Issue] by the Company in the PRC, subject to approval of the competent authorities
Issuer
For	For
S2.10 Approve the guarantee matters in respect of the proposed bonds with warrants issue [the proposed Bonds with Warrants Issue] by the Company in the PRC, subject to approval of the competent authorities
Issuer
For	For
S2.11 Approve the term of the Warrants in respect of the proposed bonds with warrants issue [the proposed Bonds with Warrants Issue] by the Company in the PRC, subject to approval of the competent authorities
Issuer
For	For
S2.12 Approve the conversion period of the Warrants in respect of the proposed bonds with warrants issue [the proposed Bonds with Warrants Issue] by the Company in the PRC, subject to approval of the competent authorities
Issuer
For	For
S2.13 Approve the proportion of exercise rights for the Warrants in respect of the proposed bonds with warrants issue [the proposed Bonds with Warrants Issue] by the Company in the PRC, subject to approval of the competent authorities
Issuer
For	For
S2.14 Approve the exercise price of the Warrants and adjustment of the exercise price of the Warrants in respect of the proposed bonds with warrants issue [the proposed Bonds with Warrants Issue] by the Company in the PRC, subject to approval of the competent authorities
Issuer
For	For
S215a Approve to use of proceeds from the proposed Bonds with Warrants Issue will be applied as to approximately RMB 2,000,000,000 for the consideration for the acquisition [the final consideration for the acquisition will be the amount stated in the valuation report by Beijing China Enterprise Appraisals Corporation Limited, which is subject to the endorsement by the State-owned Assets Supervision and Administration Commission] respect of the proposed bonds with warrants issue [the proposed Bonds with Warrants Issue] by the Company in the PRC, subject to approval of the competent authorities
Issuer
For	For
S215b Approve the rest of the proceeds from the proposed Bonds with Warrants Issue will be applied in the manner in respect of the proposed bonds with warrants issue [the proposed Bonds with Warrants Issue] by the Company in the PRC, subject to approval of the competent authorities
Issuer
For	For	S2.16 Approve the validity of the resolution	Issuer
For	For
S2.17 Authorize the Board of Directors of the Company to complete matters related to the proposed Bond with Warrants Issue Authorize the Board of Directors of the Company to complete matters related to the proposed Bond with Warrants Issue
Issuer
For	For
1 Approve and ratify the acquisition agreement dated 13 FEB 2008 [the Acquisition Agreement] entered into between the Company and China Huadian Corporation [China Huadian] in respect of the proposed acquisition by the Company of the equity interests in the target companies held by China Huadian [the Acquisition], and all transactions contemplated thereunder, [as specified] and authorize the Executive Director of the Company to sign the Acquisition Agreement, sign all such documents and/or do all such things and acts as he/she may consider necessary or expedient and in the interest of the Company for the purpose of effecting or otherwise in connection with all transactions contemplated under the Acquisition Agreement or any matter incidental thereto
Issuer
For	For	2 Approve the proposed subscription of the Bonds with Warrants [as in special Resolution 2] by China Huadian	Issuer
For	For	3 Approve the proposed subscription of Bonds with Warrants [as in special Resolution 2] by Shandong International Trust Corporation	Issuer
For	For
4 Approve, subject to the passing of special Resolution 2.15[a] and Ordinary Resolution 1 to confirm the feasibility analysis report for the use of proceeds to be received by the Company from the proposed Bonds with Warrants Issue [as in special Resolution 2] [the Feasibility Analysis Report]
Issuer
For	For
5 Approve the specific explanatory report prepared by the Company on the use of proceeds received by the Company from the issue of 765,000,000 A shares of the Company in 2005 [the Specific Explanatory Report] as specified
Issuer

Company Name	Meeting Date	CUSIP	Ticker

HUADIAN POWER INTERNATIONAL CORPORATION LTD	6/19/2008	6142780

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
S.1 Authorize: the Company to issue short-term debentures in a principal balance not exceeding RMB 5.5 billion, and the term of authorization shall commence from the date of granting of the approval at the AGM and expiring at the conclusion of the AGM of the Company for the YE 31 DEC 2008, such issuance can be once off or multiple; and any one of the Executive Directors or the Financial Controller of the Company to handle matters in relation to the short-term debentures application and issuance of short-term debentures including the determination of time, interest rate, plan and use of proceeds, and execution of the documents and agreements required for application and issuance including the underwriting agreement and the offering prospectus
Issuer
For	For
S.2 Authorize the Board of Directors of the Company [the "Board"], to, separately or concurrently, issue, allot and/or deal with additional domestic shares [the "A Shares"] and overseas listed foreign invested shares [the "H Shares"] of the Company, and to make or grant offers, agreements or options in respect thereof, subject to the following conditions: (i) such mandate shall not extend beyond the Relevant Period [as defined below] save that the Board may during the Relevant Period make or grant offers, agreements or options which might require the exercise of such powers after the end of the Relevant Period; (ii) the number of A Shares and H Shares to be issued and allotted or agreed conditionally or unconditionally to be issued and allotted by the Board shall not exceed 20 % of each of its existing A Shares and H Shares; and (iii) the Board will only exercise its power under such mandate in accordance with the Company Law of the PRC and the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [the "Hong Kong Listing Rules"] [as amended from time to time] or applicable laws, rules and regulations of
Issuer

other government or regulatory bodies and only if all necessary approvals from the China Securities Regulatory Commission and/or other relevant PRC government authorities are obtained; [Authority expires at the earlier of the conclusion of the next AGM of the Company or 12 month period following the passing of this special resolution]; and contingent on the Board resolving to separately or concurrently issue shares pursuant to this special resolution, to increase the registered capital of the Company to reflect the number of shares authorized to be issued by the Company pursuant to this special resolution and to make such appropriate and necessary amendments to the Articles of Association of the Company [the Articles of Association] as they think fit to reflect such increases in the registered capital of the Company and to take any other action and complete any formality required to effect the separately or concurrently issuance of shares pursuant to this special resolution and the increase in the registered capital of the Company

For	For
S.3 Approve the resolution in relation to the amendments to the Articles of Association of the Company [including amendments to the Code on Shareholders' Meetings [as specified]] and authorize the Board to do all such things as necessary in connection with such amendments
Issuer
For	For	4. Approve the working report of the Board for the YE 31 Dec 2007	Issuer
For	For	5. Approve the working report of the Supervisory Committee of the Company [the "Supervisory Committee"] for the YE 31 DEC 2007	Issuer
For	For	6. Approve the audited financial statements of the Company for the YE 31 DEC 2007	Issuer
For	For	7. Approve the profit distribution proposal of the Company for the YE 31 DEC 2007, and authorize the Board to distribute such dividends to the shareholders	Issuer
For	For	8. Re-appointment KPMG and KPMG Huazhen as International and Domestic Auditors of the Company respectively, for the YE 31 DEC 2008, and authorize the Board to determine their remuneration	Issuer
For	For	9. Approve the report of the Independent Non-Executive Directors of the Company [the "Independent Non-Executive Directors"] for the YE 31 DEC 2007	Issuer
For	For
10. Approve and confirm the financial services agreement dated 25 APR 2008 [the "Financial Services Agreement"] entered into between the Company and China Huadian Corporation Finance Company Limited ["Huadian Finance"] in respect of the supply of certain financial services by Huadian Finance to the Company and its subsidiaries [collectively known as the "Group"], the provision of deposit services contemplated thereunder and the Proposed Deposit Caps [as specified], details of which are set out in the announcement dated 25 APR 2008 and the circular dated 14 MAY 2008 issued by the Company; and to ratify the authorization granted to an Executive Director or Financial Controller of the Company to sign the Financial Services Agreement, sign all such documents and/or do all such things and acts as he/she may consider necessary or expedient and in the interest of the Company for the purpose of effecting or otherwise in connection with all transactions contemplated under the Financial Services Agreement or any matter incidental thereto
Issuer
For	For
11.1 Approve and confirm the loan guarantees in the amount of RMB 250 million to Huadian Suzhou Biomass Energy Power Company Limited ["Suzhou Biomass Energy Company"] [78% equity interest held by the Company]; and authorize the General Manager or Financial Controller of the Company to execute the relevant guarantee agreements and documents and the Secretary to the Board to make timely disclosure of the abovementioned guarantee matters as required by the regulatory authorities
Issuer
For	For
11.2 Approve and confirm the loan guarantee in the amount of RMB 200 million to Huadian Ningxia Ningdong Wind Power Company Limited ["Ningdong Wind Company"] [100% equity interest held by the Company], with a term of guarantee subject to the Bank's approval for such loans; authorize the General Manager or Financial Controller of the Company to execute the relevant guarantee agreements and documents and the Secretary to the Board to make timely disclosure of the abovementioned guarantee matters as required by the regulatory authorities
Issuer
For	For
11.3 Approve and confirm the technical assistance loan guarantee in the amount of RMB 100 million to Sichuan Luding Hydropower Company Limited ["Luding Hydropower Company"] [100% equity interest held by the Company]; authorize the General Manager or Financial Controller of the Company to execute the relevant guarantee agreements and documents and the Secretary to the Board to make timely disclosure of the above mentioned guarantee matters as required by the regulatory authorities
Issuer
For	For
12. Approve, confirm and ratify the provision of loan guarantee with an accumulated aggregate amount of RMB 201.66 million to Sichuan Huayingshan Longtan Coal Power Company Limited ["Longtan Company"] by Sichuan Guangan Power Generation Company Limited ["Guangan Company"], a subsidiary of the Company; authorize the General Manager of Guangan Company and his/her authorized persons to sign the relevant guarantee agreements and necessary documents; and the Secretary to the Board to make timely disclosure of the abovementioned guarantee matters as required by the regulatory authorities
Issuer
For	For
13.1 Re-elect Mr. Cao Peixi as a Director of the Company [the "Director"] of the fifth session of the Board for a term of three years, commencing from the conclusion of the AGM, and expiring at the conclusion of the shareholders' meeting appointing the Directors of the sixth session of the Board in or about JUN 2011 and authorize the Board to determine and finalize the remuneration of the Independent Non-Executive Directors
Issuer
For	For
13.2 Re-elect Mr. Chen Feihu as a Director of the Company [the "Director"] of the fifth session of the Board for a term of three years, commencing from the conclusion of the AGM, and expiring at the conclusion of the shareholders' meeting appointing the Directors of the sixth session of the Board in or about JUN 2011 and authorize the Board to determine and finalize the remuneration of the Independent Non-Executive Directors
Issuer
For	For
13.3 Re-elect Mr. Chen Jianhua as a Director of the Company [the "Director"] of the fifth session of the Board for a term of three years, commencing from the conclusion of the AGM, and expiring at the conclusion of the shareholders' meeting appointing the Directors of the sixth session of the Board in or about JUN 2011 and authorize the Board to determine and finalize the remuneration of the Independent Non-Executive Directors
Issuer
For	For
13.4 Re-elect Mr. Wang Yingli as a Director of the Company [the "Director"] of the fifth session of the Board for a term of three years, commencing from the conclusion of the AGM, and expiring at the conclusion of the shareholders' meeting appointing the Directors of the sixth session of the Board in or about JUN 2011 and authorize the Board to determine and finalize the remuneration of the Independent Non-Executive Directors
Issuer
For	For
13.5 Re-elect Mr. Chen Bin as a Director of the Company [the "Director"] of the fifth session of the Board for a term of three years, commencing from the conclusion of the AGM, and expiring at the conclusion of the shareholders' meeting appointing the Directors of the sixth session of the Board in or about JUN 2011 and authorize the Board to determine and finalize the remuneration of the Independent Non-Executive Directors
Issuer
For	For
13.6 Re-elect Mr. Zhong Tonglin as a Director of the Company [the "Director"] of the fifth session of the Board for a term of three years, commencing from the conclusion of the AGM, and expiring at the conclusion of the shareholders' meeting appointing the Directors of the sixth session of the Board in or about JUN 2011 and authorize the Board to determine and finalize the remuneration of the Independent Non-Executive Directors
Issuer
For	For
13.7 Re-elect Mr. Zhao Jinghua as a Director of the Company [the "Director"] of the fifth session of the Board for a term of three years, commencing from the conclusion of the AGM, and expiring at the conclusion of the shareholders' meeting appointing the Directors of the sixth session of the Board in or about JUN 2011 and authorize the Board to determine and finalize the remuneration of the Independent Non-Executive Directors
Issuer
For	For
13.8 Re-elect Mr. Ding Huiping as a Director of the Company [the "Director"] of the fifth session of the Board for a term of three years, commencing from the conclusion of the AGM, and expiring at the conclusion of the shareholders' meeting appointing the Directors of the sixth session of the Board in or about JUN 2011 and authorize the Board to determine and finalize the remuneration of the Independent Non-Executive Directors
Issuer
For	For
13.9 Re-elect Mr. Wang Chuanshun as a Director of the Company [the "Director"] of the fifth session of the Board for a term of three years, commencing from the conclusion of the AGM, and expiring at the conclusion of the shareholders' meeting appointing the Directors of the sixth session of the Board in or about JUN 2011 and authorize the Board to determine and finalize the remuneration of the Independent Non-Executive Directors
Issuer
For	For
13.10 Re-elect Mr. Hu Yuanmu as a Director of the Company [the "Director"] of the fifth session of the Board for a term of three years, commencing from the conclusion of the AGM, and expiring at the conclusion of the shareholders' meeting appointing the Directors of the sixth session of the Board in or about JUN 2011 and authorize the Board to determine and finalize the remuneration of the Independent Non-Executive Directors
Issuer
For	For
13.11 Elect Mr. Meng Fanli as a Director of the Company [the "Director"] of the fifth session of the Board for a term of three years, commencing from the conclusion of the AGM, and expiring at the conclusion of the shareholders' meeting appointing the Directors of the sixth session of the Board in or about JUN 2011 and authorize the Board to determine and finalize the remuneration of the Independent Non-Executive Directors
Issuer
For	For
13.12 Elect Mr. Chu Yu as a Director of the Company [the "Director"] of the fifth session of the Board for a term of three years, commencing from the conclusion of the AGM, and expiring at the conclusion of the shareholders' meeting appointing the Directors of the sixth session of the Board in or about JUN 2011 and authorize the Board to determine and finalize the remuneration of the Independent Non-Executive Directors
Issuer
For	For
14.1 Elect Mr. Li Xiaopeng as a Supervisor of the Company [the "Supervisor"] [not representing the employees of the Company] of the fifth session of the Supervisory Committee for a term of three years, commencing from the conclusion of the AGM, and expiring at the conclusion of the shareholders' meeting appointing the Supervisors [not representing the employees of the Company] of the sixth session of the Supervisory Committee in or about JUN 2011
Issuer
For	For
14.2 Elect Mr. Peng Xingyu as a Supervisor of the Company [the "Supervisor"] [not representing the employees of the Company] of the fifth session of the Supervisory Committee for a term of three years, commencing from the conclusion of the AGM, and expiring at the conclusion of the shareholders' meeting appointing the Supervisors [not representing the employees of the Company] of the sixth session of the Supervisory Committee in or about JUN 2011
Issuer

Company Name	Meeting Date	CUSIP	Ticker

HUA HAN BIO-PHARMACEUTICAL HOLDINGS LTD, GEORGE TO	12/14/2007	6570886

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive and adopt the audited consolidated financial statements and the reports of the Directors of the Company and the Company's Auditors for the YE 30 JUN 2007	Issuer
For	For	2. Declare a final dividend of HK 2 cents per share of HKD 0.10 each in the Company for the YE 30 JUN 2007	Issuer
For	For	3.a Re-elect Mr. Deng Jie as a Director	Issuer
For	For	3.b Re-elect Professor Tso Wung Wai as a Director	Issuer
For	For	3.c Re-elect Mr. Hon Yiu Ming, Matthew as a Director	Issuer
For	For	3.d Re-elect Mr. Bian Shu Guang as a Director	Issuer
For	For	3.e Authorize the Board of Directors of the Company to fix the Directors' remuneration	Issuer
For	For	4. Re-appoint the Company's Auditors and authorize the Board of Directors of the Company to fix their remuneration	Issuer
Against	For
5. Authorize the Directors of the Company, pursuant to the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [Listing Rules], to allot, issue or otherwise deal with unissued shares in the capital of the Company and to make or grant offers, agreements and options, including warrants to subscribe for shares in the Company during and after the relevant period, not exceeding the aggregate of 20% of the aggregate nominal amount of the issued share capital of the Company; the aggregate nominal amount of any share capital of the Company purchased by the Company [up to 10% of the aggregate nominal amount of the issued share capital of the Company], otherwise than pursuant to: i) a rights issue; or ii) the exercise of any options granted under all share option schemes of the Company adopted from time to time in accordance with the Listing Rules; or iii) any scrip dividend or similar arrangement providing for the allotment and issue of shares in lieu of the whole or part of a dividend on shares in the Company in accordance with the Articles of Association of the Company in force from time to time;
Issuer

or iv) the exercise of rights of subscription or conversion rights under the terms of any warrants of the Company or convertible securities; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is required by the Articles of Association of the Company or any other applicable law of the Cayman Islands to be held]

For	For
6. Authorize the Directors of the Company to purchase shares of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited [Stock Exchange] or any other stock exchange on which the shares may be listed and recognized by the Securities and Futures Commission of the Hong Kong Code and the Stock Exchange for such purpose, and otherwise in accordance with the rules and regulations of the Securities and Futures Commission of Hong Kong, the Stock Exchange, the Companies Law, Chapter 22 [Law 3 of 1961, as consolidated and revised] of the Cayman Islands and all other applicable laws in this regard, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company and authority pursuant to this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is required by the Articles of Association of the Company or any other applicable law of the Cayman Islands to be held]
Issuer
Against	For
7. Approve, conditional on the passing of Resolutions 5 and 6, to extend the general mandate granted to the Directors of the Company pursuant to Resolution 5 by adding the aggregate nominal amount of the shares which may be allotted by the Directors of the Company pursuant to or in accordance with such general mandate of an amount representing the aggregate nominal amount of the share capital of the Company purchased by the Company pursuant to or in accordance with the authority granted under Resolution 6
Issuer

Company Name	Meeting Date	CUSIP	Ticker

HUANENG POWER INTERNATIONAL INC	10/9/2007	6099671

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	S.1. Approve the issue of Corporate bonds by Huaneng Power International, Inc., the terms of which are as specified	Issuer

Company Name	Meeting Date	CUSIP	Ticker

HUANENG POWER INTERNATIONAL INC	3/4/2008	6099671

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve the Coal Purchase and Coal Transportation Framework Agreement entered into between the Company and Huaneng Energy & Communications Holding Co., Ltd., the Continuing connected transaction as contemplated thereby and the transaction cap for 2008 thereof
Issuer

Company Name	Meeting Date	CUSIP	Ticker

HUANENG POWER INTERNATIONAL INC	5/13/2008	6099671

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Approve the working report from the Board of Directors	Issuer
For	For	2 Approve the working report from the Supervisory Committee	Issuer
For	For	3 Approve the audited financial statements	Issuer
For	For	4 Approve the Profit Distribution Plan	Issuer
For	For	5 Approve the proposal regarding the re-appointment of the Company's Auditors for the year 2008	Issuer
For	For	S.6 Approve the proposal regarding the issue of short-term debentures	Issuer
For	For	7.1 Re-appoint Mr. Lixiaopeng as a Director of the Company, with immediate effect	Issuer
For	For	7.2 Re-appoint Mr. Huang Yongda as a Director of the Company with immediate effect	Issuer
For	For	7.3 Re-appoint Mr. Huang Long as a Director of the Company, with immediate effect	Issuer
For	For	7.4 Re-appoint Mr. Wu Dawei as a Director of the Company, with immediate effect	Issuer
For	For	7.5 Appoint Mr. Liu Guoyue as a Director of the Company, with immediate effect	Issuer
For	For	7.6 Appoint Mr. Fan Xiaxia as a Director of the Company, with immediate effect	Issuer
For	For	7.7 Re-appoint Mr. Shan Qunying as a Director of the Company, with immediate effect	Issuer
For	For	7.8 Appoint Mr. Xu Zujian as a Director of the Company, with immediate effect	Issuer
For	For	7.9 Re-appoint Ms. Huang Mingyuan as a Director of the Company, with immediate effect	Issuer
For	For	7.10 Re-appoint Mr. Liu Shuyuan as a Director of the Company, with immediate effect	Issuer
For	For	7.11 Re-appoint Mr. Liu Jipeng as a independent Non-Executive Director of the Company, with immediate effect	Issuer
For	For	7.12 Re-appoint Mr. Yu Ning as a independent Non-Executive Director of the Company, with immediate effect	Issuer
For	For	7.13 Appoint Mr. Shao Shiwei as a independent Non- Executive Director of the Company, with immediate effect	Issuer
For	For	7.14 Appoint Mr. Zheng Jianchao as a independent Non-Executive Director of the Company, with immediate effect	Issuer
For	For	7.15 Appoint Mr. Wu Liansheng as a independent Non-Executive Director of the Company, with immediate effect	Issuer
For	For	8.1 Re-appoint Mr. Guo Junming as a Supervisor of the Company, with immediate effect	Issuer
For	For	8.2 Re-appoint Ms. Yu Ying as a Supervisor of the Company, with immediate effect	Issuer
For	For	8.3 Re-appoint Ms. Wu Lihua as a Supervisor of the Company, with immediate effect	Issuer
For	For	8.4 Appoint Mr. Gu Jianguo as a Supervisor of the Company, with immediate effect	Issuer

Company Name	Meeting Date	CUSIP	Ticker

HUANENG POWER INTERNATIONAL INC	6/24/2008	6099671

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For
1 Approve the acquisition of 100% equity interests in SinoSing Power Pte Limited held by China Huaneng Group, including the Transfer Agreement entered into between the Company and China Huaneng Group and the transaction as contemplated thereby
Issuer

Company Name	Meeting Date	CUSIP	Ticker

JIANGXI COPPER CO LTD	2/19/2008	6000305

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
S.1.1 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Issuance size
Issuer
For	For
S.1.2 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Issuance price
Issuer
For	For
S.1.3 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Issuance target
Issuer
For	For
S.1.4 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: method of issuance and arrangement of placing to existing shareholders
Issuer
For	For
S.1.5 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Term of the bonds
Issuer
For	For
S.1.6 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Interest rate of the bonds with warrants
Issuer
For	For
S.1.7 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Term and method of repayment for principal and interest
Issuer
For	For
S.1.8 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Term of redemption
Issuer
For	For
S.1.9 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Guarantee
Issuer
For	For
S1.10 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Term of the warrants
Issuer
For	For
S1.11 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Conversion period of the warrants
Issuer
For	For
S1.12 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Proportion of exercise rights for the warrants
Issuer
For	For
S1.13  Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Exercise price of the warrants
Issuer
For	For
S1.14 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Adjustment of the exercise price of the warrants
Issuer
For	For
S1.15 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Use of proceeds from the proposed issuance
Issuer
For	For
S1.16 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Validity of the resolution
Issuer
For	For
S1.17 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Meeting for holders of the bonds
Issuer
For	For
S1.18 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: authorize the Board of Directors or the Committee of the Directors as may be appointed by the Board of Directors to complete the specific matters of the proposed issuance.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

JIANGXI COPPER CO LTD	3/20/2008	6000305

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
S.1. Approve: [a] the H-Share Appreciation Rights Scheme of Jiangxi Copper Company Limited with summary of the terms as specified; [b] to authorize the Board of Directors of the Company [the Board] to grant the share appreciation rights, representing the rights conferred to relevant members of the Directors and Senior Management of the Company to receive stipulated earnings from the increase in share price of H-share of the Company, subject to specific timeframe and conditions, in accordance with the Share Appreciation Rights Scheme and the relevant legal requirements [the Share Appreciation Rights]; [c] to authorize the Board to make corresponding adjustments in accordance with the rules and methods set out in the Share Appreciation Rights Scheme in the event that adjustments to the offer prices or number of the Share Appreciation Rights are necessary due to the changes in the ordinary share capital structure of the Company or other similar reason arising from, inter alia, share issue, share allotment, dividend or share reduction; [d] to amend the Share
Issuer

Appreciation Rights Scheme, and to decide and formulate any matters relating to the Share Appreciation Rights Scheme within the scope applicable to the Share Appreciation Rights Scheme; [e] to authorize the Board to proceed with the examination, registration, filing, approval and consent procedures with relevant government authorities; to sign, execute, amend and complete documents to be submitted to relevant government authorities, organizations and individuals; and to do all acts, matters and things deemed necessary, appropriate or expedient in relation to the Share Appreciation Rights Scheme

Company Name	Meeting Date	CUSIP	Ticker

JIANGXI COPPER CO LTD	3/20/2008	6000305

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
S.1.1 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Issuance size
Issuer
For	For
S.1.2 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Issuance price
Issuer
For	For
S.1.3 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Issuance target
Issuer
For	For
S.1.4 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: method of issuance and arrangement of placing to existing shareholders
Issuer
For	For
S.1.5 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Term of the bonds
Issuer
For	For
S.1.6 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Interest rate of the bonds with warrants
Issuer
For	For
S.1.7 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Term and method of repayment for principal and interest
Issuer
For	For
S.1.8  Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Term of redemption
Issuer
For	For
S.1.9 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Guarantee
Issuer
For	For
S1.10 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Term of the warrants
Issuer
For	For
S1.11 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Conversion period of the warrants
Issuer
For	For
S1.12 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Proportion of exercise rights for the warrants
Issuer
For	For
S1.13 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Exercise price of the warrants
Issuer
For	For
S1.14 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Adjustment of the exercise price of the warrants
Issuer
For	For
S1.15 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Use of proceeds from the proposed issuance
Issuer
For	For
S1.16 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Validity of the resolution
Issuer
For	For
S1.17  Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: Meeting for holders of the bonds
Issuer
For	For
S1.18 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the approval from the relevant Governmental authorities in the PRC upon application: authorize the Board of Directors or the Committee of the Directors as may be appointed by the Board of Directors to complete the specific matters of the proposed issuance.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

JIANGXI COPPER CO LTD	3/20/2008	6000305

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
S.1.1 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: Issuance size
Issuer
For	For
S.1.2 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: Issuance price
Issuer
For	For
S.1.3 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: Issuance target
Issuer
For	For
S.1.4 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: method of issuance and arrangement of placing to existing shareholders
Issuer
For	For
S.1.5 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: Term of the bonds
Issuer
For	For
S.1.6 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: Interest rate of the bonds with warrants
Issuer
For	For
S.1.7 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: Term and method of repayment for principal and interest
Issuer
For	For
S.1.8  Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: Term of redemption
Issuer
For	For
S.1.9 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: Guarantee
Issuer
For	For
S1.10 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: Term of the warrants
Issuer
For	For
S1.11 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: Conversion period of the warrants
Issuer
For	For
S1.12 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: Proportion of exercise rights for the warrants
Issuer
For	For
S1.13 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: Exercise price of the warrants
Issuer
For	For
S1.14 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: Adjustment of the exercise price of the warrants
Issuer
For	For
S1.15 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: Use of proceeds from the proposed issuance
Issuer
For	For
S1.16 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: Validity of the resolution
Issuer
For	For
S1.17  Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: Meeting for holders of the bonds
Issuer
For	For
S1.18 Approve to issue the Renminbi Bonds with warrants to be issued in the People's Republic of China (PRC) and shell be implemented subsequent to granting of the relevant governmental authorities in the PRC upon application: authorize the Board of Directors or the Committee of the Directors as may be appointed by the Board of Directors to complete the specific matters of the proposed issuance.
Issuer
For	For
S.2 Approve and ratify the Acquisition Agreement entered into between the Company and Jiangxi Copper Corporation [JCC] dated 22 JAN 2008 [as specified], pursuant to which JCC agreed to sell and the Company agreed to purchase the aggregate consideration of RMB 2,143,070,000 [subject to adjustment] [the Agreement]: i] 100% equity interest of the [Jiangxi Copper Corporation Yinshan Mining Company Limited]; ii] 100% equity interest of the [Jiangxi Copper Corporation Dongtong Mining Company Limited]; iii] 100% equity interest of the [Jiangxi Copper Corporation [ Dexing ] Waste Metal Recycle Company Limited]; iv] 100% equity interest of the [Jiangxi Copper Corporation [Dexing] Gangue Recycle Company Limited]; v] 100% equity interest of the [Jiangxi Copper Corporation Exploration Company Limited]; vi] 100% equity interest of [Jiangxi Copper Corporation [Dexing] New Mining Technology Development Company Limited]; vii] 100% equity interest of the [Jiangxi Copper Corporation [Guixi] New Materials Company Limited]; viii] 98.89% equity interest of [Jiangxi Copper Corporation Copper Products Company Limited]; ix] 75% equity interest of the [Jiangxi Copper
Issuer

Yates Copper Foil Company Limited]; x] 51% equity interest of the [Jiangxi Copper Taiyi Special Electrical Materials Company Limited]; xi] 75% equity interest of [Jiangxi Copper Leongchang Precise Pipe Company]; xii] 100% equity interest of the [Jiangxi Copper Corporation Xiamen Trading Company]; xiii] 100% equity interest of the [Hangzhou Tongxin Company Limited]; xiv] 100% equity interest of the [Shanghai Jiangxi Copper International Shipping Agency Limited Company]; xv] 100% equity interest of [Jiangxi Copper Corporation [Dexing] Construction Company Limited]; xvi] 100% equity interest of [Jiangxi Copper Corporation Machinery Foundry Company Limited]; xvii] 100% equity interest of [Jiangxi Copper Corporation [Guixi] Logistics Company Limited]; xviii] 100% equity interest of the [Jiangxi Copper Corporation [Guixi] New Metallurgical and Chemical Technology Company Limited]; xix] 100% equity interest of the [Jiangxi Copper Corporation [Guixi] Metallurgical and Chemical Engineering Company Limited]; xx] 100% equity interest of the [Jiangxi Copper Corporation [Qianshan] Industrial Trade Company Limited]; xxi] 100% equity interest of the [Jiangxi Copper Corporation [Qianshan] Mine Engineering Company Limited]; xxii] 100% equity interest of [Jiangxi Copper Corporation Jing Hang Engineering Company Limited]; xxiii] 100% equity interest of the [Jiangxi Copper Corporation [Ruichang] Transportation Company Limited]; xxiv] 46% equity interest of the [Jinrui Futures Agency Company Limited] xxv]; 45% equity interest of the [Jiangxi Copper Corporation Finance Company Limited]; xxvi] the mining right of Yinshan Mine; xxvii] the mining right of Dongtong Mine; xxviii] the assets, liabilities and related business including assets, liabilities and related business for smelting and refining of blister copper, sourcing of raw material, production service, provision of management function and others which are related to the business operation of the Company and its subsidiaries and the Targets; and authorize the Directors of the Company on behalf of the Company to sign, seal, execute, perfect, deliver and do all such documents, deeds, acts, matters and things as they may in their discretion consider necessary or desirable or expedient for the purpose of or in connection with the

Agreement and to make and agree such variations of a non-material nature in or to the terms of the Agreement as they may in their discretion consider to be desirable and in the interests of the Company

For	For
3.1.1 Approve the feasibility report for the use of proceeds from the issue of Bonds with Warrants as specified and the proceeds from the issue of bonds with Warrants will be: approximately RMB 2,140,000,000 for the acquisition of Targets as specified
Issuer
For	For
3.1.2 Approve the feasibility report for the use of proceeds from the issue of Bonds with Warrants as specified and the proceeds from the issue of bonds with Warrants will be: approximately RMB 4,660,000,000 for the repayment of the Company's outstanding borrowings from financial institutions
Issuer
For	For
3.2.1 Approve the feasibility report for the use of proceeds from the issue of Bonds with Warrants as specified and the proceeds from the issue of bonds with Warrants will be: approximately RMB 2,580,000,000 for the expansion and upgrading of mining technology facility for Dexing Copper Mine
Issuer
For	For
3.2.2 Approve the feasibility report for the use of proceeds from the issue of Bonds with Warrants as specified and the proceeds from the issue of bonds with Warrants will be: approximately RMB 1,300,000,000 for acquisition of shares of Northern Peru Copper Corp
Issuer
For	For
3.2.3  Approve the feasibility report for the use of proceeds from the issue of Bonds with Warrants as specified and the proceeds from the issue of bonds with Warrants will be: approximately RMB 1,200,000,000 for tender for the exploration rights of Aynak Copper Mine and development
Issuer
For	For
3.2.4 Approve the feasibility report for the use of proceeds from the issue of Bonds with Warrants as specified and the proceeds from the issue of bonds with Warrants will be: approximately RMB 1,720,000,000 for working capital purposes; and authorize the Directors of the Company to do all things and acts and sign all documents which they consider desirable or expedient to implement or give effect to any matters relating to or in connection with the feasibility report
Issuer
For	For	4. Approve the report prepared by the Company on use of previous proceeds of the Company [as specified]	Issuer
For	For	5. Approve the subscription of the bonds with warrants by Jiangxi Copper Corporation for an amount of not more than RMB 3,198,720,000	Issuer
For	For	6. Approve the waiver for Jiangxi Copper Corporation from its obligations	Issuer

Company Name	Meeting Date	CUSIP	Ticker

JIANGXI COPPER CO LTD	6/6/2008	6000305

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Approve the report of the Board of Directors of the Company for the year 2007	Issuer
For	For	2 Approve the report of the Supervisory Committee of the Company for the year 2007	Issuer
For	For	3 Approve the audited financial statements and the Auditors' report of the Company for the year 2007	Issuer
For	For	4 Approve the distribution of profit of the Company for the year 2007	Issuer
For	For
5 Approve the resignation of Mr. Kang Yi as a Independent Non-Executive Director of the Company and authorize any one executive Director to sign all documents, agreements and to do all such acts and things to give effect to such matters
Issuer
For	For
6 Appoint the Mr. Wu Jianchang as a Independent Non-Executive Director of the Company to hold office until the AGM Of the Company for the YE 31 DEC 2008 and authorize any 1 Executive Director of the Company to enter in to service on behalf of the Company with Mr. Wu Jianchang on and subject to such terms and conditions as the Board of Directors of the Company shall think fit and to do such acts and things to give effect to such matters
Issuer
For	For
7 Approve the resignation of Mr. Wang Maoxian as a Supervisor representing the shareholders of the Company and authorize any 1 Executive Director of the Company to sign all documents, agreements and to do all such acts and things to give effect to such matters
Issuer
For	For
8 Appoint Mr. Wu Jimeng as a Supervisor representing the shareholders of the Company to hold office until the date of the AGM Of the Company for the YE 31 DEC 2008 and authorize any 1 Executive Director of the Company to enter in to service on behalf of the Company with Mr. Wu Jimeng on and subject to such terms and conditions as the Board of Directors of the Company shall think fit and to do such acts and things to give effect to such matters
Issuer
For	For
9 Appoint the Mr. Liu Qianming as a Supervisor of the Company to hold office until the AGM Of the Company for the YE 31 DEC 2008 and authorize any 1 Executive Director of the Company to enter in to service contract on behalf of the Company with Mr. Liu Qianming on and subject to such terms and conditions as the Board of Directors of the Company shall think fit and to do such acts and things to give effect to such matters
Issuer
For	For
10 Appoint Ernst & Young Hua Ming and Ernst & Young as the Company's Domestic Auditors and International Auditors for the year 2008 and authorize the Board of Directors of the Company to determine their remunerations and any one Executive Director of the Company to enter into the service agreement and any other related document with Ernst & Young Hua Ming and Ernst & Young
Issuer
For	For
S.11 Authorize the Board of Directors of the Company, subject to the limitations imposed by this resolution and in accordance with the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [the Listing Rules], the Company Law of the People's Republic of China [the Company Law], and other applicable rules and regulations of the People's Republic of China [the PRC] [in each case as amended from time to time], to allot and issue new overseas foreign listed shares of the Company [H Shares] on such terms and conditions as the Board of Directors may determine and that, in the exercise of their power to allot and issue shares, the authority of the Board of Directors shall include [without limitation]: i) the determination of the number of the H Shares to be issued; ii) the determination of the issue price of the new H Shares; iii) the determination of the opening and closing dates of the issue of new H Shares; iv) the determination of the number of new H Shares [if any] to be issued to the existing shareholders; v) the making or granting offers, agreements and options which might require the exercise of such powers;
Issuer

upon the exercise of the powers pursuant to this resolution, during and after the relevant period, the aggregate nominal amount of the H Shares to be allotted or conditionally or unconditionally agreed to be allotted and issued [whether pursuant to the exercise of options or otherwise] by the Board of Directors pursuant to the authority granted under this resolution [excluding any shares which may be allotted and issued upon the conversion of the capital reserve fund into capital in accordance with the Company Law or the Articles of Association of the Company] shall not exceed 20% of the aggregate nominal amount of the H Shares in issue as at the date of passing of this resolution; the Board of Directors of the Company in exercising the mandate granted under this resolution shall i) comply with the Company Law, other applicable laws and regulations of the PRC, the Listing Rules and the rules of the stock exchanges and regulation authority of the relevant places where the shares of the Company are listed [in each case, as amended from time to time] and ii) be subject to the approval of the China Securities Regulatory Commission and relevant authorities of the PRC; [Authority expires the earlier of the conclusion of the next AGM of the Company or 12 months from the date of passing of the resolution]; and the Board of Directors shall, subject to the relevant approvals being obtained from the relevant authorities and to the compliance with the Company Law and other applicable laws and regulations of the PRC, increase the Company's registered share capital corresponding to the relevant number of shares allotted and issued upon the exercise of the mandate given pursuant to this resolution; authorize the Board, subject to the Listing Committee of The Stock Exchange of Hong Kong Limited granting listing of, and permission to deal in, the H shares of the Company's share capital proposed to be issued by the Company and to the approval of the China Securities Regulatory Commission for the issue of shares being granted, to amend, as it may deem appropriate and necessary, the Articles of Association of the Company to reflect the change in the share capital structure of the Company in the event of an exercise of the authority granted under this resolution to allot and issue new H Shares; authorize any 2 Directors to sign the necessary documents, complete the necessary procedures and take other necessary steps to complete the allotment and issue and listing of the new H Shares

Company Name	Meeting Date	CUSIP	Ticker

JOLIMARK HOLDINGS LTD	2/28/2008	B09V520

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1.Approve: the master supply agreements dated 19 DEC 2007 entered into between Guangdong Kong Yue Precision Industry Ltd, and each of Kong Yue Electronics & Information Industry [Xin Hui] Ltd and Jiangmen Kong Yue Jolimark Information Technology Ltd, both of which are subsidiaries of the Company, [the "Guangdong Precision Master Agreements"], in relation to, among other matters, the supply of precision plastic parts and the transactions contemplated thereunder; the proposed annual caps in relation to the transactions under the Guangdong Precision Master Agreements for the period commencing from the date on which the Guangdong Precision Master Agreements becoming effective until 31 DEC 2010 and each of the YE 31 DEC 2008, 31 DEC 2009 and 31 DEC 2010 will not exceed RMB 15,400,000, RMB 17,710,000 and RMB 22,138,000 respectively; and [iii] to authorize the Directors to execute such other documents, do all other acts and things and take such action as they may consider necessary, desirable or expedient to implement and/or give effect to or otherwise in connection with the Guangdong Precision
Issuer
Master Agreements and any or all the matters contemplated in the Guangdong Precision Master Agreements and this resolution
For	For
2.  Approve: the master supply agreement dated 19 DEC 2007 entered into between Guang Dong Jotech Kong Yue Precision Industries Ltd, and Kong Yue Electronics & Information Industry [Xin Hui] Ltd, a subsidiary of the Company, [the "Jiangmen Yida Master Agreement"], in relation to, among other matters, the supply of metal stamped parts and the transactions contemplated thereunder; the proposed annual caps in relation to the transactions under the Jiangmen Yida Master Agreement for the period commencing from the date on which the Jiangmen Yida Master Agreement becoming effective until 31 DEC 2010 and each of the years ending 31 DEC 2008, 31 DEC 2009 and 31 DEC 2010 will not exceed RMB 9,350,000, RMB 10,753,000 and RMB 13,441,000 respectively; and [iii] to authorize the Directors to execute such other documents, do all other acts and things and take such action as they may consider necessary, desirable or expedient to implement and/or give effect to or otherwise in connection with the Jiangmen Yida Master Agreement and any or all the matters contemplated in the Jiangmen Yida Master Agreement and this resolution

Issuer
For	For
3. Approve: the master service agreement dated 19 DEC 2007 entered into between Jiangmen Kong Yue Information Product Import Export Ltd. and Kong Yue Electronics & Information Industry [Xin Hui] Ltd, a subsidiary of the Company, [the "Import and Export Agency Service Agreement"], in relation to, among other matters, the import services of direct materials and equipment and export services of products and the transactions contemplated thereunder; the proposed respective annual caps in relation to handling fees for import services and export sales amount under the Import and Export Agency Service Agreement for the period commencing from the date on which the Import and Export Agency Service Agreement becoming effective until 31 DEC 2010 and each of the YE 31 DEC 2008, 31 DEC 2009 and 31 DEC 2010 will not exceed RMB 2,200,000, RMB 2,530,000 and RMB 3,163,000 and RMB 6,600,000, RMB 7,590,000 and RMB 9,488,000 respectively; and to authorize the Directors to execute such other documents, do all other acts and things and take such action as they may consider necessary, desirable or expedient to implement
Issuer

and/or give effect to or otherwise in connection with the Import and Export Agency Service Agreement and any or all the matters contemplated in the Import and Export Agency Service Agreement and this resolution

Company Name	Meeting Date	CUSIP	Ticker

JOLIMARK HOLDINGS LTD	5/23/2008	B09V520

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Receive and adopt the audited consolidated financial statements of the Company and its subsidiaries and the reports of the Directors and Auditors for the YE 31 DEC 2007	Issuer
For	For	2.A Re-elect Mr. Au Pak Yin as a Executive Director	Issuer
For	For	2.B Re-elect Mr. Ng Shu Kai as a Executive Director	Issuer
For	For	2.C Re-elect Mr. Meng Yan as a Independent Non-Executive Director	Issuer
For	For	3 Authorize the Board of Directors to fix the Director's remuneration	Issuer
For	For	4 Re-appoint PricewaterhouseCoopers as the Auditors and authorize the Board of Directors to fix their remuneration	Issuer
For	For	5 Declare a final dividend for the YE 31 DEC 2007	Issuer
Against	For
6.A Authorize the Directors of the Company [Directors] to allot, issue or otherwise deal with additional shares of the Company [Shares] or securities convertible into Shares, options, warrants or similar rights to subscribe for any Shares, and to make or grant offers, agreements and options to make or grant offers, agreements and options which might require the exercise of such powers after the end of the relevant period; the aggregate nominal amount of the share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by the Directors pursuant to the approval given in this resolution, otherwise than pursuant to: i) a rights issue; ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into Shares; iii) the exercise of the subscription rights under any option scheme or similar arrangement for the time being adopted for the grant or issue to eligible persons of Shares or rights to acquire shares of the Company; or iv) any scrip dividend or
Issuer

similar arrangement providing for the allotment of Shares in lieu of the whole or part of a dividend on Shares in accordance with the Articles of Association of the Company, shall not exceed 20% of the aggregate nominal amount of the issued share capital of the Company as at the date of the passing of this resolution, and the said approval shall be limited accordingly; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws to be held]

For	For
6.B Authorize the Directors of the Company to repurchase its own Shares on the Stock Exchange of Hong Kong Limited [Stock Exchange] or any other stock exchange on which the securities of the Company may be listed and recognized for this purpose by the Securities and Futures Commission of Hong Kong and the Stock Exchange under the Hong Kong Code on Share Repurchases, subject to and in accordance with all applicable laws and regulations, generally and unconditionally approved; the aggregate nominal amount of Shares which may be repurchased by the Company pursuant to sub-paragraph [a] of this resolution during the relevant period shall not exceed 10% of the issued share capital of the Company at the date of the passing of this resolution and the approval granted under paragraph [a] of this resolution should be limited accordingly; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws to be held]
Issuer
Against	For
6.C Approve, conditional upon the passing of the Resolutions 6A and 6B the general mandate granted to the Directors to exercise the powers of the Company to allot, issue or otherwise deal with additional securities of the Company pursuant to Resolution 6A and extended by the addition thereto an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to Resolution 6B, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of the passing of this resolution
Issuer

Company Name	Meeting Date	CUSIP	Ticker

KWANG SUNG ELECTRONICS H.K. CO. LTD	5/23/2008	6652472

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Receive the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2007	Issuer
For	For	2 Declare a final dividend	Issuer
For	For	3.A Re-elect Mr. Kim Chan Su as a Director	Issuer
For	For	3.B Re-elect Dr. Kim Chung Kweon as a Director	Issuer
For	For	3.C Re-elect Dr. Han Byung Joon as a Director	Issuer
For	For	4 Authorize the Board of Directors to fix the Directors' remuneration	Issuer
For	For	5 Re-appoint KPMG as the Auditors and authorize the Directors to fix their remuneration	Issuer
For	For
6.I Authorize the Directors of the Company during the relevant period [as specified] of all the powers of the Company to repurchase shares of HKD 0.10 each in the capital of the Company on The Stock Exchange of Hong Kong Limited [the Stock Exchange] or on any other stock exchange on which the shares of the Company may be listed and which is recognized by the Securities and Futures Commission and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange [the Listing Rules] or of any other stock exchange [as amended from time to time], the aggregate nominal amount of shares which the Company is authorized to repurchase pursuant to the approval of this resolution shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution, and the said approval shall be limited accordingly; and [Authority expires the earlier of the conclusion of the next AGM of the Company; or the
Issuer
expiration of the period within which the next AGM of the Company is required by Law or by the Articles of Association of the Company to be held]
For	For
6.II Authorize the Directors of the Company, to allot, issue and deal with additional shares of HKD 0.10 each in the capital of the Company and to make or grant offers, agreements and options [including bonds, warrants and debentures convertible into shares of the Company] which would or might require the exercise of such power, subject to and in accordance with the requirements of the Listing Rules, during and after the relevant period, the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] and issued by the Directors of the Company pursuant to the approval to this resolution, otherwise than pursuant to: i) a rights issue [as specified], ii) an issue of shares as scrip dividends pursuant to the Articles of Association of the Company from time to time, iii) an issue of shares under any option scheme or similar arrangement for the time being adopted and approved by the shareholders of the Company for the grant or issue to employees of the Company and/or any of its subsidiaries of shares or
Issuer

rights to acquire shares of the Company, iv) an issue of shares in the Company upon the exercise of the subscription rights attaching to any warrant which may be issued by the Company provided that the issue of such warrant [and the consequent obligation to issue shares] has been approved by the shareholders of the Company, either by specific resolution or as part of a general approval, or v) after the date of grant or issue of any options or rights to subscribe or other securities referred to in paragraphs (iii) or (iv) above, any adjustment in the price at which shares in the Company shall be subscribed, and/or in the number of shares in the Company which shall be subscribed, on exercise of relevant rights under such options, warrants or other securities, such adjustment being made in accordance with, or as contemplated by, the terms of such options, rights to subscribe or other securities, shall not exceed 20% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this Resolution, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of  the Company; or the expiration of the period within which the next AGM of the Company is required by Law or by the Articles of Association of the Company to be held]

For	For
6.III Approve, conditional upon the passing of Resolutions 6 .I and 6.II, as specified, the general mandate granted to the Directors of the Company to exercise the powers of the Company to allot, issue and deal with additional shares pursuant to Resolution 6.II, as specified, be extended by the addition thereto of an amount representing the aggregate nominal amount of shares in the capital of the Company repurchased by the Company under the authority granted pursuant to Resolution 6.I, as specified, provided that such amount of shares so repurchased shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution
Issuer
For	For	S.7 Amend Article 92 of the Articles of Association of the Company as specified	Issuer

Company Name	Meeting Date	CUSIP	Ticker

LAUNCH TECH CO LTD	12/18/2007	6549013

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
S.1 Approve the possible listing of the H shares [the H Shares] of the Company on the Main Board [the Main Board] of The Stock Exchange of Hong Kong Limited [the Stock Exchange] [the Main Board Migration] and subject to the completion of the Main Board Migration, the possible voluntary withdrawal of the listing of the H Shares from the Growth Enterprise Market of the Stock Exchange [the Voluntary Withdrawal]
Issuer
For	For
S.2 Authorize the Directors of the Company [the Directors] to do such other acts and things, enter into all such transactions and arrangements, execute such other documents and/or deeds and/or take all such steps, which in their opinion may be necessary, desirable or are expedient to implement the possible Main Board Migration and/or the possible Voluntary Withdrawal, and the transactions contemplated thereunder, with such changes as the Directors may consider necessary desirable or expedient, which include but are not limited to: i) setting up the Board Committee comprising of any two Directors to handle and decide on matters relating to the possible Main Board Migration and/or the possible Voluntary Withdrawal; and ii) attending to and handling all other necessary procedures and registrations relating to or as a result of the Main Board Migration and/or the Voluntary Withdrawal
Issuer

Company Name	Meeting Date	CUSIP	Ticker

LAUNCH TECH CO LTD	12/18/2007	6549013

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
S.1 Approve the possible listing of the H shares of the Company [the "H Shares"] on the Main Board [the "Main Board"] of the Stock Exchange of Hong Kong Limited [the "Stock Exchange"] [the "Main Board Migration"] and, subject to the completion of the possible Main Board Migration, the possible voluntary withdrawal of the listing of the H Shares from the Growth Enterprise Market of the Stock Exchange [the "GEM"] [the "Voluntary Withdrawal"]
Issuer
For	For
S.2 Adopt the amended Articles of Association of the Company [the "Amended Articles"] which reflect the consequential amendments to the existing Articles of Association of the Company [the "Existing Articles"] as a result of the possible Main Board Migration [subject to further amendments [if any] being made to the same Articles of Association by the Directors of the Company [the "Directors"] as authorized by the shareholders of the Company], as the Article of Association of the Company in substitution for and to the exclusion of the existing Articles of Association of the Company, with effect from the date of listing of the H Shares on the Main Board; the details of the amendments set out in the Amended Articles [Articles: 6, 16, 32, 75, 92, 97, 101, 102, 103, 151], as specified, and the consequential amendments to the effect that all references to "the Hong Kong GEM Listing Rules" in the existing Articles be deleted and replaced with "the Listing Rules of the Hong Kong Stock Exchange
Issuer
For	For
S.3 Authorize the Directors to do such other acts and things, enter into all such transactions and arrangements, execute such other documents and/or deeds and/or take all such steps, which in their opinion may be necessary, desirable or expedient to implement the possible Main Board Migration and/or the possible Voluntary Withdrawal, and the transactions contemplated thereunder, with such changes as the Directors may consider necessary desirable or expedient, which include but are not limited to: i) setting up a Board Committee comprising of any 2 Directors to handle and decide on matters relating to the possible Main Board Migration and/or the possible Voluntary Withdrawal; ii) amending the Amended Articles further, as the Directors may deem appropriate and necessary; iii) filing or registering the Amended Articles [subject to further amendments [if any] being made to the same by the Directors as authorized by the shareholders of the Company] with the relevant approval authorities of the PRC and Hong Kong, if required; and iv) attending to and handling all other
Issuer
necessary procedures and registrations relating to or as a result of the possible Main Board Migration and/or the possible Voluntary Withdrawal

Company Name	Meeting Date	CUSIP	Ticker

LAUNCH TECH CO LTD	4/23/2008	6549013

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Receive the Directors' report for the year 2007
For	For	2 Receive the Supervisory Committee's report for the year 2007
For	For	3 Approve the audited consolidated financial statements of the Company and its subsidiaries for the year 2007
For	For	4 Approve the final dividend distribution for the year 2007
For	For	5 Approve to make the appropriation of statutory surplus reserve and Statutory Public Welfare Fund for the year 2007
For	For	6 Re-appoint Grant Thornton as an Independent Auditors of the Company for the year 2008 and authorize the Board of Directors to fix their remunerations
For	Abstain	7 Transact any other business
For	For
S.1  Authorize the Board of Directors, subject to the approval of China Securities Regulatory Commission and/or other relevant statutory authorities in the People's Republic of China and/or the Growth Enterprise Market of the Stock Exchange of Hong Kong Limited for the proposed allotment and issue of new H shares and/or domestic shares: a) to issue and/or place H shares and/or domestic shares within a period of 12 months from the date of this resolution, provided that the total number of H shares and/or domestic shares to be placed and/or issued shall not exceed 20% [the 20% limit] of the number of H shares and/or domestic shares of the Company in issue respectively; b) subject to the 20% limit, to decide the number of H shares and/or domestic shares to be placed and/or issued and to deal with any matter arising from or related to the placing or issue of the new shares mentioned; c) to amend, in accordance with the increase in registered capital of the Company, the relevant Articles contained in the Articles of Association in relation to the registered capital of the Company and any other Articles that require corresponding amendments; and d) if any chronological variation of the wordings or numbering of the Articles contained in the Articles of Association of the Company is necessary upon application to the companies examination and approval authority authorized by the State Council and China Securities Regulatory Commission for examination and approval, to make corresponding amendments to the Articles of Association as required by such authority and China Securities Regulatory Commission

Company Name	Meeting Date	CUSIP	Ticker

MATSUNICHI COMMUNICATIONS	8/6/2007	6680440

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve, the issue of not more than 415,462,341 shares [Rights Shares] pursuant to an offer by way of rights to holders of shares in the Company [Shareholders] at HKD 4.50 per Rights Share [the Share and Warrant Issue] in the proportion of one rights share [and three warrants[each conferring the right in its registered form to the holder thereof to subscribe for shares at an initial exercise price of HKD 6.00 per Share] [Warrant] for every ten rights shares subscribed for] for every two shares held by the shareholders whose names appear on the register of Members of the Company on 06 AUG 2007 [Record Date] other than those shareholders whose addresses on the register of Members of the Company are outside Hong Kong on the record date and whom the Directors of the Company [Directors], based on legal opinions provided by legal advisers, consider it necessary or expedient not to offer the Share and Warrant Issue to such Shareholders on account either of the legal restrictions under the Laws of the relevant place or the requirements of the relevant regulatory body or stock exchange in that place
Issuer

 [Non-Qualifying Shareholders], on and subject to the terms and conditions as specified and on such other terms and conditions as may be determined by the Directors provided that i) fractional entitlements shall not be issued but shall be aggregated and sold if premium net of expenses could be obtained for the benefit of the Company; ii) no rights shares shall be offered to Non-Qualifying Shareholders and the rights shares which would otherwise have been offered to them shall be sold if a premium net of expenses is obtained and to the extent that such rights can be sold, the proceeds of such sale [net of expenses] be distributed to the non-qualifying shareholders pro rata to their holding of shares provided further that individual amounts of HKD 100 or less shall be retained for the benefit of the Company; iii) to the extent that the Rights Shares referred to in i) and ii) above are not sold as aforesaid, such rights shares together with any rights shares provisionally allotted but not accepted shall be offered for application under forms of application for excess Rights Shares; iv)

 the posting of the prospectus documents [as specified] to the Qualifying Shareholders [as specified] having occurred; and v) the Listing Committee of The Stock Exchange of Hong Kong Limited having granted the listing of, and permission to deal in, the right shares in their nil-paid form and fully-paid form and the Warrant Shares [as specified]; and authorize any one Director to issue and allot the rights shares as specified; iii) authorize any one Director, subject to the subscription of the right shares, to create and issue up to 124,638,702 unlisted bonus warrants [in the proportion of three Warrants for every ten rights shares subscribed] and to issue and allot the warrant shares [as specified] upon exercise by the holders of the warrants of the subscription rights attaching to the warrants in accordance with the terms and conditions attaching thereto; and iv) authorize any one Director to do all such acts and things, to sign and execute all such further documents and to take such steps as the Directors may in their absolute discretion consider necessary, appropriate, desirable or expedient to give effect to or in connection with the share and warrant issue and any of the transactions contemplated thereunder
For	For
2. Approve, the issue by way of open offer [the Convertible Bond Issue] of not more than HKD 2.49 billion in value of convertible bonds on the basis of one unit of Convertible Bond [as specified] having a face value of HKD 6.00 for every 2 existing shares held by the shareholders of the Company [Shareholders] whose names appear on the register of Members of the Company on 06 AUG 2007 [Record Date] other than those Shareholders whose addresses on the register of Members of the Company are outside Hong Kong on the Record Date and whom the Directors of the Company [Directors], based on legal opinions provided by legal advisers, consider it necessary or expedient not to offer the convertible bond issue to such shareholders on account either of the legal restrictions under the Laws of the relevant place or the requirements of the relevant regulatory body or stock exchange in that place [Non-Qualifying Shareholders], on and as specified and on such other terms and conditions as may be determined by the Directors provided that i) no fractional unit of Convertible Bond shall be issued; ii) no Convertible Bond shall be offered to Non-Qualifying
Issuer

Shareholders and the Convertible Bond which would otherwise have been offered to them shall, together with any Convertible Bonds provisionally allotted but not accepted be offered for application under forms of application for excess Convertible Bonds; iii) the posting of the prospectus documents [as specified] to the qualifying shareholders [as specified] having occurred; and iv) the Listing Committee of The Stock Exchange of Hong Kong Limited having granted the listing of, and permission to deal in, the shares to be issued upon the exercise of the conversion rights under the Convertible Bonds; ii) subject to the application for the Convertible Bonds having been received, authorize any one Director to issue the Convertible Bonds and to issue and allot the Conversion Shares upon exercise by the holders of the Convertible Bonds of the conversion rights to convert all or any part of the Convertible Bonds in accordance with the terms and conditions attaching thereto; and iii) authorizer any one Director to do all such acts and things, to sign and execute all such further documents and to take such steps as the Directors may in their absolute discretion consider necessary, appropriate, desirable or expedient to give effect to or in connection with the Convertible Bond Issue and any of the transactions contemplated thereunder

Company Name	Meeting Date	CUSIP	Ticker

MATSUNICHI COMMUNICATIONS	9/4/2007	6680440

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive and approve the audited financial statements of the Company for the YE 31 MAR 2007 together with the reports of the Directors of the Company [the Director] and the Auditors thereon.	Issuer
For	For	2. Declare a final dividend for the YE 31 MAR 2007.	Issuer
For	For	3.a.1. Re-elect Professor Huang Xiaojian as a Director.	Issuer
For	For	3.a.2. Re-elect Mr. Lai Chi Kin, Lawrence as a Director.	Issuer
For	For	3.a.3. Re-elect Dr. Cheng Kwan Wai, Sunny as a Director.	Issuer
For	For	3.b. Authorize the Board of Directors to fix the Director's remuneration.	Issuer
For	For	4. Re-appoint the Auditors of the Company and authorize the Board of Directors to fix their remuneration.	Issuer
For	For
5. Authorize the Directors of the Company [Directors], pursuant to the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited [the Stock Exchange] to allot, issue and deal with additional shares in the capital of the Company or securities convertible into such shares or options, warrants or similar rights to subscribe for any shares in the Company or convertible securities to make or grant offers agreements and options which might require the exercise of such power during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution; otherwise than pursuant to : i) a rights issue [as specified]; or ii) the exercise of any option granted under any option scheme or similar arrangements for the time being adopted for the grant or issue to the grantees as specified in such scheme or similar arrangements of options to subscribe for, or rights to acquire, shares of the Company; or iii) the exercise of subscription or conversation rights under the terms of any
Issuer

warrants issued by the Company or any securities which are convertible into ordinary shares of the Company; or iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Article of Association of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Article of Association of the Company or any applicable laws of Hong Kong to be held]

For	For
6. Authorize the Directors of the Company [the Directors] to repurchase its own shares on the Stock Exchange or any other stock exchange on which the shares of the Company are listed and recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and/or requirements of the Rules Governing the Listing of Securities on the Stock Exchange or any other stock exchange as amended from time to time during the relevant period, not exceeding 10% of the aggregate nominal amount of the issued share capital at the date of passing this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Article of Association of the Company or any applicable laws of Hong Kong to be held]
Issuer
For	For
7. Approve, conditional upon the passing of Resolutions 6 above, to add the aggregate nominal amount of shares in the capital of the Company which are repurchased by the Company under the authority granted to the Directors as mentioned in Resolution 6 above, to the aggregate nominal amount of the share capital of the Company that may be allotted or agreed pursuant to the Resolution 5 above, provided that such amount does not exceed 10% of the total nominal amount of the issued share capital of the Company at the date of passing this resolution.
Issuer
For	For
8. Approve, subject to and conditional upon the Listing Committee of The Stock Exchange of Hong Kong Limited granting the listing of, and permission to deal in, the ordinary shares of the Company [shares] to be issued pursuant to the exercise of options which may be granted under the New Scheme Limit [as specified] the refreshment of the scheme limit under the share option scheme adopted by the Company on 27 AUG 2002, of up to 10% of the number of shares in issue as at the date of passing of this resolution [New scheme Limit] and authorize the Directors of the Company to grant options and allot and issue shares pursuant to the exercise of any options granted under the New Scheme Limit and to do all such acts, deeds, and things as they shall in their absolute discretion, deem fit in order to effect the foregoing.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

PETRO CHINA CO LTD H	8/10/2007	6226576

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
S.1 Approve, conditional upon the obtaining of approvals from the CSRC and other relevant regulatory authorities, the allotment and issue of A shares by the Company in the PRC by way of public offering of new A shares and the specified terms and conditions of the A share issue
Issuer
For	For
S.2 Authorize the Board and its attorney, to deal with matters in relation to the A share issue and the listing of A shares including but not limited to the following: 1) to implement the proposals of the A share issue and the listing of A shares in accordance with the laws and regulations of the PRC and relevant regulations prescribed by the securities regulatory department and this resolution; 2) to determine the number of A shares to be issued, issue price, method of issue, target subscribers, number of A shares and the percentage of A shares to be issued to the target subscribers, size of the over-allotment option and placing ratio, commencement and completion timing of the issue, timing of the listing and other matters relating to the A share issue and the listing of A shares in accordance with this resolution and with reference to the status of the approval by the CSRC and conditions of the PRC securities market; 3) upon completion of the A share Issue and the listing of A shares, to amend Articles 16 and 19 of the Articles in accordance with the specific circumstances regarding the
Issuer

issue, and to complete the relevant formalities such as for the registrations of amendments of registered capital and share registration with the Administration for Industry and Commerce; 4) to decide the respective monetary amount to be invested in different projects within the approved scope for use of proceeds; 5) to deal with the preparation work in relation to the A share issue and the listing of A shares, including without limitation, to apply to the relevant regulatory authorities and stock exchanges; to sign, execute and implement underwriting agreement, listing agreement, sponsors agreement and all necessary documents on behalf of the Company; and to determine and pay all related fees and expenses in connection with the A share issue; 6) to undertake or deal with all other necessary actions or matters in connection with the A share issue and the listing of the A shares; 7) the Board proposes to the shareholders' meeting to approve the formation of a special Board Committee comprising Mr. Jiang Jiemin [Director], Mr. Zhou Jiping [Director] and Mr. Gong Huazhang [Director];

subject to the obtaining of the authorization as mentioned above, authorizing the Board to further delegate its power as mentioned above to this special Board Committee for implementation; the authorization shall be implemented by endorsement of any 2 of the Members of the special Board Committee; this special Board Committee shall be formed from the date this resolution is approved at the Shareholders' meeting and will be dissolved on the listing date of the A shares on the domestic stock exchange in connection with the A share issue; and 8) [Authority expires at the end of 12 months from the date of the passing of this resolution]

Company Name	Meeting Date	CUSIP	Ticker

PETROCHINA CO LTD	5/15/2008	6226576

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
S.1 Approve the amendments to the Articles of Association of the Company made in accordance with the Company Law of the PRC and the 'Guidelines of Articles of Association for Listed Companies' issued by the China Securities Regulatory Commission set out in Appendix I and authorize the above am
Issuer
For	For	2 Approve the report of the Board of the Company for the year 2007	Issuer
For	For	3 Approve the report of the Supervisory Committee of the Company for the year 2007	Issuer
For	For	4 Approve the Audited financial statements of the Company for the year 2007	Issuer
For	For	5 Approve the declaration and payment of the final dividends for the YE 31 DEC 2007 in the amount and in the manner recommended by the Board	Issuer
For	For	6 Approve the authorization of the Board to determine the distribution of interim dividends for the year 2008	Issuer
For	For
7 Approve the continuation of appointment of PricewaterhouseCoopers, Certified Public Accountants, as the international Auditors of the Company and PricewaterhouseCoopers Zhong Tian CPAs Company Limited, Certified Public Accountants, as the domestic Auditors of the Company, for the year 2008 and authorize the Board of Directors to fix their remuneration
Issuer
For	For	8.a Elect Mr. Jiang Jiemin as a Director of the Company	Issuer
For	For	8.b Elect Mr. Zhou Jiping as a Director of the Company	Issuer
For	For	8.c Elect Mr. Duan Wende as a Director of the Company	Issuer
For	For	8.d Elect Mr. Wang Yilin as a Director of the Company	Issuer
For	For	8.e Elect Mr. Zeng Yukang as a Director of the Company	Issuer
For	For	8.f Elect Mr. Wang Fucheng as a Director of the Company	Issuer
For	For	8.g Elect Mr. Li Xinhua as a Director of the Company	Issuer
For	For	8.h Elect Mr. Liao Yongyuan as a Director of the Company	Issuer
For	For	8.i Elect Mr. Wang Guoliang as a Director of the Company	Issuer
For	For	8.j Re-elect Mr. Jiang Fan as a Director of the Company	Issuer
For	For	8.k Elect Mr. Chee-Chen Tung as the independent Director of the Company	Issuer
For	For	8.l Elect Mr. Liu Hongru as the independent Director of the Company	Issuer
For	For	8.m Elect Mr. Franco Bernabe as the independent Director of the Company	Issuer
For	For	8.n Elect Mr. Li Yongwu as the independent Director of the Company	Issuer
For	For	8.o Elect Mr. Cui Junhui as the independent Director of the Company	Issuer
For	For	9.a Elect Mr. Chen Ming as the Supervisor of the Company	Issuer
For	For	9.b Elect Mr. Wen Qingshan as the Supervisor of the Company	Issuer
For	For	9.c Elect Mr. Sun Xianfeng as the Supervisor of the Company	Issuer
For	For	9.d Elect Mr. Yu Yibo as the Supervisor of the Company	Issuer
For	For	9.e Elect Mr. Wu Zhipan as the independent Supervisor of the Company	Issuer
For	Against	9.f PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Elect Mr. Li Yuan as the independent Supervisor of the Company	Security Holder
For	For
S.10 Authorize the Board of Directors, unconditional general mandate to separately or concurrently issue, allot and deal with additional domestic shares and overseas listed foreign shares of the Company, provided that the number of the domestic shares and overseas listed foreign shares issued and allotted or agreed conditionally or unconditionally to be issued and allotted shall not exceed 20% of each of its existing the domestic shares and overseas listed foreign shares of the Company in issue as at the date of this resolution; b) to execute and do or procure to be executed and done, all such documents, deeds and things as it may consider necessary in connection with the issue of such shares; c) to make such amendments to the Articles of Association of the Company as it thinks fit so as to increase the registered share capital of the Company and reflect the new capital structure of the Company upon the allotment and issuance of shares of the Company as contemplated in this resolution; and e) in order to facilitate the issuance of shares in accordance with this resolution in a timely manner, to establish a special Committee of the Board and such
Issuer

Committee to exercise all such power granted to the Board of Directors to execute and do all such documents, deeds and things as it may consider necessary in connection with the issue of such shares contingent on the passing of sub-paragraphs (a) to (d) of this resolution and within the relevant period of this mandate f) the Board of Directors and the special Committee of the Board will only exercise its respective power under such mandate in accordance with the Company Law of the PRC, the Securities Law of the PRC, regulations or the listing rules of the Stock Exchange on which the Shares of the Company are listed [as amended from time to time] and only if all necessary approvals from the China Securities Regulatory Commission and/or other relevant PRC governmental authorities are obtained and the special Committee of the Board will only exercise its power under such mandate in accordance with the power granted by the shareholders at the annual general meeting to the Board[Authority expires the earlier of the conclusion of next AGM of the Company or at the end of 12month period]

For	For	11 Approve the rules and procedures of the shareholders' general meeting of the Company as specified	Issuer
For	For	12 Approve the Rules and procedures of the Board of the Company as specified	Issuer
For	For	13 Approve the rules of organization and procedures of the Supervisory Committee of the Company as specified	Issuer
Abstain	Abstain	14 Other matters, if any	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

PING AN INS GROUP CO CHINA LTD	3/5/2008	B01FLR7

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
S. 1.1 Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the issue of A Shares of RMB 1.00 each
Issuer
For	For
S.1.2. Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the fulfillment of the conditions in respect of the Possible A Share Placing as specified, the aggregate number of A Shares to be issued and allotted shall not be more than 1,200,000,000 A Shares, the number of Placing A Shares to be issued will be determined by the Board after consultation with the A Share Placing Lead Underwriter(s) having regard to the then markets conditions
Issuer
For	For
S.1.3. Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the Possible A Share shall adopt a combination of both off-line and on-line price consultation and application process; A Shareholders with his/her/its name registered on the register of members of A Shares as at closing of trading hours on the record day will be given pre-emption right in subscribing the Placing A Shares, the actual issue mechanism, proportion of pre-emption right will be determined by the Board after consultation with the A Share Placing Lead Underwriter(s) having regard to the then markets conditions
Issuer
For	For
S.1.4. Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the new A Shares under the Possible A Share Placing will be placed to institutional and public investors [except for those restricted by the laws and regulations of the PRC] that have A Shares stock trading accounts with the Shanghai Stock Exchange
Issuer
For	For
S.1.5. Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the Board, upon obtaining the Specific Mandate, proceed to exercise the proposed Specific Mandate to issue new A Shares, the Company will apply to the CSRC for the listing of and permission to deal in all of the new A Shares to be issued and placed on the Shanghai Stock Exchange, the placing A Shares, when fully paid, will rank pari passu in all respects with the A Shares in issue at the time of issue and allotment of the Placing A Shares
Issuer
For	For
S.1.6. Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the Placing A Shares will be issued in RMB; the Placing A Shares will not be issued at a price lower than (i) the average closing price of the A Shares as quoted on the Shanghai Stock Exchange for 20 trading days immediately prior to the date on which the listing document in relation to the Possible A Share Placing is published; or (ii) the closing price of the A Shares as quoted on the Shanghai Stock Exchange on the last trading day immediately before such listing document is published, in any event, the issue price will not be less than the latest audited net asset value per Share
Issuer
For	For
S.1.7. Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the proceeds of the Possible A Share Placing will be used as capital of the Company to enhance the Company's overall financial efficiency and performance and/or as capital to invest in mergers and acquisitions projects that are (i) compatible with the Group's core businesses in the insurance, banking and asset management sectors and (ii) significantly beneficial to the Group's expansion strategies and operation efficiencies and (iii) permitted and approved by the relevant regulatory authorities
Issuer
For	For
S.1.8. Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the possible A Share Placing shall be valid for 12 months from the date of the Shareholders' approval
Issuer
For	For
S.1.9. Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the Board and the respective lawful attorney of the Directors be authorized to take any action and execute any document as it thinks necessary and fit to effect and implement the Possible A Share Placing including but not limited to (i) to handling the matters arising from the application for an approval of the CSRC for the Possible A Share Placing; (ii) to confirming and implementing the proposal of the Possible A Share Placing in accordance with resolutions passed at the EGM, A Shareholders Class Meeting and H Shareholders Class Meeting, including but not limited to, engaging the intermediaries for the Possible A Share Placing, determining the number of the Placing A Shares to be issued, the issue price, the timetable, the mechanisms and the target subscribers of Possible A Share Placing; (iii) to executing, making any amendments to, supplementing, submitting for approval or file and implementing any agreements and documents in
Issuer

relation to the Possible A Share Placing; (iv) to adjusting the proposal of the Possible A Share Placing in the event of a change in the CSRC's requirements for placing of A shares; (v) to handling the matters arising from the application for the listing of, and permission to deal in the Placing A Shares on the Shanghai Stock Exchange; (vi) to increase the registered capital of the Company and make necessary amendments to the Articles of Association of the Company as a result of the completion of the Possible A Share Placing and make necessary filings with the relevant administration authority of industry and commerce in this regard; and (vii) to the extent allowed by the applicable PRC laws and regulations, to do such other acts, take such steps which in their opinions may be necessary, desirable or expedient for the implementing and giving effect to the Possible A Share Placing

For	For
S.2.1 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: not more than RMB 41.2 billion [approximately HKD 44.36 billion] through the issue of not more than 412 million A Share Bonds; each subscriber of each A Share Bond will be granted a certain number of Warrants at no costs, the actual amount of the issue of the A Share Bonds and the number of Warrants to be granted to the subscribers of each A Share Bond will be determined by the board according to the prevailing market conditions at the time subject to the condition that the proceeds from the full conversion of the Warrants shall not be more than the principal amount of the issue of the Bonds
Issuer
For	For
S.2.2 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: RMB100 [approximately HKD 107.66] per A Share Bond
Issuer
For	For
S.2.3 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: Institutional and public investors [except for those restricted by the laws and regulations of the PRC] that have A Shares stock trading accounts with the Shanghai Stock Exchange
Issuer
For	For
S.2.4 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the A Share Bonds with Warrants will be offered in the PRC; all existing A Shareholders will be given priority to subscribe for the A Share Bonds with Warrants, the amount of A Share Bonds with Warrants reserved for existing A Shareholders will be determined by the Board, the amount reserved for existing A Shareholders will be disclosed in the listing document to be issued by the Company in the PRC in respect of the issue of the A Share Bonds with Warrants
Issuer
For	For
S.2.5  Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the interest of the A Share Bonds will be payable annually, the interest rate and the basis of determination will be determined by the Board according to the prevailing market conditions after consultation with the A Share Bonds with Warrants Lead Underwriter, the interest rate and the detailed basis of determination will be disclosed in the listing document to be issued by the Company in respect of the issue of the A Share Bonds with Warrants
Issuer
For	For
S.2.6 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: 6 years from the issue of the A Share Bonds [Maturity]
Issuer
For	For
S.2.7 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the Company has the right to redeem the A Share Bonds within 5 trading days after the maturity of the A Share Bonds at the issue price plus interest payable
Issuer
For	For
S.2.8 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: in the event that the use of proceeds of the issue of the A Share Bonds with Warrants is in violation of the policy, rules or regulations of the CSRC, the Company may be required by the CSRC to change such use of proceeds, upon occurrence of which the holder of each A Shares Convertible Bonds will have the rights at such holder's option, to require the Company to redeem the holder's A Share Bonds at the issue price plus an interest payable
Issuer
For	For
S.2.9 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the issue of the A Share Bonds with Warrants is not guaranteed
Issuer
For	For
S.2.10 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the term [i.e. the holding period] of the Warrants is 12 months since the listing of the Warrants on the Shanghai Stock Exchange
Issuer
For	For
S.2.11 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the last 5 trading days of the holding period of the Warrants [Conversion Period]
Issuer
For	For
S.2.12 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: 2 Warrants represent the conversation right to one A Share
Issuer
For	For
S.2.13 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the conversion price of the Warrants representing the conversation right to one A Share granted under the issue of the A Share Bonds with Warrants will not be lower than (i) the average closing price of the A Shares over the 20 trading days immediately preceding the date on which the listing document in respect of the issue of the A Share Bonds with Warrants is issued; and (ii) the closing price of the A Shares on the trading day immediately preceding the date on which the listing documents in respect of the date on which the listing document in respect of the issue of the A Share Bonds with Warrants is issued, the conversion price of the Warrants will be determined by the Board subject to the lower limited as stated above according to the prevailing market conditions at the time after consultation with the A Share Bonds with Warrants Lead Underwriter(s)
Issuer
For	For
S.2.14 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: during the term of the Warrants, in the event that the trading of A Shares is on ex-right or ex-dividend basis, the conversion price, and the conversion ratio of the Warrants will be adjusted accordingly: (1) When the trading of A Shares is on ex-rights basis, the conversion price and the conversion ratio of the Warrants will be adjusted according to as specified (2) When the trading of A Shares is on ex-dividend basis, the conversation ratio of the Warrants will remain unchanged, and the conversion price will be adjusted according to as specified
Issuer
For	For
S.2.15 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the proceeds of the issue of the A Share Bonds with Warrants will be used as capital of the Company to enhance the Company's overall financial efficiency and performance and/or as capital to invest in mergers and acquisitions projects that are (i) compatible with the Group's core businesses in the insurance, banking and asset management sectors; (ii) significantly beneficial to the Group's expansion strategies and operation efficiencies; and (iii) permitted and approved by the relevant regulatory authorities
Issuer
For	For
S.2.16  Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the proposed issue of the A Share Bonds with Warrants shall be valid for 12 months from the date of the Shareholders' approval
Issuer
For	For
S.2.17 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: authorize the Board and the respective lawful attorney of the Directors to take any action and execute any document as it thinks necessary and fit to effect and implement the issue of the A Share Bonds with Warrants including but not limited to (i) to confirm and implement the terms of the issue, the proposal of the issue and the timetable of the issue, to the extent permitted by the applicable PRC laws and regulations and the Articles of Association of the Company, in accordance with the requirements of the CSRC; (ii) to adjust the size of the issue and the proposal of the issue in accordance with the applicable PRC laws and regulations, the requirements of the CSRC and the prevailing market conditions in the event of a change in the requirements for the issue of A share bonds with warrants or change in market conditions;(iii) to preparing, amending and
Issuer

submitting for approval, any document in relation to the application for an approval of the CSRC for issue in accordance the requirements of the CSRC; (iv) to execute, making any amendments to, supplementing, submitting for approval or filing and implementing any agreements and documents in relation to the issue [including but not limited to the underwriting agreements and any agreement in relation to the project relating to the use of proceeds of the issue]; (v) to handle the matters arising from the application for the listing of, and permission to deal in the A Share Bonds and the Warrants on the Shanghai Stock Exchange; (vi) to make necessary amendments to the Articles of Association of the Company when the conversion period of the Warrants starts and make necessary filings with the relevant administration authority of industry and commerce in this regard; and (vii) to engage the A Share Bonds with Warrants Underwriter(s) and other intermediaries and to handle any other matters in relation to the issue and the listing of the A Share Bonds with Warrants

For	For	3. Approve the feasibility study report on the use of proceeds of the Possible A Share Placing and the issue of the A Share Bonds with Warrants	Issuer
For	For
4. Approve, subject to the completion of the Possible A Share Placing, the proposal that the existing shareholders and new shareholders pursuant to the Possible A Share Placing shall be entitled to receive any future distribution of the undistributed retained profits of the Company accrued before the completion of the Possible A Share Placing
Issuer
For	For	5. Approve the report on the use of proceeds of the initial public offerings of A Shares of the Company	Issuer
For	For	6. Approve the proposal on the connected transaction between the Company and the Bank of Communications. Co., Ltd.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

PING AN INS GROUP CO CHINA LTD	3/5/2008	B01FLR7

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
S.1.1 Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the issue of A Shares of RMB 1.00 each
Issuer
For	For
S.1.2 Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the fulfillment of the conditions in respect of the Possible A Share Placing as specified, the aggregate number of A Shares to be issued and allotted shall not be more than 1,200,000,000 A Shares, the number of Placing A Shares to be issued will be determined by the Board after consultation with the A Share Placing Lead Underwriter(s) having regard to the then markets conditions
Issuer
For	For
S.1.3 Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the Possible A Share shall adopt a combination of both off-line and on-line price consultation and application process, the A Shareholders with his/her/its name registered on the register of members of A Shares as at closing of trading hours on the record day will be given pre-emption right in subscribing the Placing A shares, the actual issue mechanism, proportion of pre-emption right will be determined by the Board after consultation with the A Share Placing Lead Underwriter(s) having regard to the then markets conditions
Issuer
For	For
S.1.4 Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the new A Shares under the Possible A Share Placing will be placed to institutional and public investors [except for those restricted by the laws and regulations of the PRC] that have A Shares stock trading accounts with the Shanghai Stock Exchange
Issuer
For	For
S.1.5 Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the Board, upon obtaining the Specific Mandate, proceed to exercise the proposed Specific Mandate to issue new A Shares, the Company will apply to the CSRC for the listing of and permission to deal in all of the new A Shares to be issued and placed on the Shanghai Stock Exchange, the placing A Shares, when fully paid, will rank pari passu in all respects with the A Shares in issue at the time of issue and allotment of the Placing A Shares
Issuer
For	For
S.1.6 Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the Placing A Shares will be issued in RMB, the Placing A Shares will not be issued at a price lower than (i) the average closing price of the A Shares as quoted on the Shanghai Stock Exchange for 20 trading days immediately prior to the date on which the listing document in relation to the Possible A Share Placing is published; or (ii) the closing price of the A Shares as quoted on the Shanghai Stock Exchange on the last trading day immediately before such listing document is published, in any event, the issue price will not be less than the latest audited net asset value per Share
Issuer
For	For
S.1.7 Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the proceeds of the Possible A Share Placing will be used as capital of the Company to enhance the Company's overall financial efficiency and performance and/or as capital to invest in mergers and acquisitions projects that are (i) compatible with the Group's core businesses in the insurance, banking and asset management sectors and (ii) significantly beneficial to the Group's expansion strategies and operation efficiencies and (iii) permitted and approved by the relevant regulatory authorities
Issuer
For	For
S.1.8 Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the possible A Share Placing shall be valid for 12 months from the date of the Shareholders' approval
Issuer
For	For
S.1.9 Authorize the Board to allot, issue and deal in the Placing A Share in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the Board and the respective lawful attorney of the Directors, to take any action and execute any document as it thinks necessary and fit to effect and implement the Possible A Share Placing including but not limited to (i) to handling the matters arising from the application for an approval of the CSRC for the Possible A Share Placing; (ii) to confirming and implementing the proposal of the Possible A Share Placing in accordance with resolutions passed at the EGM, A Shareholders Class Meeting and H Shareholders Class Meeting, including but not limited to, engaging the intermediaries for the Possible A Share Placing, determining the number of the Placing A Shares to be issued, the issue price, the timetable, the mechanisms and the target subscribers of Possible A Share Placing; (iii) to executing, making any amendments to, supplementing, submitting for approval or file and implementing any agreements and documents in relation to the Possible A
Issuer

Share Placing; (iv) to adjusting the proposal of the Possible A Share Placing in the event of a change in the CSRC's requirements for placing of A shares; (v) to handling the matters arising from the application for the listing of, and permission to deal in the Placing A Shares on the Shanghai Stock Exchange; (vi) to increase the registered capital of the Company and make necessary amendments to the Articles of Association of the Company as a result of the completion of the Possible A Share Placing and make necessary filings with the relevant administration authority of industry and commerce in this regard; and (vii) to the extent allowed by the applicable PRC laws and regulations, to do such other acts, take such steps which in their opinions may be necessary, desirable or expedient for the implementing and giving effect to the Possible A Share Placing

For	For
S.2.1 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: not more than RMB 41.2 billion [approximately HKD 44.36 billion] through the issue of not more than 412 million A Share Bonds, each subscriber of each A Share Bond will be granted a certain number of Warrants at no costs, the actual amount of the issue of the A Share Bonds and the number of Warrants to be granted to the subscribers of each A Share Bond will be determined by the board according to the prevailing market conditions at the time subject to the condition that the proceeds from the full conversion of the Warrants shall not be more than the principal amount of the issue of the Bonds
Issuer
For	For
S.2.2 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: RMB100 [approximately HKD 107.66] per A Share Bond
Issuer
For	For
S.2.3 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: Institutional and public investors [except for those restricted by the laws and regulations of the PRC] that have A Shares stock trading accounts with the Shanghai Stock Exchange
Issuer
For	For
S.2.4 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the A Share Bonds with Warrants will be offered in the PRC, all existing A Shareholders will be given priority to subscribe for the A Share Bonds with Warrants, the amount of A Share Bonds with Warrants reserved for existing A Shareholders will be determined by the Board, the amount reserved for existing A Shareholders will be disclosed in the listing document to be issued by the Company in the PRC in respect of the issue of the A Share Bonds with Warrants
Issuer
For	For
S.2.5  Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the interest of the A Share Bonds will be payable annually, the interest rate and the basis of determination will be determined by the Board according to the prevailing market conditions after consultation with the A Share Bonds with Warrants Lead Underwriter, the interest rate and the detailed basis of determination will be disclosed in the listing document to be issued by the Company in respect of the issue of the A Share Bonds with Warrants
Issuer
For	For
S.2.6  Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: 6 years from the issue of the A Share Bonds
Issuer
For	For
S.2.7 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the Company has the right to redeem the A Share Bonds within 5 trading days after the maturity of the A Share Bonds at the issue price plus interest payable
Issuer
For	For
S.2.8 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: in the event that the use of proceeds of the issue of the A Share Bonds with Warrants is in violation of the policy, rules or regulations of the CSRC, the Company may be required by the CSRC to change such use of proceeds, upon occurrence of which the holder of each A Shares Convertible Bonds will have the rights at such holder's option, to require the Company to redeem the holder's A Share Bonds at the issue price plus an interest payable
Issuer
For	For
S.2.9  Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the issue of the A Share Bonds with Warrants is not guaranteed
Issuer
For	For
S.2.10 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the term [i.e. the holding period] of the Warrants is 12 months since the listing of the Warrants on the Shanghai Stock Exchange
Issuer
For	For
S.2.11 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the last 5 trading days of the holding period of the Warrants
Issuer
For	For
S.2.12 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: 2 Warrants represent the conversation right to 1 A Share
Issuer
For	For
S.2.13 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the conversion price of the Warrants representing the conversation right to one A Share granted under the issue of the A Share Bonds with Warrants will not be lower than (i) the average closing price of the A Shares over the 20 trading days immediately preceding the date on which the listing document in respect of the issue of the A Share Bonds with Warrants is issued; and (ii) the closing price of the A Shares on the trading day immediately preceding the date on which the listing documents in respect of the date on which the listing document in respect of the issue of the A Share Bonds with Warrants is issued, the conversion price of the Warrants will be determined by the Board subject to the lower limited as stated above according to the prevailing market conditions at the time after consultation with the A Share Bonds with Warrants Lead Underwriter(s)
Issuer
For	For
S.2.14 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: during the term of the Warrants, in the event that the trading of A Shares is on ex-right or ex-dividend basis, the conversion price, and the conversion ratio of the Warrants will be adjusted accordingly: (1) When the trading of A Shares is on ex-rights basis, the conversion price and the conversion ratio of the Warrants will be adjusted according to as specified (2) When the trading of A Shares is on ex-dividend basis, the conversation ratio of the Warrants will remain unchanged, and the conversion price will be adjusted according to as specified
Issuer
For	For
S.2.15 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the proceeds of the issue of the A Share Bonds with Warrants will be used as capital of the Company to enhance the Company's overall financial efficiency and performance and/or as capital to invest in mergers and acquisitions projects that are (i) compatible with the Group's core businesses in the insurance, banking and asset management sectors; (ii) significantly beneficial to the Group's expansion strategies and operation efficiencies; and (iii) permitted and approved by the relevant regulatory authorities
Issuer
For	For
S.2.16 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: the proposed issue of the A Share Bonds with Warrants shall be valid for 12 months from the date of the shareholders' approval
Issuer
For	For
S.2.17 Approve, subject to the fulfillment of the conditions in respect of the issue of A Share Bond with Warrants as set out in the Announcement, the issue of the A Share Bonds with Warrants on the following structure and terms: authorize the Board and the respective lawful attorney of the Directors, to take any action and execute any document as it thinks necessary and fit to effect and implement the issue of the A Share Bonds with Warrants including but not limited to (i) to confirm and implement the terms of the issue, the proposal of the issue and the timetable of the issue, to the extent permitted by the applicable PRC laws and regulations and the Articles of Association of the Company, in accordance with the requirements of the CSRC; (ii) to adjust the size of the issue and the proposal of the issue in accordance with the applicable PRC laws and regulations, the requirements of the CSRC and the prevailing market conditions in the event of a change in the requirements for the issue of A share bonds with warrants or change in market conditions;(iii) to preparing, amending and
Issuer

submitting for approval, any document in relation to the application for an approval of the CSRC for issue in accordance the requirements of the CSRC; (iv) to execute, making any amendments to, supplementing, submitting for approval or filing and implementing any agreements and documents in relation to the issue [including but not limited to the underwriting agreements and any agreement in relation to the project relating to the use of proceeds of the issue]; (v) to handle the matters arising from the application for the listing of, and permission to deal in the A Share Bonds and the Warrants on the Shanghai Stock Exchange; (vi) to make necessary amendments to the Articles of Association of the Company when the conversion period of the Warrants starts and make necessary filings with the relevant administration authority of industry and commerce in this regard; and (vii) to engage the A Share Bonds with Warrants Underwriter(s) and other intermediaries and to handle any other matters in relation to the issue and the listing of the A Share Bonds with Warrants

Company Name	Meeting Date	CUSIP	Ticker

PING AN INS GROUP CO CHINA LTD	5/13/2008	B01FLR7

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Approve the report of the Board of Directors of the Company [the Board of Directors] for the YE 31 DEC 2007	Issuer
For	For	2 Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2007	Issuer
For	For	3 Approve the annual report and its summary of the Company for the YE 31 DEC 2007	Issuer
For	For	4 Approve the report of the Auditors and audited financial statements of the Company for the YE 31 DEC 2007	Issuer
For	For	5 Approve the profit distribution Plan and the recommendation for final dividend for the YE 31 DEC 2007	Issuer
For	For
6 Re-appoint Ernst & Young Hua Ming as the PRC Auditors and Ernst & Young as the International Auditors of the Company, to hold office until the conclusion of the next AGM and authorize the Board of Directors to fix their remuneration
Issuer
For	For	9 Receive the report on the use of proceeds of the funds raised previously	Issuer
For	For
10 Authorize the Company to provide guarantees in respect of the liabilities of its subsidiaries form time to time provided: the aggregate amount of such guarantees shall not exceed 50% of the least audited net asset value of the Company from time to time; there shall be no upper limit to the amount of guarantee allocated to any one subsidiary of the Company with in the limit approved at the general meeting, provided that the amount of any one single guarantee shall not exceed 10% of the least audited net asset value of the Company; authorize the Executive Directors subject to limitation as specified and approve substantive details of such guarantees as specified
Issuer
For	For
S.11 Authorize the Board of Directors, subject to this resolution and in accordance with the relevant requirements of the Rules Governing the Listing securities on The Stock Exchange of Hong Kong Limited, the Articles of Association of the Company and applicable laws and regulations of the People's Republic of China, to allot, issue and deal with additional H shares of the Company or grants offers, agreements, options and rights of exchange conversion during the relevant period, not exceeding 20% of the nominal amount of H shares capital of the Company, otherwise pursuant to (i) a rights issue; (ii)any scrip dividend or similar arrangement providing for allotment of shares in lieu of the whole part of a dividend on shares of the Company, in accordance with the Articles of Association; [Authority expires at the conclusion of the next AGM of the Company or the expiration of the period with in which the next AGM of the Company is required by the Articles of association of the Company or other applicable laws to be held]; to make corresponding amendments
Issuer
to the Articles of Association of the Company as it thinks fit so as to reflect the new capital structure upon the allotment or issuance of shares as provided in this resolution
For	For
12 Authorize the Chairman and the Secretary of the Board of Directors of the Company to renew annually thereafter the liability insurance for the Company's Directors, Supervisors and Senior Management on the basis that the insurance coverage remains substantially unchanged and the insured sum does not make exceed the original amount and to execute all necessary legal documents and to make appropriate disclosure if necessary
Issuer

Company Name	Meeting Date	CUSIP	Ticker

PING AN INS GROUP CO CHINA LTD	5/13/2008	B01FLR7

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Approve the report of the Board of Directors of the Company [the Board of Directors] for the YE 31 DEC 2007	Issuer
For	For	2 Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2007	Issuer
For	For	3 Approve the annual report and its summary of the Company for the YE 31 DEC 2007	Issuer
For	For	4 Approve the report of the Auditors and audited financial statements of the Company for the YE 31 DEC 2007	Issuer
For	For	5 Approve the profit distribution Plan and the recommendation for final dividend for the YE 31 DEC 2007	Issuer
For	For
6 Re-appoint Ernst & Young Hua Ming as the PRC Auditors and Ernst & Young as the International Auditors of the Company, to hold office until the conclusion of the next AGM and authorize the Board of Directors to fix their remuneration
Issuer
For	For	7 Approve the appointment of Mr. Clive Bannister as a Non-Executive Director of the Company, to hold office until the expiration of the term of the current Board of Directors	Issuer
For	For	8 Receive the report on the performance of Independent Non-Executive Directors	Issuer
For	For	9 Receive the report on the use of proceeds of the funds raised previously	Issuer
For	For
10 Authorize the Company to provide guarantees in respect of the liabilities of its subsidiaries form time to time provided: the aggregate amount of such guarantees shall not exceed 50% of the least audited net asset value of the Company from time to time; there shall be no upper limit to the amount of guarantee allocated to any one subsidiary of the Company with in the limit approved at the general meeting, provided that the amount of any one single guarantee shall not exceed 10% of the least audited net asset value of the Company; authorize the Executive Directors subject to limitation as specified and approve substantive details of such guarantees as specified
Issuer
For	For
S.11 Authorize the Board of Directors, subject to this resolution and in accordance with the relevant requirements of the Rules Governing the Listing securities on The Stock Exchange of Hong Kong Limited, the Articles of Association of the Company and applicable laws and regulations of the People's Republic of China, to allot, issue and deal with additional H shares of the Company or grants offers, agreements, options and rights of exchange conversion during the relevant period, not exceeding 20% of the nominal amount of H shares capital of the Company, otherwise pursuant to (i) a rights issue; (ii)any scrip dividend or similar arrangement providing for allotment of shares in lieu of the whole part of a dividend on shares of the Company, in accordance with the Articles of Association; [Authority expires at the conclusion of the next AGM of the Company or the expiration of the period with in which the next AGM of the Company is required by the Articles of association of the Company or other applicable laws to be held]; to make corresponding amendments to the Articles of Association of the Company as it thinks fit so as to reflect
Issuer
the new capital structure upon the allotment or issuance of shares as provided in this resolution
For	For
12 Authorize the Chairman and the Secretary of the Board of Directors of the Company to renew annually thereafter the liability insurance for the Company's Directors, Supervisors and Senior Management on the basis that the insurance coverage remains substantially unchanged and the insured sum does not make exceed the original amount and to execute all necessary legal documents and to make appropriate disclosure if necessary
Issuer

Company Name	Meeting Date	CUSIP	Ticker

SHANGHAI FORTE LAND CO H	9/13/2007	6589525

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve and ratify, the Joint Development Agreement [as specified], all transactions contemplated under the Joint Development Agreement, authorize any one of the Executive Directors of the Company [the Executive Directors] to sign any document and/ or to take all steps on behalf of the Company which they may consider necessary or expedient to implement and/ or give effect to the terms of the Joint Development Agreement and to execute all documents, instruments and agreements and to do all acts or things deemed by him to be incidental to, ancillary to or in connection with the matters contemplated under the Joint Development Agreement and to waive compliance from and agree to any amendment to any of the terms of the Joint Development Agreement which in the opinion of Executive Director is not of material nature and is in the interests of the Company
Issuer

Company Name	Meeting Date	CUSIP	Ticker

SHANGHAI FORTE LAND CO H	3/13/2008	6589525

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve to extend the effective period of the shareholder's approval for the proposed issue of a maximum of 126,400,000 A Shares of RMB 1.00 each [or 632,000,000 A shares of the Company of RMB 0.20 each, as the case may be] to the public of the People's Republic of China, and the proposed listing of the A shares of the Company on the Shanghai Stock Exchange until the expiration of a period of 12 months from the date of passing of this resolution
Issuer

Company Name	Meeting Date	CUSIP	Ticker

SHANGHAI FORTE LAND CO H	3/13/2008	6589525

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve to extend the effective period of the shareholder's approval for the proposed issue of a maximum of 126,400,000 A Shares of RMB 1.00 each [or 632,000,000 A shares of the Company of RMB 0.20 each, as the case may be] to the public of the People's Republic of China, and the proposed listing of the A shares of the Company on the Shanghai Stock Exchange until the expiration of a period of 12 months from the date of passing of this resolution
Issuer

Company Name	Meeting Date	CUSIP	Ticker

SINOFERT HOLDINGS LTD	9/18/2007	B0CJMD1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1.Approve and ratify, the Import Service Framework Agreement [as specified] and the execution thereof and implementation of all transactions thereunder; approve the proposed maximum aggregate annual values of the transactions under the Import Service Framework Agreement as specified and authorize the Directors of the Company to sign, execute, perfect and deliver all such documents and do all such deeds, acts, matter and things as they may in their absolute discretion consider necessary or desirable for the purpose of or in connection with the implementation of the Import Service Framework Agreement and all transactions and other matters contemplated thereunder or ancillary thereto, to waive compliance from and/or agree to any amendment or supplement to any of the provisions of the Import Service Framework Agreement which in their opinion is not of a material nature and to effect or implement any other matters referred to in this Resolution
Issuer
For	For
2. Approve and ratify the Fertilizer Purchase Agreement as specified and the execution thereof and implementation of all transactions thereunder; approve the proposed maximum aggregate annual values of the transactions under the Fertilizer Purchase Agreement as specified, provided that the Company shall not be subject to such maximum aggregate annual values when the transaction contemplated under the Fertilizer Purchaser Agreement is no longer regarded as a connected transaction under the Listing Rules and authorize the Directors of the Company to sign, execute, perfect and deliver all such documents and do all such deeds, acts, matter and things as they may in their absolute discretion consider necessary or desirable for the purpose of or in connection with the implementation of the Fertilizer Purchase Agreement and all transactions and other matters contemplated thereunder or ancillary thereto, to waive compliance from and/or agree to any amendment or supplement to any of the provisions of the Fertilizer Purchase Agreement
Issuer
which in their opinion is not of a material nature and to effect or implement any other matters referred to in this Resolution
For	For
3. Approve and ratify the Fertilizer Supply Agreement as specified and the execution thereof and implementation of all transactions thereunder; approve the proposed maximum aggregate annual values of the transactions under the Fertilizer Supply Agreement as specified, provided that the Company shall not be subject to such maximum aggregate annual values when the transaction contemplated under the Fertilizer Supply Agreement is no longer regarded as a connected transaction under the Listing Rules and authorize the Directors of the Company to sign, execute, perfect and deliver all such documents and do all such deeds, acts, matter and things as they may in their absolute discretion consider necessary or desirable for the purpose of or in connection with the implementation of the Fertilizer Supply Agreement and all transactions and other matters contemplated thereunder or ancillary thereto, to waive compliance from and/or agree to any amendment or supplement to any of the provisions of the Fertilizer Supply Agreement which in their opinion is not of a material nature and to effect or implement any other matters referred to in this
Issuer
Resolution

Company Name	Meeting Date	CUSIP	Ticker

SINOFERT HOLDINGS LTD	9/18/2007	B0CJMD1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1.Approve and ratify the Tianji Acquisition Agreement [as specified] and the execution thereof and implementation of all transactions thereunder; and authorize the Directors of the Company to sign, execute, perfect and deliver all such documents and do all such deeds, acts, matters and things as they may in their absolute discretion consider necessary or desirable for the purpose of or in connection with the implementation of the Tianji Acquisition Agreement and all transactions and other matters contemplated thereunder or ancillary thereto, to waive compliance from and/or agree to any amendment or supplement to any of the provisions of the Tianji Acquisition Agreement which in their opinion is not of a material nature and to effect or implement any other matters referred to in this resolution
Issuer
For	For
2. Approve and ratify the Shandong Acquisition Agreement [as specified] and the execution thereof and implementation of all transactions thereunder; and authorize the Directors of the Company to sign, execute, perfect and deliver all such documents and do all such deeds, acts, matters and things as they may in their absolute discretion consider necessary or desirable for the purpose of or in connection with the implementation of the Shandong Acquisition Agreement and all transactions and other matters contemplated thereunder or ancillary thereto, to waive compliance from and/or agree to any amendment or supplement to any of the provisions of the Shandong Acquisition Agreement which in their opinion is not of a material nature and to effect or implement any other matters referred to in this resolution
Issuer
For	For
3. Approve: and ratify the Fertilizer Purchase Framework Agreement [as specified] and the execution thereof and implementation of all transactions thereunder; and the proposed maximum aggregate annual values of the transactions under the Fertilizer Purchase Framework Agreement as specified; and authorize the Directors of the Company to sign, execute, perfect and deliver all such documents and do all such deeds, acts, matters and things as they may in their absolute discretion consider necessary or desirable for the purpose of or in connection with the implementation of the Fertilizer Purchase Framework Agreement and all transactions and other matters contemplated thereunder or ancillary thereto, to waive compliance from and/or agree to any amendment or supplement to any of the provisions of the Fertilizer Purchase Framework Agreement which in their opinion is not of a material nature and to effect or implement any other matters referred to in this resolution
Issuer

Company Name	Meeting Date	CUSIP	Ticker

SINOFERT HOLDINGS LTD	9/18/2007	B0CJMD1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1.Approve and ratify the Acquisition Agreement [as specified] and the execution thereof and the Purchaser's Undertaking [as specified] and implementation of all transactions thereunder [including the Acquisition, the Lock-up Undertaking and the Voting Undertaking (as specified)]; and authorize the Directors of the Company to sign, execute, perfect and deliver all such documents and do all such deeds, acts, matters and things as they may in their absolute discretion consider necessary or desirable for the purpose of or in connection with the implementation of the Acquisition Agreement and the Purchaser's Undertaking and all transactions and other matters contemplated thereunder or ancillary thereto, to waive compliance from and/or agree to any amendment or supplement to any of the provisions of the Acquisition Agreement which in their opinion is not of a material nature and to effect or implement any other matters referred to in this resolution
Issuer
For	For
2. Approve: and ratify the Subscription Agreement [as specified] and the execution thereof and implementation of all transactions thereunder; conditional upon the Listing Committee of The Stock Exchange of Hong Kong Limited granting the listing of, and the permission to deal in, the Subscription Shares [as specified], the issue and allotment of the Subscription Shares; and authorize the Directors of the Company to sign, execute, perfect and deliver all such documents and do all such deeds, acts, matters and things as they may in their absolute discretion consider necessary or desirable for the purpose of or in connection with the implementation of the Subscription Agreement and all transactions and other matters contemplated thereunder or ancillary thereto, to waive compliance from and/or agree to any amendment or supplement to any of the provisions of the Subscription Agreement which in their opinion is not of a material nature and to effect or implement any other matters referred to in this resolution
Issuer

Company Name	Meeting Date	CUSIP	Ticker

TACK FAT GROUP INT	8/30/2007	6522917

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive and approve the audited consolidated financial statements and the reports of the Directors and the Auditors for the YE 31 MAR 2007	Issuer
For	For	2. Declare a final dividend for the YE 31 MAR 2007 of HKD 2 cents per share [each a Share] of HKD 0.10 each in the capital of the Company	Issuer
For	For	3.A. Re-elect Mr. Lee Yuk Man as a Director	Issuer
For	For	3.B. Re-elect Mr. Ho Yik Kin, Norman as a Director	Issuer
For	For	3.C. Re-elect Mr. Kwok Kam Chuen as a Director	Issuer
For	For	3.D. Authorize the Board of Directors to fix the Directors' remuneration	Issuer
For	For	4. Appoint the Company's Auditors and authorize the Board of Directors to fix their remuneration	Issuer
For	For
5.  Authorize the Directors of the Company, pursuant to the Rules [Listing Rules] Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [Stock Exchange] and all other applicable laws, to allot, issue and deal with the unissued shares in the capital of the Company and to make or grant offers, agreements and options, including warrants to subscribe for shares in the Company during the relevant period, not exceeding the aggregate of 20% of the aggregate nominal amount of the issued share capital of the Company plus the nominal amount of share capital repurchased [up to 10% of the aggregate nominal amount of the issued share capital of the Company], otherwise than pursuant to: i) a rights issue; or ii) the exercise of any share option scheme or similar arrangement; or iii) any scrip dividend or similar arrangement; or iv) the exercise of subscription or conversion rights under the terms of any warrants and securities; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM
Issuer

of the Company is required by the Articles of Association of the Company, the Companies Law, Cap 22 [Law 3 of 1961, a consolidated and revised] of the Cayman Islands [the Companies Law] or any applicable laws of the Cayman Islands to be held]

For	For
6. Authorize the Directors of the Company to purchase shares of the Company during the relevant period, on the Stock Exchange or any other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures Commission of Hong Kong [the 'Securities and Futures Commission'] and stock exchange for such purposes, and otherwise and in accordance with the rules and regulations of the Securities and Futures Commission, the Stock Exchange, the Companies Law and all other applicable laws and regulations, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company, the Companies Law, Cap 22 [Law 3 of 1961, a consolidated and revised] of the Cayman Islands [the Companies Law] or any applicable laws of the Cayman Islands to be held]
Issuer
For	For
6. Authorize the Directors of the Company, subject to the provisions of this resolution, to allot, issue and deal with additional authorized and unissued shares in the capital of the Company and to make or grant offers, agreements and options, including warrants to subscribe for shares and other rights of subscription for or conversion into shares, which might require the exercise of such powers, pursuant to: i) a rights issue where shares are offered for a fixed period to shareholders in proportion to their then holdings of shares on a fixed record date [subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements or having regard to any restrictions or obligations under the Laws of, or the requirements of any recognized regulatory body or stock exchange in, any territory applicable to the Company]; or (ii) any scrip dividend scheme or similar arrangements implemented in accordance with the Company's Bye-Laws; or iii) the exercise of options granted under any share option scheme or similar arrangement adopted
Issuer

adopted by the Company and not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue ; [Authority expires at the conclusion of the AGM of the Company to be held in 2008]

For	For
7. Approve, subject to the passing of Resolutions 5 and 6, to extend the general mandate granted to the Directors to allot, issue and deal with the shares pursuant to Resolution 5, by an amount representing the aggregate nominal amount of the share capital repurchased pursuant to Resolution 6, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing Resolution 6
Issuer

Company Name	Meeting Date	CUSIP	Ticker

TACK FAT GROUP INT	11/5/2007	6522917

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Appoint Messrs. NCN CPA Limited as the Auditors of the Company to fill the vacancy and to hold office until the conclusion of the next AGM of the Company and authorize the Board of Directors of the Company to fix their remuneration
Issuer
For	For	2.A. Re-elect Ms. Kwok Choi Ha as an Executive Director	Issuer
For	For	2.B. Re-elect Mr. Chow Kai Leung, Sandy as an Independent Non-Executive Director	Issuer
For	For	2.C. Re-elect Mr. Szeto Chak Wah, Michael as a Non-Executive Director	Issuer
For	For	2.D. Re-elect Mr. Lai Man Leung as an Independent Non-Executive Director	Issuer

Company Name	Meeting Date	CUSIP	Ticker

TACK FAT GROUP INT, GEORGETOWN	12/20/2007	6522917

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve and ratify the agreement dated 03 OCT 2007 [the Agreement] entered into among Newest Global Limited, the Company, Lung Investment Holding, LLC, Mudd [USA] LLC and Sino Legend Limited, in relation to the redemption of all the class A preferred shares held by Newest Global Limited by Sino Legend Limited pursuant to the terms and conditions of the Agreement and authorize the Directors of the Company to implement all transactions referred to in the Agreement and to do all such acts and things and execute all such documents, whether or not under the common seal of the Company, which in their opinion may be necessary, desirable or expedient to carry out or to give effect to Agreement and the arrangements contemplated thereunder
Issuer

Company Name	Meeting Date	CUSIP	Ticker

VTECH HOLDINGS	8/3/2007	6928560

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	None	1. Receive and approve the audited financial statements and the reports of the Directors and the Auditors for the YE 31 MAR 2007	Issuer
For	None	2. Declare a final dividend for the YE 31 MAR 2007	Issuer
For	None	3.A. Re-elect Mr. Edwin Ying Lin Kwan as a Director	Issuer
For	None	3.B. Re-elect Dr. Pang King Fai as a Director	Issuer
For	None	3.C. Re-elect Dr. Raymond Ch'ien Kuo Fung as a Director	Issuer
For	None	3.D. Re-elect Dr. William Fung Kwok Lun as a Director	Issuer
For	None
3.E. Approve to fix the remuneration of the Directors as totaling USD 140,000 and such that each Director is entitled to USD 20,000 per annum for the YE 31 MAR 2008 pro rata to their length of service during the year
Issuer
For	None	4. Re-appoint KPMG as the Auditors and authorize the Board of Directors to fix their remuneration	Issuer
For	None
5. Authorize the Directors of the Company, subject to this resolution, to repurchase ordinary shares of USD 0.05 each in the share capital of the Company on The Stock Exchange of Hong Kong Limited [Hong Kong Stock Exchange], subject to and in accordance with all applicable Laws and the provisions of, and in the manner specified in the Rules Governing the Listing of Securities on the Hong Kong Stock Exchange, provided that the aggregate nominal amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of the AGM at which this resolution is passed; and [Authority expires earlier at the conclusion of the AGM of the Company to be held in 2008]
Issuer
For	None
6. Authorize the Directors of the Company, subject to the provisions of this resolution, to allot, issue and deal with additional authorized and unissued shares in the capital of the Company and to make or grant offers, agreements and options, including warrants to subscribe for shares and other rights of subscription for or conversion into shares, which might require the exercise of such powers, pursuant to: i) a rights issue where shares are offered for a fixed period to shareholders in proportion to their then holdings of shares on a fixed record date [subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements or having regard to any restrictions or obligations under the Laws of, or the requirements of any recognized regulatory body or stock exchange in, any territory applicable to the Company]; or (ii) any scrip dividend scheme or similar arrangements implemented in accordance with the Company's Bye-Laws; or iii) the exercise of options granted under any share option scheme or similar
Issuer

arrangement adopted by the Company and not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue ; [Authority expires at the conclusion of the AGM of the Company to be held in 2008]

For	None
7. Approve, conditional upon the passing of Resolutions 5, to extend the general mandate granted to the Directors to allot, issue and deal with the shares pursuant to Resolution 6, by adding to the aggregate nominal amount share capital of the Company which may be allotted or agreed to be conditionally or unconditionally allotted by the Directors pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital repurchased by the Company under the authority granted pursuant to Resolution 5, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution
Issuer

Company Name	Meeting Date	CUSIP	Ticker

TENCENT HOLDINGS LTD	5/14/2008	B01CT30

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Receive and approve the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2007	Issuer
For	For	2 Declare a final dividend	Issuer
For	For	3.i.a Re-elect Mr. Antonie Andries Roux as Director	Issuer
For	For	3.i.b Re-elect Mr. Li Dong Sheng as Director	Issuer
For	For	3.ii Authorize the Board of Directors to fix the Directors' remuneration	Issuer
For	For	4 Re-appoint the Auditors and authorize the Board of Directors to fix their remuneration	Issuer
For	For
5 Authorize the Directors to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding the aggregate of 20% of the aggregate nominal amount of the issued share capital of the Company; otherwise than pursuant to i) a rights issue; or ii) any option scheme or similar arrangement for the time being adopted for the grant or issue to the officers and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or iii) any scrip dividend or similar arrangement; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by law]
Issuer
For	For
6 Authorize the Directors to purchase or otherwise acquire shares of HKD 0.0001 each in the capital of the Company during the relevant period, subject to and in accordance with all applicable laws and regulations of the rules governing the listing of securities on the Stock Exchange of Hong Kong Limited, not exceeding 10% of the aggregate nominal amount of the issued share capital; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by law]
Issuer
For	For
7 Approve, conditional upon the passing of Resolutions 5 and 6, to add the aggregate nominal amount of the share capital of the Company purchased by the Company pursuant to Resolution 6, to the aggregate nominal amount of the share capital of the Company that may be allotted pursuant to Resolution 5
Issuer

Company Name	Meeting Date	CUSIP	Ticker

WANT WANT HOLDINGS LTD	8/13/2007	6526469

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve that the voluntary delisting of the Company from the Official List of the Singapore Exchange Securities Trading Limited under Rule 1306 of the Listing Manual of the Singapore Exchange Securities Trading Limited [the Delisting Proposal], pursuant to which Want Want International Limited will make the Exit Offer [as specified] to the shareholders of the Company on the terms and conditions as specified; and authorize the Directors of the Company to complete and to do all such acts and things as they may consider necessary or expedient to give effect to the Delisting Proposal and/or this Resolution, with such modification thereto [if any] as they shall think fit in the interests of the Company
Issuer

Company Name	Meeting Date	CUSIP	Ticker

YANZHOU COAL MNG CO LTD	1/21/2008	6109893

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve and ratify the terms of the Acquisition Agreement entered into between Heze Neng Hua and the Parent Company for the Acquisition, and all the transactions contemplated therein; and approve the execution of the Acquisition Agreement by the Directors of the Company and authorize the Directors of the Company [or any one of them] to do all such acts and things, to sign and execute all such further documents and to take such steps as the Directors of the Company [or any one of them] may in their absolute discretion consider necessary, appropriate, desirable or expedient to give effect to or in connection with the Agreements or any of the transactions contemplated thereunder and all other matters thereto
Issuer
For	For	S.2 Amend Article 158 of the Company's Articles of Association as specified	Issuer

YANZHOU COAL MNG CO LTD	6/18/2008	6109893

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the working report of the Board of Directors of the Company [the Board] for the YE 31 DEC 2007	Issuer
For	For	2. Approve the working report of the Supervisory Committee of the Company for the YE 31 DEC 2007	Issuer
For	For	3. Approve the audited financial statements of the Company as at and for the YE 31 DEC 2007	Issuer
For	For
4. Approve the profit distribution plan [the cash dividend distribution plans] of the Company for the YE 31 DEC 2007 and authorize the Board to distribute such dividend to shareholders of the Company .
Issuer
For	For	5.1 Re-appoint Mr. Wang Xin as a Non-Worker Representative Executive Director of the 4th session of the Board for a term of 3 years, which will become effective upon the conclusion of the AGM	Issuer
For	For	5.2 Re-appoint Mr. Geng Jiahuai as a Non-Worker Representative Executive Director of the 4th session of the Board for a term of 3 years, which will become effective upon the conclusion of the AGM	Issuer
For	For	5.3 Re-appoint Mr. Yang Deyu as a Non-Worker Representative Executive Director of the 4th session of the Board for a term of 3 years, which will become effective upon the conclusion of the AGM	Issuer
For	For	5.4 Re-appoint Mr. Shi Xuerang as a Non-Worker Representative Executive Director of the 4th session of the Board for a term of 3 years, which will become effective upon the conclusion of the AGM	Issuer
For	For	5.5 Re-appoint Mr. Chen Changchun as a Non-Worker Representative Executive Director of the 4th session of the Board for a term of 3 years, which will become effective upon the conclusion of the AGM	Issuer
For	For	5.6 Re-appoint Mr. Wu Yuxiang as a Non-Worker Representative Executive Director of the 4th session of the Board for a term of 3 years, which will become effective upon the conclusion of the AGM	Issuer
For	For	5.7 Re-appoint Mr. Wang Xinkun as a Non-Worker Representative Executive Director of the 4th session of the Board for a term of 3 years, which will become effective upon the conclusion of the AGM	Issuer
For	For	5.8 Re-appoint Mr. Zhang Baocai as a Non-Worker Representative Executive Director of the 4th session of the Board for a term of 3 years, which will become effective upon the conclusion of the AGM	Issuer
For	For	6.I Re-appoint Mr. Pu Hongjiu as a Independent Non-Executive Director of the 4th session of the Board for a term of 3 years, which will become effective upon the conclusion of the AGM	Issuer
For	For	6.II Appoint Mr. Zhai Xigui as a Independent Non-Executive Director of the 4th session of the Board for a term of 3 years, which will become effective upon the conclusion of the AGM	Issuer
For	For	6.III Appoint Mr. Li Weian as a Independent Non-Executive Director of the 4th session of the Board for a term of 3 years, which will become effective upon the conclusion of the AGM	Issuer
For	For	6.IV Re-appoint Mr. Wang Junyan as a Independent Non-Executive Director of the 4th session of the Board for a term of 3 years, which will become effective upon the conclusion of the AGM	Issuer
For	For	7.I Re-appoint Mr. Song Guo as a Non-worker Representative Supervisors of the 4th session of the Supervisory Committee, which will become effective upon conclusion of the AGM	Issuer
For	For	7.II Re-appoint Mr. Zhou Shoucheng as a Non-Worker Representative Supervisors of the 4th session of the Supervisory Committee, which will become effective upon conclusion of the AGM	Issuer
For	For	7.III Appoint Mr. Zhang Shengdong as a Non-Worker Representative Supervisors of the 4th session of the Supervisory Committee, which will become effective upon conclusion of the AGM	Issuer
For	For	7.IV Appoint Ms. Zhen Ailan as a Non-Worker Representative Supervisors of the 4th session of the Supervisory Committee, which will become effective upon conclusion of the AGM	Issuer
For	For	8. Approve to determine the remuneration of the Directors and the Supervisors of the Company for the YE 31 DEC 2008	Issuer
For	For	9. Approve the Purchase of Liability Insurance for the Directors, Supervisors and Senior Officers	Issuer
For	For
10. Approve the appointments of Grant Thornton and Shine Wing Certified Public Accountants Limited as the Company's international and PRC Auditors for the year 2008, respectively, and an aggregate annual remuneration of RMB 6.96 million for the annual auditing and internal control evaluation auditing services, and authorize the Board to fix and pay their other service fees
Issuer
For	For
S.11 Approve, the unconditional general mandate granted to the Board to issue, allot and deal with additional H Shares in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the following terms during or after the end of the relevant period shall not exceed 20 % of the number of H Shares in issue as at the date of the this resolution; and the Board will only exercise its power under such mandate in accordance with the Company Law of the PRC and the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [as amended from time to time] and only if all necessary approvals from the China Securities Regulatory Commission and/or other relevant PRC government authorities are obtained; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of a 12-month period]; and contingent on the directors and authorize the Board to approve, execute and do or procure to be executed and done, all such documents, deeds and things as it may consider relevant in connection with the issue of such new shares including, but
Issuer

not limited to, determining the time and place of issue, making all necessary applications to the relevant authorities and entering into an underwriting agreement [or any other agreement], to determine the use of proceeds and to make all necessary filings and registrations with the relevant PRC, Hong Kong and other authorities, and to make such amendments to the Articles of Association as it thinks fit so as to reflect the increase in registered capital of the Company and to reflect the new share capital structure of the Company under the intended allotment and issue of the shares of the Company pursuant to this resolution

For	For
S.12 Authorize the Board to repurchase the issued H Shares of the Company on the Hong Kong Stock Exchange, subject to and in accordance with all applicable laws, rules and regulations and/or requirements of the governmental or regulatory body of securities in the PRC, the Hong Kong Stock Exchange or of any other governmental or regulatory body and the aggregate nominal value of H Shares of the Company authorized to be repurchased subject to the approval in this resolution during the relevant period shall not exceed 10% of the aggregate nominal value of the issued H Shares of the Company as at the date of the passing of this resolution; the passing of a special resolution with the same terms as the resolution set out in this resolution [except for this sub-paragraph at the AGM of the Company to be held on 27 JUN 2008 and the passing of a special resolution with the same terms as the resolution set out in this resolution [except for this sub-paragraph at a class meeting for the holders of H Shares and at a class meeting of the holders of Domestic Shares to be convened for such purpose; and the relevant PRC regulatory authorities
Issuer

as may be required by laws, rules and regulations of the PRC being obtained by the Company if appropriate; and the Company not being required by any of its creditors to repay or to provide guarantee in respect of any amount due to any of them [or if the Company is so required by any of its creditors, the Company having, in its absolute discretion, repaid or provided guarantee in respect of such amount] pursuant to the notification procedure as specified in Article 30 of the Articles of Association of the Company subject to the approval of all relevant PRC regulatory authorities for the repurchase of such H Shares being granted, to: amend the Articles of Association of the Company as it thinks fit so as to reduce the registered share capital of the Company and to reflect the new capital structure of the Company upon the repurchase of H Shares of the Company as contemplated in this resolution; and file the amended Articles of Association of the Company with the relevant governmental authorities of the PRC and Conditional upon: the special resolutions relating to the general mandate for the issue of additional H Shares; the special resolution for the grant of a general mandate to repurchase shares at the AGM and; the special resolutions as specified in the class meeting for the holders of H Shares and class meeting for the holders of Domestic Shareholders, respectively, being passed, the aggregate nominal amount of the H Shares of the Company which will be repurchased by the Company subject to the authority of the Directors granted under the special resolutions pursuant to the AGM and the class meetings shall be added to the aggregate nominal amount of share capital that may be allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to S.11 [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of a 12-month period]

Company Name	Meeting Date	CUSIP	Ticker

ZIJIN MINING GROUP CO LTD, FUJIAN	3/26/2008	6725299

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	S.1 Approve to extend the effective period of the shareholders' approval for the proposed A Share Issue until the expiration of a period of 12 months from the date of passing of this resolution	Issuer

Company Name	Meeting Date	CUSIP	Ticker

ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE	6/20/2008	6725299

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 Approve the report of the Board of Directors of the Company for 2007	Issuer
For	For	2 Approve the report of the Supervisory Committee of the Company for 2007	Issuer
For	For	3 Approve the consolidated audited financial statements and the Reports of the international and domestic Auditors of the Company for the YE 31 DEC 2007	Issuer
For	For
4.1 Approve the profit distribution proposal of the Company YE 31 DEC 2007: the Board of Directors of the Company proposed that for the future development purpose, the Company will not carry out any profit distribution and conversion of surplus reserve fund to issue new shares for year 2007
Issuer
For	Against	4.2 PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL: approve a dividend of RBM 0.9 (tax included) per 10 shares for year 2007	Security Holder
For	For	5 Approve the remuneration of the Directors, Supervisors and Senor Management for the YE 31 DEC 2007	Issuer
For	For
6 Approve the re-appointment of Ernst & Young and Ernst & Young Hua Ming as the Company's International and Domestic Auditors respectively for the year 2008, and to authorize the Board of Directors to determine their remuneration
Issuer
For	For	7.1 Approve the resignation of Mr. Ke Xiping as a Non-Executive Director of the Company	Issuer
For	For	7.2 Authorize one of the Executive Directors of the Company to sign the relevant documents regarding termination of service with Mr. Ke Xiping	Issuer
For	For	8.1 Elect Mr. Peng Jiaqing as a Non-Executive Director of the Company and his term will be effective from the date of passing of this resolution and expire on 17 AUG 2009	Issuer
For	For	8.2 Authorize one of the Executive Directors of the Company to sign the service agreement and/or other relevant documents with Mr. Peng Jiaqing	Issuer
For	For
S.9 Authorize the Board of Directors of the Company, Subject to the below limitations, a general unconditional mandate be and is hereby granted to the Board of Directors of the Company to exercise once or more than once during the Relevant Period [as defined below] all the powers of the Company to allot, issue, and dispose additional shares [either domestic shares or H shares]:[1] Except that the Board of Directors may during the Relevant Period make and grant offers, agreements and options which might require the exercise of the authority thereunder being allotted and issued after the expiry of the Relevant Period, this mandate will not be effective on the expiry of the Relevant Period; [2] The aggregate amount of the H shares and domestics shares to be allotted, issued and disposed or conditionally or unconditionally agreed to allotted, issued and disposed by the Board of Directors of the Company pursuant the authority granted shall not respectively exceed: [a] 20% of the aggregate amount of domestic shares as at the date of passing of this resolution; and [b] 20% of the aggregate amount of H shares as at the date of passing of this resolution,
Issuer

conditions [a] and [b] should base on the date of passing of this Resolution, and [3] The Board of Directors of the Company shall exercise the general mandate in accordance with the Company Law of the People's Republic of China, the Rules Governing the Listing securities on The Stock Exchange of Hong Kong Limited [in each case as amended from time to time], and the approval of China Securities Regulatory Commission and/or other relevant authorities; and for this resolution: Domestic Shares means the domestic invested shares of nominal value of RMB 0.10 each in the share capital of the Company, which are subscribed for and traded in Renminbi, H Shares means the overseas listed foreign invested shares of nominal value of RMB 0.10 each in the share capital of the Company, which are listed on the Stock Exchange of Hong Kong Ltd. and subscribed for and traded in Hong Kong dollars;[Authority expires at the earlier of the conclusion of the next AGM of the Company or 12 months from the date of the passing of this resolution]; [4] authorize the Board of Directors of the Company to issue new shares: [a] to approve, execute and make all documents, deeds and matters as it may consider necessary in connection therewith; [b] to make amendments to the Articles of Association of the Company as it thinks appropriate; and [c] to make all necessary filings and registrations with the relevant PRC, Hong Kong and/or other relevant authorities

Name of Fund:	Buffalo Mid Cap
Period:	July 1, 2007 - June 30, 2008

Company Name	Meeting Date	CUSIP	Ticker

A.G. EDWARDS, INC.	9/28/2007	281760108	AGE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED MAY 30, 2007, BY AND AMONG WACHOVIA CORPORATION ("WACHOVIA"), WHITE BIRD HOLDINGS, INC., A WHOLLY-OWNED SUBSIDIARY OF WACHOVIA, AND A.G. EDWARDS, INC.
Issuer
For	For
2. PROPOSAL TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING, INCLUDING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN THE EVEN THAT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING FOR THE FOREGOING PROPOSAL.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

ABERCROMBIE & FITCH CO.	6/11/2008	2896207	ANF

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		LAUREN J. BRISKY
For		ARCHIE M. GRIFFIN
For		ALLAN A. TUTTLE

For	For	2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer
For	Against	3. TO APPROVE THE STOCKHOLDER PROPOSAL DESCRIBED IN THE PROXY STATEMENT, IF THE PROPOSAL IS PROPERLY PRESENTED AT THE ANNUAL MEETING.	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

AKAMAI TECHNOLOGIES, INC.	5/20/2008	00971T101	AKAM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A ELECTION OF CLASS III DIRECTOR: DAVID W. KENNY	Issuer
For	For	1B ELECTION OF CLASS III DIRECTOR: PETER J. KIGHT	Issuer
Against	For	1C ELECTION OF CLASS III DIRECTOR: FREDERIC V. SALERNO	Issuer
For	For	2. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT AUDITORS OF AKAMAI TECHNOLOGIES, INC. FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

AMYLIN PHARMACEUTICALS, INC.	5/30/2008	32346108	AMLN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		ADRIAN ADAMS
For		STEVEN R. ALTMAN
For		TERESA BECK
For		DANIEL M. BRADBURY
For		JOSEPH C. COOK, JR.
For		KARIN EASTHAM
For		JAMES R. GAVIN III
For		GINGER L. GRAHAM
For		HOWARD E. GREENE, JR.
For		JAY S. SKYLER
For		JOSEPH P. SULLIVAN
For		JAMES N. WILSON

Against	For	2. TO APPROVE AN INCREASE OF 3,500,000 SHARES IN THE AGGREGATE NUMBER OF SHARES OF THE COMPANY'S COMMON STOCK AUTHORIZED FOR ISSUANCE UNDER THE COMPANY'S 2001 EQUITY INCENTIVE PLAN.	Issuer
For	For	3. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY OR ITS FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

AUTOLIV, INC.	5/6/2008	52800109	ALV

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JAN CARLSON
For		SUNE CARLSSON
For		WILLIAM E. JOHNSTON JR.
For		S. JAY STEWART

For	For	2. APPROVAL OF ERNST & YOUNG AB AS INDEPENDENT AUDITORS OF THE COMPANY.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BARNES & NOBLE, INC.	6/3/2008	67774109	BKS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		STEPHEN RIGGIO
For		GEORGE CAMPBELL, JR.
For		MARGARET T. MONACO
For		WILLIAM F. REILLY

For	For	2. RATIFICATION OF THE APPOINTMENT OF BDO SEIDMAN, LLP, AS THE INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS OF THE COMPANY FOR THE FISCAL YEAR ENDING JANUARY 31, 2009.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BARR PHARMACEUTICALS, INC.	5/15/2008	68306109	BRL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		BRUCE L. DOWNEY
Withheld		GEORGE P. STEPHAN
Withheld		HAROLD N. CHEFITZ
For		RICHARD R. FRANKOVIC
For		PETER R. SEAVER
For		JAMES S. GILMORE, III

For	For	2. TO RATIFY THE AUDIT COMMITTEE'S SELECTION OF THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDED DECEMBER 31, 2008.	Issuer
For	For	3. TO APPROVE THE COMPANY'S PROPOSAL TO AMEND THE CERTIFICATE OF INCORPORATION TO DELETE THE PLURALITY VOTING STANDARD FOR THE ELECTION OF DIRECTORS.	Issuer
For	For	4. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BRUNSWICK CORPORATION	5/7/2008	117043109	BC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		CAMBRIA W. DUNAWAY
For		DUSTAN E. MCCOY
For		RALPH C. STAYER

For	For	2. RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CAREER EDUCATION CORPORATION	5/13/2008	141665109	CECO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: DENNIS H. CHOOKASZIAN	Issuer
For	For	1B ELECTION OF DIRECTOR: DAVID W. DEVONSHIRE	Issuer
Against	For	1C ELECTION OF DIRECTOR: PATRICK W. GROSS	Issuer
For	For	1D ELECTION OF DIRECTOR: THOMAS B. LALLY	Issuer
For	For	1E ELECTION OF DIRECTOR: STEVEN H. LESNIK	Issuer
For	For	1F ELECTION OF DIRECTOR: GARY E. MCCULLOUGH	Issuer
For	For	1G ELECTION OF DIRECTOR: EDWARD A. SNYDER	Issuer
For	For	1H ELECTION OF DIRECTOR: LESLIE T. THORNTON	Issuer
Against	For	2. APPROVAL OF THE CAREER EDUCATION CORPORATION 2008 INCENTIVE COMPENSATION PLAN.	Issuer
For	For	3. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHARLES RIVER LABORATORIES INTL., INC.	5/8/2008	159864107	CRL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JAMES C. FOSTER
For		NANCY T. CHANG
For		STEPHEN D. CHUBB
For		GEORGE E. MASSARO
For		GEORGE M. MILNE, JR.
For		C. RICHARD REESE
For		DOUGLAS E. ROGERS
For		SAMUEL O. THIER
For		WILLIAM H. WALTRIP

For	For	2. PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 27, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHECKFREE CORPORATION SPECIAL MEETING	10/23/2007	162813109	CKFR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. ADOPTION OF THE AGREEMENT AND PLAN OF MERGER, DATED AS OF AUGUST 2, 2007, AMONG FISERV, INC., BRAVES ACQUISITION CORP. AND CHECKFREE CORPORATION, AS IT MAY BE AMENDED FROM TIME TO TIME.	Issuer
For	For
2. ADJOURNMENT OR POSTPONEMENT OF THE SPECIAL MEETING TO A LATER DATE OR TIME, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF SUCH ADJOURNMENT OR POSTPONEMENT TO APPROVE THE MERGER AGREEMENT.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHICO'S FAS, INC.	6/26/2008	168615102	CHS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JOHN W. BURDEN, III
For		DAVID F. WALKER
For		JOHN J. MAHONEY

For	For	2. PROPOSAL TO APPROVE AND RATIFY AMENDED AND RESTATED CHICO'S FAS, INC. 2002 OMNIBUS STOCK AND INCENTIVE PLAN	Issuer
For	For	3. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT PUBLIC ACCOUNTANTS	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CITRIX SYSTEMS, INC.	10/18/2007	177376100	CTXS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		STEPHEN M. DOW
For		GODFREY R. SULLIVAN
For		MARK B. TEMPLETON

Against	For	2. AMENDMENT TO THE 2005 EQUITY INCENTIVE PLAN.	Issuer
For	Against	3. DIRECTOR ELECTION MAJORITY VOTE STANDARD.	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

CITRIX SYSTEMS, INC.	5/30/2008	177376100	CTXS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: MURRAY J. DEMO	Issuer
For	For	1B ELECTION OF DIRECTOR: ASIFF S. HIRJI	Issuer
For	For	2. AMENDMENT TO THE 2005 EQUITY INCENTIVE PLAN.	Issuer
For	For	3. RATIFY ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

DEALERTRACK HOLDINGS, INC.	6/3/2008	242309102	TRAK

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		MARY CIRILLO-GOLDBERG
For		MARK F. O'NEIL

For	For	2. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS DEALERTRACK'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer
Against	For	3. TO AMEND AND RESTATE DEALERTRACK'S AMENDED AND RESTATED 2005 INCENTIVE AWARD PLAN.	Issuer
Against	For	4. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR ANY POSTPONEMENTS OR ADJOURNMENTS THEREOF.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

DENTSPLY INTERNATIONAL INC.	5/13/2008	249030107	XRAY

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		MICHAEL C. ALFANO
For		ERIC K. BRANDT
For		WILLIAM F. HECHT
For		FRANCIS J. LUNGER

For	For	2. PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP, INDEPENDENT ACCOUNTANTS, TO AUDIT THE BOOKS AND ACCOUNTS OF THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2008.	Issuer
Against	Against	3. PROPOSAL REQUESTING THE BOARD OF DIRECTORS TO ISSUE A SUSTAINABILITY REPORT TO STOCKHOLDERS BY SEPTEMBER 1, 2008.	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

DEVRY INC.	11/7/2007	251893103	DV

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		CONNIE R. CURRAN
For		DANIEL HAMBURGER
For		LYLE LOGAN
For		HAROLD T. SHAPIRO
Withheld		RONALD L. TAYLOR

Against	For	2. TO APPROVE AN AMENDMENT OF ARTICLE SEVENTH OF THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO CHANGE THE MAXIMUM NUMBER OF DIRECTORS THE COMPANY MAY HAVE.	Issuer
For	For	3. RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

ENDO PHARMACEUTICALS	6/26/2008	29264F205	ENDP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JOHN J. DELUCCA
For		DAVID P. HOLVECK
For		GEORGE F. HORNER, III
For		MICHAEL HYATT
For		ROGER H. KIMMEL
For		C.A. MEANWELL, MD. PHD.
For		JOSEPH C. SCODARI
For		WILLIAM F. SPENGLER

Against	For	2. TO AMEND THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUANCE.	Issuer
For	For	3. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY'S FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

F5 NETWORKS, INC.	3/11/2008	315616102	FFIV

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		GARY AMES
For		SCOTT THOMPSON

For	For	2. PROPOSAL TO RATIFY SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR FISCAL YEAR 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

FISERV, INC.	5/21/2008	337738108	FISV

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		D.F. DILLON
For		G.J. LEVY
For		D.J. O'LEARY
For		G.M. RENWICK
For		D.R. SIMONS
For		P.J. KIGHT

For	For	2. TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

GENTEX CORPORATION	5/15/2008	371901109	GNTX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		KENNETH LA GRAND
For		ARLYN LANTING
For		RANDE SOMMA

For	For	2. TO ACT UPON A PROPOSAL TO APPROVE THE FIRST AMENDMENT TO THE GENTEX CORPORATION SECOND RESTRICTED STOCK PLAN.	Issuer
For	For	3. RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S AUDITORS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

HEWITT ASSOCIATES, INC.	1/30/2008	42822Q100	HEW

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		RUSSELL P. FRADIN
For		CHERYL A. FRANCIS
For		ALEX J. MANDL
For		THOMAS J. NEFF

For	For	2. TO APPROVE THE AMENDED AND RESTATED GLOBAL STOCK AND INCENTIVE COMPENSATION PLAN.	Issuer
For	For	3. RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT PUBLIC ACCOUNTANTS.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

IMS HEALTH INCORPORATED	5/2/2008	449934108	RX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: DAVID R. CARLUCCI	Issuer
For	For	1B ELECTION OF DIRECTOR: CONSTANTINE L. CLEMENTE	Issuer
For	For	1C ELECTION OF DIRECTOR: KATHRYN E. GIUSTI	Issuer
For	For	1D ELECTION OF DIRECTOR: M. BERNARD PUCKETT	Issuer
For	For	2. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.	Issuer
For	For	3. APPROVAL OF THE AMENDMENTS TO THE RESTATED CERTIFICATE OF INCORPORATION TO DECLASSIFY THE BOARD OF DIRECTORS.	Issuer
For	For	4. REAPPROVAL OF THE BUSINESS CRITERIA USED FOR PERFORMANCE GOALS UNDER THE EXECUTIVE ANNUAL INCENTIVE PLAN.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

INTERACTIVE DATA CORPORATION	5/21/2008	45840J107	IDC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		STUART J. CLARK
Withheld		MYRA R. DRUCKER
For		WILLIAM T. ETHRIDGE
For		RONA A. FAIRHEAD
For		DONALD P. GREENBERG
For		CASPAR J.A. HOBBS
For		PHILIP J. HOFFMAN
For		ROBERT C. LAMB, JR.
For		CARL SPIELVOGEL

For	For	2. RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2008.	Issuer
For	For	3. APPROVE THE AMENDMENTS TO OUR 2000 LONG-TERM INCENTIVE PLAN.	Issuer
Against	For	4 APPROVE OUR EXECUTIVE INCENTIVE PLAN.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

IRON MOUNTAIN INCORPORATED	5/5/2008	462846106	ESI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		CLARKE H. BAILEY
For		CONSTANTIN R. BODEN
For		ROBERT T. BRENNAN
For		KENT P. DAUTEN
For		MICHAEL LAMACH
For		ARTHUR D. LITTLE
For		C. RICHARD REESE
For		VINCENT J. RYAN
For		LAURIE A. TUCKER

For	For
2. THE APPROVAL OF AN AMENDMENT TO THE IRON MOUNTAIN INCORPORATED 2002 STOCK INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUANCE THEREUNDER BY 7,500,000 FROM 12,528,815 TO 20,028,815 AND EXTEND THE TERMINATION DATE THEREUNDER FROM MARCH 31, 2012 TO MARCH 31, 2018.
Issuer
For	For
3. THE APPROVAL OF AN AMENDMENT TO THE IRON MOUNTAIN INCORPORATED 2006 SENIOR EXECUTIVE INCENTIVE PROGRAM TO MODIFY THE DEFINITION OF PARTICIPANT, INCREASE THE MAXIMUM COMPENSATION PAYABLE THEREUNDER AND MODIFY AND RE-APPROVE THE PAYMENT CRITERIA THEREUNDER.
Issuer
For	For	4. THE APPROVAL OF AN AMENDMENT TO THE IRON MOUNTAIN INCORPORATED 2003 SENIOR EXECUTIVE INCENTIVE PROGRAM TO MODIFY AND RE-APPROVE THE PAYMENT CRITERIA THEREUNDER.	Issuer
For	For	5. THE RATIFICATION OF THE SELECTION BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

ITT EDUCATIONAL SERVICES, INC.	5/6/2008	45068B109	ESI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JOHN E. DEAN
For		JAMES D. FOWLER, JR.
For		VIN WEBER

For	For	2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP TO SERVE AS ITT/ESI'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

JABIL CIRCUIT, INC.	8/2/2007	466313103	LM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		LAURENCE S. GRAFSTEIN
For		MEL S. LAVITT
For		TIMOTHY L. MAIN
For		WILLIAM D. MOREAN
For		LAWRENCE J. MURPHY
For		FRANK A. NEWMAN
For		STEVEN A. RAYMUND
For		THOMAS A. SANSONE
For		KATHLEEN A. WALTERS

Against	For	2. TO APPROVE AN AMENDMENT TO INCREASE THE SIZE OF JABIL CIRCUIT, INC. 2002 STOCK INCENTIVE PLAN BY 3,000,000 SHARES.	Issuer
For	For	3. TO RATIFY THE APPOINTMENT OF KPMG LLP AS JABIL'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANT FOR THE FISCAL YEAR ENDING AUGUST 31, 2007.	Issuer
Against	For	4. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR ANY ADJOURNMENT THEREOF.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

JABIL CIRCUIT, INC.	1/17/2008	466313103	LM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		LAURENCE S. GRAFSTEIN
For		MEL S. LAVITT
For		TIMOTHY L. MAIN
For		WILLIAM D. MOREAN
For		LAWRENCE J. MURPHY
For		FRANK A. NEWMAN
For		STEVEN A. RAYMUND
For		THOMAS A. SANSONE
For		KATHLEEN A. WALTERS

Against	For	2. TO APPROVE AN AMENDMENT TO INCREASE THE SIZE OF JABIL CIRCUIT, INC. 2002 STOCK INCENTIVE PLAN BY 2,500,000 SHARES.	Issuer
For	For	3. TO RATIFY THE APPOINTMENT OF KPMG LLP AS JABIL'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANT FOR THE FISCAL YEAR ENDING AUGUST 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

JANUS CAPITAL GROUP INC.	5/1/2008	47102X105	JNS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. ELECTION OF DIRECTOR: PAUL F. BALSER	Issuer
For	For	2. ELECTION OF DIRECTOR: GARY D. BLACK	Issuer
For	For	3. ELECTION OF DIRECTOR: JEFFREY J. DIERMEIER	Issuer
For	For	4. ELECTION OF DIRECTOR: GLENN S. SCHAFER	Issuer
For	For	5. ELECTION OF DIRECTOR: ROBERT SKIDELSKY	Issuer
For	For	6. RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR	Issuer
For	For	7. APPROVE THE 2008 MANAGEMENT INCENTIVE COMPENSATION PLAN	Issuer

Company Name	Meeting Date	CUSIP	Ticker

KLA-TENCOR CORP.	11/15/2007	482480100	KLAC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		EDWARD W. BARNHOLT
For		STEPHEN P. KAUFMAN
For		RICHARD P. WALLACE

Against	For
2. TO APPROVE AN AMENDMENT TO THE 2004 EQUITY INCENTIVE PLAN ("2004 EQUITY PLAN") TO A) INCREASE THE NUMBER OF SHARES RESERVED FOR ISSUANCE UNDER THE 2004 EQUITY PLAN BY 8,500,000 SHARES, B) EXPAND AND REAPPROVE THE LIST OF CORPORATE PERFORMANCE GOALS TO WHICH THE VESTING OF CERTAIN AWARDS MADE UNDER THE PLAN MAY BE TIED, AND C) EFFECT A SERIES OF TECHNICAL REVISIONS TO THE PLAN.
Issuer
For	For	3. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

LAMAR ADVERTISING COMPANY	5/22/2008	512815101	LAMR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JOHN MAXWELL HAMILTON
For		ROBERT M. JELENIC
For		JOHN E. KOERNER, III
For		STEPHEN P. MUMBLOW
For		THOMAS V. REIFENHEISER
For		ANNA REILLY
For		KEVIN P. REILLY, JR.
For		WENDELL REILLY

For	For	2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2008 FISCAL YEAR.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

LEGG MASON, INC.	7/19/2007	524901105	LM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		HAROLD L. ADAMS
For		RAYMOND A. MASON
For		MARGARET M. RICHARDSON
For		KURT L. SCHMOKE
For		ROBERT E. ANGELICA

For	For	2. AMENDMENT OF THE LEGG MASON, INC. 1996 EQUITY INCENTIVE PLAN.	Issuer
For	For	3. AMENDMENT OF THE LEGG MASON, INC. NON-EMPLOYEE DIRECTOR EQUITY PLAN.	Issuer
For	For	4. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer
Against	Against	5. STOCKHOLDER PROPOSAL RELATING TO AN INDEPENDENT DIRECTOR SERVING AS THE CHAIRMAN OF THE BOARD.	Against

Company Name	Meeting Date	CUSIP	Ticker

LIFE TIME FITNESS, INC.	4/24/2008	53217R207	LTM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		BAHRAM AKRADI
Withheld		GILES H. BATEMAN
For		JAMES F. HALPIN
For		GUY C. JACKSON
For		JOHN B. RICHARDS
For		STEPHEN R. SEFTON
For		JOSEPH H. VASSALLUZZO

For	For	2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer
For	For	3. APPROVE THE LIFE TIME FITNESS, INC. EXECUTIVE CASH BONUS PLAN.	Issuer
For	For	4. APPROVE THE AMENDMENT AND RESTATEMENT OF THE LIFE TIME FITNESS, INC. 2004 LONG-TERM INCENTIVE PLAN.	Issuer

MEDICIS PHARMACEUTICAL CORPORATION	5/20/2008	584690309	MRX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: SPENCER DAVIDSON	Issuer
For	For	1B ELECTION OF DIRECTOR: STUART DIAMOND	Issuer
For	For	1C ELECTION OF DIRECTOR: PETER S. KNIGHT, ESQ.	Issuer
For	For	2. RATIFICATION FOR THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF MEDICIS FOR FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer
Abstain	For	3. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MOHAWK INDUSTRIES, INC.	5/14/2008	608190104	MHK

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		MR. FIEDLER
For		MR. LORBERBAUM
For		MR. POKELWALDT

Company Name	Meeting Date	CUSIP	Ticker

MONSTER WORLDWIDE, INC.	5/5/2008	611742107	MNST

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		SALVATORE IANNUZZI
For		ROBERT J. CHRENC
For		JOHN GAULDING
For		E.P. GIAMBASTIANI, JR.
For		RONALD J. KRAMER
For		DAVID A. STEIN
For		TIMOTHY T. YATES

For	For	2. APPROVAL OF THE MONSTER WORLDWIDE, INC. 2008 EQUITY INCENTIVE PLAN	Issuer
Against	For	3. APPROVAL OF THE MONSTER WORLDWIDE, INC. EXECUTIVE INCENTIVE PLAN	Issuer
For	For	4. RATIFICATION OF THE APPOINTMENT OF BDO SEIDMAN, LLP AS MONSTER WORLDWIDE, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MORNINGSTAR, INC.	5/20/2008	617700109	MORN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JOE MANSUETO
For		DON PHILLIPS
For		CHERYL FRANCIS
For		STEVE KAPLAN
For		BILL LYONS
For		JACK NOONAN
For		FRANK PTAK
For		PAUL STURM

For	For	2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS MORNINGSTAR'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

NATIONAL SEMICONDUCTOR CORPORATION	9/28/2007	637640103	NSM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A. ELECTION OF DIRECTOR: BRIAN L. HALLA	Issuer
For	For	1B. ELECTION OF DIRECTOR: STEVEN R. APPLETON	Issuer
For	For	1C. ELECTION OF DIRECTOR: GARY P. ARNOLD	Issuer
For	For	1D. ELECTION OF DIRECTOR: RICHARD J. DANZIG	Issuer
For	For	1E. ELECTION OF DIRECTOR: JOHN T. DICKSON	Issuer
For	For	1F. ELECTION OF DIRECTOR: ROBERT J. FRANKENBERG	Issuer
For	For	1G. ELECTION OF DIRECTOR: E. FLOYD KVAMME	Issuer
For	For	1H. ELECTION OF DIRECTOR: MODESTO A. MAIDQUE	Issuer
For	For	1I. ELECTION OF DIRECTOR: EDWARD R. MCCRACKEN	Issuer
For	For	2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY.	Issuer
For	For	3. APPROVAL OF THE ADOPTION OF THE 2007 EMPLOYEES EQUITY PLAN.	Issuer
For	For	4. APPROVAL OF THE 2005 EXECUTIVE OFFICER EQUITY PLAN, AS AMENDED.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

NEUSTAR, INC.	6/25/2008	64126X201	NSR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JAMES G. CULLEN
For		JOEL P. FRIEDMAN
For		KENNETH A. PICKAR

For	For	2. RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

PETSMART, INC.	5/18/2008	716768106	PETM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: LAWRENCE A. DEL SANTO	Issuer
For	For	1B ELECTION OF DIRECTOR: PHILIP L. FRANCIS	Issuer
For	For	1C ELECTION OF DIRECTOR: GREGORY P. JOSEFOWICZ	Issuer
For	For	1D ELECTION OF DIRECTOR: RICHARD K. LOCHRIDGE	Issuer
For	For	2. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR 2008 FISCAL YEAR, ENDING FEBRUARY 1, 2009.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

PHARMACEUTICAL PRODUCT DEVELOPMENT, INC.	5/21/2008	717124101	PPDI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		STUART BONDURANT, M.D.
For		F.N. ESHELMAN, PHARM.D.
For		FREDERICK FRANK
For		GENERAL DAVID L. GRANGE
For		CATHERINE M. KLEMA
For		TERRY MAGNUSON, PH.D.
For		ERNEST MARIO, PH.D.
For		JOHN A. MCNEILL, JR.

For	For	2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2008.	Issuer
Abstain	For	3. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

POLO RALPH LAUREN CORPORATION	8/9/2007	731572103	RL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		FRANK A. BENNACK, JR.
For		JOEL L. FLEISHMAN

For	For	2. APPROVAL OF THE AMENDMENT TO THE EXECUTIVE OFFICER ANNUAL INCENTIVE PLAN.	Issuer
For	For	3. RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS TO SERVE FOR THE FISCAL YEAR ENDING MARCH 29, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

QIAGEN N.V.	7/20/2007	N72482107	QGEN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. PROPOSAL TO APPROVE THE ACQUISITION OF DIGENE CORPORATION.	Issuer
For	For	2. PROPOSAL TO APPROVE AN AMENDMENT OF THE ARTICLES OF ASSOCIATION OF THE COMPANY.	Issuer
For	For
3. TO AUTHORIZE THE BOARD FOR A PERIOD OF FIVE YEARS, TO ISSUE ORDINARY AND FINANCING PREFERENCE SHARES OR RIGHTS TO SUBSCRIBE IN THE CAPITAL OF THE COMPANY, ALL AS FOR FULLY DESCRIBED IN THE PROXY STATEMENT.
Issuer
For	For	4. TO AUTHORIZE THE BOARD FOR A PERIOD OF FIVE YEARS, TO RESTRICT OR EXCLUDE THE PRE-EMPTION RIGHTS ACCRUING TO THE COMPANY'S SHAREHOLDERS FOR UP TO A MAXIMUM OF 50% OF THE NUMBER OF ORDINARY SHARES.	Issuer
For	For
5. TO AUTHORIZE THE BOARD FOR A PERIOD OF FIVE YEARS, TO ISSUE PREFERENCE SHARES OR RIGHTS TO SUBSCRIBE FOR PREFERENCE SHARES IN THE CAPITAL OF THE COMPANY, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATMENT.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

QIAGEN N.V.	6/26/2008	N72482107	QGEN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 PROPOSAL TO ADOPT THE ANNUAL ACCOUNTS FOR THE YEAR ENDED DECEMBER 31, 2007 ("FISCAL YEAR 2007").	Issuer
For	For	2 PROPOSAL TO APPROVE THE PERFORMANCE OF THE MANAGING BOARD DURING FISCAL YEAR 2007, INCLUDING A DISCHARGE FROM LIABILITY WITH RESPECT TO THE EXERCISE OF THEIR DUTIES DURING FISCAL YEAR 2007.	Issuer
For	For	3 PROPOSAL TO APPROVE THE PERFORMANCE OF THE SUPERVISORY BOARD DURING FISCAL YEAR 2007, INCLUDING A DISCHARGE FROM LIABILITY.	Issuer
For	For	4 TO REAPPOINT SIX SUPERVISORY DIRECTORS OF THE COMPANY FOR A TERM ENDING ON THE DATE OF THE ANNUAL GENERAL MEETING IN 2009.	Issuer
For	For	5 PROPOSAL TO REAPPOINT FOUR MANAGING DIRECTORS OF THE COMPANY FOR A TERM ENDING ON THE DATE OF THE ANNUAL GENERAL MEETING IN 2009.	Issuer
For	For	6 TO APPROVE THE CASH REMUNERATION OF THE SUPERVISORY BOARD.	Issuer
For	For	7 PROPOSAL TO REAPPOINT ERNST & YOUNG ACCOUNTANTS AS AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer
For	For	8 TO AUTHORIZE THE MANAGING BOARD, UNTIL DECEMBER 26, 2009, TO ACQUIRE SHARES IN THE COMPANY'S OWN SHARE CAPITAL.	Issuer
For	For	9 PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S ARTICLES OF ASSOCIATION.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

RED HAT, INC.	8/16/2007	756577102	GYI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		GENERAL H. HUGH SHELTON
For		MATTHEW J. SZULIK

For	For	2. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING FEBRUARY 29, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

ROYAL CARIBBEAN CRUISES LTD.	5/13/2008	V7780T103	RCL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		LAURA D.S. LAVIADA
For		EYAL OFER
Withheld		WILLIAM K. REILLY
For		A. ALEXANDER WILHELMSEN

Against	For	2. APPROVAL OF ROYAL CARIBBEAN CRUISES LTD. 2008 EQUITY PLAN.	Issuer
For	For	3. RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM FOR 2008.	Issuer
Against	Against	4. THE SHAREHOLDER PROPOSAL SET FORTH IN THE ACCOMPANYING PROXY STATEMENT.	Security Deposit

Company Name	Meeting Date	CUSIP	Ticker

SANDISK CORPORATION	5/28/2008	80004C101	SNDK

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: DR. ELI HARARI	Issuer
For	For	1B ELECTION OF DIRECTOR: IRWIN FEDERMAN	Issuer
For	For	1C ELECTION OF DIRECTOR: STEVEN J. GOMO	Issuer
For	For	1D ELECTION OF DIRECTOR: EDDY W. HARTENSTEIN	Issuer
For	For	1E ELECTION OF DIRECTOR: CATHERINE P. LEGO	Issuer
For	For	1F ELECTION OF DIRECTOR: MICHAEL E. MARKS	Issuer
For	For	1G ELECTION OF DIRECTOR: DR. JAMES D. MEINDL	Issuer
For	For	2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 28, 2008.	Issuer
For	Against	3. TO CONSIDER A STOCKHOLDER PROPOSAL REGARDING MAJORITY VOTING FOR DIRECTORS OF THE COMPANY.	Security Holder

SIGMA-ALDRICH CORPORATION	5/6/2008	826552101	SIAL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		REBECCA M. BERGMAN
Withheld		DAVID R. HARVEY
Withheld		W. LEE MCCOLLUM
For		JAI P. NAGARKATTI
For		AVI M. NASH
For		STEVEN M. PAUL
For		J. PEDRO REINHARD
For		TIMOTHY R.G. SEAR
For		D. DEAN SPATZ
For		BARRETT A. TOAN

For	For	2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANT FOR 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

T. ROWE PRICE GROUP, INC.	4/10/2008	74144T108	TROW

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: EDWARD C. BERNARD	Issuer
For	For	1B ELECTION OF DIRECTOR: JAMES T. BRADY	Issuer
For	For	1C ELECTION OF DIRECTOR: J. ALFRED BROADDUS, JR.	Issuer
For	For	1D ELECTION OF DIRECTOR: DONALD B. HEBB, JR.	Issuer
For	For	1E ELECTION OF DIRECTOR: JAMES A.C. KENNEDY	Issuer
For	For	1F ELECTION OF DIRECTOR: BRIAN C. ROGERS	Issuer
For	For	1G ELECTION OF DIRECTOR: DR. ALFRED SOMMER	Issuer
For	For	1H ELECTION OF DIRECTOR: DWIGHT S. TAYLOR	Issuer
For	For	1I ELECTION OF DIRECTOR: ANNE MARIE WHITTEMORE	Issuer
For	For	2. APPROVAL OF THE PROPOSED CHARTER AMENDMENT TO INCREASE AUTHORIZED COMMON STOCK	Issuer
For	For	3. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008	Issuer
For	For	4. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AND FURTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS AND POSTPONEMENTS THEREOF	Issuer

Company Name	Meeting Date	CUSIP	Ticker

TIFFANY & CO.	5/15/2008	886547108	TIF

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: MICHAEL J. KOWALSKI	Issuer
For	For	1B ELECTION OF DIRECTOR: ROSE MARIE BRAVO	Issuer
For	For	1C ELECTION OF DIRECTOR: GARY E. COSTLEY	Issuer
For	For	1D ELECTION OF DIRECTOR: LAWRENCE K. FISH	Issuer
For	For	1E ELECTION OF DIRECTOR: ABBY F. KOHNSTAMM	Issuer
For	For	1F ELECTION OF DIRECTOR: CHARLES K. MARQUIS	Issuer
For	For	1G ELECTION OF DIRECTOR: PETER W. MAY	Issuer
For	For	1H ELECTION OF DIRECTOR: J. THOMAS PRESBY	Issuer
For	For	1I ELECTION OF DIRECTOR: WILLIAM A. SHUTZER	Issuer
For	For	2. RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.	Issuer
For	For	3. APPROVAL OF THE TIFFANY & CO. 2008 DIRECTORS EQUITY COMPENSATION PLAN.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

URBAN OUTFITTERS, INC.	5/20/2008	917047102	URBN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		RICHARD A. HAYNE
For		SCOTT A. BELAIR
For		HARRY S. CHERKEN, JR.
For		JOEL S. LAWSON III
For		ROBERT H. STROUSE
For		GLEN T. SENK

For	For	2. TO APPROVE THE URBAN OUTFITTERS 2008 STOCK INCENTIVE PLAN.	Issuer
Against	Against	3. TO CONSIDER A SHAREHOLDER PROPOSAL.	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

WHOLE FOODS MARKET, INC.	3/10/2008	966837106	WFMI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		DR. JOHN B. ELSTROTT
For		GABRIELLE E. GREENE
For		HASS HASSAN
For		JOHN P. MACKEY
For		MORRIS J. SIEGEL
For		DR. RALPH Z. SORENSON

For	For	2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG, LLP AS INDEPENDENT PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2008.	Issuer
For	Against	3. SHAREHOLDER PROPOSAL REGARDING THE FUTURE ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS BY A MAJORITY VOTE.	Security Holder
Against	Against	4. SHAREHOLDER PROPOSAL REGARDING SEPARATING THE ROLES OF COMPANY CHAIRMAN OF THE BOARD AND CEO.	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

WILLIAMS-SONOMA, INC.	6/11/2008	969904101	WSM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		W. HOWARD LESTER
For		ADRIAN D.P. BELLAMY
For		PATRICK J. CONNOLLY
For		ADRIAN T. DILLON
For		ANTHONY A. GREENER
For		TED W. HALL
For		MICHAEL R. LYNCH
For		RICHARD T. ROBERTSON
For		DAVID B. ZENOFF

For	For	2. RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING FEBRUARY 1, 2009.	Issuer
For	For	3. APPROVAL OF THE EQUITY AWARD EXCHANGE PROGRAM.	Issuer

Name of Fund: Buffalo Science & Technology
Period: July 1, 2007 - June 30, 2008

Company Name	Meeting Date	CUSIP	Ticker

ADTRAN INC	4/7/2008	00738A106	ADTN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		THOMAS R. STANTON
For		H. FENWICK HUSS
For		ROSS K. IRELAND
For		WILLIAM L. MARKS
For		JAMES E. MATTHEWS
For		BALAN NAIR
For		ROY J. NICHOLS

For	For	2. RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ADTRAN FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

AKAMAI TECHNOLOGIES, INC.	5/20/2008	00971T101	AKAM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For	For	1A ELECTION OF CLASS III DIRECTOR: DAVID W. KENNY	Issuer
For	For	1B ELECTION OF CLASS III DIRECTOR: PETER J. KIGHT	Issuer
Against	For	1C ELECTION OF CLASS III DIRECTOR: FREDERIC V. SALERNO	Issuer
For	For	2. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT AUDITORS OF AKAMAI TECHNOLOGIES, INC. FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

ALIGN TECHNOLOGY, INC.	5/15/2008	16255101	ALGN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		DAVID E. COLLINS
For		JOSEPH LACOB
For		C. RAYMOND LARKIN, JR.
For		GEORGE J. MORROW
For		THOMAS M. PRESCOTT
For		GREG J. SANTORA
For		WARREN S. THALER

For	For	2. PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS ALIGN TECHNOLOGY, INC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

AMN HEALTHCARE SERVICES, INC.	4/9/2008	1744101	AHS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		SUSAN R. NOWAKOWSKI
For		R. JEFFREY HARRIS
For		WILLIAM F. MILLER III
For		HALA G. MODDELMOG
For		ANDREW M. STERN
For		PAUL E. WEAVER
For		DOUGLAS D. WHEAT

Against	For	2. REAPPROVAL OF THE SENIOR MANAGEMENT INCENTIVE BONUS PLAN, AS AMENDED.	Issuer
For	For	3. RATIFICATION OF THE SELECTION OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

AMYLIN PHARMACEUTICALS, INC.	5/30/2008	32346108	AMLN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		ADRIAN ADAMS
For		STEVEN R. ALTMAN
For		TERESA BECK
For		DANIEL M. BRADBURY
For		JOSEPH C. COOK, JR.
For		KARIN EASTHAM
For		JAMES R. GAVIN III
For		GINGER L. GRAHAM
For		HOWARD E. GREENE, JR.
For		JAY S. SKYLER
For		JOSEPH P. SULLIVAN
For		JAMES N. WILSON

Against	For	2. TO APPROVE AN INCREASE OF 3,500,000 SHARES IN THE AGGREGATE NUMBER OF SHARES OF THE COMPANY'S COMMON STOCK AUTHORIZED FOR ISSUANCE UNDER THE COMPANY'S 2001 EQUITY INCENTIVE PLAN.	Issuer
For	For	3. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY OR ITS FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

APPLIED MATERIALS, INC.	3/11/2008	38222105	AMAT

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		ROBERT H. BRUST
For		DEBORAH A. COLEMAN
For		AART J. DE GEUS
For		PHILIP V. GERDINE
For		THOMAS J. IANNOTTI
For		CHARLES Y.S. LIU
For		JAMES C. MORGAN
For		GERHARD H. PARKER
For		DENNIS D. POWELL
For		WILLEM P. ROELANDTS
For		MICHAEL R. SPLINTER

For	For	2. TO RATIFY THE APPOINTMENT OF KPMG LLP AS APPLIED MATERIALS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

ATHENAHEALTH INC	6/12/2008	04685W103	ATHN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JONATHAN BUSH
For		BRANDON H. HULL
For		BRYAN E. ROBERTS

For	For	2. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BARR PHARMACEUTICALS, INC.	5/15/2008	68306109	BRL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		BRUCE L. DOWNEY
Withheld		GEORGE P. STEPHAN
Withheld		HAROLD N. CHEFITZ
For		RICHARD R. FRANKOVIC
For		PETER R. SEAVER
For		JAMES S. GILMORE, III

For	For	2. TO RATIFY THE AUDIT COMMITTEE'S SELECTION OF THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDED DECEMBER 31, 2008.	Issuer
For	For	3. TO APPROVE THE COMPANY'S PROPOSAL TO AMEND THE CERTIFICATE OF INCORPORATION TO DELETE THE PLURALITY VOTING STANDARD FOR THE ELECTION OF DIRECTORS.	Issuer
For	For	4. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BROADCOM CORPORATION	6/19/2008	111320107	BRCM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

Withheld		GEORGE L. FARINSKY
For		NANCY H. HANDEL
For		EDDY W. HARTENSTEIN
For		JOHN E. MAJOR
For		SCOTT A. MCGREGOR
Withheld		ALAN E. ROSS
For		HENRY SAMUELI, PH.D.
For		ROBERT E. SWITZ

For	For	2. TO APPROVE AN AMENDMENT AND RESTATEMENT OF BROADCOM'S 1998 STOCK INCENTIVE PLAN, AS PREVIOUSLY AMENDED AND RESTATED, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Issuer
Against	For	3. TO APPROVE AN AMENDMENT AND RESTATEMENT OF BROADCOM'S 1998 EMPLOYEE STOCK PURCHASE PLAN, AS PREVIOUSLY AMENDED AND RESTATED, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Issuer
For	For	4. TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CABOT MICROELECTRONICS CORPORATION	3/4/2008	12709P103	CCMP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		ROBERT J. BIRGENEAU
For		STEVEN V. WILKINSON
For		BAILING XIA

For	For	2. APPROVAL OF 500,000 ADDITIONAL SHARES FOR THE CABOT MICROELECTRONICS CORPORATION EMPLOYEE STOCK PURCHASE PLAN.	Issuer
For	For	3. RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR FISCAL YEAR 2008	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHARLES RIVER LABORATORIES INTL., INC.	5/8/2008	159864107	CRL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JAMES C. FOSTER
For		NANCY T. CHANG
For		STEPHEN D. CHUBB
For		GEORGE E. MASSARO
For		GEORGE M. MILNE, JR.
For		C. RICHARD REESE
For		DOUGLAS E. ROGERS
For		SAMUEL O. THIER
For		WILLIAM H. WALTRIP

For	For	2. PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 27, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CHECKFREE CORPORATION SPECIAL MEETING	10/23/2007	162813109	CKFR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. ADOPTION OF THE AGREEMENT AND PLAN OF MERGER, DATED AS OF AUGUST 2, 2007, AMONG FISERV, INC., BRAVES ACQUISITION CORP. AND CHECKFREE CORPORATION, AS IT MAY BE AMENDED FROM TIME TO TIME.	Issuer
For	For
2. ADJOURNMENT OR POSTPONEMENT OF THE SPECIAL MEETING TO A LATER DATE OR TIME, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF SUCH ADJOURNMENT OR POSTPONEMENT TO APPROVE THE MERGER AGREEMENT.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CISCO SYSTEMS, INC.	11/15/2007	17275R102	CSCO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		CAROL A. BARTZ
For		M. MICHELE BURNS
For		MICHAEL D. CAPELLAS
For		LARRY R. CARTER
For		JOHN T. CHAMBERS
For		BRIAN L. HALLA
For		DR. JOHN L. HENNESSY
For		RICHARD M. KOVACEVICH
For		RODERICK C. MCGEARY
For		MICHAEL K. POWELL
For		STEVEN M. WEST
For		JERRY YANG

For	For	2. TO APPROVE THE AMENDMENT AND EXTENSION OF THE 2005 STOCK INCENTIVE PLAN.	Issuer
For	For	3. TO APPROVE THE EXECUTIVE INCENTIVE PLAN WITH RESPECT TO CURRENT AND FUTURE COVERED EMPLOYEES AND EXECUTIVE OFFICERS.	Issuer
For	For	4. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS CISCO'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JULY 26, 2008.	Issuer
Against	Against	5. PROPOSAL SUBMITTED BY SHAREHOLDERS REQUESTING THE BOARD TO ESTABLISH A BOARD COMMITTEE ON HUMAN RIGHTS.	Security Holder
For	Against	6. PROPOSAL SUBMITTED BY A SHAREHOLDER REQUESTING THAT THE BOARD ESTABLISH A PAY-FOR-SUPERIOR-PERFORMANCE STANDARD IN THE COMPANY'S EXECUTIVE COMPENSATION PLAN FOR SENIOR EXECUTIVES.	Security Holder
Against	Against
7. PROPOSAL SUBMITTED BY SHAREHOLDERS REQUESTING THE BOARD TO ADOPT A POLICY THAT SHAREHOLDERS BE GIVEN THE OPPORTUNITY AT EACH ANNUAL MEETING OF SHAREHOLDERS TO VOTE ON AN ADVISORY RESOLUTION TO RATIFY THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.
Security Holder
Against	Against
8. PROPOSAL SUBMITTED BY SHAREHOLDERS REQUESTING THE BOARD TO PUBLISH A REPORT TO SHAREHOLDERS WITHIN SIX MONTHS PROVIDING A SUMMARIZED LISTING AND ASSESSMENT OF CONCRETE STEPS CISCO COULD REASONABLY TAKE TO REDUCE THE LIKELIHOOD THAT ITS BUSINESS PRACTICES MIGHT ENABLE OR ENCOURAGE THE VIOLATION OF HUMAN RIGHTS, AS SET FORTH IN THE ACCOMPANYING PROXY STATEMENT.
Security Holder

Company Name	Meeting Date	CUSIP	Ticker

CITRIX SYSTEMS, INC.	10/18/2007	177376100	CTXS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		STEPHEN M. DOW
For		GODFREY R. SULLIVAN
For		MARK B. TEMPLETON

Against	For	2. AMENDMENT TO THE 2005 EQUITY INCENTIVE PLAN.	Issuer
For	Against	3. DIRECTOR ELECTION MAJORITY VOTE STANDARD.	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

CITRIX SYSTEMS, INC.	5/30/2008	177376100	CTXS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: MURRAY J. DEMO	Issuer
For	For	1B ELECTION OF DIRECTOR: ASIFF S. HIRJI	Issuer
For	For	2. AMENDMENT TO THE 2005 EQUITY INCENTIVE PLAN.	Issuer
For	For	3. RATIFY ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CORNING INCORPORATED	4/24/2008	219350105	GLW

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JOHN SEELY BROWN
For		GORDON GUND
For		KURT M. LANDGRAF
For		H. ONNO RUDING

For	For	2. APPROVE THE AMENDMENT OF THE 2005 EMPLOYEE EQUITY PARTICIPATION PROGRAM.	Issuer
For	For	3. .PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS CORNING'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

COVANCE INC.	4/7/2008	222816100	CVD

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		KATHLEEN G. BANG
For		GARY E. COSTLEY, PH.D.

For	For	2. APPROVAL OF 2008 NON-EMPLOYEE DIRECTORS STOCK OPTION PLAN.	Issuer
For	For	3. RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLC FOR THE FISCAL YEAR 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CREE, INC.	11/1/2007	225447101	CREE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		CHARLES M. SWOBODA
For		JOHN W. PALMOUR, PH.D.
Withheld		DOLPH W. VON ARX
For		JAMES E. DYKES
For		CLYDE R. HOSEIN
For		HARVEY A. WAGNER
For		THOMAS H. WERNER

Against	For	2. APPROVAL OF AMENDMENTS TO THE 2004 LONG-TERM INCENTIVE COMPENSATION PLAN.	Issuer
For	For	3. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING JUNE 29, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

DOLBY LABORATORIES, INC.	2/5/2008	25659T107	DLB

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		RAY DOLBY
For		BILL JASPER
For		PETER GOTCHER
For		TED HALL
For		SANFORD ROBERTSON
For		ROGER SIBONI

For	For	2. TO AMEND AND RESTATE THE COMPANY'S 2005 STOCK PLAN TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF CLASS A COMMON STOCK ISSUABLE THEREUNDER BY 6,000,000 SHARES.	Issuer
For	For	3. TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 26, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

EBAY INC.	6/19/2008	278642103	EBAY

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: FRED D. ANDERSON	Issuer
For	For	1B ELECTION OF DIRECTOR: EDWARD W. BARNHOLT	Issuer
For	For	1C ELECTION OF DIRECTOR: SCOTT D. COOK	Issuer
For	For	1D ELECTION OF DIRECTOR: JOHN J. DONAHOE	Issuer
For	For	2. APPROVAL OF OUR 2008 EQUITY INCENTIVE AWARD PLAN.	Issuer
For	For	3. RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT AUDITORS FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

EMC CORPORATION	5/21/2008	268648102	EMC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		MICHAEL W. BROWN
For		MICHAEL J. CRONIN
For		GAIL DEEGAN
For		JOHN R. EGAN
For		W. PAUL FITZGERALD
For		OLLI-PEKKA KALLASVUO
For		EDMUND F. KELLY
For		WINDLE B. PRIEM
For		PAUL SAGAN
For		DAVID N. STROHM
For		JOSEPH M. TUCCI

For	For	2. TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF PRICEWATERHOUSECOOPERS LLP AS EMC'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer
For	For	3. TO APPROVE AMENDMENTS TO EMC'S ARTICLES OF ORGANIZATION AND BYLAWS TO IMPLEMENT MAJORITY VOTE FOR DIRECTORS, AS DESCRIBED IN EMC'S PROXY STATEMENT.	Issuer
For	For	4. TO APPROVE AMENDMENTS TO EMC'S ARTICLES OF ORGANIZATION TO IMPLEMENT SIMPLE MAJORITY VOTE, AS DESCRIBED IN EMC'S PROXY STATEMENT.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

F5 NETWORKS, INC.	3/11/2008	315616102	FFIV

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		GARY AMES
For		SCOTT THOMPSON

For	For	2. PROPOSAL TO RATIFY SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR FISCAL YEAR 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

FORMFACTOR, INC.	5/22/2008	346375108	FORM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		DR. HOMA BAHRAMI
For		G. CARL EVERETT, JR.
For		DR. MARIO RUSCEV

For	For	2. RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS FORMFACTOR'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 27, 2008.	Issuer
Against	For	3. APPROVAL OF MATERIAL TERMS UNDER FORMFACTOR'S 2002 EQUITY INCENTIVE PLAN WITH RESPECT TO SECTION 162(M) OF THE INTERNAL REVENUE CODE.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

GENTEX CORPORATION	5/15/2008	371901109	GNTX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		KENNETH LA GRAND
For		ARLYN LANTING
For		RANDE SOMMA

For	For	2. TO ACT UPON A PROPOSAL TO APPROVE THE FIRST AMENDMENT TO THE GENTEX CORPORATION SECOND RESTRICTED STOCK PLAN.	Issuer
For	For	3. RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S AUDITORS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

GILEAD SCIENCES, INC.	5/8/2008	375558103	GILD

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		PAUL BERG
For		JOHN F. COGAN
For		ETIENNE F. DAVIGNON
For		JAMES M. DENNY
For		CARLA A. HILLS
For		JOHN W. MADIGAN
For		JOHN C. MARTIN
For		GORDON E. MOORE
For		NICHOLAS G. MOORE
For		GAYLE E. WILSON

For	For
2. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF GILEAD FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.
Issuer
For	For	3. TO APPROVE THE PROPOSED AMENDMENT TO GILEAD'S 2004 EQUITY INCENTIVE PLAN.	Issuer
For	For	4. TO APPROVE AN AMENDMENT TO GILEAD'S RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF GILEAD'S COMMON STOCK FROM 1,400,000,000 TO 2,800,000,000 SHARES.	Issuer

HEWITT ASSOCIATES, INC.	1/30/2008	42822Q100	HEW

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		RUSSELL P. FRADIN
For		CHERYL A. FRANCIS
For		ALEX J. MANDL
For		THOMAS J. NEFF

For	For	2. TO APPROVE THE AMENDED AND RESTATED GLOBAL STOCK AND INCENTIVE COMPENSATION PLAN.	Issuer
For	For	3. RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT PUBLIC ACCOUNTANTS.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

IMS HEALTH INCORPORATED	5/2/2008	449934108	RX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: DAVID R. CARLUCCI	Issuer
For	For	1B ELECTION OF DIRECTOR: CONSTANTINE L. CLEMENTE	Issuer
For	For	1C ELECTION OF DIRECTOR: KATHRYN E. GIUSTI	Issuer
For	For	1D ELECTION OF DIRECTOR: M. BERNARD PUCKETT	Issuer
For	For	2. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.	Issuer
For	For	3. APPROVAL OF THE AMENDMENTS TO THE RESTATED CERTIFICATE OF INCORPORATION TO DECLASSIFY THE BOARD OF DIRECTORS.	Issuer
For	For	4. REAPPROVAL OF THE BUSINESS CRITERIA USED FOR PERFORMANCE GOALS UNDER THE EXECUTIVE ANNUAL INCENTIVE PLAN.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

INTEL CORPORATION	5/21/2008	458140100	INTC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: CRAIG R. BARRETT	Issuer
For	For	1B ELECTION OF DIRECTOR: CHARLENE BARSHEFSKY	Issuer
For	For	1C ELECTION OF DIRECTOR: CAROL A. BARTZ	Issuer
For	For	1D ELECTION OF DIRECTOR: SUSAN L. DECKER	Issuer
For	For	1E ELECTION OF DIRECTOR: REED E. HUNDT	Issuer
For	For	1F ELECTION OF DIRECTOR: PAUL S. OTELLINI	Issuer
For	For	1G ELECTION OF DIRECTOR: JAMES D. PLUMMER	Issuer
For	For	1H ELECTION OF DIRECTOR: DAVID S. POTTRUCK	Issuer
For	For	1I ELECTION OF DIRECTOR: JANE E. SHAW	Issuer
For	For	1J ELECTION OF DIRECTOR: JOHN L. THORNTON	Issuer
For	For	1K ELECTION OF DIRECTOR: DAVID B. YOFFIE	Issuer
For	For	2. RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT YEAR.	Issuer
Against	Against	3. STOCKHOLDER PROPOSAL TO AMEND THE BYLAWS TO ESTABLISH A BOARD COMMITTEE ON SUSTAINABILITY.	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

INTERMUNE, INC.	5/13/2008	45884X103	ITMN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		LOUIS DRAPEAU
For		JAMES I. HEALY, MD, PHD

For	For	2. TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS, OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF INTERMUNE, INC. FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

INTERNAP NETWORK SERVICES CORPORATION	6/19/2008	45885A300	INAP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		EUGENE EIDENBERG*
For		WILLIAM HARDING*
For		DANIEL STANZIONE*
For		GARY PFEIFFER**

For	For	2. TO AMEND THE CERTIFICATE OF INCORPORATION.	Issuer
For	For	3. TO INCREASE THE NUMBER OF SHARES AVAILABLE FOR ISSUANCE PURSUANT TO THE AMENDED AND RESTATED INTERNAP NETWORK SERVICES CORPORATION 2005 INCENTIVE STOCK PLAN BY FOUR MILLION SHARES.	Issuer
For	For	4. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

JABIL CIRCUIT, INC.	8/2/2007	466313103	LM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		LAURENCE S. GRAFSTEIN
For		MEL S. LAVITT
For		TIMOTHY L. MAIN
For		WILLIAM D. MOREAN
For		LAWRENCE J. MURPHY
For		FRANK A. NEWMAN
For		STEVEN A. RAYMUND
For		THOMAS A. SANSONE
For		KATHLEEN A. WALTERS

Against	For	2. TO APPROVE AN AMENDMENT TO INCREASE THE SIZE OF JABIL CIRCUIT, INC. 2002 STOCK INCENTIVE PLAN BY 3,000,000 SHARES.	Issuer
For	For	3. TO RATIFY THE APPOINTMENT OF KPMG LLP AS JABIL'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANT FOR THE FISCAL YEAR ENDING AUGUST 31, 2007.	Issuer
Against	For	4. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR ANY ADJOURNMENT THEREOF.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

JABIL CIRCUIT, INC.	1/17/2008	466313103	LM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		LAURENCE S. GRAFSTEIN
For		MEL S. LAVITT
For		TIMOTHY L. MAIN
For		WILLIAM D. MOREAN
For		LAWRENCE J. MURPHY
For		FRANK A. NEWMAN
For		STEVEN A. RAYMUND
For		THOMAS A. SANSONE
For		KATHLEEN A. WALTERS

Against	For	2. TO APPROVE AN AMENDMENT TO INCREASE THE SIZE OF JABIL CIRCUIT, INC. 2002 STOCK INCENTIVE PLAN BY 2,500,000 SHARES.	Issuer
For	For	3. TO RATIFY THE APPOINTMENT OF KPMG LLP AS JABIL'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANT FOR THE FISCAL YEAR ENDING AUGUST 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

THE KNOT, INC.	5/21/2008	499184109	KNOT

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		LISA GERSH
For		DAVID LIU

For	For
2. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM: TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2008
Issuer

Company Name	Meeting Date	CUSIP	Ticker

MANHATTAN ASSOCIATES, INC.	5/30/2008	562750109	MANH

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		BRIAN J. CASSIDY
For		PAUL R. GOODWIN
For		PETER J. KIGHT
For		DAN J. LAUTENBACH

For	For	2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MEDICIS PHARMACEUTICAL CORPORATION	5/20/2008	584690309	MRX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: SPENCER DAVIDSON	Issuer
For	For	1B ELECTION OF DIRECTOR: STUART DIAMOND	Issuer
For	For	1C ELECTION OF DIRECTOR: PETER S. KNIGHT, ESQ.	Issuer
For	For	2. RATIFICATION FOR THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF MEDICIS FOR FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer
Abstain	For	3. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MENTOR CORPORATION	9/17/2007	587188103	MNT

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		MICHAEL L. EMMONS
For		WALTER W. FASTER
For		MARGARET H. JORDAN
For		JOSHUA H. LEVINE
For		KATHERINE S. NAPIER
For		BURT E. ROSEN
For		RONALD J. ROSSI
For		JOSEPH E. WHITTERS

Against	For
2. TO APPROVE AN AMENDMENT TO THE COMPANY'S RESTATED ARTICLES OF INCORPORATION TO INCREASE THE TOTAL NUMBER OF SHARES OF AUTHORIZED CAPITAL STOCK AND TO PROVIDE FOR THE ISSUANCE OF PREFERRED STOCK IN ONE OR MORE SERIES.
Issuer
For	For	3. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MICROSOFT CORPORATION	11/13/2007	594918104	MSFT

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A. ELECTION OF DIRECTOR: WILLIAM H. GATES, III	Issuer
For	For	1B. ELECTION OF DIRECTOR: STEVEN A. BALLMER	Issuer
For	For	1C. ELECTION OF DIRECTOR: JAMES I. CASH JR., PHD	Issuer
For	For	1D. ELECTION OF DIRECTOR: DINA DUBLON	Issuer
For	For	1E. ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN	Issuer
For	For	1F. ELECTION OF DIRECTOR: REED HASTINGS	Issuer
For	For	1G. ELECTION OF DIRECTOR: DAVID F. MARQUARDT	Issuer
For	For	1H. ELECTION OF DIRECTOR: CHARLES H. NOSKI	Issuer
For	For	1I. ELECTION OF DIRECTOR: DR. HELMUT PANKE	Issuer
For	For	1J. ELECTION OF DIRECTOR: JON A. SHIRLEY	Issuer
For	For	2. RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR.	Issuer
Against	Against	3. SHAREHOLDER PROPOSAL - ADOPTION OF POLICIES ON INTERNET CENSORSHIP.	Security Holder
Against	Against	4. SHAREHOLDER PROPOSAL - ESTABLISHMENT OF BOARD COMMITTEE ON HUMAN RIGHTS.	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

MKS INSTRUMENTS, INC	5/5/2008	55306N104	MKSI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		ROBERT R. ANDERSON
For		GREGORY R. BEECHER
For		JOHN R. BERTUCCI

For	For	2. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MOLEX INCORPORATED	10/26/2007	608554101	MOLX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		MICHAEL J. BIRCK
For		FREDERICK A. KREHBIEL
For		KAZUMASA KUSAKA
For		MARTIN P. SLARK

For	For	2. APPROVAL OF THE AMENDED 2000 MOLEX LONG-TERM STOCK PLAN.	Issuer
For	For	3. APPROVAL OF THE AMENDED 2005 MOLEX INCENTIVE STOCK OPTION PLAN.	Issuer
For	For	4. RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS: RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS OF MOLEX FOR THE FISCAL YEAR ENDING JUNE 30, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MONSTER WORLDWIDE, INC.	5/5/2008	611742107	MNST

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		SALVATORE IANNUZZI
For		ROBERT J. CHRENC
For		JOHN GAULDING
For		E.P. GIAMBASTIANI, JR.
For		RONALD J. KRAMER
For		DAVID A. STEIN
For		TIMOTHY T. YATES

For	For	2. APPROVAL OF THE MONSTER WORLDWIDE, INC. 2008 EQUITY INCENTIVE PLAN	Issuer
Against	For	3. APPROVAL OF THE MONSTER WORLDWIDE, INC. EXECUTIVE INCENTIVE PLAN	Issuer
For	For	4. RATIFICATION OF THE APPOINTMENT OF BDO SEIDMAN, LLP AS MONSTER WORLDWIDE, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008	Issuer

Company Name	Meeting Date	CUSIP	Ticker

NATIONAL INSTRUMENTS CORPORATION	5/13/2008	636518102	NATI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JEFFREY L. KODOSKY
For		DONALD M. CARLTON
For		JOHN K. MEDICA

Company Name	Meeting Date	CUSIP	Ticker

NEUSTAR, INC.	6/25/2008	64126X201	NSR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JAMES G. CULLEN
For		JOEL P. FRIEDMAN
For		KENNETH A. PICKAR

For	For	2. RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

NOKIA CORPORATION	5/8/2008	654902204	NOK

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	2. APPROVAL OF THE ANNUAL ACCOUNTS.	Issuer
For	For	3. APPROVAL OF THE DISTRIBUTION OF THE PROFIT FOR THE YEAR, PAYMENT OF DIVIDEND.	Issuer
Against	For	4. APPROVAL OF THE DISCHARGE OF THE CHAIRMAN, THE MEMBERS OF THE BOARD OF DIRECTORS, AND THE PRESIDENT, FROM LIABILITY.	Issuer
Against	For	5. APPROVAL OF THE REMUNERATION TO THE MEMBERS OF THE BOARD OF DIRECTORS.	Issuer
For	For	6. APPROVAL OF THE NUMBER OF THE MEMBERS OF THE BOARD OF DIRECTORS.	Issuer
7. DIRECTOR
For	For	GEORG EHRNROOTH	Issuer
For	For	LALITA D. GUPTE	Issuer
For	For	BENGT HOLMSTROM	Issuer
For	For	HENNING KAGERMANN	Issuer
For	For	OLLI-PEKKA KALLASVUO	Issuer
For	For	PER KARLSSON	Issuer
For	For	JORMA OLLILA	Issuer
For	For	MARJORIE SCARDINO	Issuer
For	For	RISTO SIILASMAA	Issuer
For	For	KEIJO SUILA	Issuer
For	For	8. APPROVAL OF THE AUDITOR REMUNERATION.	Issuer
For	For	9. APPROVAL OF THE RE-ELECTION OF PRICEWATERHOUSECOOPERS OY AS THE AUDITORS FOR FISCAL YEAR 2008.	Issuer
For	For	10 APPROVAL OF THE AUTHORIZATION TO THE BOARD OF DIRECTORS TO RESOLVE TO REPURCHASE NOKIA SHARES.	Issuer
Against	N/A	11 MARK THE "FOR" BOX IF YOU WISH TO INSTRUCT NOKIA'S LEGAL COUNSELS TO VOTE IN THEIR DISCRETION ON YOUR BEHALF ONLY UPON ITEM 11.	N/A

Company Name	Meeting Date	CUSIP	Ticker

NXSTAGE MEDICAL, INC. SPECIAL MEETING	10/1/2007	67072V103	NXTM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. TO APPROVE THE ISSUANCE OF 6,500,000 SHARES OF OUR COMMON STOCK, PLUS ANY ADDITIONAL SHARES OF COMMON STOCK ISSUABLE PURSUANT TO A POST-CLOSING WORKING CAPITAL ADJUSTMENT, PURSUANT TO THE STOCK PURCHASE AGREEMENT, AND ANY ADDITIONAL SHARES OF OUR COMMON STOCK, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
Issuer
Against	For
2. TO AMEND OUR 2005 STOCK INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES OF OUR COMMON STOCK WHICH MAY BE ISSUED PURSUANT TO THE PLAN BY ADDITIONAL 3,800,000 SHARES, OF WHICH NO MORE THAN 1,500,000 SHARES SHALL BE GRANTED AS RESTRICTED STOCK, RESTRICTED STOCK UNITS AND OTHER STOCK-BASED AWARDS.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

ORACLE CORPORATION	11/2/2007	68389X105	ORCL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JEFFREY O. HENLEY
For		LAWRENCE J. ELLISON
Withheld		DONALD L. LUCAS
For		MICHAEL J. BOSKIN
Withheld		JACK F. KEMP
For		JEFFREY S. BERG
For		SAFRA A. CATZ
For		HECTOR GARCIA
For		H. RAYMOND BINGHAM
For		CHARLES E. PHILLIPS, JR.
For		NAOMI O. SELIGMAN

For	For	2. PROPOSAL FOR THE APPROVAL OF THE ADOPTION OF THE FISCAL YEAR 2008 EXECUTIVE BONUS PLAN.	Issuer
For	For	3. PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING MAY 31, 2008.	Issuer
For	Against	4. STOCKHOLDER PROPOSAL ON THE AMENDMENT TO THE CORPORATE BYLAWS ESTABLISHING A BOARD COMMITTEE ON HUMAN RIGHTS.	Security Holder
For	Against	5. STOCKHOLDER PROPOSAL ON AN OPEN SOURCE REPORT.	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

PHARMACEUTICAL PRODUCT DEVELOPMENT, INC.	5/21/2008	717124101	PPDI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		STUART BONDURANT, M.D.
For		F.N. ESHELMAN, PHARM.D.
For		FREDERICK FRANK
For		GENERAL DAVID L. GRANGE
For		CATHERINE M. KLEMA
For		TERRY MAGNUSON, PH.D.
For		ERNEST MARIO, PH.D.
For		JOHN A. MCNEILL, JR.

For	For	2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2008.	Issuer
Abstain	For	3. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

QIAGEN N.V.	7/20/2007	N72482107	QGEN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. PROPOSAL TO APPROVE THE ACQUISITION OF DIGENE CORPORATION.	Issuer
For	For	2. PROPOSAL TO APPROVE AN AMENDMENT OF THE ARTICLES OF ASSOCIATION OF THE COMPANY.	Issuer
For	For
3. TO AUTHORIZE THE BOARD FOR A PERIOD OF FIVE YEARS, TO ISSUE ORDINARY AND FINANCING PREFERENCE SHARES OR RIGHTS TO SUBSCRIBE IN THE CAPITAL OF THE COMPANY, ALL AS FOR FULLY DESCRIBED IN THE PROXY STATEMENT.
Issuer
For	For	4. TO AUTHORIZE THE BOARD FOR A PERIOD OF FIVE YEARS, TO RESTRICT OR EXCLUDE THE PRE-EMPTION RIGHTS ACCRUING TO THE COMPANY'S SHAREHOLDERS FOR UP TO A MAXIMUM OF 50% OF THE NUMBER OF ORDINARY SHARES.	Issuer
For	For
5. TO AUTHORIZE THE BOARD FOR A PERIOD OF FIVE YEARS, TO ISSUE PREFERENCE SHARES OR RIGHTS TO SUBSCRIBE FOR PREFERENCE SHARES IN THE CAPITAL OF THE COMPANY, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATMENT.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

QIAGEN N.V.	6/26/2008	N72482107	QGEN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. PROPOSAL TO ADOPT THE ANNUAL ACCOUNTS FOR THE YEAR ENDED DECEMBER 31, 2007 ("FISCAL YEAR 2007").	Issuer
For	For	2. PROPOSAL TO APPROVE THE PERFORMANCE OF THE MANAGING BOARD DURING FISCAL YEAR 2007, INCLUDING A DISCHARGE FROM LIABILITY WITH RESPECT TO THE EXERCISE OF THEIR DUTIES DURING FISCAL YEAR 2007.	Issuer
For	For	3. PROPOSAL TO APPROVE THE PERFORMANCE OF THE SUPERVISORY BOARD DURING FISCAL YEAR 2007, INCLUDING A DISCHARGE FROM LIABILITY.	Issuer
For	For	4. TO REAPPOINT SIX SUPERVISORY DIRECTORS OF THE COMPANY FOR A TERM ENDING ON THE DATE OF THE ANNUAL GENERAL MEETING IN 2009.	Issuer
For	For	5. PROPOSAL TO REAPPOINT FOUR MANAGING DIRECTORS OF THE COMPANY FOR A TERM ENDING ON THE DATE OF THE ANNUAL GENERAL MEETING IN 2009.	Issuer
For	For	6. TO APPROVE THE CASH REMUNERATION OF THE SUPERVISORY BOARD.	Issuer
For	For	7. PROPOSAL TO REAPPOINT ERNST & YOUNG ACCOUNTANTS AS AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer
For	For	8. TO AUTHORIZE THE MANAGING BOARD, UNTIL DECEMBER 26, 2009, TO ACQUIRE SHARES IN THE COMPANY'S OWN SHARE CAPITAL.	Issuer
For	For	9. PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S ARTICLES OF ASSOCIATION.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

RED HAT, INC.	8/16/2007	756577102	GYI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		GENERAL H. HUGH SHELTON
For		MATTHEW J. SZULIK

For	For	2. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING FEBRUARY 29, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

SANDISK CORPORATION	5/28/2008	80004C101	SNDK

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: DR. ELI HARARI	Issuer
For	For	1B ELECTION OF DIRECTOR: IRWIN FEDERMAN	Issuer
For	For	1C ELECTION OF DIRECTOR: STEVEN J. GOMO	Issuer
For	For	1D ELECTION OF DIRECTOR: EDDY W. HARTENSTEIN	Issuer
For	For	1E ELECTION OF DIRECTOR: CATHERINE P. LEGO	Issuer
For	For	1F ELECTION OF DIRECTOR: MICHAEL E. MARKS	Issuer
For	For	1G ELECTION OF DIRECTOR: DR. JAMES D. MEINDL	Issuer
For	For	2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 28, 2008.	Issuer
For	Against	3. TO CONSIDER A STOCKHOLDER PROPOSAL REGARDING MAJORITY VOTING FOR DIRECTORS OF THE COMPANY.	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

SCHERING-PLOUGH CORPORATION	5/16/2008	806605101	SGP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		HANS W. BECHERER
For		THOMAS J. COLLIGAN
For		FRED HASSAN
For		C. ROBERT KIDDER
For		EUGENE R. MCGRATH
Withheld		CARL E. MUNDY, JR.
For		ANTONIO M. PEREZ
For		PATRICIA F. RUSSO
For		JACK L. STAHL
For		CRAIG B. THOMPSON, M.D.
For		KATHRYN C. TURNER
Withheld		ROBERT F.W. VAN OORDT
For		ARTHUR F. WEINBACH

For	For	2. RATIFY THE DESIGNATION OF DELOITTE & TOUCHE LLP TO AUDIT THE BOOKS AND ACCOUNTS FOR 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

SEMTECH CORPORATION	6/26/2008	816850101	SMTC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		GLEN M. ANTLE
For		W. DEAN BAKER
For		JAMES P. BURRA
For		BRUCE C. EDWARDS
For		ROCKELL N. HANKIN
For		JAMES T. LINDSTROM
For		MOHAN R. MAHESWARAN
For		JOHN L. PIOTROWSKI
For		JAMES T. SCHRAITH

For	For	2. PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANT FOR THE CURRENT FISCAL YEAR.	Issuer
Against	For	3. PROPOSAL TO APPROVE THE SEMTECH CORPORATION 2008 LONG-TERM EQUITY INCENTIVE PLAN.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

SHIRE PLC	5/9/2008	82481R106	SHPGY

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For	For	C1 TO APPROVE THE PROPOSED SCHEME OF ARRANGEMENT.	Issuer
For	For	S1 TO APPROVE THE SCHEME OF ARRANGEMENT AND RELATED MATTERS.	Issuer
For	For	S2 TO APPROVE THE REDUCTION OF CAPITAL OF SHIRE LIMITED.	Issuer
For	For	3. TO APPROVE THE ADOPTION BY SHIRE LIMITED OF THE SHIRE SHARESAVE SCHEME AND TO APPROVE THE AUTHORIZATION GIVEN TO THE DIRECTORS OF SHIRE LIMITED IN RELATION THERETO.	Issuer
For	For	4. TO APPROVE THE ADOPTION BY SHIRE LIMITED OF THE SHIRE EMPLOYEE STOCK PURCHASE PLAN.	Issuer
For	For	5. TO APPROVE THE ADOPTION BY SHIRE LIMITED OF PART A OF THE SHIRE PORTFOLIO SHARE PLAN.	Issuer
For	For	6. TO APPROVE THE ADOPTION BY SHIRE LIMITED OF PART B OF THE SHIRE PORTFOLIO SHARE PLAN.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

SYMANTEC CORPORATION	9/13/2007	871503108	SYMC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		MICHAEL BROWN
For		WILLIAM T. COLEMAN
For		FRANK E. DANGEARD
For		DAVID L. MAHONEY
For		ROBERT S. MILLER
For		GEORGE REYES
For		DANIEL H. SCHULMAN
For		JOHN W. THOMPSON
For		V. PAUL UNRUH

Against	For	2. TO APPROVE THE AMENDMENT AND RESTATEMENT OF SYMANTEC'S 2000 DIRECTOR EQUITY INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE THEREUNDER FROM 100,000 TO 150,000.	Issuer
For	For	3. TO RATIFY THE SELECTION OF KPMG LLP AS SYMANTEC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2008 FISCAL YEAR.	Issuer
Against	Against
4. STOCKHOLDER PROPOSAL THAT THE SYMANTEC BOARD OF DIRECTORS ADOPT A POLICY THAT COMPANY SHAREHOLDERS BE GIVEN THE OPPORTUNITY AT EACH ANNUAL MEETING OF SHAREHOLDERS TO VOTE ON AN ADVISORY RESOLUTION TO RATIFY THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.
Security Holder

Company Name	Meeting Date	CUSIP	Ticker

TEVA PHARMACEUTICAL INDUSTRIES	7/17/2007	881624209	TEVA

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. TO RECEIVE AND DISCUSS THE COMPANY'S CONSOLIDATED BALANCE SHEET, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Issuer
For	For
2. TO APPROVE THE BOARD OF DIRECTORS' RECOMMENDATION THAT THE CASH DIVIDEND FOR THE YEAR ENDED DECEMBER 31, 2006, WHICH WAS PAID IN FOUR INSTALLMENTS AND AGGREGATED NIS 1.36 (APPROXIMATELY US$0.31) PER ORDINARY SHARE (OR ADR) BE DECLARED FINAL.
Issuer
For	For	3A. TO ELECT ABRAHAM E. COHEN AS A DIRECTOR.	Issuer
For	For	3B. TO ELECT PROF. ROGER D. KORNBERG AS A DIRECTOR	Issuer
Against	For	3C. TO ELECT PROF. MOSHE MANY AS A DIRECTOR	Issuer
For	For	3D. TO ELECT DAN PROPPER AS A DIRECTOR	Issuer
For	For	4. TO APPROVE THE PURCHASE OF DIRECTORS' AND OFFICERS' LIABILITY INSURANCE FOR THE DIRECTORS AND OFFICERS OF THE COMPANY AND ITS SUBSIDIARIES, ALL AS FULLY DESCRIBED IN THE PROXY STATEMENT.	Issuer
For	For
5. TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM UNTIL THE 2008 ANNUAL MEETING OF SHAREHOLDERS AND TO AUTHORIZE THE AUDIT COMMITTEE TO DETERMINE THEIR COMPENSATION AND THE BOARD OF DIRECTORS TO RATIFY SUCH DETERMINATION.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

TEXAS INSTRUMENTS INCORPORATED	4/17/2008	882508104	TXN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A. ELECTION OF DIRECTOR: J.R. ADAMS	Issuer
For	For	1B. ELECTION OF DIRECTOR: D.L. BOREN	Issuer
For	For	1C. ELECTION OF DIRECTOR: D.A. CARP	Issuer
For	For	1D. ELECTION OF DIRECTOR: C.S. COX	Issuer
For	For	1E. ELECTION OF DIRECTOR: D.R. GOODE	Issuer
For	For	1F. ELECTION OF DIRECTOR: P.H. PATSLEY	Issuer
For	For	1G. ELECTION OF DIRECTOR: W.R. SANDERS	Issuer
For	For	1H. ELECTION OF DIRECTOR: R.J. SIMMONS	Issuer
For	For	1I. ELECTION OF DIRECTOR: R.K. TEMPLETON	Issuer
For	For	1J. ELECTION OF DIRECTOR: C.T. WHITMAN	Issuer
For	For	2. BOARD PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.	Issuer
Against	Against	3. STOCKHOLDER PROPOSAL REGARDING QUALIFICATIONS FOR DIRECTOR NOMINEES.	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

TRIMBLE NAVIGATION LIMITED	5/22/2008	896239100	TRMB

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		STEVEN W. BERGLUND
For		JOHN B. GOODRICH
For		WILLIAM HART
For		MERIT E. JANOW
For		ULF J. JOHANSSON
For		BRADFORD W. PARKINSON
For		NICKOLAS W. VANDE STEEG

For	For	2. TO APPROVE AN AMENDMENT TO THE COMPANY'S EMPLOYEE STOCK PURCHASE PLAN.	Issuer
For	For	3. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITOR OF THE COMPANY FOR THE CURRENT FISCAL YEAR ENDING JANUARY 2, 2009.	Issuer
For	For	4. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT(S) THEREOF.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

TRINITY BIOTECH PLC	10/1/2007	896438306	TRIB

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. THAT THE DIRECTORS ARE AUTHORIZED TO DELIST FROM THE IRISH STOCK EXCHANGE.	Issuer
Against	For	2. THAT IN CONNECTION WITH ANY FUTURE FINANCING THE DIRECTORS ARE AUTHORIZED TO ISSUE UP TO THE REMAINING UNISSUED AUTHORIZED SHARE CAPITAL OF THE COMPANY AT THAT TIME.	Issuer
For	For	S3. THAT PRE-EMPTION RIGHTS SHALL NOT APPLY TO ANY "A" ORDINARY SHARES ISSUED IN ACCORDANCE WITH RESOLUTION 2.	Issuer
Against	For	4. THAT THE AUTHORIZED SHARE CAPITAL OF THE COMPANY BE INCREASED TO 200,000,000 "A" ORDINARY SHARES.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

TRINITY BIOTECH PLC	6/9/2008	896438306	TRIB

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. TO RECEIVE AND CONSIDER THE FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2007 TOGETHER WITH THE REPORTS OF THE DIRECTORS AND AUDITORS THEREIN.	Issuer
For	For	2. TO RE-ELECT MR. DENIS BURGER AS A DIRECTOR WHO RETIRES BY ROTATION AND BEING ELIGIBLE OFFERS HIMSELF FOR RE-ELECTION.	Issuer
For	For	3. TO AUTHORISE THE BOARD OF DIRECTORS TO FIX THE AUDITOR'S REMUNERATION.	Issuer
For	For
S4 THAT THE COMPANY AND/OR SUBSIDIARY OF THE COMPANY BE GENERALLY AUTHORISED TO MAKE ONE OR MORE MARKET PURCHASES (WITHIN THE MEANING OF SECTION 212 OF THE COMPANIES ACT, 1990), ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
Issuer
For	For
S5 THAT SUBJECT TO THE PASSING OF RESOLUTION 4 ABOVE AND TO THE PROVISIONS OF THE COMPANIES ACT, 1990 FOR THE PURPOSES OF SECTION 209 OF THE COMPANIES ACT, 1990, THE RE-ISSUE PRICE RANGE AT WHICH A TREASURY SHARE MAY BE RE-ISSUED OFF-MARKET.
Issuer
Against	For
S6 THAT THE DIRECTORS, BEING GENERALLY AUTHORISED IN THAT REGARD, BE AND HEREBY EMPOWERED PURSUANT TO SECTION 24 OF THE COMPANIES ACT, 1983 TO ALLOT EQUITY SECURITIES BY WAY OF FUTURE FINANCING, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

VARIAN MEDICAL SYSTEMS, INC.	2/14/2008	922209105	VAR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		SUSAN L. BOSTROM
For		STEVEN A. LEIBEL
For		RICHARD M. LEVY

For	For	2. TO APPROVE AN AMENDMENT TO THE SECOND AMENDED AND RESTATED VARIAN MEDICAL SYSTEMS, INC. 2005 OMNIBUS STOCK PLAN.	Issuer
For	For	3. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS VARIAN MEDICAL SYSTEMS, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

WYETH	4/24/2008	983024100	WYE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: ROBERT M. AMEN	Issuer
For	For	1B ELECTION OF DIRECTOR: MICHAEL J. CRITELLI	Issuer
Against	For	1C ELECTION OF DIRECTOR: ROBERT ESSNER	Issuer
Against	For	1D ELECTION OF DIRECTOR: JOHN D. FEERICK	Issuer
For	For	1E ELECTION OF DIRECTOR: FRANCES D. FERGUSSON	Issuer
For	For	1F ELECTION OF DIRECTOR: VICTOR F. GANZI	Issuer
For	For	1G ELECTION OF DIRECTOR: ROBERT LANGER	Issuer
For	For	1H ELECTION OF DIRECTOR: JOHN P. MASCOTTE	Issuer
For	For	1I ELECTION OF DIRECTOR: RAYMOND J. MCGUIRE	Issuer
For	For	1J ELECTION OF DIRECTOR: MARY LAKE POLAN	Issuer
For	For	1K ELECTION OF DIRECTOR: BERNARD POUSSOT	Issuer
For	For	1L ELECTION OF DIRECTOR: GARY L. ROGERS	Issuer
For	For	1M ELECTION OF DIRECTOR: JOHN R. TORELL III	Issuer
For	For	2. VOTE TO RATIFY PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008	Issuer
Against	For	3. VOTE TO AMEND AND RESTATE THE WYETH 2005 STOCK INCENTIVE PLAN	Issuer
Against	For	4. VOTE TO ADOPT THE WYETH 2008 NON-EMPLOYEE DIRECTOR STOCK INCENTIVE PLAN	Issuer
Against	Against	5. STOCKHOLDER PROPOSAL ON REPORTING THE COMPANY'S POLITICAL CONTRIBUTIONS AND TRADE ASSOCIATION PAYMENTS	Security Holder
For	Against	6. STOCKHOLDER PROPOSAL ON ADOPTION OF A BY-LAW FOR THE RECOUPMENT OF INCENTIVE BONUSES	Security Holder

Name of Fund: Buffalo Micro Cap
Period: July 1, 2007 - June 30, 2008

Company Name	Meeting Date	CUSIP	Ticker

A.C. MOORE ARTS & CRAFTS, INC.	6/19/2008	00086T103	ALGN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		RICK A. LEPLEY
For		LORI J. SCHAFER

For	For
2. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF A.C. MOORE ARTS & CRAFTS, INC. FOR THE YEAR ENDING DECEMBER 31, 2008, AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

ALIGN TECHNOLOGY, INC.	5/15/2008	16255101	ALGN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		DAVID E. COLLINS
For		JOSEPH LACOB
For		C. RAYMOND LARKIN, JR.
For		GEORGE J. MORROW
For		THOMAS M. PRESCOTT
For		GREG J. SANTORA
For		WARREN S. THALER

For	For	2. PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS ALIGN TECHNOLOGY, INC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

ANGIODYNAMICS, INC.	10/22/2007	03475V101	ANGO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		PAUL S. ECHENBERG
For		JEFFREY GOLD
For		DENNIS S. METENY

For	For	1. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ANGIODYNAMICS, INC. FOR THE FISCAL YEAR ENDING MAY 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BOSTON PRIVATE FINANCIAL HOLDINGS, INC.	4/23/2008	101119105	BPFH

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		KATHLEEN M. GRAVELINE
For		DEBORAH F. KUENSTNER
For		WALTER M. PRESSEY
For		WILLIAM J. SHEA

Against	Against
2. A SHAREHOLDER PROPOSAL REQUESTING THE BOARD OF DIRECTORS TO TAKE THOSE STEPS NECESSARY TO ELIMINATE THE CLASSIFICATION OF TERMS OF ITS BOARD OF DIRECTORS AND TO REQUIRE THAT ALL DIRECTORS STAND FOR ELECTION ANNUALLY.
Security Holder

Company Name	Meeting Date	CUSIP	Ticker

CACHE, INC.	11/13/2007	127150308	CACH

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		ANDREW M. SAUL
For		BRIAN WOOLF
For		GENE G. GAGE
For		ARTHUR S. MINTZ
For		MORTON J. SCHRADER

For	For	1. RATIFICATION OF THE APPOINTMENT OF MAHONEY COHEN & COMPANY, CPA, P.C. AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 29, 2007.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CAPELLA EDUCATION COMPANY	5/13/2008	139594105	CPLA

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		STEPHEN G. SHANK
For		MARK N. GREENE
For		JODY G. MILLER
For		JAMES A. MITCHELL
For		ANDREW M. SLAVITT
For		DAVID W. SMITH
For		JEFFREY W. TAYLOR
For		SANDRA E. TAYLOR
For		DARRELL R. TUKUA

Against	For	2. TO APPROVE THE CAPELLA EDUCATION COMPANY ANNUAL INCENTIVE PLAN.	Issuer
For	For	3. TO RATIFY THE APPOINTMENT OF ERNST AND YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CARDIODYNAMICS INTERNATIONAL CORPORATION	8/28/2007	141597104	CDIC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JAMES C. GILSTRAP
For		ROBERT W. KEITH
For		RICHARD O. MARTIN
Withheld		LYNNE PARSHALL
For		MICHAEL K. PERRY
For		JAY A. WARREN

For	For	2. TO APPROVE THE SALE OF OUR VERMED SUBSIDIARY TO THE MANAGEMENT OF THAT SUBSIDIARY, PURSUANT TO A STOCK PURCHASE AGREEMENT DATED JUNE 25, 2007.	Issuer
For	For	3. TO RATIFY THE APPOINTMENT OF BDO SEIDMAN, LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2007.	Issuer
For	For
4. TO APPROVE THE POSTPONEMENT OR ADJOURNMENT OF THE ANNUAL MEETING, IF NECESSARY, FOR THE PURPOSE OF SOLICITING ADDITIONAL PROXIES IN THE EVENT THAT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE ANNUAL MEETING TO APPROVE THE PROPOSED SALE OF VERMED.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

CBIZ, INC.	5/15/2008	124805102	CBZ

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JOSEPH S. DIMARTINO
For		RICHARD C. ROCHON
For		DONALD V. WEIR

For	For	2. RATIFICATION OF KPMG, LLP AS CBIZ'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer
For	For	3. UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE SAID MEETING, OR ANY ADJOURNMENT THEREOF.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

COHEN & STEERS, INC.	5/9/2008	19247A100	CNS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		MARTIN COHEN
For		ROBERT H. STEERS
For		RICHARD E. BRUCE
For		PETER L. RHEIN
For		RICHARD P. SIMON
For		EDMOND D. VILLANI

Against	For	2. APPROVAL OF THE AMENDED AND RESTATED COHEN & STEERS, INC. 2004 STOCK INCENTIVE PLAN.	Issuer
Against	For	3. APPROVAL OF THE AMENDED AND RESTATED COHEN & STEERS, INC. 2004 ANNUAL INCENTIVE PLAN.	Issuer
For	For	4. RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

DELTEK INC	5/27/2008	24784L105	PROJ

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A. ELECTION OF DIRECTOR: MICHAEL AJOUZ	Issuer
For	For	1B. ELECTION OF DIRECTOR: NANCI E. CALDWELL	Issuer
For	For	1C. ELECTION OF DIRECTOR: KATHLEEN DELASKI	Issuer
For	For	1D. ELECTION OF DIRECTOR: JOSEPH M. KAMPF	Issuer
For	For	1E. ELECTION OF DIRECTOR: STEVEN B. KLINSKY	Issuer
For	For	1F. ELECTION OF DIRECTOR: ALBERT A. NOTINI	Issuer
For	For	1G. ELECTION OF DIRECTOR: KEVIN T. PARKER	Issuer
For	For	1H. ELECTION OF DIRECTOR: JANET R. PERNA	Issuer
For	For	1I. ELECTION OF DIRECTOR: ALOK SINGH	Issuer
For	For	2.. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS DELTEK'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

THE DIXIE GROUP, INC.	4/30/2008	255519100	DXYN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		J. DON BROCK
For		DANIEL K. FRIERSON
For		PAUL K. FRIERSON
For		WALTER W. HUBBARD
For		JOHN W. MURREY, III
For		LOWRY F. KLINE

For	For	2. RATIFICATION OF APPOINTMENT OF THE FIRM OF ERNST & YOUNG LLP TO SERVE AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS OF THE COMPANY FOR 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

DOUBLE-TAKE SOFTWARE, INC	5/23/2008	258598101	DBTK

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A. ELECTION OF DIRECTOR: DEAN GOODERMOTE	Issuer
For	For	1B. ELECTION OF DIRECTOR: PAUL BIRCH	Issuer
For	For	1C. ELECTION OF DIRECTOR: ASHOKE (BOBBY) GOSWAMI	Issuer
For	For	1D. ELECTION OF DIRECTOR: JOHN B. LANDRY	Issuer
For	For	1E. ELECTION OF DIRECTOR: JOHN W. YOUNG	Issuer
For	For	2.. TO RATIFY THE APPOINTMENT OF EISNER, LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

DTS, INC.	5/15/2008	23335c101	DTSI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JOERG D. AGIN
For		C. ANN BUSBY

For	For	2. TO RATIFY AND APPROVE PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS OF THE COMPANY FOR FISCAL YEAR 2008.	Issuer
For	For	3. TO APPROVE AN AMENDMENT TO THE COMPANY'S 203. EQUITY INCENTIVE PLAN TO ADOPT A CASH AWARD PROGRAM THEREUNDER.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

ECOLLEGE.COM	7/30/2007	27887 e 100	ECLG

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. TO APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF MAY 14, 2007, BY AND AMONG THE COMPANY, PEARSON EDUCATION, INC., A DELAWARE CORPORATION, AND EPSILON ACQUISITION CORP., A DELAWARE CORPORATION.
Issuer
For	For
2. TO APPROVE ANY PROPOSAL TO ADJOURN OR POSTPONE THE SPECIAL MEETING TO A LATER DATE IF NECESSARY OR APPROPRIATE, INCLUDING AN ADJORNMENT OR POSTPONEMENT TO PROVIDE ADDITIONAL INFORMATION TO SHAREHOLDERS OR TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES IN FAVOR OF THE APPROVAL OF THE MERGER AGREEMENT.
Issuer
Against	For	3. IN ACCORDANCE WITH THE DISCRETION OF THE PROXY HOLDERS, TO ACT UPON ALL MATTERS INCIDENT TO THE CONDUCT OF THE MEETING AND UPON OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

HEIDRICK & STRUGGLES INTERNATIONAL, INC.	5/22/2008	422819102	HSII

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		L. KEVIN KELLY
For		ROBERT E. KNOWLING, JR.
For		GERARD R. ROCHE
For		V. PAUL UNRUH

For	For	2. TO RATIFY THE APPOINTMENT BY THE BOARD OF DIRECTORS OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

HENNESSY ADVISORS, INC.	1/24/2008	425885100	HNNA

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		NEIL J. HENNESSY
For		TERESA M. NILSEN
For		DANIEL B. STEADMAN
For		CHARLES W. BENNETT
For		HENRY HANSEL
For		BRIAN A. HENNESSY
For		RODGER OFFENBACH
For		DANIEL G. LIBARLE
For		THOMAS L. SEAVEY

Company Name	Meeting Date	CUSIP	Ticker

ICON PLC	7/23/2007	45103T107	ICLR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	None	1. TO RECEIVE THE ACCOUNTS AND REPORTS.	None
For	None	2. TO RE-ELECT MR. THOMAS LYNCH	None
For	None	3. TO RE-ELECT MR. BRUCE GIVEN	None
For	None	4. TO AUTHORISE THE FIXING OF THE AUDITORS' REMUNERATION	None
For	None	S5. TO AUTHORISE THE COMPANY TO ALLOT SHARES	None
For	None	S6. TO DISAPPLY THE STATUATORY PRE-EMPTION RIGHTS	None
For	None	S7. TO AUTHORISE THE COMPANY TO MAKE MARKET PUCHASES OF SHARES.	None

Company Name	Meeting Date	CUSIP	Ticker

INNERWORKINGS, INC.	6/19/2008	45773Y105	INWK

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JOHN R. WALTER
For		STEVEN E. ZUCCARINI
For		PETER J. BARRIS
For		SHARYAR BARADARAN
For		JACK M. GREENBERG
For		LINDA S. WOLF

For	For	2. RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP, AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.	Issuer
Against	For	3. AMENDMENT AND RESTATEMENT OF THE 2006 STOCK INCENTIVE PLAN.	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

INTERNAP NETWORK SERVICES CORPORATION	6/19/2008	45885A300	INAP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		EUGENE EIDENBERG*
For		WILLIAM HARDING*
For		DANIEL STANZIONE*
For		GARY PFEIFFER**

For	For	2. TO AMEND THE CERTIFICATE OF INCORPORATION.	Issuer
For	For	3. TO INCREASE THE NUMBER OF SHARES AVAILABLE FOR ISSUANCE PURSUANT TO THE AMENDED AND RESTATED INTERNAP NETWORK SERVICES CORPORATION 2005 INCENTIVE STOCK PLAN BY FOUR MILLION SHARES.	Issuer
For	For	4. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

THE KNOT, INC.	5/21/2008	499184109	KNOT

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		LISA GERSH
For		DAVID LIU

For	For
2. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM: TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2008
Issuer

Company Name	Meeting Date	CUSIP	Ticker

LIFECORE BIOMEDICAL, INC.	11/14/2007	532187101	LCBM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		DENNIS J. ALLINGHAM
For		MARTIN J. EMERSON
For		THOMAS H. GARRETT
For		LUTHER T. GRIFFITH
Withheld		RICHARD W. PERKINS
Withheld		JOHN E. RUNNELLS

For	For	2. PROPOSAL TO RATIFY AND APPROVE THE APPOINTMENT OF GRANT THORNTON LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE CURRENT FISCAL YEAR ENDING JUNE 30, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

LOOPNET, INC	5/29/2008	543524300	LOOP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		DENNIS CHOOKASZIAN
For		NOEL J. FENTON

For	For	2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG AS LOOPNET, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANT.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MARINEMAX, INC.	2/28/2008	567908108	HZO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		MICHAEL H. MCLAMB

For	For	1.APPROVAL OF 2008 EMPLOYEE STOCK PURCHASE PLAN.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MARKETAXESS HOLDINGS, INC.	6/5/2008	57060D108	MKTX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		RICHARD M. MCVEY
For		ROGER BURKHARDT
For		STEPHEN P. CASPER
For		DAVID G. GOMACH
For		CARLOS M. HERNANDEZ
For		RONALD M. HERSCH
For		JEROME S. MARKOWITZ
For		T. KELLEY MILLET
For		NICOLAS S. ROHATYN
For		JOHN STEINHARDT

For	For	2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer
Against	For	3. TO APPROVE THE MARKETAXESS HOLDINGS INC. 2008 CODE SECTION 162(M) PERFORMANCE INCENTIVE PROGRAM.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MCCORMICK & SCHMICK'S SEAFOOD RESTAURANT	5/22/2008	579793100	MSSR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: EMANUEL N. HILARIO	Issuer
For	For	1B ELECTION OF DIRECTOR: ELLIOT H. JURGENSEN, JR.	Issuer
For	For	1C ELECTION OF DIRECTOR: J. RICE EDMONDS	Issuer
For	For	1D ELECTION OF DIRECTOR: JEFFREY D. KLEIN	Issuer
Against	For	1E ELECTION OF DIRECTOR: DAVID B. PITTAWAY	Issuer
For	For	1F ELECTION OF DIRECTOR: JAMES R. PARISH	Issuer
For	For	1G ELECTION OF DIRECTOR: DOUGLAS L. SCHMICK	Issuer
For	For	2. RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE 2008 FISCAL YEAR.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MEASUREMENT SPECIALITIES, INC.	9/10/2007	583421102	MEAS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JOHN D. ARNOLD
For		FRANK GUIDONE
For		KENNETH E. THOMPSON

For	For	2. TO APPROVE THE AMENDMENT TO THE SECOND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE TOTAL NUMBER OF AUTHORIZED SHARES OF COMMON STOCKS FROM 20,000,000 TO 25,000,000.	Issuer
For	For	3. TO APPROVE THE AMENDMENT TO THE SECOND RESTATED CERTIFICATE OF INCORPORATION TO PROVIDE FOR THE INDEMNIFICATION OF DIRECTORS, OFFICERS, AND EMPLOYEES OF THE COMPANY.	Issuer
For	For	4. TO RATIFY THE SELECTION BY THE COMPANY OF KPMG LLP, INDEPENDENT PUBLIC ACCOUNTANTS, TO AUDIT THE FINANCIAL STATEMENTS OF THE COMPANY FOR THE FISCAL YEAR ENDING MARCH 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MORTON'S RESTAURANT GROUP INC.	5/14/2008	619430101	MRT

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		STEPHEN E. PAUL
For		DAVID B. PITTAWAY
For		DIANNE H. RUSSELL
For		ZANE TANKEL

For	For	2. PROPOSAL TO RATIFY THE RE-APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT AUDITORS.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MWI VETERINARY SUPPLY, INC.	2/6/2008	55402X105	MWIV

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		KEITH E. ALESSI
For		BRUCE C. BRUCKMANN
For		JAMES F. CLEARY
For		JOHN F. MCNAMARA
For		A. CRAIG OLSON
For		ROBERT N. REBHOLTZ, JR.
For		WILLIAM J. ROBISON

For	For	2. RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer
For	For	3. APPROVAL OF 2008 EMPLOYEE STOCK PURCHASE PLAN	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MERIDIAN BIOSCIENCE, INC.	1/22/2008	589584101	VIVO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JAMES A. BUZARD
For		JOHN A. KRAEUTLER
For		GARY P. KREIDER
For		WILLIAM J. MOTTO
For		DAVID C. PHILLIPS
For		ROBERT J. READY

For	For	2. TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS MERIDIAN'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2008.	Issuer
For	For	3. TO AMEND THE COMPANY'S AMENDED CODE OF REGULATIONS TO ALLOW THE BOARD OF DIRECTORS TO AMEND SUCH REGULATIONS WITHOUT SHAREHOLDER APPROVAL IN CERTAIN CIRCUMSTANCES.	Issuer
For	For	4. TO AMEND MERIDIAN'S 2004 EQUITY COMPENSATION PLAN, AMENDED AND RESTATED THROUGH JANUARY 19, 2006, TO PROVIDE 1,537,500 ADDITIONAL COMMON SHARES AVAILABLE FOR ISSUANCE.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MONOTYPE IMAGING HOLDING INC	6/6/2008	61022P100	TYPE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		DOUGLAS J. SHAW
For		PETER J. SIMONE

Company Name	Meeting Date	CUSIP	Ticker

NXSTAGE MEDICAL, INC. SPECIAL MEETING	10/1/2007	67072V103	NXTM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. TO APPROVE THE ISSUANCE OF 6,500,000 SHARES OF OUR COMMON STOCK, PLUS ANY ADDITIONAL SHARES OF COMMON STOCK ISSUABLE PURSUANT TO A POST-CLOSING WORKING CAPITAL ADJUSTMENT, PURSUANT TO THE STOCK PURCHASE AGREEMENT, AND ANY ADDITIONAL SHARES OF OUR COMMON STOCK, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
Issuer
Against	For
2. TO AMEND OUR 2005 STOCK INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES OF OUR COMMON STOCK WHICH MAY BE ISSUED PURSUANT TO THE PLAN BY ADDITIONAL 3,800,000 SHARES, OF WHICH NO MORE THAN 1,500,000 SHARES SHALL BE GRANTED AS RESTRICTED STOCK, RESTRICTED STOCK UNITS AND OTHER STOCK-BASED AWARDS.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

OXFORD INDUSTRIES, INC.	10/9/2007	691497309	OXM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		GEORGE C. GUYNN
For		JAMES A. RUBRIGHT
For		HELEN B. WEEKS
For		E. JENNER WOOD III

For	For
2. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, TO SERVE AS THE COMPANY'S INDPENDENT AUDITORS DURING THE FISCAL YEAR WHICH COMMENCED JUNE 2, 2007.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

OXFORD INDUSTRIES, INC.	6/16/2008	691497309	OXM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1A ELECTION OF DIRECTOR: CECIL D. CONLEE	Issuer
For	For	1B ELECTION OF DIRECTOR: J. REESE LANIER	Issuer
For	For	1C ELECTION OF DIRECTOR: DENNIS M. LOVE	Issuer
For	For	2. PROPOSAL TO RE-APPROVE THE OXFORD INDUSTRIES, INC. EXECUTIVE PERFORMANCE INCENTIVE PLAN.	Issuer
For	For	3. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP TO SERVE AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM DURING THE FISCAL YEAR WHICH COMMENCED FEBRUARY 3, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

PDF SOLUTIONS, INC.	5/22/2008	693282105	PDFS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		THOMAS CAULFIELD, PH.D.
For		ALBERT Y.C. YU, PH.D.
For		STEPHEN HEINRICHS

For	For	2. PROPOSAL TO RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

PRIVATEBANCORP, INC.	5/22/2008	742962103	PVTB

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		WILLIAM A. CASTELLANO
For		PATRICK F. DALY
For		C. MAYBERRY MCKISSACK
For		RALPH B. MANDELL
For		EDWARD W. RABIN, JR.
For		LARRY D. RICHMAN

For	For	2. PROPOSAL TO APPROVE THE PRIVATEBANCORP, INC. 2007 LONG-TERM INCENTIVE COMPENSATION PLAN.	Issuer
For	For	3. PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 39 MILLION TO 89 MILLION.	Issuer
For	For	4. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

PROS HOLDINGS INC	5/16/2008	74346Y103	PRO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		TIMOTHY V. WILLIAMS
For		GREGORY B. PETERSON
For		MARIETTE M. WOESTEMEYER

For	For	2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF PROS HOLDINGS, INC. FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

SANDERS MORRIS HARRIS GROUP INC.	5/22/2008	80000Q104	SMHG

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		GEORGE L. BALL
For		RICHARD E. BEAN
For		CHARLES W. DUNCAN, III
For		SCOTT B. MCCLELLAND
For		BEN T. MORRIS
For		A.W. NIEMI, JR., PH.D.
For		NOLAN RYAN
For		DON A. SANDERS
For		W. BLAIR WALTRIP

For	For	2. RATIFICATION OF THE APPOINTMENT OF KPMG, LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

SHUFFLE MASTER, INC.	3/26/2008	825549108	SHFL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

Withheld		MARK L. YOSELOFF
Withheld		GARRY W. SAUNDERS
Withheld		LOUIS CASTLE
Withheld		PHILLIP C. PECKMAN
Withheld		JAMES L. NELSON
Withheld		JOHN R. BAILEY

For	For	2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTANT FOR THE COMPANY FOR THE 2008 FISCAL YEAR.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

THE SPECTRANETICS CORPORATION	6/18/2008	84760C107	SPNC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		EMILE J. GEISENHEIMER
For		JOHN G. SCHULTE

For	For	2. APPROVAL OF AMENDMENT TO 2006 INCENTIVE AWARD PLAN	Issuer
For	For	3. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS	Issuer

Company Name	Meeting Date	CUSIP	Ticker

STEINER LEISURE LIMITED	6/12/2008	P8744Y102	STNR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		LEONARD I. FLUXMAN
For		M. STEINER WARSHAW
For		STEVEN J. PRESTON

For	For	2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE 2008 FISCAL YEAR.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

STIFEL FINANCIAL CORP.	6/4/2008	860630102	SF

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		ROBERT J. BAER
For		BRUCE A. BEDA
For		FREDERICK O. HANSER
For		RONALD J. KRUSZEWSKI
For		THOMAS P. MULROY
For		KELVIN R. WESTBROOK

For	For	2. PROPOSAL TO APPROVE THE EQUITY INCENTIVE PLAN FOR NON-EMPLOYEE DIRECTORS (2008 RESTATEMENT).	Issuer
For	For	3. PROPOSAL TO APPROVE THE 2001 STOCK INCENTIVE PLAN (2008 RESTATEMENT).	Issuer
For	For	4. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS STIFEL'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

THOMAS WEISEL PARTNERS GROUP LLC, INC.	12/14/2007	884481102	TWPG

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. APPROVE THE ISSUANCE OF COMMON STOCK FOR WESTWIND TRANSACTION: TO CONSIDER AND VOTE ON A PROPOSAL TO APPROVE THE ISSUANCE OF SHARES OF THOMAS WEISEL PARTNERS GROUP, INC. COMMON STOCK AS CONTEMPLATED BY THE ARRANGEMENT AGREEMENT, DATED AS OF SEPTEMBER 30, 2007, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
Issuer
For	For
2. APPROVE ADJOURNMENT OF MEETING, IF NECESSARY, TO CONDUCT OTHER BUSINESS: TO CONDUCT ANY OTHER BUSINESS THAT PROPERLY COMES BEFORE THE SPECIAL MEETING AND ANY ADJOURNMENT OR POSTPONEMENT OF THE SPECIAL MEETING, INCLUDING ANY PROPOSAL TO ADJOURN THE MEETING TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE PROPOSAL REFERRED TO IN ITEM 1.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

THOMAS WEISEL PARTNERS GROUP LLC, INC.	5/19/2008	884481102	TWPG

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		THOMAS W. WEISEL
For		MATTHEW R. BARGER
Withheld		MICHAEL W. BROWN
For		B. KIPLING HAGOPIAN
For		TOMOTHY A. KOOGLE
For		MICHAEL G. MCCAFFERY
For		THOMAS I.A. ALLEN
Withheld		ALTON F. IRBY III

For	For
2. RATIFY APPOINTMENT OF INDEPENDENT AUDITORS: TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.
Issuer
Against	For	3. TO AMEND THE COMPANY'S EQUITY INCENTIVE PLAN	Issuer

Company Name	Meeting Date	CUSIP	Ticker

TRINITY BIOTECH PLC	10/1/2007	896438306	TRIB

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. THAT THE DIRECTORS ARE AUTHORIZED TO DELIST FROM THE IRISH STOCK EXCHANGE.	Issuer
Against	For	2. THAT IN CONNECTION WITH ANY FUTURE FINANCING THE DIRECTORS ARE AUTHORIZED TO ISSUE UP TO THE REMAINING UNISSUED AUTHORIZED SHARE CAPITAL OF THE COMPANY AT THAT TIME.	Issuer
For	For	S3. THAT PRE-EMPTION RIGHTS SHALL NOT APPLY TO ANY "A" ORDINARY SHARES ISSUED IN ACCORDANCE WITH RESOLUTION 2.	Issuer
Against	For	4. THAT THE AUTHORIZED SHARE CAPITAL OF THE COMPANY BE INCREASED TO 200,000,000 "A" ORDINARY SHARES.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

TRINITY BIOTECH PLC	6/9/2008	896438306	TRIB

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. TO RECEIVE AND CONSIDER THE FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2007 TOGETHER WITH THE REPORTS OF THE DIRECTORS AND AUDITORS THEREIN.	Issuer
For	For	2. TO RE-ELECT MR. DENIS BURGER AS A DIRECTOR WHO RETIRES BY ROTATION AND BEING ELIGIBLE OFFERS HIMSELF FOR RE-ELECTION.	Issuer
For	For	3. TO AUTHORISE THE BOARD OF DIRECTORS TO FIX THE AUDITOR'S REMUNERATION.	Issuer
For	For
S4 THAT THE COMPANY AND/OR SUBSIDIARY OF THE COMPANY BE GENERALLY AUTHORISED TO MAKE ONE OR MORE MARKET PURCHASES (WITHIN THE MEANING OF SECTION 212 OF THE COMPANIES ACT, 1990), ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
Issuer
For	For
S5 THAT SUBJECT TO THE PASSING OF RESOLUTION 4 ABOVE AND TO THE PROVISIONS OF THE COMPANIES ACT, 1990 FOR THE PURPOSES OF SECTION 209 OF THE COMPANIES ACT, 1990, THE RE-ISSUE PRICE RANGE AT WHICH A TREASURY SHARE MAY BE RE-ISSUED OFF-MARKET.
Issuer
Against	For
S6 THAT THE DIRECTORS, BEING GENERALLY AUTHORISED IN THAT REGARD, BE AND HEREBY EMPOWERED PURSUANT TO SECTION 24 OF THE COMPANIES ACT, 1983 TO ALLOT EQUITY SECURITIES BY WAY OF FUTURE FINANCING, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

TUESDAY MORNING CORP.	11/7/2007	899035505	TUES

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		BENJAMIN D. CHERESKIN
Against		KATHLEEN MASON
For		WILLIAM J. HUNCKLER III
For		ROBIN P. SELATI
For		HENRY F. FRIGON
For		BRUCE A. QUINNELL

Against	For	2. APPROVAL OF AN AMENDMENT TO OUR 1997 LONG-TERM EQUITY INCENTIVE PLAN TO EXTEND THE TERM OF THE PLAN.	Issuer
Against	For	3. APPROVAL OF AN AMENDMENT TO OUR 2004 LONG-TERM EQUITY INCENTIVE PLAN TO INCREASE THE AGGREGATE NUMBER OF SHARES WITH RESPECT TO WHICH RESTRICTED STOCK AWARDS MAY BE GRANTED UNDER THE PLAN.	Issuer
For	For	4. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2008.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

UNIVERSAL TECHNICAL INSTITUTE, INC.	2/27/2008	913915104	UTI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

Against		CONRAD A. CONRAD
Against		KIMBERLY J. MCWATERS

For	For	2. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

VALUE LINE, INC.	8/30/2007	920437100	VALU

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		H.A. BRECHER
For		E.A. BUTTNER
For		J.B. BUTTNER
For		J. EAKMAN
For		D.T. HENIGSON
For		H. PARDES
For		M.N. RUTH
For		E. SHANAHAN

Name of Fund: Buffalo International Fund
Period: July 1, 2007 - June 30, 2008

Company Name	Meeting Date	CUSIP	Ticker

ABB LTD	5/8/2008	375204	ABB

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	2. APPROVAL OF THE ANNUAL REPORT, THE CONSOLIDATED FINANCIAL STATEMENTS AND THE ANNUAL FINANCIAL STATEMENTS FOR 2007.	Issuer
For	For	3. APPROVAL OF THE DISCHARGE OF THE BOARD OF DIRECTORS AND THE PERSONS ENTRUSTED WITH MANAGEMENT.	Issuer
For	For	4. APPROVAL OF APPROPRIATION OF AVAILABLE EARNINGS AND RELEASE OF LEGAL RESERVES.	Issuer
Against	For	5. APPROVAL OF THE CREATION OF ADDITIONAL CONTINGENT SHARE CAPITAL.	Issuer
For	For	6. APPROVAL OF THE CAPITAL REDUCTION THROUGH NOMINAL VALUE REPAYMENT.	Issuer
For	For	7. APPROVAL OF THE AMENDMENT TO THE ARTICLES OF INCORPORATION RELATED TO THE CAPITAL REDUCTION.	Issuer
For	For	8A APPROVAL OF THE GENERAL AMENDMENTS TO THE ARTICLES OF INCORPORATION: AMENDMENT TO ARTICLE 8 PARA. 1 OF THE ARTICLES OF INCORPORATION.	Issuer
For	For	8B APPROVAL OF THE GENERAL AMENDMENTS TO THE ARTICLES OF INCORPORATION: AMENDMENT TO ARTICLE 19(I) OF THE ARTICLES OF INCORPORATION.	Issuer
Against	For	8C APPROVAL OF THE GENERAL AMENDMENTS TO THE ARTICLES OF INCORPORATION: AMENDMENT TO ARTICLE 20 OF THE ARTICLES OF INCORPORATION.	Issuer
For	For	8D APPROVAL OF THE GENERAL AMENDMENTS TO THE ARTICLES OF INCORPORATION: AMENDMENT TO ARTICLE 22 PARA. 1 OF THE ARTICLES OF INCORPORATION.	Issuer
For	For	8E APPROVAL OF THE GENERAL AMENDMENTS TO THE ARTICLES OF INCORPORATION: AMENDMENT TO ARTICLE 28 OF THE ARTICLES OF INCORPORATION.	Issuer
For	For	9A APPROVAL OF THE ELECTIONS TO THE BOARD OF DIRECTORS, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH: HUBERTUS VON GRUNBERG, GERMAN, RE-ELECT AS A DIRECTOR.	Issuer
For	For	9B APPROVAL OF THE ELECTIONS TO THE BOARD OF DIRECTORS, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH: ROGER AGNELLI, BRAZILIAN, RE-ELECT AS A DIRECTOR.	Issuer
For	For	9C APPROVAL OF THE ELECTIONS TO THE BOARD OF DIRECTORS, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH: LOUIS R. HUGHES, AMERICAN, RE-ELECT AS A DIRECTOR.	Issuer
For	For	9D APPROVAL OF THE ELECTIONS TO THE BOARD OF DIRECTORS, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH: HANS ULRICH MARKI, SWISS, RE-ELECT AS A DIRECTOR.	Issuer
For	For	9E APPROVAL OF THE ELECTIONS TO THE BOARD OF DIRECTORS, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH: MICHEL DE ROSEN, FRENCH, RE-ELECT AS A DIRECTOR.	Issuer
For	For	9F APPROVAL OF THE ELECTIONS TO THE BOARD OF DIRECTORS, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH: MICHAEL TRESCHOW, SWEDISH, RE-ELECT AS A DIRECTOR.	Issuer
For	For	9G APPROVAL OF THE ELECTIONS TO THE BOARD OF DIRECTORS, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH: BERND W. VOSS, GERMAN, RE-ELECT AS A DIRECTOR.	Issuer
For	For	9H APPROVAL OF THE ELECTIONS TO THE BOARD OF DIRECTORS, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED HEREWITH: JACOB WALLENBERG, SWEDISH, RE-ELECT AS A DIRECTOR.	Issuer
For	For	10. APPROVAL OF THE ELECTION OF THE AUDITORS.	Issuer
Abstain	For	11. IN CASE OF AD-HOC MOTIONS DURING THE ANNUAL GENERAL MEETING, I AUTHORIZE MY PROXY TO ACT AS FOLLOWS.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

ADIDAS AG	5/8/2008	4031976

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Presentation of the financial statements and annual report for the 2007 FY With the report of the Supervisory Board and the group financial statements and annual report	Issuer
For	For
2. Resolution on the appropriation of the distributable profit of EUR 128,545,221.54 as follows: Payment of a dividend of EUR 0.50 per entitled share EUR 27,780,741.54 shall be carried forward Ex-dividend and payable date: 09 May 2008
Issuer
For	For	3. Ratification of the acts of the Board of Managing Directors	Issuer
For	For	4. Ratification of the acts of the Supervisory Board	Issuer
For	For	5. Amendment to Section 18 of the Articles of Association the member of the nominating Committee of the Supervisory Board shall receive no additional remuneration	Issuer
Against	For
6. Resolution on the renewal of the authorized capital, and the corresponding amendments to the Articles of Association the unused authorization to increase the share capital by up to EUR 6, 250,000 on or before 19 JUN 2008, shall be revoked the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to EUR 12,000,000 through the issue of new shares against payment in cash and/or kind, during the next 3 years [authorized capital 2008] the Board of Managing Directors shall be authorized to decide upon the exclusion of shareholders subscription rights
Issuer
For	For
7. Authorization to acquire own shares the Board of Managing Directors shall be authorized to acquire shares of the company of up to 10% of its share capital, at prices neither more than 20% below, nor more than 15% above, the market price, on or before 07 NOV 2009 the Board of Managing Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or a rights offering if the shares are sold at a price not materially below their market price, or to use the shares for acquisition purposes for the satisfaction of option or conversion rights, or within the Company Stock Option Plan, and to retire the shares in addition, the Supervisory Board shall be authorized to grant the shares to Members of the Board of Managing Directors as remuneration in the form of a stock bonus the previous authorization, given on 10 May 2007, shall be revoked
Issuer
Against	For	8. Approval of the use of derivatives [call and put options] for the purpose of acquiring own shares as per item 7	Issuer
For	For
9. Appointment of Auditors for the 2008 FY KPMG, Frankfurt Entitled to vote are those shareholders of record on 17 APR 2008, who provide written evidence of such holding and who register with the company on or before 30 APR 2008
Issuer

Company Name	Meeting Date	CUSIP	Ticker

AMDOCS LIMITED	1/23/2008	G02602103	DOX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		BRUCE K. ANDERSON
For		ADRIAN GARDNER
For		CHARLES E. FOSTER
For		JAMES S. KAHAN
For		DOV BAHARAV
For		JULIAN A. BRODSKY
For		ELI GELMAN
For		NEHEMIA LEMELBAUM
For		JOHN T. MCLENNAN
For		ROBERT A. MINICUCCI
For		SIMON OLSWANG
For		MARIO SEGAL

Against	For
2. APPROVAL OF AMENDMENT OF THE 1998 STOCK OPTION AND INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE THEREUNDER AND TO MAKE OTHER CHANGES AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT.
Issuer
Against	For	3. APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS FOR FISCAL YEAR 2007.	Issuer
For	For	4. RATIFICATION AND APPROVAL OF ERNST & YOUNG LLP AND AUTHORIZATION OF AUDIT COMMITTEE OF BOARD TO FIX REMUNERATION.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

AMERICA MOVIL, S.A.B. DE C.V.	4/29/2008	02364W105	AMX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	None
I APPOINTMENT OR, AS THE CASE MAY BE, REELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS OF THE COMPANY THAT THE HOLDERS OF THE SERIES "L" SHARES ARE ENTITLED TO APPOINT. ADOPTION OF RESOLUTIONS THEREON.
Issuer
For	None	II APPOINTMENT OF DELEGATES TO EXECUTE AND, IF APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

AMVESCAP PLC	5/14/2008	B28XP76

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1.1 Elect Mr. Rex D. Adams as the Chairman and Non-executive Director, until the AGM of the shareholders in 2011	Issuer
For	For	1.2 Elect Sir John Banham as a Non-executive Director, until the AGM of the shareholders in 2011	Issuer
For	For	1.3 Elect Mr. Denis Kessler as a Non-executive Director, until the AGM of the shareholders in 2011	Issuer
For	For	2. Appoint the Ernst & Young LLP as the Company's Independent registered public firm for the FYE 31 DEC 2008	Issuer
Against	For	3. Approve the Company's 2008 Global Equity Incentive Plan	Issuer
Against	For	4. Approve the Company's Executive Incentive Bonus Plan	Issuer
None	None	5. Any other business	None

Company Name	Meeting Date	CUSIP	Ticker

AUTOLIV, INC.	5/6/2008	52800109	ALV

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JAN CARLSON
For		SUNE CARLSSON
For		WILLIAM E. JOHNSTON JR.
For		S. JAY STEWART

For	For	2. APPROVAL OF ERNST & YOUNG AB AS INDEPENDENT AUDITORS OF THE COMPANY.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BAOYE GROUP COMPANY LTD	6/15/2008	6649667

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the report of the Board [Board] of Directors [Directors] of the Company for the year 2007	Issuer
For	For	2. Approve the report of the Supervisory Committee of the Company for the year 2007	Issuer
For	For	3. Approve the audited consolidated financial statements of the Company and its subsidiaries ["Group"] and the report of the Auditors' of the Company for the YE 31 DEC 2007	Issuer
For	For	4. Authorize the Board to decide the matters relating to the payment of final dividend for the year 2007	Issuer
For	For	5.A Re-appoint PricewaterhouseCoopers as the Company's International Auditors and authorize the Board to fix their remuneration	Issuer
For	For	5.B Re-appoint Shine Wing CPAs as the Company's PRC Statutory Auditors and authorize the Board to fix their remuneration	Issuer
For	For	6.A Approve the re-election of Mr. Pang Baogen as an Executive Director and authorize the Board to fix his remuneration	Issuer
For	For	6.B Approve the re-election of Mr. Gao Jiming as an Executive Director and authorize the Board to fix their remuneration	Issuer
For	For	6.C Approve the re-election of Mr. Gao Lin as an Executive Director and authorize the Board to fix his remuneration	Issuer
For	For	6.D Approve the re-election of Mr. Zhou Hanwan as an Executive Director and authorize the Board to fix his remuneration	Issuer
For	For	6.E Approve the re-election of Mr. Wang Rongfu as an Executive Director and authorize the Board to fix his remuneration	Issuer
For	For	6.F Approve the re-election and re-designation of Mr. Hu Shaozeng as an Independent Non-Executive Director and authorize the Board to fix his remuneration	Issuer
For	For	6.G Approve the re-election of Mr. Wang Youwei as an Independent Non-Executive Director and authorize the Board to fix his remuneration	Issuer
For	For	6.H Approve the re-election of Mr. Yi Deqing as an Independent Non-Executive Director and authorize the Board to fix his remuneration	Issuer
For	For	6.I Approve the re-election of Mr. Chan Yin Ming, Dennis as an Independent Non-Executive Director and authorize the Board to fix his remuneration	Issuer
For	For	6.J Approve the re-election of Mr. Sun Chuanlin as an Independent Non-Executive Director and authorize the Board to fix his remuneration	Issuer
For	For	7.A Approve the re-election of Mr. Chen Xingquan as an Independent Supervisor and authorize the Board to fix his remuneration	Issuer
For	For	7.B Approve the re-election of Mr. Li Yongsheng as an Independent Supervisor and authorize the Board to fix his remuneration	Issuer
For	For	7.C Approve the re-election of Mr. Zhang Xindao as an Independent Supervisor and authorize the Board to fix his remuneration	Issuer
Against	For	8. Approve any motion proposed by any shareholder of the Company holding 5% or more of the shares with voting rights at such meeting, if any	Issuer
Against	For
S.9 Authorize the Directors of the Company, pursuant to The Rules [Listing Rules] Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited [Stock Exchange] [as the same may be amended from time to time] and the Company Law of the PRC [PRC Company Law], to allot and issue new shares and dispose outstanding shares of the Company individually and collectively and to determine the terms and conditions for the Directors to exercise their allotment and issue of new shares include, inter alia: i) the type and number of new shares to be issued; ii) the issue price of the new shares; iii) the date for the commencement and closing of the issue; iv) the class and the number of new share to be issued to the existing shareholders; v) to make, execute or grant offer proposals, agreements and options as may be necessary in the exercise of such powers; vi) all other matters in relation thereto; to make or grant offer proposals, agreements and options as required or may be required in the exercise of such powers during the relevant period or after the expiry of the relevant period; the total nominal amount of overseas listed foreign
Issuer

shares, domestic shares and non-H foreign shares [other than those issued under the PRC Company Law and the Articles of Association of the Company by the capitalization of the statutory capital reserve fund] to be allotted shall not exceed 20% of such class of the shares of the Company existing in issue; the Directors of the Company shall comply with the PRC Company Law and the listing rules and obtain the approval from the China Securities regulatory Commission; [Authority expires the earlier of the conclusion of the AGM of the Company or 12 months]; subject to the approval by the relevant authorities of the PRC and pursuant to the PRC Company Law, to increase the registered capital of the Company to the required amount respectively and attend to the relevant registration procedures with the relevant authorities in the PRC, Hong Kong or such other relevant place; and, subject to the approval by the relevant authorities of the PRC, to make appropriate and necessary amendments to the Articles of Association of the Company, so as to reflect the changes in the capital of the Company that may have arisen under this mandate

Company Name	Meeting Date	CUSIP	Ticker

BAYER AG, LEVERKUSEN	4/25/2008	5069211

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Presentation of the financial statements and annual report for the 2007 FY with the report of the Supervisory Board, the Group financial statements and Group annual report, and resolution on the appropriation of the distributable profit of EUR 1,031,861,592 as follows: payment of a dividend of EUR 1.35 per entitled share ex-dividend and payable date: 26 APR 2008
Issuer
For	For	2. Ratification of the acts of the Board of Managing Directors	Issuer
For	For	3. Ratification of the acts of the Supervisory Board	Issuer
For	For
4. Renewal of the authorization to acquire own shares the Board of Managing Directors shall be authorized to acquire shares of the Company of up to 10% of its share capital, at a price not differing more than 10% from the market price of the shares, on or before 24 OCT 2009; the Board of Managing Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or an offer to all shareholders if t he shares are sold at a price not materially below their market price, to use the shares in connection with mergers and acquisitions or within the scope of the Company's Stock Option Plans, and to retire the shares
Issuer
Against	For
5. Resolution on the issue of convertible and/or war-rant bonds, profit-sharing rights or participating bonds (authorization I), the creation of contingent capital, and the corresponding amendment to the Articles of Association the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bearer bonds or rights of up to EUR 6,000,000,000 on or before 24 APR 2013, the bonds shall confer convertible and/or option rights for shares of the Company shareholders shall be granted subscription rights except for residual amounts, for the is-sue of bonds to holders of option or conversion rights, for the issue of bonds conferring convertible and/or option rights for shares of the Company of up to 10% of the share capital at a price not materially below their theoretical market value, and for the issue profit-sharing right s or participating bonds with debenture like features, the Company's share capital shall be increased accordingly by up to EUR 195,584 through the issue of up to 76,400,000 new no-par shares, insofar as convertible and/or option rights are
Issuer
exercised (contingent capital 2008 I)
Against	For
6. Resolution on the issue of convertible and/or war-rant bonds, profit-sharing rights or participating bonds (authorization II), the creation of contingent capital, and the corresponding amendment to the Articles of Association the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bearer bonds or rights of up to EUR 6,000,000,000 on or before 24 APR 2013. the bonds shall confer convertible and/or option rights for shares of the Company shareholders shall be granted subscription rights except for residual amounts, for the issue of bonds to holders of option and conversion rights, for the issue of bonds conferring convertible and/or option rights for shares of the Company of up to 10% of the share capital at a price not materially below their theoretical market value, and for the issue profit-sharing rights or participating bonds with debenture like features the Company's share capital shall be increased accordingly by up to EUR 195,584 through the issue of up to 76,400,000 new no-par shares, insofar as convertible and/or option rights are
Issuer
exercised (contingent capital 2008 II)
For	For
7. Approval of the control and profit transfer agreements with the Company's wholly-owned Subsidiaries Fuenfte Bayer VV GmbH, Sechste Bayer VV GmbH and Erste Bayer VV AG as the transfer-ring Companies, effective for a period of at least 5 years
Issuer
For	For	8. Appointment of the Auditors for the 2008 FY: PricewaterhouseCoopers AG, Essen	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BAYER AG, LEVERKUSEN	4/25/2008	5069211

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Presentation of the financial statements and annual report for the 2007 FY with the report of the Supervisory Board, the Group financial statements and Group annual report, and resolution on the appropriation of the distributable profit of EUR 1,031,861,592 as follows: payment of a dividend of EUR 1.35 per entitled share ex-dividend and payable date: 26 APR 2008
Issuer
For	For	2. Ratification of the acts of the Board of Managing Directors	Issuer
For	For	3. Ratification of the acts of the Supervisory Board	Issuer
For	For
4. Renewal of the authorization to acquire own shares the Board of Managing Directors shall be authorized to acquire shares of the Company of up to 10% of its share capital, at a price not differing more than 10% from the market price of the shares, on or before 24 OCT 2009; the Board of Managing Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or an offer to all shareholders if t he shares are sold at a price not materially below their market price, to use the shares in connection with mergers and acquisitions or within the scope of the Company's Stock Option Plans, and to retire the shares
Issuer
Against	For
5A Resolution on the issue of convertible and/or war-rant bonds, profit-sharing rights or participating bonds (authorization I), the creation of contingent capital, and the corresponding amendment to the Articles of Association; the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bearer bonds or rights of up to EUR 6,000,000,000 on or before 24 APR 2013, the bonds shall confer convertible and/or option rights for shares of the Company shareholders shall be granted subscription rights except for residual amounts, for the is-sue of bonds to holders of option or conversion rights, for the issue of bonds conferring convertible and/or option rights for shares of the Company of up to 10% of the share capital at a price not materially below their theoretical market value, and for the issue profit-sharing right s or participating bonds with debenture like features
Issuer
Against	For
5B Resolution on the issue of convertible and/or war-rant bonds, profit-sharing rights or participating bonds (authorization I), the creation of contingent capital, and the corresponding amendment to the Articles of Association; the Company's share capital shall be increased accordingly by up to EUR 195,584 through the issue of up to 76,400,000 new no-par shares, insofar as convertible and/or option rights are exercised (contingent capital 2008 I)
Issuer
Against	For
6A Resolution on the issue of convertible and/or war-rant bonds, profit-sharing rights or participating bonds (authorization II), the creation of contingent capital, and the corresponding amendment to the Articles of Association; the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bearer bonds or rights of up to EUR 6,000,000,000 on or before 24 APR 2013. the bonds shall confer convertible and/or option rights for shares of the Company shareholders shall be granted subscription rights except for residual amounts, for the issue of bonds to holders of option and conversion rights, for the issue of bonds conferring convertible and/or option rights for shares of the Company of up to 10% of the share capital at a price not materially below their theoretical market value, and for the issue profit-sharing rights or participating bonds with debenture like features
Issuer
Against	For
6B Resolution on the issue of convertible and/or war-rant bonds, profit-sharing rights or participating bonds (authorization II), the creation of contingent capital, and the corresponding amendment to the Articles of Association; the Company's share capital shall be increased accordingly by up to EUR 195,584 through the issue of up to 76,400,000 new no-par shares, insofar as convertible and/or option rights are exercised (contingent capital 2008 II)
Issuer
For	For
7. Approval of the control and profit transfer agreements with the Company's wholly-owned Subsidiaries Fuenfte Bayer VV GmbH, Sechste Bayer VV GmbH and Erste Bayer VV AG as the transfer-ring Companies, effective for a period of at least 5 years
Issuer
For	For	8. Appointment of the Auditors for the 2008 FY: PricewaterhouseCoopers AG, Essen	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BOLSA DE MERCADORIAS & FUTUROS BM&F, SAO PAUL	2/26/2007	B29NBB1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1.Approve to take over CMEG Brazil 2 Participacoes LTDA, a Company with Corporate Taxpayer ID CNPJ number 09.285.747/0001 08 [CMEG2], under the terms of the merger protocol and justification entered into by the administrators of the Company and the shareholders in CMEG2 on 22 JAN 2008, in light of the operational, commercial and reciprocal investment agreement entered into between the Company and CME Group Inc
Issuer
For	For
2. Elect 2 new Members for the Board of Directors, 1 being characterized as an Independent and the other appointed by CME Group Inc., increasing the number of Members of the Board of Directors of the Company from 9 to 11
Issuer
For	For
3. Amend the Corporate Bylaws of the Company: i) Article 5, with the increase in the amount of Corporate capital, from BRL 901,877,292.00 to BRL 1,010,785, 800.00, divided into 1,010,785,800 common shares, as a result of the increase in capital decided by the Board of Directors on 18 DEC 2007, and approve the takeover operation of CMEG2 by the general meeting; ii) Articles 16, 29(viii) and (4), 38,52 to 55, and 57 to 61, to adapt the regimen and structure of the Company's self regulatory bodies to the provision in CVM instruction 461, dated 23 OCT 2007; iii) Articles 69 and 70 (6) and (7), to adapt the limits of shareholder interests in the Company's capital to the provisions in CVM instruction 461, dated 23 OCT 2007; iv) Articles 35(vii), and 47, in relation to the creation and structure of the consultative chambers and of the standardization, classification and arbitration technical commissions; v) Article 45(i), (ii) and (iv), in relation to how the norms committee will Act; vi) Articles 29(xxi) and (xxii) and (2), 30(1) and (3), 35(xvii ), (xxii) and (2), 42(vii), and 44, to adapt other
Issuer
matters from the Corporate Bylaws to the regimen or the wording of CVM instruction 461, dated 23 OCT 2007

Company Name	Meeting Date	CUSIP	Ticker

BOLSA DE MERCADORIAS & FUTUROS BM&F, SAO PAUL	n/a	B29NBB1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	n/a	1. Director	Issuer

For	For	1.Approve the Board of Directors annual report, the financial statements and Independent Auditor's report relating to FYE 31 DEC 2007	Issuer
For	For	2. Approve to decide on the allocation of the result of the FY and on the distribution of dividends	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BOLSA DE MERCADORIAS & FUTUROS BM&F, SAO PAUL	5/8/2008	B29NBB1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Approve the Merger Protocol and justification entered into by the administrators of Bmef and Nova Bolsa S.A., a share corporation, with its headquarters in the city of Sao Paulo, state of Sao Paulo, at Praca Antonio Prado 48, 7th floor, with corporate taxpayer ID CNPJ MF number 09.346.601 0001 25 Nova Bolsa on 17 APR 2008
Issuer
For	For
2. Ratify the appointment of KPMG Auditors Independents, a Company with corporate taxpayer ID CNPJ MF number 57.755.217 0001 29 and registered at the regional accounting council Consel Ho Regional De Contabilidade, or CRC number 2SP014428 o6, with its headquarters in the city of Sao Paulo, state of Sao Paulo, at Rua Dr. Renato Paes De Barros 33 KPMG as the specialized Company responsible for the evaluation of the net assets of Bmef at their respective book value and for the preparation of the evaluation report of Bmef, under the terms of the protocol valuation report
Issuer
For	For	3. Approve and discuss the valuation report	Issuer
For	For	4. Approve the merger of Bmef By Nova Bolsa merger, with the consequent extinction of Bmef, under the terms of the protocol	Issuer
For	For
5. Authorize the Administrators of Bmef to subscribe to the shares to be issued by Nova Bolsa as a result of the merger, as well as to carry out all acts necessary for the implementation and formalization of the merger, under the terms of the protocol issuer

Company Name	Meeting Date	CUSIP	Ticker

BOLSA DE MERCADORIAS & FUTUROS BM&F, SAO PAUL	5/8/2008	B29NBB1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
A. Approve to decide concerning the merger, by the Company of the shares issued by Bovespa Holding S.A., a Company with headquarters in the city of Sao Paulo state of Sao Paulo, at RUA XV DE Novembro 275, with Corporate taxpayer Id CNPJ MF No. 08.695.953 0001 23, Bovespa Holding, under the terms and conditions provided in the protocol and justification for the merger of shares entered into between the administrations of the Company and Bovespa Holding on 17 APR 2008 merger, as part of the corporate restructuring Corporate restructuring the purpose of which is to integrate the activities of Bovespa Holding and of BOLSA DE MERCADORIAS E FUTUROS BMEF S.A, BMEF, the object of the joint material f act of BMEF and Bovespa Holding published on 18 APR 2008
Issuer
For	For
B. Grant authority the increase in the share capital of the Company, through the issuance, for private subscription, of common shares and redeemable preferred shares to be subscribed for and paid in by the administrators of Bovespa Holding as a result of the contribution of the shares into which the share capital of Bovespa holding is divided to the capital of the Company, as a result of the merger
Issuer
For	For
C. Ratify the nomination of Deloitte Touche Tohmatsu Consultores Ltda, as the specialized Company responsible for the valuation that established the market value of the shares in Bovespa Holding to be merged by the Company, as well as to decide on the evaluation report prepared by Deloitte Touche Tohmatsu Consultores
Issuer
For	For	D. Approve to decide concerning the redemption of all of the preferred shares of the Company issued in the manner provided in item 'B' above	Issuer
For	For	E. Approve to change the Corporate name of the Company from NOVA Bolsa S.A. to BMEF Bovespa S.A., Bolsa DE Valor Es, Mercadorias E futuros	Issuer
For	For	F. Approve to fully rewrite the Corporate Bylaws of the Company	Issuer
For	For	G. Elect the Board of Directors of the Company and approve to set the remuneration of the administration for the 2008 FY	Issuer
Against	For	H. Ratify the Stock Option Plan of the Company	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BOLSAS Y MERCADOS ESPANOLES SOCIEDAD HOLDING DE ME	4/29/2008	B18S767

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the annual accounts, balance sheet, profit and loss account and notes to the account and management report	Issuer
For	For	2. Approve the application of profits for the YE 2007	Issuer
For	For	3. Approve the Distribution of an extra dividend chargeable to voluntary reserves subject to the, approve of the application of 2007 profits	Issuer
For	For	4.1 Re-appoint Mr. Don Jose Andres Barreiro Hernandez as a Director for 4 Year Period, in conformity with Article 38.1 of the Articles of Association	Issuer
For	For	4.2 Appoint Mr. Don Ricardo Laiseca Asla, as a Director who was Co-opted onto the Board on 25 JUL 2007 for a 4 Year Period, in conformity with Article 38.1 of the Articles of Association	Issuer
For	For	4.3 Appoint Mr. Don Mariano Perez Claver, who was Co-opted onto the Board on 25 JUL 2007, for a 4 Year Period, in conformity with Article 38.1 of the Articles of Association	Issuer
For	For	5. Approve the remuneration of the Chairman, in conformity with Article 40 of the Articles of Association	Issuer
For	For	6. Adopt the new pension scheme for the Chairman in case of Decease, Disability or Retirement	Issuer
For	For	7. Approve the Directors remuneration, in conformity with the Article 40 of the Articles of Association	Issuer
For	For
8. Approve the middle term remuneration Plan for the Company and its Subsidiaries, in favor of the management, including the Executive Directors in accordance with the Article 130 and additional provision 4 of the Spanish Limited Companies Act
Issuer
For	For
9. Re-appoint Ley De Sociedades Anonimas, of Deloitte, Sociedad Limitada, as the Auditors of the Company and with the provisions in Article 204 of the Spanish Limited Companies consolidation Act, for a 1 year period
Issuer
For	For
10. Authorize the Board for the acquisition of own shares, either directly or via group of Companies in conformity; with the provisions of Section 75 of the Spanish Limited Companies Act, establishing the limits and requirements for these acquisitions, delegation to the board the necessary powers to execute the agreement by the General Meeting
Issuer
For	For	11. Approve the Delegation powers to execute, rectify, clarify, construe, complement and record the resolution	Issuer
For	None	12. Transact any other business	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BOVESPA HOLDING SA	4/10/2008	B28CWH2

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the Board of Director's annual report, the financial statements and Independent Auditor's report relating to FY ending 31 DEC 2007	Issuer
For	For
2. Approve the allocation of the net profits from the FY that ended on 31 DEC 2007, ratify the distribution of interest on own capital and the distribution of dividends equivalent to BRL 0.0715 per share, considering the quantity of shares existing on this date [705,406,680 common shares]
Issuer
For	For	3. Approve to set the global remuneration of the Board of Directors and Directors for the FY ending	Issuer

Company Name	Meeting Date	CUSIP	Ticker

BOVESPA HOLDING SA	5/8/2008	B28CWH2

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
A. Approve to verify the increase of the share capital of the Company by up to BRL 30,844,824.00, because of the issuance of 14,618,400 common shares resulting from the exercise of the shares purchase options of the beneficiaries of the recognition program of the Company, with the consequent amendment of Article 5 of the By-laws
Issuer
For	For
B. Approve the merger of the shares issued by the Company by Nova Bolsa S.A., a Company with its headquarters in the city of Sao Paulo, state of Sao Paulo at Paraca Antonio Prado, 48, 7th floor, downtown, with corporate taxpayer ID number CNPJ MF 09.346.601 0001 25 Nova Bolsa, in accordance with the terms and conditions in the protocol and justification of merger of shares signed by the administrators of the Company and Nova Bolsa on 17 APR 2008 merger, as a part of the corporate restructuring that has its objective to integrate the activities of the Company and of Bolsa De Mercadorias E Futuros BMEF S.A. BMEF
Issuer
For	For	C. Authorize the subscription, by the administrators of the Company, for the shares to be issued by nova Bolsa as a result of the merger	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CADBURY SCHWEPPES PLC	4/11/2008	127209302	CSG

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	CA1 TO CONSIDER, AND IF THOUGHT FIT, TO APPROVE (WITH OR WITHOUT MODIFICATION) THE SCHEME OF ARRANGEMENT REFERRED TO IN THE NOTICE OF COURT MEETING DATED 19 MARCH, 2008.	Issuer
For	For	EB1 TO APPROVE THE SCHEME OF ARRANGEMENT (WITH OR WITHOUT MODIFICATION), THE AMENDMENTS TO THE ARTICLES OF ASSOCIATION AND OTHER RELATED MATTERS.	Issuer
For	For	EB2 TO APPROVE, SUBJECT TO THE PASSING OF RESOLUTION 1, THE DEMERGER OF AMERICAS BEVERAGES, INCLUDING THE CADBURY PLC REDUCTION OF CAPITAL AND THE ENTRY INTO THE DEMERGER AGREEMENTS.	Issuer
For	For	EB3 TO APPROVE THE PROPOSED CADBURY PLC REDUCTION OF CAPITAL (AS DEFINED IN THE CIRCULAR AND DESCRIBED IN PART II "EXPLANATORY STATEMENT" OF THE CIRCULAR).	Issuer
Against	For	EB4 TO APPROVE, SUBJECT TO THE PASSING OF RESOLUTIONS 1 AND 2, THE AMENDMENTS TO THE EXECUTIVE SHARE SCHEMES.	Issuer
Against	For
EB5 TO APPROVE, SUBJECT TO THE PASSING OF RESOLUTION 1, THE ESTABLISHMENT BY CADBURY PLC OF THE CADBURY PLC 2008 SHARE OPTION PLAN, THE CADBURY PLC 2008 LONG TERM INCENTIVE PLAN, THE CADBURY PLC 2008 BONUS SHARE RETENTION PLAN AND THE CADBURY PLC 2008 INTERNATIONAL SHARE AWARD PLAN.
Issuer
Against	For
EB6  TO APPROVE, SUBJECT TO THE PASSING OF RESOLUTION 1, THE ESTABLISHMENT BY CADBURY PLC OF THE CADBURY PLC 2008 SAVINGS RELATED SHARE OPTION SCHEME, THE CADBURY PLC 2008 IRISH SAVINGS RELATED SHARE OPTION SCHEME, THE CADBURY PLC 2008 IRISH AVC SAVINGS RELATED SHARE OPTION SCHEME, THE CADBURY PLC 2008 INTERNATIONAL SAVINGS RELATED SHARE OPTION SCHEME, THE CADBURY PLC 2008 US EMPLOYEES SHARE OPTION PLAN, THE CADBURY PLC 2008 AMERICAS EMPLOYEES SHARE OPTION PLAN, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
Issuer
Against	For
EB7 TO APPROVE, SUBJECT TO THE PASSING OF RESOLUTION 1, THE ESTABLISHMENT BY CADBURY PLC OF ADDITIONAL SHARE SCHEMES TO THOSE MENTIONED IN RESOLUTIONS 4 AND 6 FOR THE BENEFIT OF OVERSEAS EMPLOYEES OF CADBURY PLC AND ITS SUBSIDIARIES.
Issuer
Against	For	EB8 TO APPROVE, SUBJECT TO THE PASSING OF RESOLUTION 1 AND 5, THE INCREASE IN THE MAXIMUM VALUE OF AN ANNUAL AWARD UNDER THE CADBURY PLC 2008 LONG TERM INCENTIVE PLAN TO 300% OF BASIC PAY.	Issuer
For	For	C1 TO RECEIVE THE 2007 FINANCIAL STATEMENTS AND THE 2007 ANNUAL REPORT AND ACCOUNTS.	Issuer
For	For	C2 TO DECLARE THE FINAL DIVIDEND.	Issuer
Against	For	C3 TO APPROVE THE DIRECTOR'S REMUNERATION REPORT.	Issuer
For	For	C4 TO RE-APPOINT WOLFGANG BERNDT AS A DIRECTOR.	Issuer
For	For	C5 TO RE-APPOINT LORD PATTEN AS A DIRECTOR.	Issuer
For	For	C6 TO RE-APPOINT BOB STACK AS A DIRECTOR.	Issuer
For	For	C7 TO RE-APPOINT GUY ELLIOTT AS A DIRECTOR.	Issuer
For	For	C8 TO RE-APPOINT ELLEN MARRAM AS A DIRECTOR.	Issuer
For	For	C9 TO RE-APPOINT DELOITTE & TOUCHE LLP AS AUDITORS.	Issuer
For	For	C10 TO AUTHORISE THE DIRECTORS TO SET THE AUDITORS FEES.	Issuer
Against	For	C11 TO AUTHORISE THE DIRECTORS TO ALLOT FURTHER SHARES.	Issuer
For	For	C12 TO DISAPPLY PRE-EMPTION RIGHTS.	Issuer
For	For	C13 TO AUTHORISE THE COMPANY TO BUY BACK SHARES.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CAMECO CORPORATION	5/15/2008	13321L108	CCJ

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		JOHN S. AUSTON
Withheld		JOHN H. CLAPPISON
For		JOE F. COLVIN
For		HARRY D. COOK
Withheld		JAMES R. CURTISS
Withheld		GEORGE S. DEMBROSKI
For		GERALD W. GRANDEY
For		NANCY E. HOPKINS
Withheld		OYVIND HUSHOVD
Withheld		J.W. GEORGE IVANY
Withheld		A. ANNE MCLELLAN
For		A. NEIL MCMILLAN
Withheld		ROBERT W. PETERSON
Withheld		VICTOR J. ZALESCHUK

For	For	2. APPOINTMENT OF KPMG LLP AS AUDITORS.	Issuer
For	Against	3. A SHAREHOLDER PROPOSAL, FURTHER DETAILS OF WHICH ARE SET FORTH IN SCHEDULE B TO THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.	Security Holder
Abstain	Abstain
4. THE UNDERSIGNED HEREBY DECLARES THAT ALL SHARES REPRESENTED HEREBY ARE HELD, BENEFICIALLY OWNED OR CONTROLLED BY ONE OR MORE RESIDENTS (PLEASE MARK THE "FOR" BOX) OR ONE OR MORE NON-RESIDENTS (PLEASE MARK THE "ABSTAIN" BOX).
Security Holder
Abstain	Abstain	5. IF THE UNDERSIGNED IS A RESIDENT PLEASE MARK THE "FOR" BOX, IF THE UNDERSIGNED IS A NON-RESIDENT PLEASE MARK THE "ABSTAIN" BOX.	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

CHAODA MODERN AGRICULTURE HLDGS LTD	11/14/2007	701397348

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive the audited financial statements and the reports of the Directors and the Auditors for the YE 30 JUN 2007	Issuer
For	For	2. Approve the final dividend for the YE 30 JUN 2007	Issuer
For	For	3i. Re-elect Mr. Ip Chi Ming as a Director	Issuer
For	For	3ii. Re-elect Dr. Lee Yan as a Director	Issuer
For	For	3iii. Re-elect Ms. Wong Hip Ying as a Director	Issuer
For	For	3iv. Re-elect Ms. Luan Yue Wen as a Director	Issuer
Against	For	3v. Authorize the Directors to fix the remuneration of the Directors	Issuer
For	For	4. Re-appoint Grant Thornton as the Auditors of the Company and authorize the Directors to fix their remuneration	Issuer
For	For
5A. Authorize the Directors of the Company to purchase, or otherwise acquire shares, in the capital of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited or on any other stock exchange on which the shares of the Company may be listed and recognized by The Stock Exchange of Hong Kong Limited and the Securities and Futures Commission of Hong Kong for this purpose, subject to and in accordance with all applicable laws and requirements of the Hong Kong Code on share repurchase and the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [as amended from time to time], not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws to be held]
Issuer
Against	For
5B. Authorize the Directors of the Company to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements, options [including bonds, warrants and debentures convertible into shares of the Company] and rights of exchange or conversion, subject to and in accordance with all applicable laws and requirements of the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [as amended from time to time], during and after the relevant period, not exceeding the aggregate of 20% of the aggregate nominal amount of the issued share capital of the Company; otherwise than pursuant to a) a rights issue; or b) the exercise of options or similar arrangement; or c) the exercise of any rights of conversion under any convertible bonds, debentures or notes issued by the Company; or d) an issue of shares upon the exercise of subscription rights attaching
Issuer

to any warrants which may be issued by the Company; and or e) any scrip dividend or similar arrangement; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws to be held]

Against	For
5C. Approve, conditional upon the passing of Resolutions 5.A and 5.B, to extend the general mandate granted to the Directors of the Company to allot, issue and otherwise deal with the shares pursuant to Resolution 5.B by the addition thereto of an amount representing the aggregate nominal amount of the shares of the Company purchased or otherwise acquired by the Company pursuant to Resolution 5.A, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution
Issuer
Against	For
5D. Approve, conditional upon the Listing Committee of the Stock Exchange granting the listing of, and permission to deal in the Bonus shares [as specified] to be pursuant to this resolution: i] an amount of approximately HKD 2,984,167.60 standing to the credit of the share premium account of the Company be capitalized in accordance with the Article 142 of the Articles of Association of the Company and authorize the Directors of the Company to apply such amount in paying up in full at par 29,841,676 new ordinary shares of HKD 0.10 each in the capital of the Company [the 'Bonus Shares] to be allotted, issued and distributed, credited as fully paid, to the members of the Company whose names appear on the register of the members of the Company at the close of business on 28 NOV 2007 on the basis of one Bonus Share for every 80 existing shares of the Company held [the ''Bonus Issue'']; the Bonus Shares shall rank pari passu in all respects with the then existing issued shares of the Company except that they will not be entitled to participate in any dividend declared or recommended by the Company in respect of the FYE 30 JUN 2007;
Issuer

ii] no fractional Bonus Shares shall be allotted to members of the Company and fractional entitlements [if any] will be aggregated and sold for the benefit of the Company; and iii] authorize the Directors to do all acts and things as may be necessary and expedient in connection with or to give effect to the Bonus Issue including but not limited to the issue of the Bonus Shares and adjusting the amount to be capitalized out of the share premium account of the Company and the number of the Bonus Shares and adjusting the amount to be capitalized out of the share premium account of the Company and the number of the Bonus Shares to be allotted, issued and distributed in the manner as specified

Company Name	Meeting Date	CUSIP	Ticker

CHEUNG KONG (HOLDINGS) LTD, CENTRAL DISTRICT	5/22/2008	6190273

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive the audited financial statements, the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2007	Issuer
For	For	2. Declare a final dividend	Issuer
For	For	3.1 Elect Mr. Li Ka-shing as a Director	Issuer
For	For	3.2 Elect Mr. Li Tzar Kuoi, Victor as a Director	Issuer
For	For	3.3 Elect Mr. Chung Sun Keung, Davy as a Director	Issuer
For	For	3.4 Elect Ms. Pau Yee Wan, Ezra as a Director	Issuer
For	For	3.5 Elect Mr. Leung Siu Hon as a Director	Issuer
For	For	3.6 Elect Mr. Simon Murray as a Director	Issuer
For	For	3.7 Elect Mr. Cheong Ying Chew, Henry as a Director	Issuer
For	For	4. Appoint Messrs. Deloitte Touche Tohmatsu as the Auditor and authorize the Directors to fix their remuneration	Issuer
Against	For
5.1 Authorize the Directors to issue and dispose of additional shares not exceeding 20% of the existing issued share capital of the Company at the date of this resolution until the next AGM [Relevant Period], such mandate to include the granting of offers or options [including bonds and debentures convertible into shares of the Company] which might be exercisable or convertible during or after the relevant period
Issuer
For	For
5.2 Authorize the Directors during the relevant period to repurchase shares of HKD 0.50 each in the capital of the Company in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited or of any other stock exchange as amended from time to time, be and is hereby generally and unconditionally approved, the aggregate nominal amount of shares of the Company to be repurchased by the Company pursuant to the approval in this resolution shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of this Resolution, and the said approval shall be limited accordingly; and [Authority expires the earlier of the conclusion of the next AGM of the Company; the expiration of the period within which the next AGM of the Company is required by law to be held]
Issuer
Against	For
5.3 Approve that the general mandate granted to the Directors to issue and dispose of additional shares pursuant to Resolution 5.1 be extended by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to Resolution 5.2, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of the said resolution
Issuer

Company Name	Meeting Date	CUSIP	Ticker

COMPANHIA DE SANEAMENTO BASICO DO ESTADO	4/29/2008	20441A102	SBS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1A ANALYSIS OF THE MANAGEMENT'S ACCOUNTS AND FINANCIAL STATEMENTS, SUPPORTED BY REPORTS OF FISCAL COUNCIL AND EXTERNAL AUDITORS, RELATED TO FISCAL YEAR 2007, IN COMPLIANCE WITH THE MANAGEMENT REPORT, BALANCE SHEET AND CORRESPONDING EXPLANATORY NOTES.
Issuer
For	For	A2 RESOLUTION ON THE ALLOCATION OF THE NET INCOME OF THE YEAR.	Issuer
For	For	A3 ELECTION OF THE BOARD OF DIRECTORS AND FISCAL COUNCIL SITTING AND ALTERNATE MEMBERS.	Issuer
Against	For	E1 PROPOSAL OF CAPITAL STOCK INCREASE FOR INCORPORATING THE PROFIT RESERVE, IN THE AMOUNT OF R$2,800,000,000.00 PURSUANT TO ARTICLE 199 OF LAW 6404/1976.	Issuer
Against	For	E2 PROPOSAL FOR AMENDMENT OF ARTICLE 5, CAPUT, OF THE BY-LAWS IN FORCE TO IDENTIFY THE NEW AMOUNT OF PAID-IN CAPITAL STOCK, DUE TO THE PROPOSAL FOR AMENDMENT FROM ITEM E1.	Issuer
Against	For	E3 PROPOSAL FOR AMENDMENT OF ARTICLE 7, CAPUT, OF THE BY-LAWS IN FORCE, FOR EXPANDING THE LIMIT OF AUTHORIZED CAPITAL, IN COMPLIANCE WITH PROPOSAL FOR AMENDMENT FROM ITEM E1.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

COMPANHIA DE SANEAMENTO DE MINAS GERAIS - COPASA	4/24/2008	B0YBZJ2

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	A.I Approve the Directors' accounts, to examine, discuss and the financial statements for the FYE 31 DEC 2007	Issuer
For	For
A.II Approve the allocation of the net profit for the FY that ended on 31 DEC 2007, with the retention of part of the net profit for reinvestment, payment of interest over own capital, to be imputed to the amount of the minimum mandatory dividend
Issuer
For	For	A.III Elect the Members of the Board of Directors and the Finance Committee	Issuer
For	For
A.IV Approve the analysis and discussion on the amendments proposed by the Board of Directors, relating to the Investment Plan of Copasa MG, under the terms of the Article 196 2 of the Federal Law 6404 76
Issuer
For	For	E.I Approve to set the global remuneration of the Board of Directors, the Finance Committee and the Directors	Issuer
For	For
E.II Approve the donation, as a refund, of the assets relating to the water treatment center and the treated water tower, measuring 2,545.0 square meters, located at Fazenda Pinhalzinho and the area for the pressure break tower, measuring 360.0 square meters, located at Rua Antonio Carlos, near to number 567, in the Municipality of Campestre, as recommended by the Board of Directors
Issuer
For	For
E.III Approve the donation of scrap, in the amount of BRL 194,050.00 to the Servico Voluntario De Assistencia Social Servas or the Associacao Dos Empregados Da Copasa MG, and the authorization the donations of scrap to the Servas or the Aeco, to the limit of up to BRL 20,000.00 per month, as recommended by the Board of Directors
Issuer
For	For
E.IV Approve the taking out of a loan from the National Social Economic Development Bank Growth Acceleration Program Banco Nacional De Desen Volvimento Economico Social Program A De Aceleracao Do Crescimento 2008 , for allocation in developments for the supply of water and sewerage treatment in the Belo Horizonte Metropolitan Region, in the amount of BRL 578,215,927.56
Issuer
Against	For	E.V Amend the Corporate Bylaws of the Company for changing the wording and other amendments, as specified	Issuer

Company Name	Meeting Date	CUSIP	Ticker

CREDIT SUISSE GROUP	4/25/2008	225401108	CS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	6. Director	Issuer

For		THOMAS W. BECHTLER
For		ROBERT H. BENMOSCHE
For		PETER BRABECK-LETMATHE
For		JEAN LANIER
For		ANTON VAN ROSSUM
For		ERNST TANNER

For	For	1. PRESENTATION AND APPROVAL OF THE ANNUAL REPORT, THE PARENT COMPANY'S 2007 FINANCIAL STATEMENTS AND THE GROUP'S 2007 CONSOLIDATED FINANCIAL STATEMENTS	Issuer
Against	For	2. DISCHARGE OF THE ACTS OF THE MEMBERS OF THE BOARD OF DIRECTORS AND EXECUTIVE BOARD	Issuer
For	For	3. CAPITAL REDUCTION OWING TO COMPLETION OF THE SHARE BUY BACK PROGRAM	Issuer
For	For	4. RESOLUTION ON THE APPROPRIATION OF RETAINED EARNINGS	Issuer
For	For	5A ADDITIONAL AMENDMENTS TO THE ARTICLES OF ASSOCIATION: AMENDMENT OF CORPORATE NAME (LEGAL FORM)	Issuer
For	For	5B ADDITIONAL AMENDMENTS TO THE ARTICLES OF ASSOCIATION: DELETION OF PROVISIONS CONCERNING CONTRIBUTIONS IN KIND	Issuer
For	For	6A ELECTION OF THE PARENT COMPANY'S INDEPENDENT AUDITORS AND THE GROUP'S INDEPENDENT AUDITORS	Issuer
For	For	6B ELECTION OF SPECIAL AUDITORS	Issuer

Company Name	Meeting Date	CUSIP	Ticker

DASSAULT SYS S A	5/22/2008	5330047

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Receive the reports of the Board of Directors and the Auditors, and approve the Company's financial statements for the YE in 31 DEC 2007, as presented; and the expenses and charges that were not tax deductible of EUR 379,315.00 with a corresponding tax of EUR 130,598.00
Issuer
For	For	2. Receive the reports of the Board of Directors and the Auditors, and approve the consolidated financial statements for the said FY, in the form presented to the meeting	Issuer
For	For
3. Approve the recommendations of the Board of Directors and resolves that the income for the FY be appropriated as follows: earnings for the FY: EUR 135,676,022.00, legal reserve: EUR 183,426.00, dividends: EUR 54,098,094.38 corresponding to a dividend of EUR 0.46 per share; prior retained earnings: EUR 8 1,394,501.62 retained earnings: EUR 947,788,567.76 in the event that the Company holds some of its own s hares on such date, the amount of t he unpaid dividend on such shares s hall be allocated to the retained earnings account;; as required by law, it is reminded that, for the last 3 FY, the dividends paid, were as follows: EUR 0.38 for FY 2004 EUR 0.42 for FY 2005 EUR 0.44 for FY 2006
Issuer
For	For
4. Receive the special report of the Auditors on agreements governed by Article L 225.38 and followings of the French Commercial Code, and approve the agreements entered into or which remained in force during the FY
Issuer
For	For
5. Receive the special report of the Auditors on agreements governed by Article L 225.38 of the French Commercial Code, and approve the granting of an indemnity to Mr. Bernard Charles in the event of his removal
Issuer
For	For
6. Authorize the Board of Directors to buy back the Company's shares on the open market, subject to the conditions described below: maximum purchase price: EUR 60.00, maximum number of s hares to be acquired: 10% of the share capital, maximum funds invested in the share buybacks: EUR 500,000,000.00; this authorization supersedes the fraction unused of the authorization granted by the shareholders' meeting of 06 JUN 2007 in its Resolution 5; and to take all necessary measures and accomplish all necessary formalities
Issuer
For	For
E.7 Authorize the Board of Directors to reduce the share capital, on 1 or more occasions and at its sole discretion, by cancelling all or part of the shares held by the Company in connection with a Stock Repurchase Plan, up to a maximum of 10% of the share capital over a 24 month period; and to take all necessary measures and accomplish all necessary formalities
Issuer
Against	For
E.8 Authorize the Board of Directors to grant, in 1 or more transactions, to beneficiaries to be chosen by it, options giving the right either to subscribe for new shares in the Company to be issued through a share capital increase, or to purchase existing shares purchased by the Company, it being provided that the options shall not give rights to a total number of shares, which shall exceed 10% of capital; to cancel the shareholders' preferential subscription rights in favor of beneficiaries; this delegation of powers supersedes any and all earlier delegations to the same effect; and to take all necessary measures and accomplish all necessary formalities[Authority expires at the end of 38 month period]
Issuer
Against	For
E.9 Authorize the Board of Directors to increase the share capital, on 1 or more occasions, at its sole discretion, in favor of Employees and Corporate Officers of the Company who are Members of a Company Savings Plan; and for a nominal amount that shall not exceed EUR 10,000,000.00; to cancel the shareholders' preferential subscription rights in favor of Des Adherents; this authorization supersedes the fraction unused of the authorization granted by the shareholders' meeting of 06 JUN 2007 in its resolution 15; this amount shall count against the overall value specified in resolution 15; this delegation of powers supersedes any and all earlier delegations to the same effect; and to take all necessary measures and accomplish all necessary formalities[Authority expires at the end of 26 month period]
Issuer
For	For	E.10 Grant full powers to the bearer of an original, a copy or extract of the minutes of this meeting to carry out all filings, publications and other formalities prescribed ByLaw	Issuer

Company Name	Meeting Date	CUSIP	Ticker

GUANGDONG INVESTMENT LTD	6/18/2008	6913168

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive the audited consolidated financial statements and the reports of the directors and the Auditors for the YE 31 DEC 2007	Issuer
For	For	2. Declare a final dividend for the YE 31 DEC 2007	Issuer
For	For	3.i Re-elect Mr. Zhang Hui as a Director of the Company	Issuer
For	For	3.ii Re-elect Mr. Tsang Hon Nam as a Director of the Company	Issuer
For	For
3.iii Re-elect Mr. Fung Daniel Richard as a Director of the Company; [Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2011 or 30 JUN 2011 in accordance with the Articles of Association of the Company and/or any applicable laws and regulations]
Issuer
For	For
3.iv Re-elect Ms. Wang Xiaofeng as a Director of the Company; [Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2011 or 30 JUN 2011 in accordance with the Articles of Association of the Company and/or any applicable laws and regulations]
Issuer
For	For
3.v Re-elect Ms. Xu Wenfang as a Director of the Company; [Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2011 or 30 JUN 2011 in accordance with the Articles of Association of the Company and/or any applicable laws and regulations]
Issuer
For	For	3.vi Authorize the Board of Directors to fix the remuneration of Directors	Issuer
For	For	4. Re-appoint Ernst & Young as the Auditors and authorize the Board to fix their remuneration	Issuer
Against	For
5. Authorize the Directors, subject to the other provisions of this resolution and pursuant to Section 57B of the Companies Ordinance [Chapter 32 of the Laws of Hong Kong], to allot, issue and deal with ordinary shares of HKD 0.50 in the capital of the Company and make or grant offers, agreements and options, during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company, otherwise than pursuant to i) a Rights Issue or ii) the exercise of the subscription or conversion rights attaching to any warrants, preference shares, convertible bonds or other securities issued by the Company which are convertible into ordinary Shares or iii) the exercise of options granted by the Company under any option scheme or similar arrangement for the time being adopted for the grant to Directors, officers and/or employees of the Company and/or any of its subsidiaries and/or other eligible person [if any] of rights to acquire ordinary Shares or iv) any scrip dividend or similar arrangement providing for the allotment of Ordinary Shares in lieu of the whole or part of a dividend on the ordinary
Issuer

Shares; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles or any applicable laws of the Hong Kong Special Administrative Region of the People's Republic of China [Hong Kong] to be held]

For	For
6. Authorize the Directors of the Company to repurchase shares of HKD 0.50 each in the Company during the relevant period, on The Stock Exchange of Hong Kong Limited or any other stock exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures Commission under the Hong Kong Code on share repurchases for such purposes, subject to and in accordance with all applicable laws and regulations, at such price as the Directors may at their discretion determine in accordance with all applicable laws and regulations, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; [Authority expires the earlier of the conclusion of the AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws of Hong Kong to be held]
Issuer
Against	For
7. Approve, conditional upon the passing of Resolutions 5 and 6, to add the aggregate nominal amount of number of HKD 0.50 each in the share capital repurchased by the Company pursuant to Resolution 6, to the aggregate nominal amount of the share capital that may be allotted, issued or dealt with or agreed conditionally or unconditionally to be allotted that may be allotted, issued or dealt with by the Directors pursuant to the approval in Resolution 5
Issuer

Company Name	Meeting Date	CUSIP	Ticker

HENKEL KGAA, DUESSELDORF	4/14/2008	5002465

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Presentation of the financial statements and annual report for the 2007 FY with the report of the Supervisory Board the Group financial statements and Group annual report	Issuer
For	For
2. Resolution on the appropriation of the distributable profit of EUR 444,192,003.61 as follows; payment of a dividend of EUR 0.51 per ordinary share and EUR 0.53 per preferred share EUR 217,269,783.61 shall be carried forward Ex-dividend and payable date: 15 APR 2008
Issuer
For	For	3. Ratification of the acts of the Executive Board	Issuer
For	For	4. Ratification of the acts of the Supervisory Board	Issuer
For	For	5. Ratification of the acts of the Shareholders' Committee	Issuer
For	For	6. Appointment of Auditors for the 2008 FY: KPMG Deutsche Treuhand-Gesellaschaft Ag, Berlin and Frankfurt	Issuer
For	For	7.A Elections to the Supervisory Board: Dr. Friderike Bagel	Issuer
For	For	7.B Elections to the Supervisory Board: Dr. Simone Bagel-Trah	Issuer
For	For	7 C Elections to the Supervisory Board: Dr. sc. nat. Michael Kaschke	Issuer
For	For	7.D Elections to the Supervisory Board: Mr. Thomas Manchot	Issuer
For	For	7.E Elections to the Supervisory Board: Mr. Thierry Paternot	Issuer
For	For	7.F Elections to the Supervisory Board: Mr. Konstantin von Unger	Issuer
For	For	7.G Elections to the Supervisory Board: Mr. Bernhard Walter	Issuer
For	For	7.H Elections to the Supervisory Board: Mr. Dipl.-Ing. Albrecht Woeste	Issuer
For	For	8. A Elections to the Shareholders' Committee: Dr. Paul Achleitner	Issuer
For	For	8.B Elections to the Shareholders' Committee: Dr. Simone Bagel-Trah	Issuer
For	For	8.C Elections to the Shareholders' Committee: Mr. Stefan Hamelmann	Issuer
For	For	8.D Elections to the Shareholders' Committee: Dr. h.c. Ulrich Hartmann	Issuer
For	For	8.E Elections to the Shareholders' Committee: Dr. h.c. Christoph Henkel	Issuer
For	For	8.F Elections to the Shareholders' Committee: Prof. Dr. Ulrich Lehner	Issuer
For	For	8.G Elections to the Shareholders' Committee: Mr. Konstantin von Unger	Issuer
For	For	8.H Elections to the Shareholders' Committee: Mr. Karel Vuursteen	Issuer
For	For	8.I Elections to the Shareholders' Committee: Mr. Werner Wenning	Issuer
For	For	8.J Elections to the Shareholders' Committee: Mr. Dipl.-Ing. Albrecht Woeste	Issuer
For	For
9. Renewal of the authorization to acquire own shares, the Company shall be authorized to acquire own ordinary or preferred shares of up to 10 % of its share capital, at prices not deviating more than 10% from the market price of the shares, on or before 13 OCT 2009, the Board of Managing Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or an offer to al shareholders if the shares are sold at a price not materially below their market price, to use the shares in connection with mergers and acquisitions or within the scope of the Company's Stock Incentive Plan, and to retire the shares
Issuer
For	For	10. Resolution on the revision of the Articles of Association	Issuer
For	For	11. Resolution on amendments to the control and profit transfer agreements between the Company and Henkel Loctite-KID GmbH or Elch GmbH respectively	Issuer

Company Name	Meeting Date	CUSIP	Ticker

HOYA CORPORATION	6/18/2008	6441506

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Amend Articles to: Allow Use of Electronic Systems for Public Notifications, Expand Business Lines	Issuer
Against	For	2.1 Appoint a Director	Issuer
Against	For	2.2 Appoint a Director	Issuer
Against	For	2.3 Appoint a Director	Issuer
Against	For	2.4 Appoint a Director	Issuer
Against	For	2.5 Appoint a Director	Issuer
Against	For	2.6 Appoint a Director	Issuer
Against	For	2.7 Appoint a Director	Issuer
Against	For	2.8 Appoint a Director	Issuer
Against	For	2.9 Appoint a Director	Issuer
Against	For	3. Allow Board to Authorize Use of Stock Options	Issuer
For	For	4. Appoint Accounting Auditors	Issuer

Company Name	Meeting Date	CUSIP	Ticker

HYFLUX LTD	4/25/2008	6320058

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Authorize the Directors of the Company to make purchases of shares from time to time [whether by way of market purchases or off-market purchases on an equal access scheme] of up to 10% of the issued ordinary shares in the capital of the Company [ascertained as at date of the last AGM of the Company or at the date of the EGM, whichever is the higher, but excluding any shares held as treasury shares] at the price of up to but not exceeding the maximum price, in accordance with the Guidelines on Shares Purchases as specified; [Authority expires the earlier of the conclusion of the next AGM of the Company is held or is required by law to be held]

Against	For	S.2 Amend the Articles of Association as specified

Company Name	Meeting Date	CUSIP	Ticker

HYFLUX LTD	4/25/2008	6320058

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive and adopt the Directors' report and the audited accounts for the YE 31 DEC 2007 together with the Auditors' report thereon	Issuer
For	For	2. Declare a first and final dividend of 1.89 Singapore cents per ordinary share [1-tier tax exempt] for the YE 31 DEC 2007 [previous year: 1.35 Singapore cents per ordinary share]	Issuer
Against	For	3. Re-elect professor Tan Teck Meng as a Director, who retires pursuant to Article 88 of the Company's Articles of Association	Issuer
Against	For	4. Re-elect Mr. Raj Mitta as a Director, who retires pursuant to Article 88 of the Company's Articles of Association	Issuer
Against	For	5. Re-elect Mr. Lee Joo Hai as a Director, who retires pursuant to Article 89 of the Company's Articles of Association	Issuer
Against	For	6. Re-elect Mr. Gay Chee Cheong as a Director, who retires pursuant to Article 89 of the Company's Articles of Association	Issuer
For	For	7. Appoint Mr. Ahmed Butti Ahmed as a Director, pursuant to Article 75 of the Company's Articles of Association	Issuer
Against	For	8. Approve the payment of Directors' fees of SGD 456,667 for the YE 31 DEC 2007 [previous year: SGD 305,166]	Issuer
For	For	9. Appoint Messrs KPMG as External Auditors in pace of Messrs Ernst &Young and authorize the Directors to fix their remuneration as specified	Issuer
Against	For
10. Authorize the Directors, pursuant to Section 161 of the Companies Act, Chapter 50 and Rule 806 of the listing manual of the Singapore Exchange Securities Trading Limited, to issue shares in the Company ["shares"] whether by way of rights, bonus or otherwise; and/or make or grant offers, agreements or options [collectively, Instruments], that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] options, warrants, debentures or other instruments convertible into shares; at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and [ notwithstanding the authority conferred by this resolution may have ceased to be in force] issue shares in pursuance of any instrument made or granted by the Directors while this resolution was in force, the aggregate number of shares [including shares to be issued in pursuance of the instruments, made or granted pursuant to this resolution] and instrument to be issued pursuant to this resolution shall not exceed 50% of the issued share
Issuer

capital of the Company [as calculated in accordance with sub-paragraph(2) below], of which the aggregate number of shares and instruments to be issued other than on a pro-rata basis to the existing shareholders of the Company shall not exceed 20% of the issued share capital of the Company [as calculated in accordance with sub-paragraph (2)below]; and [subject to such calculation as may be prescribed by the Singapore Exchange Securities Trading Limited] for the purpose of determining the aggregate number of shares and instruments that may be issued under sub-paragraph (1) above, the percentage of issued shares and instruments shall be based on the number of issued shares in the capital of the Company at the time of the passing of this resolution, after adjusting for: a) new shares arising from the conversion or exercise of the instruments or any convertible securities; b) new shares arising from the exercising share options or vesting of share awards outstanding and subsisting at the time of passing of this Resolution; and c) any subsequent consolidation or subdivision of shares, in exercising the authority conferred by this resolution, the Company shall comply with the provisions of the listing manual of the Singapore Exchange Securities Trading Limited for the time being in force[ unless such compliance has been waived by the Singapore Exchange Securities Trading Limited] and the Articles of Association of the Company; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the date by which next AGM of the Company as required by law to be held]; in the case of shares to be issued in pursuance of the instruments, made or granted pursuant to this Resolution, until the issuance of such shares in accordance with the terms of the instruments

Against	For
11. Authorize the Directors, pursuant to Section 161 of the Companies Act, Chapter 50 and to offer and grant options under the Hyflux Employees' Share Option Scheme [the Scheme] and to issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of options granted by the Company under the Scheme, whether granted during the subsistence of this authority or otherwise, provided always that the aggregate number of additional ordinary shares to be allotted and issued pursuant to the scheme shall not exceed 15% of the issued shares in the capital of the Company form time to time; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date of the next AGM of the Company as required by law]
Issuer

Company Name	Meeting Date	CUSIP	Ticker

ING GROEP N.V.	4/22/2008	456837103	ING

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	2C ANNUAL ACCOUNTS FOR 2007.	Issuer
For	For	3B DIVIDEND FOR 2007.	Issuer
For	For	4B MAXIMUM NUMBER OF STOCK OPTIONS, PERFORMANCE SHARES AND CONDITIONAL SHARES TO BE GRANTED TO MEMBERS OF THE EXECUTIVE BOARD FOR 2007.	Issuer
Against	For	7A DISCHARGE OF THE EXECUTIVE BOARD IN RESPECT OF THE DUTIES PERFORMED DURING THE YEAR 2007.	Issuer
Against	For	7B DISCHARGE OF THE SUPERVISORY BOARD IN RESPECT OF THE DUTIES PERFORMED DURING THE YEAR 2007.	Issuer
For	For	08 APPOINTMENT AUDITOR.	Issuer
For	For	9A REAPPOINTMENT OF ERIC BOYER DE LA GIRODAY TO THE EXECUTIVE BOARD.	Issuer
For	For	9B REAPPOINTMENT OF ELI LEENAARS TO THE EXECUTIVE BOARD.	Issuer
For	For	10A REAPPOINTMENT OF ERIC BOURDAIS DE CHARBONNIERE TO THE SUPERVISORY BOARD.	Issuer
For	For	10B APPOINTMENT OF MRS. JOAN SPERO TO THE SUPERVISORY BOARD.	Issuer
For	For	10C APPOINTMENT OF HARISH MANWANI TO THE SUPERVISORY BOARD.	Issuer
For	For	10D APPOINTMENT OF AMAN MEHTA TO THE SUPERVISORY BOARD.	Issuer
For	For	10E APPOINTMENT OF JACKSON TAI TO THE SUPERVISORY BOARD.	Issuer
Against	For	11 AMENDMENT OF THE SUPERVISORY BOARD REMUNERATION POLICY.	Issuer
Against	For	12 AUTHORISATION TO ISSUE ORDINARY SHARES WITH OR WITHOUT PREFERENTIAL RIGHTS.	Issuer
For	For	13 AUTHORISATION TO ACQUIRE ORDINARY SHARES OR DEPOSITARY RECEIPTS FOR ORDINARY SHARES IN THE COMPANY'S OWN CAPITAL.	Issuer
For	For	14 CANCELLATION OF ORDINARY SHARES (DEPOSITARY RECEIPTS FOR) WHICH ARE HELD BY THE COMPANY.	Issuer
For	For	15B AUTHORISATION TO ACQUIRE PREFERENCE A SHARES OR DEPOSITARY RECEIPTS FOR PREFERENCE A SHARES IN THE COMPANY'S OWN CAPITAL.	Issuer
For	For	15C CANCELLATION OF PREFERENCE A SHARES (DEPOSITARY RECEIPTS FOR) WHICH ARE HELD BY THE COMPANY.	Issuer
For	For	15D REDEMPTION AND CANCELLATION OF PREFERENCE A SHARES (DEPOSITARY RECEIPTS FOR) WHICH ARE NOT HELD BY THE COMPANY.	Issuer
Abstain	For	15E AMENDMENT OF THE ARTICLES OF ASSOCIATION.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

INVESCO PLC, LONDON	11/14/2007	701392689

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

Against	For
1. Approve, for the purpose of giving effect to the Scheme of Arrangement dated 22 OCT 2007 between the Company and the holders of its Scheme Shares [as specified in the said Scheme], as specified, or subject to any modification, addition or condition approved or imposed by the Court [the Scheme]: to reduce the share capital of the Company by cancelling and extinguishing all the Scheme Shares [as specified in the Scheme]; and subject to and forthwith upon the said reduction of capital taking effect and notwithstanding anything to the contrary in the Articles of Association of the Company: to increase the authorised capital of the Company to its former amount by the creation of such number of new ordinary shares of 10 US cents each as shall be equal to the number of the Scheme Shares cancelled pursuant to this resolution; the reserve arising in the books of account of the Company as a result of the reduction of capital referred to in this resolution be capitalized and applied in paying up in full at par the new ordinary shares created pursuant to this resolution, such ordinary shares to be allotted and issued credited as fully paid to Invesco Ltd.
Issuer

and/or its nominee(s); and authorize the Directors of the Company for the purposes of Section 80 of the Companies Act 1985 [the Act] to allot the new ordinary shares referred to in this resolution, provided that: the maximum aggregate nominal amount of shares which may be allotted under this authority shall be the aggregate nominal amount of the said new ordinary shares created pursuant to this resolution; [Authority expires on 30 JUN 2008]; and this authority shall be in addition and without prejudice to any other authority under the said Section 80 previously granted and in force on the date on which this resolution is passed; and amend, with effect from the passing of this resolution, the Articles of Association of the Company by the inclusion of the new Article 165 as specified

Against	For
2. Approve, subject to the Scheme having become effective and to the new ordinary shares having been allotted and issued pursuant to the Scheme and Resolution 1 above: to increase the authorized share capital of the Company from USD 105,000,000 and GBP 50,000.25 to USD 2,605,000,000 and GBP 50,000.25 by the creation of 25,000,000,000 new ordinary shares of 10 US cents each; and the sum of USD 1,502,100,000 being the whole of the amount standing to the credit of the special reserve of the Company, and the sum of USD 997,900,000 being part of the sum standing to the credit of the merger reserve of the Company, be capitalized applied in playing up in full at par 25,000,000,000 ordinary shares of 10 cents each [the new shares], such new shares to be allotted and issued credited as fully paid to Invesco Ltd.; and authorize the Directors of the Company and for the purposes of the Act to allot the new shares provided that: the maximum aggregate nominal amount of shares which may be allotted under the authority shall be the aggregate nominal amount of the said new shares created pursuant to this resolution; [Authority
Issuer

expires on 03 JUL 2008]; and this authority shall be in addition and without prejudice to any other authority under the said Section 80 previously granted and in force on the date on which this resolution is passed

Against	For	3. Approve, subject to the new shares having been allotted and issued as specified in Resolution S.2 above, to reduce the share capital of the Company by cancelling and extinguishing the new shares	Issuer

Company Name	Meeting Date	CUSIP	Ticker

INVESCO PLC, LONDON	11/14/2007	701392728	128269

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

Against	For	1.Approve, [with or without modification] a Scheme of Arrangement to be made between the Company and the holders of the Scheme Shares [as specified in the said Scheme of Arrangement]	Issuer

Company Name	Meeting Date	CUSIP	Ticker

JULIUS BAER HOLDING AG, ZUERICH	4/15/2008	B1WHVV3

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	n/a	1. Director	Issuer

Abstain	For
1.TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING INSTRUCTIONS
Issuer

Company Name	Meeting Date	CUSIP	Ticker

JARDINE STRATEGIC HOLDINGS LTD (BERMUDAS)	5/8/2008	6472960

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive the financial statements and the Independent Auditor's report for the YE 31 DEC 2007, and to declare a final dividend	Issuer
For	For	2. Re-elect Mr. Jenkin Hui as a Director	Issuer
For	For	3. Approve to fix the Directors fees	Issuer
For	For	4. Re-appoint the Auditors and authorize the Directors to fix their remuneration	Issuer
For	For
5. Authorize the Directors of the Company to allot or issue shares and to make and grant offers, agreements and options which would or might require shares to be allotted, issued or disposed of during or after the end of the Relevant Period up to an aggregate nominal amount of USD18.0 million, be and is hereby generally and unconditionally approved, and (b) the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted wholly for cash [whether pursuant to an option or otherwise] by the Directors pursuant to the approval in paragraph (a), otherwise than pursuant to a Rights Issue [for the purposes of this Resolution, 'Rights Issue' being an offer of shares or other securities to holders of shares or other securities on the Register on a fixed record date in proportion to their then holdings of such shares or other securities or otherwise in accordance with the rights attaching thereto [subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements or legal or practical problems
Issuer

under the laws of, or the requirements of any recognized regulatory body or any stock exchange in, any territory], shall not exceed USD2.7 million, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM, or the expiration of the period within which such meeting is required by law to be held, or the revocation or variation of this Resolution by an ordinary resolution of the shareholders of the Company in general meeting]

For	For
6. Authorize the Directors of the Company to purchase its own shares, subject to and in accordance with all applicable laws and regulations, during the Relevant Period [for the purposes of this Resolution, 'Relevant Period' being the period from the passing of this Resolution until the earlier of the conclusion of the next AGM, or the expiration of the period within which such meeting is required by law to be held, or the revocation or variation of this Resolution by an ordinary resolution of the shareholders of the Company in general meeting] be and is hereby generally and unconditionally approved, (b) the aggregate nominal amount of shares of the Company which the Company may purchase pursuant to the approval in paragraph (a) of this Resolution shall be less than 15% of the aggregate nominal amount of the existing issued share capital of the Company at the date of this meeting, and such approval shall be limited accordingly, and (c) the approval in paragraph (a) of this Resolution shall, where permitted by applicable laws and regulations and subject to the limitation in paragraph
Issuer

 (b) of this Resolution, extend to permit the purchase of shares of the Company (i) by subsidiaries of the Company and (ii) pursuant to the terms of put warrants or financial instruments having similar effect ['Put Warrants'] whereby the Company can be required to purchase its own shares, provided that where Put Warrants are issued or offered pursuant to a Rights Issue [as defined in Resolution 5 above] the price which the Company may pay for shares purchased on exercise of Put Warrants shall not exceed 15% more than the average of the market quotations for the shares for a period of not more than 30 nor less than the five dealing days falling one day prior to the date of any public announcement by the Company of the proposed issue of put warrants

For	For
7. Approve, provided that any purchases of Jardine Matheson shares by the Company pursuant to this authority shall be in accordance with and limited by the terms of the authority granted to the directors of Jardine Matheson by its shareholders from time to time and that the authority granted by this Resolution shall be limited accordingly the purchase by the Company of shares of US 25 cents each in Jardine Matheson Holdings Limited ['Jardine Matheson'] during the Relevant Period [Authority expires the earlier of the conclusion of the next AGM, or the expiration of the period within which such meeting is required by law to be held, or the revocation or variation of this Resolution by an ordinary resolution of the shareholders of the Company in general meeting or the cessation of the Company's status as a subsidiary of Jardine Matheson]
Issuer

Company Name	Meeting Date	CUSIP	Ticker

JULIUS BAER HOLDING AG, ZUERICH	4/15/2008	B1WHVV3

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the annual report, annual accounts of the Group 2007 report of the Auditor and the Group Auditor	Issuer
For	For	2. Approve the appropriation of the balance profit	Issuer
For	For	3. Grant discharge to the Members of the Board of Directors	Issuer
For	For	4. Elect the Board of Directors	Issuer
For	For	5. Elect the Auditor and the Group Auditor	Issuer
For	For	6. Approve the reduction of the share capital	Issuer
For	For	7. Approve the Share Repurchase Program 2008 to 2010	Issuer

Company Name	Meeting Date	CUSIP	Ticker

KONINKLIJKE KPN N.V.	11/6/2007	780641205	PHG

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. PROPOSAL TO APPROVE THE ARRANGEMENT IN SHARES AS LONG-TERM INCENTIVE ELEMENT OF MR. SCHEEPBOUWER'S REMUNERATION PACKAGE	Issuer

Company Name	Meeting Date	CUSIP	Ticker

LVMH MOET HENNESSY LOUIS VUITTON, PARIS	5/15/2008	4061412

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive the reports of the Board of Directors and the Auditors, approve the consolidated financial statements ending on 31 DEC 2007 in the form presented to the meeting	Issuer
For	For
2. Receive the reports of the Board of Directors and the Auditors, approve the Company's financial statements for the said YE on 31 DEC 2007 as presented; and grant permanent discharge to the Board of Directors for the performance of their duties during the said FY
Issuer
For	For	3. Receive the special report of the Auditors on agreements governed by Article L.225.38 of the French Commercial Code, approve the agreements entered into or which remained in force during the FY	Issuer
For	For
4. Approve, the recommendations of the Board of Directors and to appropriate the income for the FY as follows: income for the FY: EUR 783,412,326.27 allocation to legal reserve: EUR 0.00: retained earnings: EUR 2,759,550,929.12 balance available for distribution: EUR 3,542,963,255.39 special reserve on long term capital gains: EUR 0.00 statutory dividend: EUR 7,349,061.15 which corresponds to: EUR 0.015 per share additional dividend: EUR 776,550,794.85 corresponding to EUR 1.585 per share retained earnings: EUR 3,542,963,255.39 after appropriation the gross value of the dividend is of EUR 1.60; to reminds that: an interim dividend of EUR 0.35 was already paid on 03 DEC 2007; the remaining dividend of EUR 1.25will be paid on 23 MAY 2008; the dividend will entitle natural persons to the 40% allowance, in the event that the Company holds some of its own shares on such date: the amount of the unpaid dividend on such shares shall be allocated to the retained earnings account, as required by law, it is reminded that, for the last three financial years, the dividends paid [gross value], were as follows: EUR 1.40 for
Issuer
FY 2006: EUR 1.15 for FY 2005 EUR 0.95 for FY 2004
For	For	5 .Approve to renew the appointment of Mr. Nicolas Bazire as a Member of the Board of Directors for a 3 year period	Issuer
For	For	6. Approve to renew the appointment of Mr. Antonio Belloni as a Member of the Board of Directors for a 3 year period	Issuer
For	For	7. Approve to renew the appointment of Mr. Diego Della Valle as a Member of the Board of Directors for a 3 year period	Issuer
For	For	8. Approve to renew the appointment of Mr. Gilles Hennessy as a Member of the Board of Directors for a 3 year period	Issuer
For	For	9. Appoint Mr. Charles De Croisset as a Member of the Board of Directors, for a 3 year period	Issuer
For	For
10. Authorize the Board of Directors to buy back the Company's shares on the open market, subject to the conditions described below: maximum purchase price: EUR 130.00, maximum number of shares to be acquired: 10% of the share capital, maximum funds: invested in the share buybacks: EUR 6,400,000,000.00; [Authority is given for a 18 month period]; and acknowledge that the share capital was composed of 48,993,741 shares on 31 DEC 2007; authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities; this authorization supersedes the fraction unused of the authorization granted by the shareholders' meeting of 10 MAY 2007
Issuer
For	For
E11 Receive the special report of the Auditors, said report and authorize the Board of Directors to reduce the share capital, on one or more occasions and at its sole discretion, by cancelling all or part of the shares held by the Company in connection with a stock Repurchase Plan, up to a maximum of 10% of the share capital over a 24 month period; [Authority is given for a 18 month period], this authorization supersedes the fraction unused of the authorization granted by the shareholders' meeting of 10 MAY 2007
Issuer
Against	For
E12 Authorize the Board of Directors to grant, for free, on one or more occasions, existing or future shares, in favor of the employees or the Corporate Officers of the Company and related Companies, they may not represent more than 1% of the share capital; [Authority is given for a 38 month period], and to take all necessary measures and accomplish all necessary formalities; this authorization supersedes the fraction unused of the authorization granted by the shareholders' meeting of 12 MAY 2005
Issuer
Against	For
E13 Authorize the Board of Directors in order to increase the share capital, in one or more occasions and at its sole discretion: up to a maximum nominal amount of EUR 30,000,000.00 by way of issuing shares and or debt securities, including warrants to be subscribed either in cash or by the offsetting of debts, up to a maximum nominal amount of EUR 30,000,000.00 by way of capitalizing reserves, profits, premiums or: other means, provided that such capitalization is allowed by Law and under the Bylaws, to be carried out through the issue of bonus shares or the raise of the par value of the existing shares or by utilizing all or some of these methods, successively or simultaneously; [Authority is given for a 18 month period], approve to cancel the shareholders' preferential subscription rights in favour of beneficiaries, this amount shall count against the overall value set forth in Resolutions 12, 14, 15 of the present meeting and 15, 16, 17 of the general meeting of 10 MAY 2007; authorize the Board of Directors to take all necessary measures and accomplish all
Issuer
necessary formalities
Against	For
E14 Authorize the Board of Directors may decide to increase the number of securities to be issued in the event of a capital increase with or without preferential subscription right of shareholders, at the same price as the initial issue, within 30 days of the closing of the subscription period under the conditions and limits provided by Article L.225.135.1 of the French Commercial Code; this amount shall count against the overall value set forth in Resolution 13 above mentioned
Issuer
Against	For
E15 Authorize the Board of Directors to increase the share capital, on one or more occasions, at its sole discretion, in favor of employees and Corporate Officers of the Company who are Members of a Company Savings Plan; [Authority is given for a 26 month period], the number of shares issued shall not exceed 3% of the share capital; the amount shall count against the overall value set forth in Resolution 12, 13, 14 of the present meeting and 15, 16, 17 of the general meeting of 10 MAY 2007; approve to cancel the shareholders' preferential subscription rights in favor of beneficiaries, this authorization supersedes the fraction unused of the authorization granted by the shareholders' meeting of 10 MAY 2007
Issuer

Company Name	Meeting Date	CUSIP	Ticker

MANDARIN ORIENTAL INTL LTD	5/7/2008	6560713

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the financial statements for 2007 and declare a final dividend	Issuer
For	For	2. Re-elect Dr. Richard Lee as a Director	Issuer
For	For	3. Re-elect Mr. Robert Leon as a Director	Issuer
For	For	4. Re-elect Mr. James Waltkins as a Director	Issuer
Against	For	5. Re-elect Mr. John R Witt as a Director	Issuer
For	For	6. Approve to fix the Directors fees	Issuer
For	For	7. Re-appoint PricewaterhouseCoopers LLP as the Auditors and authorize the Directors to fix their remuneration	Issuer
Against	For
8. Authorize the Directors to allot or issue shares and to make or grant offers, agreements and options which would or might require shares to be allotted, during and after the relevant period, not exceeding USD 16.5 million, otherwise than pursuant to i) a rights issue; or ii) the issue of the shares pursuant to the Company's Employee Share Purchase Trust, shall not exceed USD 2.4 million, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by law]
Issuer
For	For
9. Authorize the Directors of the Company to purchase shares in the capital of the Company during the relevant period, subject to and in accordance with all applicable laws and regulations; not exceeding 15% of the aggregate nominal amount of the issued share capital; the approval in paragraph (a) where permitted by applicable laws and regulations and in paragraph (b) extend to permit the purchase of shares of the Company (i) by subsidiaries of the Company and (ii) pursuant to the terms of put warrants or financial instruments having similar effect [Put Warrants] whereby the Company can be required to purchase its own shares, provided that where Put Warrants are issued or offered pursuant to a rights issue and the price which the Company may pay for the shares purchased on exercise of Put Warrants shall not exceed 15% more than the average of the market quotations for the shares for a period of not more than 30 nor less than the 5 dealing days falling 1 day prior to the date of any public announcement by the Company of the proposed issue of the Put Warrant; [Authority expires the earlier of the conclusion of the next
Issuer
AGM of the Company or the expiration of the period within which the meeting id required is to be held by law]

Company Name	Meeting Date	CUSIP	Ticker

MERCK KGAA, DARMSTADT	3/28/2008	4741844

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Presentation of the financial statements and annual report for the FY 2007 with the report of the Supervisory Board, the group financial statements and group annual report	Issuer
For	For	2. Approval of the financial statements as per 31 DEC 2007	Issuer
For	For
3. Resolution on the appropriation of the distributable profit of EUR 210,342,375.63 as follows: Payment of a dividend of EUR 1.20 plus a bonus of EUR 2 per no-par share EUR 3,580,372.43 shall be carried forward Ex-dividend and payable date: 31 MAR 2008
Issuer
For	For	4. Ratification of the acts of the personal partners	Issuer
For	For	5. Ratification of the acts of the Supervisory Board	Issuer
For	For	6. Appointment of Auditors for the 2008 FY: KPMG Deutsche Treuhandgesellschaft AG, Mannheim	Issuer
For	For
7. Approval of the control and profit transfer agreements with the Company's wholly-owned subsidiaries Merck 9, Allgemeine Beteiligungs GmbH, Merck 10, Allgemeine Beteiligungs GmbH, Merck 11, Allgemeine Beteiligungs GmbH, Serono GmbH, and Solvent Innovation GmbH, effective retroactively from 01 JAN 2008 for a period of at least 5 year
Issuer
For	For	8.1 Elect Mr. Johannes Baillou as a Supervisory Board	Issuer
For	For	8.2 Elect Mr. Frank Binder as a Supervisory Board	Issuer
For	For	8.3 Elect Prof. Dr. Rolf Krebs as a Supervisory Board	Issuer
For	For	8.4 Elect Dr. Arend Oetker as a Supervisory Board	Issuer
For	For	8.5 Elect Prof. Dr. Theo Siegert as a Supervisory Board	Issuer
For	For	8.6 Elect Prof. Dr. Wilhelm Simson as a Supervisory Board	Issuer
Against	For
9. Amendment to the Article of Association in respect of the Supervisory Board comprising 16 Members of which 8 are elected by the Company's employees pursuant to the Participation Act, 6 Members are elected by the shareholders meeting, and 2 Members are determined by the holders of registered shares
Issuer

Company Name	Meeting Date	CUSIP	Ticker

MILLICOM INTERNATIONAL CELLULAR S.A.	5/27/2008	L6388F110	MICC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	None	A1 ELECTION OF CHAIRMAN.	Issuer
For	None	A2 TO RECEIVE THE DIRECTORS' REPORT (RAPPORT DE GESTION) AND THE REPORT OF THE EXTERNAL AUDITOR OF THE CONSOLIDATED AND PARENT COMPANY (MILLICOM) ACCOUNTS AT 31 DECEMBER 2007.	Issuer
For	None	A3 APPROVAL OF THE CONSOLIDATED ACCOUNTS PARENT COMPANY (MILLICOM) ACCOUNTS FOR THE YEAR ENDED 31 DECEMBER 2007.	Issuer
For	None	A4 ALLOCATION OF THE RESULTS OF THE YEAR ENDED DECEMBER 31 2007.	Issuer
For	None	A5 DISCHARGE OF THE BOARD OF DIRECTORS IN RESPECT OF THE YEAR ENDED DECEMBER 31 2007.	Issuer
For	None	A6 ELECTION OF THE BOARD OF DIRECTORS, INCLUDING TWO NEW DIRECTORS.	Issuer
For	None	A7 ELECTION OF THE EXTERNAL AUDITORS.	Issuer
Against	None	A8 APPROVAL OF DIRECTORS' FEES.	Issuer
Against	None
A9 APPROVAL OF (A) PROPOSED SHARE BUY-BACK PROGRAM, (B) BOARD OF DIRECTORS' DECISION TO DELEGATE AUTHORITY TO IMPLEMENT SHARE BUY-BACK JOINTLY TO CEO AND CHAIRMAN, AND (C) VARIOUS USES OF MILLICOM SHARES REPURCHASED IN THE SHARE BUY-BACK PROGRAM.
Issuer
Abstain	None	A10 MISCELLANEOUS.	Issuer
Against	None	EI APPROVAL OF AMENDMENTS TO ARTICLE 21 ("PROCEDURE, VOTE") OF THE ARTICLES OF ASSOCIATION.	Issuer
Against	None	EII MISCELLANEOUS.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MINGYUAN MEDICARE DEVELOPMENT CO LTD	6/2/2008	6594046

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive the audited financial statements and reports of the Directors and the Auditors of the Company for the YE 31 DEC 2007	Issuer
For	For	2.i Re-elect Mr. Hu Jun as an Executive Director	Issuer
For	For	2.ii Re-elect Mr. Hu Jin Hua as an Independent Non-Executive Directors	Issuer
For	For	2.iii Authorize the Board of Directors to fix there remuneration of the Directors	Issuer
For	For	3. Re-appoint Deloitte Touche Tohmatsu as the Auditors of the Company for the ensuring year and authorize the Directors to fix their remuneration	Issuer
Against	For
4. Authorize the Directors of the Company [Directors] to issue, allot and deal with additional shares in the capital of the Company [Shares] and to make or grant offers, agreements, options and rights of exchange or conversion, during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution, otherwise than pursuant to: i) a right issue [as specified]; ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities including bonds and debentures which are into shares; iii) any option scheme or similar arrangement for the time being adopted for the grant or issue to the grantees as specified in such scheme or similar arrangement of shares or rights to acquires shares; or iv) any scrip dividend or similar arrangement providing for the issue and allotment of shares in lieu of the whole or part of a dividend on shares in accordance with the Bye-Laws of the Company [as amended from time to time]; [Authority expires the
Issuer

earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Bye-Laws of the Company or the Companies Act 1981 of Bermuda [as amended from time to time] or any other applicable laws to be held]

For	For
5. Authorize the Directors to repurchase issued shares on The Stock Exchange of Hong Kong Limited [the Stock Exchange] or any other stock exchange on which the Shares may be listed and recognized by the Securities and Futures Commission and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Bye-Laws of the Company or the Companies Act 1981 of Bermuda [as amended from time to time] or any other applicable laws to be held]
Issuer
For	For
6. Approve, conditional on the passing Resolutions 4 and 5, to add the aggregate nominal amount of the shares in the capital of the Company which are repurchased by the Company pursuant to and in accordance with Resolution 5, to the aggregate nominal amount of the share capital of the Company that may be allotted or agreed conditionally or unconditionally to be allotted by the Directors pursuant to and in accordance with Resolution 4
Issuer
Against	For	S.7 Amend the Bye-laws of the Company by changing the existing Bye-law 96 to 96(A) and by adding the specified new Bye-law 96(B) after the new Bye-law 96(A)	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MTN GROUP LTD	6/19/2008	6563206

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1.o.1 Receive and adopt the annual financial statements of the Group and the Company for the YE 31 DEC 2007 including the report other Directors and the external Auditors	Issuer
For	For	2.o.2 Re-appoint Mr. KP Kalyan as a Director of the Company	Issuer
For	For	3.o.3 Re-appoint Mr. RD Nisbet as a Director of the Company	Issuer
For	For	4.o.4 Re-appoint Mr. JHN Strydom as a Director of the Company	Issuer
For	For	5.o.5 Re-appoint Mr. Sheikh ARH Sharbatly as a Director of the Company	Issuer
Against	For
6.o.6 Authorize the Company, the all the unissued ordinary shares of 0,01 cent it each in the share capital of the Company be and are hereby placed at the disposal arid under the control of the Directors, to allot, issue and otherwise to dispose of and/or to undertake to allot, issue or otherwise dispose of such shares to such person or persons on such terms arid conditions and at such times as the Directors may from time to rime at their discretion deem fit [save for the unissued ordinary shares which have specially been reserved for the Company's share incentive schemas, being 5%ol the total issued share capital, in terms of ordinary resolutions duly passed at previous annual general meetings of the Company [the unissued scheme shares] which shall he issued to such person or persons on 5 the terms and conditions in accordance with the term, of such authorizing resolutions) subject to the aggregate number of such ordinary shares able to be allotted, issued arid otherwise disposed of and/or so undertaken to be allotted, issued or disposed of in terms of this resolution being limited to 10%
Issuer

of the number of ordinary shares in issue as at 31 DEC 2007 [but excluding, in determining such 10% limit, the unissued scheme shares] and further subject to the provisions applicable from time to lime of the Companies Act and the Listings Requirements of the JSE, each as presently constituted arid which may be amended from time

For	For
7.s.1 Approve the Company, or a subsidiary of the Company, and is by way of a general authority contemplated in sections 85(2), 85(3) and 89 of the Companies Act, to repurchase shares issued by the Company upon such terms and conditions and in such amounts as the Directors of the Company may from time to time determine but subject to the applicable provisions of the Companies Act and the Listings Requirement of the JSE Limited, each as presently constituted and which may he amended horn time to tinier anti subject further to the restriction that the repurchase by the Company, or any of its subsidiaries, of shares in the Company of any class hereunder shall not, in aggregate in any 1 FY, exceed 10% of the shares in issue in such class as at the commencement of such FY
Issuer

Company Name	Meeting Date	CUSIP	Ticker

NESTLE SA, CHAM UND VEVEY	4/10/2008	7123870

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the annual report, annual financial statements of Nestle S.A., and consolidated financial statements of Nestle Group 2007, report of the Auditors	Issuer
For	For	2. Grant discharge to the Board of Directors and the Management	Issuer
For	For	3. Approve the appropriation of profits resulting from the balance sheet of Nestle S.A	Issuer
For	For	4.1.1 Elect Mr. Andreas Koopmann to the Board of Directors [for a term of 3 years]	Issuer
For	For	4.1.2 Elect Mr. Rolf Haenggi to the Board of Directors [for a term of 3 years]	Issuer
For	For	4.2.1 Elect Mr. Paul Bulcke to the Board of Directors [for a term of 3 years]	Issuer
For	For	4.2.2 Elect Mr. Beat W. Hess to the Board of Directors [for a term of 3 years] 4.	Issuer
For	For	4.3 Re-elect KPMG SA as the Auditors [for a term of 1 year]	Issuer
For	For	5.1 Approve CHF 10.1 million reduction in share capital via cancellation of 10.1 million	Issuer
For	For	5.2 Approve 1:10 stock split	Issuer
For	For	5.3 Amend the Article 5 and 5 BIS Paragraph 1 of the Articles of Association	Issuer
For	For	6. Approve the complete revision of the Articles of Association	Issuer

Company Name	Meeting Date	CUSIP	Ticker

NIPPON ELECTRIC GLASS CO.,LTD.	6/27/2008	6642666

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve Appropriation of Retained Earnings	Issuer
For	For	2.1 Appoint a Director	Issuer
For	For	2.2 Appoint a Director	Issuer
For	For	2.3 Appoint a Director	Issuer
For	For	2.4 Appoint a Director	Issuer
For	For	2.5 Appoint a Director	Issuer
For	For	2.6 Appoint a Director	Issuer
For	For	2.7 Appoint a Director	Issuer
For	For	2.8 Appoint a Director	Issuer
For	For	2.9 Appoint a Director	Issuer
For	For	3.1 Appoint a Substitute Corporate Auditor	Issuer
For	For	3.2 Appoint a Substitute Corporate Auditor	Issuer
Against	For	4. Approve Payment of Bonuses to Directors	Issuer

Company Name	Meeting Date	CUSIP	Ticker

NOKIA CORPORATION	5/8/2008	654902204	NOK

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	2. APPROVAL OF THE ANNUAL ACCOUNTS.	Issuer
For	For	3. APPROVAL OF THE DISTRIBUTION OF THE PROFIT FOR THE YEAR, PAYMENT OF DIVIDEND.	Issuer
Against	For	4. APPROVAL OF THE DISCHARGE OF THE CHAIRMAN, THE MEMBERS OF THE BOARD OF DIRECTORS, AND THE PRESIDENT, FROM LIABILITY.	Issuer
Against	For	5. APPROVAL OF THE REMUNERATION TO THE MEMBERS OF THE BOARD OF DIRECTORS.	Issuer
For	For	6. APPROVAL OF THE NUMBER OF THE MEMBERS OF THE BOARD OF DIRECTORS.	Issuer
7. DIRECTOR
For	For	GEORG EHRNROOTH	Issuer
For	For	LALITA D. GUPTE	Issuer
For	For	BENGT HOLMSTROM	Issuer
For	For	HENNING KAGERMANN	Issuer
For	For	OLLI-PEKKA KALLASVUO	Issuer
For	For	PER KARLSSON	Issuer
For	For	JORMA OLLILA	Issuer
For	For	MARJORIE SCARDINO	Issuer
For	For	RISTO SIILASMAA	Issuer
For	For	KEIJO SUILA	Issuer
For	For	8. APPROVAL OF THE AUDITOR REMUNERATION.	Issuer
For	For	9. APPROVAL OF THE RE-ELECTION OF PRICEWATERHOUSECOOPERS OY AS THE AUDITORS FOR FISCAL YEAR 2008.	Issuer
For	For	10 APPROVAL OF THE AUTHORIZATION TO THE BOARD OF DIRECTORS TO RESOLVE TO REPURCHASE NOKIA SHARES.	Issuer
Against	N/A	11 MARK THE "FOR" BOX IF YOU WISH TO INSTRUCT NOKIA'S LEGAL COUNSELS TO VOTE IN THEIR DISCRETION ON YOUR BEHALF ONLY UPON ITEM 11.	N/A

Company Name	Meeting Date	CUSIP	Ticker

OMV-AG	5/14/2008	4651459

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the presentation of the annual report and reporting of the Supervisory Board for the 2007 business year	Issuer
For	For	2. Approve the allocation of the net income	Issuer
For	For	3. Approve the share repurchase and realienation	Issuer
For	For	4. Elect the Auditors for the FY 2008	Issuer
Against	For	5. Approve the stock option plan for 2008	Issuer
Against	For	6. Approve the exculpation of the Managing Board and the Supervisory Board for the FY 2007	Issuer
For	For	7. Approve to determine the remuneration of the Supervisory Board	Issuer
For	For	8. Elect the Supervisory Board	Issuer

Company Name	Meeting Date	CUSIP	Ticker

PETROLEO BRASILEIRO S.A. - PETROBRAS	6/9/2008		PBR.A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. TO APPROVE THE DISPOSAL OF THE CONTROL OF THE SUBSIDIARY OF PETROBRAS, DAPEAN PARTICIPACOES S.A., BY MEANS OF THE MERGER INTO THIS COMPANY OF FASCIATUS PARTICIPACOES S.A., A TRANSACTION INSERTED IN THE SPHERE OF THE INVESTMENT AGREEMENT ENTERED INTO AMONG PETROBRAS, PETROBRAS QUIMICA S.A. - PETROQUISA AND UNIPAR-UNIAO DE INDUSTRIAS PETROQUIMICAS S.A., FOR THE CREATION OF A PETROCHEMICAL COMPANY, ACCORDING TO A MATERIAL FACT OF NOVEMBER 30, 2007.
Issuer

Company Name	Meeting Date	CUSIP	Ticker

PEUGEOT SA, PARIS	5/28/2008	7103526

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Receive the reports of the executive committee, the Supervisory Board and the Auditors, approve the Company's financial statements for the YE in 31 DEC 2007, as presented and showing income of EUR 525,580,339.33
Issuer
For	For	2. Receive the reports of the executive committee, the Supervisory Board and the Auditors, approve the consolidated financial statements for the said FY, in the form presented to the meeting	Issuer
For	For
3. Approve the distributable income [that is the income for the FY of EUR 525,580,339.33 increased by the prior retained earnings of EUR 632,089,020.00] amounts to EUR 1,157,669,360.06 and resolves that it will be appropriated as follows: to the shares: EUR 351,420,447.00 to the other reserves: EUR 100,000,000.00 to the retained earnings: EUR 706, 248,913.06, receive a net dividend of EUR 1.50 per share, and will entitle to the 40% deduction provided by t he French Tax Code, this dividend will be paid on 04 JUN 2008; in the event that the Company holds some of its own shares on the day the dividends are paid, the amount of the unpaid dividend on such shares shall be allocated to the retained earnings account; as required by law, it is reminded that, for the last 3 FY, the dividends paid, were as follows: EUR 1.35 for FY 2004, EUR 1.35 for FY 2005, EUR 1.35 for FY 2006
Issuer
For	For	4. Approve to renews the appointment of Mr. Marc Friedel as a Member of the Supervisory Board f or a 6 year period	Issuer
For	For	5. Receive the special report of the Auditors on regulated agreements, approve said report and the agreements referred to therein	Issuer
For	For
6. Receive the special report of the Auditors on agreements Governed by Article L.225.90.1 of the French Commercial Code, approve the agreements referred to said report, that is the terms related to Mr. Christian Streiff's employment contract recovery, once its term of office is ended
Issuer
For	For
7. Receive the special report of the Auditors on agreements governed by Article L.225.90.1 of the French Commercial Code, approve the agreements referred to said report, that is the terms related to Mr. Jean Philippe Collin's employment contract recovery, once its term of office is ended
Issuer
For	For
8. Receive the special report of the Auditors on agreements Governed by Article L.225.90.1 of the French Commercial Code, approve the agreements referred to said report, that is the terms related to Mr. Gilles Michel's employment contract recovery, once its term of office is ended
Issuer
For	For
9. Receive the special report of the Auditors on agreements Governed by Article L.225.90.1 of the French Commercial Code, approve the agreements referred to said report, that is the terms related to Mr. Gregoire Oiivier's employment contract recovery, once its term of office is ended
Issuer
For	For
10. Receive the special report of the Auditors on agreements Governed by Article L.225.90.1 of the French Commercial Code, approve the agreements referred to said report, that is the terms related to Mr. Roland Vardenega's employment contract recovery, once its term of office is ended
Issuer
Against	For	11. Approve to award total annual fees of EUR 6 00,000.00 to the Members of the Supervisory Board	Issuer
For	For
12. Authorize the Executive Committee to buy back the Company's shares on the open market, subject to the conditions described below: maximum purchase price: EUR 65.00, maximum number of shares to be acquired: 17,000,000 shares; [Authority expires at the end of the 18 month period], it supersedes the authorization granted by the shareholders' meeting of 23 MAY 2007 3
Issuer
For	For
E.13 Grants all powers to the Executive Committee to reduce the share capital, on one or more occasions and at its sole discretion, by canceling all or part of the shares held by the Company in connection with a stock repurchase plan, up to a maximum of 10% of the share capital over a 24 month period, authorize the Executive Committee to take all necessary measures and accomplish all necessary formalities
Issuer
Against	For
E.14 Authorize the Executive Committee to make use in whole or in part, of the various delegation s and authorizations given to it by virtue of Resolutions 12 and 13 and Resolutions 10, 11 and 12 for the shareholders' meeting of 23 MAY, 2007, in accordance with the legal provisions in force, during periods when cash or stock tender offers are in effect for the Company's shares for a 18 month period, starting from the date of the present meeting
Issuer
Against	For
E.15 Authorize the Executive Committee to proceed, in one or more issues, in a public offering, with the issuance of a maximum number of 160,000,000 Peugeot S.A, equity warrants, consequently, to increase the capital by a maximum nominal value of EUR 160,000,000.00 [this amount shall count against the capital increases carried out by virtue of Resolutions 10, 11 and 12 of the shareholders' meeting of 23 MAY 2007 and of the previous Resolution 14], the shareholders' meeting resolves that said warrants will be allocated for free in favor of all shareholders having this quality before the public offer period is ended decides to cancel the shareholders' preferential subscription rights, to the executive committee to take all necessary measures and accomplish all necessary formalities
Issuer

Company Name	Meeting Date	CUSIP	Ticker

REDECARD S A	2/22/2008	B29W635

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve the Board of Directors annual report, financial statements and Independent Auditors and Finance Committee report relating to FYE 31 DEC 2007	Issuer
For	For	2. Approve the destination of the YE results of 2007	Issuer
For	For	3. Elect the Members of the Board of Directors	Issuer
For	For	4. Approve to set the global remuneration of the Board of Directors, the Independent Auditor's and Directors	Issuer
For	For	5. Approve the newspapers in which Company notices will be published	Issuer

Company Name	Meeting Date	CUSIP	Ticker

SAP AG	6/3/2008	803054204	SAP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	2. RESOLUTION ON THE APPROPRIATION OF THE RETAINED EARNINGS OF THE FISCAL YEAR 2007	Issuer
For	For	3. RESOLUTION ON THE FORMAL APPROVAL OF THE ACTS OF THE EXECUTIVE BOARD IN THE FISCAL YEAR 2007	Issuer
For	For	4. RESOLUTION ON THE FORMAL APPROVAL OF THE ACTS OF THE SUPERVISORY BOARD IN THE FISCAL YEAR 2007	Issuer
For	For	5. APPOINTMENT OF THE AUDITOR OF THE FINANCIAL STATEMENTS AND GROUP FINANCIAL STATEMENTS FOR THE FISCAL YEAR 2008	Issuer
For	For	6. ELECTION TO THE SUPERVISORY BOARD	Issuer
For	For	7A RESOLUTION ON THE AUTHORIZATION TO ACQUIRE AND USE TREASURY SHARES, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT	Issuer
Against	For	7B RESOLUTION ON THE AUTHORIZATION TO USE EXISTING TREASURY SHARES, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT	Issuer
Against	For	8. RESOLUTION ON THE AUTHORIZATION TO USE EQUITY DERIVATIVES IN CONNECTION WITH THE ACQUISITION OF TREASURY SHARES	Issuer
Against	For	9A RESOLUTION ON THE AMENDMENT OF SECTION 4 OF THE ARTICLES OF INCORPORATION DUE TO THE EXPIRY OF AUTHORIZED CAPITAL III	Issuer
Against	For	9B RESOLUTION ON THE AMENDMENT OF SECTION 23 OF THE ARTICLES OF INCORPORATION, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT	Issuer

Company Name	Meeting Date	CUSIP	Ticker

SECOM CO.,LTD.	6/26/2008	6791591

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Approve Appropriation of Profits	Issuer
For	For	2. Amend Articles to: Expand Business Lines	Issuer
For	For	3.1 Appoint a Director	Issuer
For	For	3.2 Appoint a Director	Issuer
For	For	3.3 Appoint a Director	Issuer
For	For	3.4 Appoint a Director	Issuer
For	For	3.5 Appoint a Director	Issuer
For	For	3.6 Appoint a Director	Issuer
For	For	3.7 Appoint a Director	Issuer
For	For	3.8 Appoint a Director	Issuer
For	For	3.9 Appoint a Director	Issuer
For	For	3.10 Appoint a Director	Issuer
For	For	3.11 Appoint a Director	Issuer
Against	For	4. Approve Provision of Retirement Allowance for Directors	Issuer

Company Name	Meeting Date	CUSIP	Ticker

SGL GROUP, WIESBADEN	4/25/2008	4818351

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. Presentation of the financial statements and annual report for the 2007 financial year with the report of the Supervisory Board, the group financial statements and group annual report, and the report of the Board of Managing Directors pursuant to Sections 289(4) and 315(4) of the German Commercial Code
Issuer
For	For	2. Resolution on the appropriation of the distributable profit of EUR 36,623,000 as follows: EUR 36,623,000 shall be carried forward	Issuer
For	For	3. Ratification of the acts of the Board of Managing Directors	Issuer
For	For	4. Ratification of the acts of the Supervisory Board	Issuer
For	For	5. Appointment of Auditors for the 2008 Financial year.: Ernst and Young AG, Eschborn/Frankfurt	Issuer
For	For	6. Elections to the Supervisory Board	Issuer
Against	For
7. Resolution on the revocation of the existing authorized capital III, the creation of a new authorized capital III, and the corresponding amendment to the Article of Association; the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to increase the Company's share capital by up to EUR 23,873,251.84 through the issue of up to 9,325,669 new bearer no-par shares against payment in cash, on or before 26 APR 2012, shareholders shall be granted subscription rights except for a capital increase of up to 10% of the Company's share capital against payment in cash if the new shares are issued at a price not materially below their market price and for residual amounts
Issuer
For	For
8. Renewal of the authorization to acquire own shares, the Company shall be authorized to acquire own shares of up to 10 % of its share capital, at a price differing neither more than 10 % from the market price of the shares if they are acquired through the s tock exchange, nor more than 15 % if they are acquired by way of a repurchase offer, on or before 24 OCT 2009, the Board of Managing Directors shall be authorized to sell the shares on the Stock Exchange or to offer them to all shareholder, to dispose of the shares in a manner other than the stock ex change or an offer to all shareholders if the shares are sold at a price not materially below their market price, to use the shares in connection with mergers and acquisitions , as employee shares, or for satisfying existing conversion or option rights, to use up to 30,000 own shares within the Company's Matching Share Plan, and to retire the shares
Issuer
For	For
9. Approval of the transformation of the Company into a European Company [Societas Europaea, SE], the appointment of members of shareholders, representatives to the Supervisory Board, and appointment of the Auditors for the first FY of the SE the Company shall be transformed in to a European Company, upon the transformation, the term of office for the members of the Supervisory Board will end, Max Dietrich Kley, Prof. Utz-Hellmuth Felcht, Dr. Claus Hendricks, Dr. Hubert Lienha Rd, Andrew H. Simon, and Dr. Daniel Camus shall be appointed as representatives of the shareholders to the Supervisory Board, Ernst and Young AG, Eschborn/Frankfurt shall be appointed as the Auditor for the first FY of the SE
Issuer

Company Name	Meeting Date	CUSIP	Ticker

SIEMENS AG	1/24/2008	826197501	SI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

Withheld		HEINRICH VON PIERER
Withheld		GERHARD CROMME
Withheld		RALF HECKMANN
Withheld		JOSEF ACKERMANN
Withheld		LOTHAR ADLER
Withheld		GERHARD BIELETZKI
Withheld		JOHN DAVID COOMBE
Withheld		HILDEGARD CORNUDET
Withheld		BIRGIT GRUBE
Withheld		BETTINA HALLER
Withheld		HEINZ HAWRELIUK
Withheld		BERTHOLD HUBER
Withheld		WALTER KROLL
Withheld		MICHAEL MIROW
Withheld		WOLFGANG MULLER
Withheld		GEORG NASSAUER
Withheld		THOMAS RACKOW
Withheld		DIETER SCHEITOR
Withheld		ALBRECHT SCHMIDT
Withheld		HENNING SCHULTE-NOELLE
Withheld		PETER VON SIEMENS
Withheld		JERRY I. SPEYER
Withheld		LORD IAIN VALLANCE

For	For	3. APPROPRIATION OF NET INCOME	Issuer
Against	For	4a. POSTPONEMENT OF THE RATIFICATION OF THE ACTS OF: JOHANNES FELDMAYER	Issuer
Against	For	4b. RATIFICATION OF THE ACTS OF THE MANAGING BOARD: KLAUS KLEINFELD (UNTIL JUNE 30, 2007)	Issuer
Against	For	4c. RATIFICATION OF THE ACTS OF THE MANAGING BOARD: PETER LOSCHER (AS OF JULY 1, 2007)	Issuer
Against	For	4d. RATIFICATION OF THE ACTS OF THE MANAGING BOARD: HEINRICH HIESINGER (AS OF JUNE 1, 2007)	Issuer
Against	For	4e. RATIFICATION OF THE ACTS OF THE MANAGING BOARD: JOE KAESER	Issuer
Against	For	4f. RATIFICATION OF THE ACTS OF THE MANAGING BOARD: RUDI LAMPRECHT	Issuer
Against	For	4g. RATIFICATION OF THE ACTS OF THE MANAGING BOARD: EDUARDO MONTES	Issuer
Against	For	4h. RATIFICATION OF THE ACTS OF THE MANAGING BOARD: JURGEN RADOMSKI	Issuer
Against	For	4i. RATIFICATION OF THE ACTS OF THE MANAGING BOARD: ERICH R. REINHARDT	Issuer
Against	For	4j. RATIFICATION OF THE ACTS OF THE MANAGING BOARD: HERMANN REQUARDT	Issuer
Against	For	4k. RATIFICATION OF THE ACTS OF THE MANAGING BOARD: URIEL J. SHAREF	Issuer
Against	For	4l. RATIFICATION OF THE ACTS OF THE MANAGING BOARD: KLAUS WUCHERER	Issuer
Against	For	4m. RATIFICATION OF THE ACTS OF THE MANAGING BOARD: JOHANNES FELDMAYER (UNTIL SEPTEMBER 30, 2007)	Issuer
For	For	6. APPOINTMENT OF INDEPENDENT AUDITORS	Issuer
Against	For	7. ACQUISITION AND USE OF SIEMENS SHARES	Issuer
Against	For	8. USE OF EQUITY DERIVATIVES IN CONNECTION WITH THE ACQUISITION OF SIEMENS SHARES	Issuer
For	For	9a. NEW ELECTION TO THE SUPERVISORY BOARD: JOSEF ACKERMANN	Issuer
For	For	9b. NEW ELECTION TO THE SUPERVISORY BOARD: JEAN-LOUIS BEFFA	Issuer
For	For	9c. NEW ELECTION TO THE SUPERVISORY BOARD: GERD VON BRANDENSTEIN	Issuer
For	For	9d. NEW ELECTION TO THE SUPERVISORY BOARD: GERHARD CROMME	Issuer
For	For	9e. NEW ELECTION TO THE SUPERVISORY BOARD: MICHAEL DIEKMANN	Issuer
For	For	9f. NEW ELECTION TO THE SUPERVISORY BOARD: HANS MICHAEL GAUL	Issuer
For	For	9g. NEW ELECTION TO THE SUPERVISORY BOARD: PETER GRUSS	Issuer
For	For	9h. NEW ELECTION TO THE SUPERVISORY BOARD: NICOLA LEIBINGER-KAMMULLER	Issuer
For	For	9i. NEW ELECTION TO THE SUPERVISORY BOARD: HAKAN SAMUELSSON	Issuer
For	For	9j. NEW ELECTION TO THE SUPERVISORY BOARD: LORD IAIN VALLANCE OF TUMMEL	Issuer

Company Name	Meeting Date	CUSIP	Ticker

SK TELECOM CO., LTD.	3/12/2008		SKM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For
1. APPROVAL OF THE BALANCE SHEETS, THE STATEMENT OF INCOME, AND STATEMENTS OF APPROPRIATIONS OF RETAINED EARNINGS OF THE 24TH FISCAL YEAR, AS SET FORTH IN ITEM 1 OF THE COMPANY'S AGENDA ENCLOSED HEREWITH.
Issuer
Against	For	2. APPROVAL OF THE AMENDMENT TO THE ARTICLES OF INCORPORATION, AS SET FORTH IN ITEM 2 OF THE COMPANY'S AGENDA ENCLOSED HEREWITH.	Issuer
For	For	3. APPROVAL OF THE CEILING AMOUNT OF THE REMUNERATION OF DIRECTORS, AS SET FORTH IN THE COMPANY'S AGENDA ENCLOSED HEREWITH.	Issuer
For	For	4A ELECTION OF DIRECTORS. NAMES: KIM, SHIN BAE. PARK, YOUNG HO. UHM, RAK YONG. CHUNG, JAY YOUNG. CHO, JAE HO	Issuer
For	For	4B ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTORS.	Issuer
For	For	4C ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR WHO WILL BE A MEMBER OF THE AUDIT COMMITTEE.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

SYNGENTA AG	4/22/2008	87160A100	SYT

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. APPROVAL OF ANNUAL REPORT, ANNUAL FINANCIAL STATEMENTS, COMPENSATION REPORT AND GROUP CONSOLIDATED FINANCIAL STATEMENT	Issuer
Abstain	For	2. DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS AND THE EXECUTIVE COMMITTEE	Issuer
For	For	3. REDUCTION OF SHARE CAPITAL BY CANCELLATION OF REPURCHASED SHARES	Issuer
For	For	4. APPROPRIATION OF BALANCE SHEET PROFIT 2007 AND DIVIDEND DECISION	Issuer
For	For	5. APPROVAL OF A SHARE REPURCHASE PROGRAM	Issuer
For	For	6A RE-ELECTION OF DIRECTOR: MARTIN TAYLOR (FOR A THREE YEAR TERM OF OFFICE)	Issuer
For	For	6. RE-ELECTION OF DIRECTOR: PETER THOMPSON (FOR A THREE YEAR TERM OF OFFICE)	Issuer
For	For	6C RE-ELECTION OF DIRECTOR: ROLF WATTER (FOR A THREE YEAR TERM OF OFFICE)	Issuer
For	For	6D RE-ELECTION OF DIRECTOR: FELIX A. WEBER (FOR A THREE YEAR TERM OF OFFICE)	Issuer
For	For	6E ELECTION OF DIRECTOR: MICHAEL MACK (FOR A TWO YEAR TERM OF OFFICE)	Issuer
For	For	7. ELECTION OF ERNST & YOUNG AG AS AUDITORS OF SYNGENTA AG FOR THE BUSINESS YEAR 2008	Issuer

Company Name	Meeting Date	CUSIP	Ticker

TAIWAN SEMICONDUCTOR MFG. CO. LTD.	6/13/2008	874039100	TSM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. TAIWAN SEMICONDUCTOR MFG. CO. LTD.	Issuer
For	For	2. TO APPROVE THE PROPOSAL FOR DISTRIBUTION OF 2007 PROFITS.	Issuer
For	For	3. TO APPROVE THE CAPITALIZATION OF 2007 DIVIDENDS, 2007 EMPLOYEE PROFIT SHARING, AND CAPITAL SURPLUS.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

TECHNIP (EX-TECHNIP-COFLEXIP), PARIS	4/25/2008	4874160

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive the reports of the Board of Directors and the Auditors, approve the Company's financial statements for the YE in 31 DEC 2007, as presented and showing income of EUR 91,495,476.38	Issuer
For	For
2. Approve the income for the FY is of EUR 91,495,476.38 the distributable income of EUR 102,167,617.06 considering the available retained earnings of EUR 10,672,140.68 and the other reserves are of EUR 141,967,742.71, dividends: EUR 125,144,539.20 (EUR 102,167,617.06 will be deducted from the distributable income and EUR 22,976,922.14 from the other reserves account) in the event that the company holds some of its own shares on the day the dividend is paid, the sums of the unpaid dividend on such shares shall be allocated to the retained earnings account; the shareholders will receive a net dividend of EUR 1.20 per share, and will entitle to the 40% deduction provided by the French tax code; this dividend will be paid in cash on 13 MAY 2008, authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities; as required by law
Issuer
For	For	3. Receive the reports of the Board of Directors and the Auditors, approve the consolidated financial statements for the said FY, in the form presented to the meeting	Issuer
For	For
4. Receive the special report of the Auditors on agreements governed by the Articles L.225.38 and sequence of the French commercial code, and approve the said report and the new agreement referred to therein
Issuer
For	For
5. Receive the special report of the Auditors on agreements governed by the Article L.225.38 and sequence of the French commercial code, approves the agreement entered into and which remained in force during the FYE 31 DEC 2007
Issuer
Against	For
6. Approve to resolve the award total annual fees of EUR 3,75,000.00 to the Board of Directors, and authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities
Issuer
For	For
7. Authorize the Board of Directors to buy back the Company's shares on the open market, subject to the conditions described below maximum purchase price EUR 80.00, maximum number of shares to be acquired 10% of the share capital; it supersedes any and all earlier authorizations to the same effect and, especially, the authorization granted by the extraordinary shareholders' meeting of 27 APR 2007 in its Resolution Number 18, authorize the Board of Directors to take all necessary measures and accomplish all necessary formalities; [Authority expires after the 18 months]
Issuer
Against	For
8. Authorize the Board of Directors to grant, for free, on 1 or more occasions, existing shares, in favor of the Employees or the Corporate Officers of the Company techno [the Company] and related Companies, they may not represent more than 1% of the share capital; to take all necessary measures and accomplish all necessary formalities; [Authority expires after 24 months]
Issuer
Against	For
9. Authorize the Board of Directors to grant, for free, on 1 or more occasions, existing shares, in favor of the Chairman and Managing Director of Technip, Corporate officer of the Company, they may not represent more than 0.03% of the share capital, to take all necessary measures and accomplish all necessary formalities; [Authority expires after 24 months]
Issuer
Against	For
10. Authorize the Board of Directors to proceed, in 1 or more transactions, in favor of employees of Technip [the Company] and Corporate officers of related Companies, with the allocation of options giving the right to purchase existing shares purchased by the Company, it being provided that the options shall not give rights to a total number of shares, which shall exceed 1% of the share capital; it supersedes any and all earlier delegations to the same effect; to take all necessary measures and accomplish all necessary formalities; [Authority expires after 24 months]
Issuer
Against	For
11.  Authorize the Board of Directors to proceed, in 1 or more transactions, in favor of the Chairman and Managing Director of Technip [Corporate officer of the Company], with the allocation of options giving the right to purchase existing shares purchased by the Company, it being provided that the options shall not give rights to a total number of shares, which shall exceed 0.10% of the share capital; it supersedes any and all earlier delegations to the same effect; to take all necessary measures and accomplish all necessary formalities; [Authority expires after 24 months]
Issuer
For	For	12. Approve to grant full powers to the bearer of an original, a copy or extract of the minutes of this meeting to carry out all filings, publications and other formalities prescribed by law	Issuer

Company Name	Meeting Date	CUSIP	Ticker

TELVENT GIT SA	5/22/2008	E90215109	TLVT

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1 EXAMINATION AND APPROVAL, AS THE CASE MAY BE, OF THE ANNUAL ACCOUNTS AND THE MANAGEMENT REPORT OF THE COMPANY, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Issuer
For	For	2 APPROVAL, AS THE CASE MAY BE, OF THE PROPOSED DISTRIBUTION OF THE COMPANY'S NET INCOME FOR THE 2007 FINANCIAL YEAR.	Issuer
For	For	3 APPROVAL, AS THE CASE MAY BE, OF THE ACTIONS OF THE BOARD OF DIRECTORS IN 2007.	Issuer
Against	For	4 APPROVAL, AS THE CASE MAY BE, OF THE BOARD OF DIRECTORS' COMPENSATION FOR 2007.	Issuer
For	For	5 RE-ELECTION OR APPOINTMENT, AS THE CASE MAY BE, OF THE AUDITOR OF THE COMPANY AND ITS CONSOLIDATED GROUP FOR 2008.	Issuer
Against	For	6 DELEGATION TO THE BOARD OF DIRECTORS OF THE POWER TO INCREASE THE SHARE CAPITAL.	Issuer
Against	For	7 AUTHORIZATION TO THE BOARD OF DIRECTORS TO ESTABLISH, DIRECTLY OR INDIRECTLY, A SHARE PURCHASE PLAN FOR THE MANAGEMENT OF THE COMPANY, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Issuer
For	For
8 GRANT OF POWER TO THE BOARD OF DIRECTORS TO CORRECT, FORMALIZE, EXECUTE AND/OR LEGALIZE ALL DOCUMENTS MEMORIALIZING THE AGREEMENTS OF THE SHAREHOLDERS AT THIS MEETING. 9 APPROVAL, AS THE CASE MAY BE, OF THE MINUTES OF THIS MEETING AS MAY BE REQUIRED BY LAW.
Issuer
For	For	9 APPROVAL, AS THE CASE MAY BE, OF THE MINUTES OF THIS MEETING AS MAY BE REQUIRED BY LAW.
Against	For	10 IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS PROPERLY MAY COME BEFORE THE MEETING.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

TENARIS, S.A.	6/4/2008	88031M109	TS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. APPROVAL OF THE COMPANY'S CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2007, 2006 AND 2005.	Issuer
For	For	2. APPROVAL OF COMPANY'S ANNUAL ACCOUNTS AS AT DECEMBER 31, 2007.	Issuer
For	For	3. ALLOCATION OF RESULTS AND APPROVAL OF DIVIDEND PAYMENT.	Issuer
For	None	4. DISCHARGE TO THE MEMBERS OF THE BOARD OF DIRECTORS.	None
For	None	5. ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS.	None
Against	None	6 .COMPENSATION OF THE MEMBERS OF THE BOARD OF DIRECTORS.	None
For	None	7. AUTHORIZATION TO BOARD OF DIRECTORS TO CAUSE DISTRIBUTION OF ALL SHAREHOLDER COMMUNICATIONS, INCLUDING ITS SHAREHOLDER MEETING.	None
For	For	8. APPOINTMENT OF INDEPENDENT AUDITORS AND APPROVAL OF THEIR FEES.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

TEVA PHARMACEUTICAL INDUSTRIES LIMITED	6/29/2008	881624209	TEVA

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. TO RECEIVE AND DISCUSS THE COMPANY'S CONSOLIDATED BALANCE SHEET AND CONSOLIDATED STATEMENTS OF INCOME FOR THE YEAR THEN ENDED.	Issuer
For	For	2. APPROVE BOARDS' RECOMMENDATION THAT CASH DIVIDEND FOR THE YEAR ENDED DECEMBER 31, 2007, WHICH WAS PAID IN FOUR INSTALLMENTS AND AGGREGATED NIS 1.60 PER ORDINARY SHARE, BE DECLARED FINAL.	Issuer
For	For	3A TO ELECT ELI HURVITZ AS A DIRECTOR FOR A THREE-YEAR TERM	Issuer
For	For	3B TO ELECT RUTH CHESHIN AS A DIRECTOR FOR A THREE-YEAR TERM.	Issuer
For	For	3C TO ELECT HAROLD SNYDER AS A DIRECTOR FOR A THREE-YEAR TERM.	Issuer
For	For	3D TO ELECT JOSEPH (YOSI) NITZANI AS DIRECTOR FOR THREE-YEAR TERM.	Issuer
For	For	3E TO ELECT ORY SLONIM AS A DIRECTOR FOR A THREE-YEAR TERM.	Issuer
For	For	4. TO APPOINT DR. LEORA (RUBIN) MERIDOR AS A STATUTORY INDEPENDENT DIRECTOR FOR AN ADDITIONAL TERM OF THREE YEARS.	Issuer
Against	For	5. APPROVE PURCHASE OF LIABILITY INSURANCE FOR DIRECTORS, OFFICERS OF THE COMPANY AND ITS SUBSIDIARIES.	Issuer
Against	For	6. TO APPROVE AN INCREASE IN THE PER MEETING CASH REMUNERATION PAID TO THE DIRECTORS TO NIS 7,226 AND IN CERTAIN CASES, NIS 10,839.	Issuer
Against	For	7. APPROVE 2008 EMPLOYEE STOCK PURCHASE PLAN FOR U.S. EMPLOYEES.	Issuer
For	For	8. TO APPROVE KESSELMAN & KESSELMAN, AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND TO DETERMINE THEIR COMPENSATION.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

TOMRA SYS A/S	4/23/2008	4730875

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Opening of the general meeting by the Chairman of the Board of Directors and registration list of attending shareholders represented by proxy	Issuer
For	For	2. Elect the Chairman of the Meeting	Issuer
For	For	3. Elect 1 person to sign the minutes together with the Chairperson of the meeting	Issuer
For	For	4. Approve the notice of the meeting and the agenda	Issuer
For	For	5. Receive the report by the Management on the status of the Company and the Group	Issuer
For	For	6. Approve the annual accounts and annual report for 2007 for the Company and the Group, including proposal for divided distribution	Issuer
Against	For	7. Approve the declaration from the Board of Directors regarding establishment of salary and other remuneration to Executive Employees and binding vote regarding salary in the form of shares etc	Issuer
Against	For	8. Approve to determine the remuneration for the Board of Directors, Board Committees and the Auditor	Issuer
For	For	9. Elect the Shareholders' Members of the Board of Directors, Chairperson of the Board and Nomination Committee	Issuer
For	For	10. Approve the reduction of share premium fund by transferal to distributable equity	Issuer
For	For	11. Approve the reduction of shares capital by amortization of treasury shares, amend the Company By-Laws	Issuer
For	For	12. Grant authority regarding sale and acquisition of the treasury shares	Issuer
For	For	13. Grant authority regarding directed share issues to effect acquisitions or mergers	Issuer

Company Name	Meeting Date	CUSIP	Ticker

VALLOUREC USINES A TUBES DE LORRAINE ESCAUT ET VAL	5/26/2008	B197DR6

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive the reports of the Executive Committee and the Auditors; approve the Company's financial statements for the YE on 31 DEC 2007, as presented. earnings for the FY: Eur 553, 894,374.14	Issuer
For	For	2. Receive the reports of the Executive Committee and the Auditors, approves the consolidated financial statements for the said FY, in the form presented to the meeting.	Issuer
For	For
3. Approve the recommendations of the Executive Committee and resolves that the income for the FY be appropriated as follows: legal reserve: EUR 10,740.00 balance available for distribution: EUR 553,883,634.14, this in addition to an amount of EUR 29,542,285.00 withdrawn from the retained earnings, that will be appropriated to the account dividends; the shareholders' meeting reminds that an interim dividend of EUR 4.00 was already paid on 04 JUL 2007; the remaining dividend of EUR 7.00 will be paid on 18 JUN 2008 as required by law as specified
Issuer
For	For	4. Receive the special report of the Auditors on agreements governed by Article L.225.86 of the French Commercial Code, approves said report and the agreements referred to therein	Issuer
For	For	5. Appoint Mr. Edward G. Krubasik as a Member of the Supervisory Board for a 4 year period	Issuer
For	For
6. Appoint Mr. Philippe Crouzet as a Member of the Supervisory Board, to replace Mr. Luiz Olavo Baptista, for the remainder of Mr. Luiz Olavo Baptista's term of office, i.e. until the shareholders' meeting called to approve the financial statements for the FYE on 31 DEC 2011
Issuer
For	For	7. Appoint Mr. Luiz Olavo Baptista as a Control Agent, for a 4 year period	Issuer
For	For
8. Authorize the Executive Committee to buy back the Company's shares on the open market, subject to the conditions described below: maximum purchase price: at highest rate on stock exchange, since the general meeting of 06 JUN 2007, raised by 20%, minimum sale price: EUR X, maximum number of shares to be acquired: 10% of the share capital, maximum funds invested in the share buybacks: EUR 1,000,000,000.00; [Authority expires at the end of the 18 month period]; the number of shares acquired by the Company with a view to their retention or their subsequent delivery in payment or exchange as part of a merger, divestment or capital contribution cannot exceed 5 % of its capital; to take all necessary measures and accomplish all necessary formalities; this authorization supersedes the fraction unused of the authorization granted by the shareholders meeting of 06 JUN 2007
Issuer
Against	For
E.9 Authorize the Executive Committee to issue warrants for free giving access to the share capital in the event of a public exchange offer initiated by the Company concerning the shares of another Company; [Authority expires at the end of the 18 month period]; the number of equity securities which shall not exceed the number of shares composing the share capital of the Company at their issuance time, shall give free access to the share capital; to increase the capital by a maximum nominal value of EUR 212,154,880.00; approve to waive the preferential subscription rights of the shareholders to the warrants giving access for free to the share capital of the Company to the profit of the beneficiaries; authorize the Executive Committee to take all necessary measures and accomplish all necessary formalities
Issuer
Against	For	E.10 Amend the Article number 12.3 of the bylaws	Issuer
Against	For	E.11 Amend the Article number 13.2 of the bylaws	Issuer
Against	For
E.12 Authorize the Executive Committee to increase the share capital, by the issuance of shares of equity securities giving free access to the share capital of the Company, in favor of Employees and Corporate Officers of the Company who are Members of a Company Savings Plan; the nominal amount of such capital increase shall not exceed EUR 6,300,000.00; [Authority expires at the end of the 26 month period];approve to cancel the shareholders' preferential subscription rights in favor of beneficiaries; authorize the Executive Committee to set the issue price of the ordinary shares or securities to be issued, in accordance with the terms and conditions determined by the shareholders' meeting; to take all necessary measures and accomplish all necessary formalities; this delegation of powers supersedes any and all earlier delegations to the same effect
Issuer
Against	For
E.13 Authorize the Executive Committee to increase the share capital, on one or more occasions, at its sole discretion , in favor of Employees and Corporate officers from foreign Companies of group Vallourec, that are not located on French territory, and who are not members of a Company Savings plan; [Authority expires at the end of the 18 month period] and for a nominal amount that shall not exceed EUR 6,300,000.00; approve to cancel the shareholders' preferential subscription rights in favor of beneficiaries; authorize the Executive Committee to take all necessary measures and accomplish all necessary formalities
Issuer
Against	For
E.14 Authorize the Executive Committee the necessary powers to increase the capital of new shares and or securities on one or more occasions, in France or abroad, by a maximum nominal amount of EUR 6,300.000.00, by issuance, with preferred subscription rights maintained, of new shares reserved to employees and Corporate Officers of loan institutions; [Authority expires at the end of the 18 month period]; approve to cancel the shareholders' preferential subscription rights in favor of the beneficiaries; authorize the Executive Committee for a 18 month period and within the limit of 6,300.000.00 % of the Company's share capital, to set the issue price of the ordinary shares or securities to be issued, in accordance with the terms and conditions determined by the shareholders' meeting; this amount shall count against the overall value set forth in resolution 3 par.1 of general meeting of 06 JUN 2007; authorize the Executive Committee to take all necessary measures and accomplish all necessary formalities
Issuer
Against	For
E.15 Authorize the Executive Committee to grant, for free, on one or more occasions, existing or future shares, in favor of the Employees or the Corporate Officers of the company and related Companies; they may not represent more than 0.3 % of the share capital; this amount shall count against the overall value set for thin resolution number 1 par. 3; [Authority expires at the end of the 26 month period]; authorize the Executive Committee to take all necessary measures and accomplish all necessary formalities; this authorization supersedes the fraction unused of the authorization granted by the shareholders' meeting of 07 JUN 2005 in its Resolution 9; this delegation of powers supersedes any and all earlier delegations to the same effect
Issuer
Against	For
E.16 Authorize the Executive Committee to grant, for free, on one or more occasions, existing or future shares, in favor of the Employees or the Corporate Officers of the company and related Companies; they may not represent more than 1 % of the share capital;[Authority expires at the end of the 38 month period]; approve to cancel the shareholders' preferential subscription rights in favor of the beneficiaries; authorize the Executive Committee to take all necessary measures and accomplish all necessary formalities; this authorization supersedes the fraction unused of the authorization granted by the shareholders' meeting of 07 JUN 2005 in its Resolution 9; this delegation of powers supersedes any and all earlier delegations to the same effect
Issuer

Company Name	Meeting Date	CUSIP	Ticker

VEOLIA ENVIRONMENT	5/7/2008	92334N103

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. FIRST RESOLUTION APPROVAL OF THE REPORTS AND PARENT COMPANY FINANCIAL STATEMENTS FOR THE 2007 FINANCIAL YEAR	Issuer
For	For	2. SECOND RESOLUTION APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE 2007 FINANCIAL YEAR	Issuer
For	For	3 .THIRD RESOLUTION APPROVAL OF THE EXPENSES AND CHARGES REFERRED TO IN ARTICLE 39-4 OF THE CODE GENERAL DES IMPORTS	Issuer
For	For	4. FOURTH RESOLUTION ALLOCATION OF INCOME AND DATE OF PAYMENT OF DIVIDENDS	Issuer
For	For	5. FIFTH RESOLUTION APPROVAL OF REGULATED AGREEMENTS AND UNDERTAKINGS	Issuer
For	For	6. SIXTH RESOLUTION AUTHORIZATION FOR THE BOARD OF DIRECTORS TO TRADE IN THE COMPANY'S OWN SHARES	Issuer
Against	For
E7 SEVENTH RESOLUTION AUTHORIZATION FOR THE BOARD OF DIRECTORS TO INCREASE THE SHARE CAPITAL BY ISSUING SHARES AND/OR NEGOTIABLE SECURITIES CONVERTIBLE INTO THE COMPANY'S SHARES IMMEDIATELY OR IN THE FUTURE AND/OR NEGOTIABLE SECURITIES CARRYING A RIGHT TO THE ALLOCATION OF DEBT SECURITIES - WHILE MAINTAINING PREFERENTIAL SUBSCRIPTION RIGHTS
Issuer
Against	For
E8 EIGHTH RESOLUTION AUTHORIZATION FOR THE BOARD OF DIRECTORS TO INCREASE THE SHARE CAPITAL BY ISSUING SHARES AND/OR NEGOTIABLE SECURITIES CONVERTIBLE INTO THE COMPANY'S SHARES AND/OR NEGOTIABLE SECURITIES CARRYING A RIGHT TO THE ALLOCATION OF DEBT SECURITIES - WHILE CANCELLING PREFERENTIAL SUBSCRIPTION RIGHTS
Issuer
Against	For
E9 NINTH RESOLUTION AUTHORIZATION FOR THE BOARD OF DIRECTORS TO ISSUE SHARES OR NEGOTIABLE SECURITIES CONVERTIBLE INTO SHARES WITHOUT PREFERENTIAL SUBSCRIPTION RIGHTS TO PAY FOR CAPITAL CONTRIBUTIONS IN KIND CONSISTING OF CAPITAL SECURITIES OR NEGOTIABLE SECURITIES CONVERTIBLE INTO SHARES
Issuer
Against	For	E10 TENTH RESOLUTION AUTHORIZATION FOR THE BOARD OF DIRECTORS TO INCREASE THE SHARE CAPITAL BY THE CAPITALIZATION OF PREMIUMS, RESERVES, PROFITS OR OTHERWISE	Issuer
Against	For	E11 ELEVENTH RESOLUTION AUTHORIZATION FOR THE BOARD OF DIRECTORS TO INCREASE THE NUMBER OF SHARES TO BE ISSUED IN THE EVENT OF A CAPITAL INCREASE WITH OR WITHOUT PREFERENTIAL SUBSCRIPTION RIGHTS	Issuer
Against	For
E12 TWELFTH RESOLUTION AUTHORIZATION FOR THE BOARD OF DIRECTORS TO INCREASE THE SHARE CAPITAL BY ISSUING SHARES OR NEGOTIABLE SECURITIES CONVERTIBLE INTO SHARES, RESERVED FOR MEMBERS OF EMPLOYEE SAVINGS PLANS, WHILE CANCELLING SHAREHOLDERS' PREFERENTIAL SUBSCRIPTION RIGHTS IN FAVOR OF SUCH MEMBERS
Issuer
Against	For
E13 THIRTEENTH RESOLUTION AUTHORIZATION FOR THE BOARD OF DIRECTORS TO INCREASE THE SHARE CAPITAL, WHILE CANCELLING SHAREHOLDERS' PREFERENTIAL SUBSCRIPTION RIGHTS IN FAVOR OF A CATEGORY OF BENEFICIARIES
Issuer
Against	For	E14 FOURTEENTH RESOLUTION AUTHORIZATION FOR THE BOARD OF DIRECTORS TO GRANT OPTIONS TO SUBSCRIBE OR PURCHASE SHARES	Issuer
For	For	E15 FIFTEENTH RESOLUTION AUTHORIZATION FOR THE BOARD OF DIRECTORS TO REDUCE THE SHARE CAPITAL BY THE CANCELLATION OF TREASURY SHARES	Issuer
Against	For
E16 SIXTEENTH RESOLUTION AUTHORIZATION FOR THE BOARD OF DIRECTORS TO DECIDE, DURING THE PERIOD OF A TAKEOVER BID, TO ISSUE WARRANTS WITH PREFERENTIAL RIGHTS TO SUBSCRIBE THE COMPANY'S SHARES, INCLUDING THEIR FREE ALLOCATION TO ALL THE COMPANY'S SHAREHOLDERS
Issuer
Against	For	E17 SEVENTEENTH RESOLUTION AMENDMENT TO THE ARTICLES OF ASSOCIATION	Issuer
Against	For	E18 EIGHTEENTH RESOLUTION AMENDMENT OF THE ARTICLES OF ASSOCIATION	Issuer
Against	For	E19 NINETEENTH RESOLUTION AMENDMENT OF THE ARTICLES OF ASSOCIATION	Issuer
Against	For	E20 TWENTIETH RESOLUTION AMENDMENT OF THE ARTICLES OF ASSOCIATION	Issuer
Against	For	E21 TWENTY-FIRST AMENDMENT OF THE ARTICLES OF ASSOCIATION	Issuer
Against	For	22. TWENTY-SECOND POWERS TO CARRY OUT FORMALITIES	Issuer

Company Name	Meeting Date	CUSIP	Ticker

VESTAS WIND SYSTEMS A/S, RANDERS	4/2/2008

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Receive the report from the Board of Directors on the Company's activities during the past year	Issuer
For	For	2. Adopt the annual report	Issuer
For	For	3. Approve to apply annual report of DKK 275m as follows: transfer to reserve for the revaluation according to the equity method-DKK 287m; dividend-DKK 0m and retained earnings DKK-(12)m	Issuer
For	For	4.1 Re-elect Mr. Bent Erik Carlsen as a Member of the Board of Directors	Issuer
For	For	4.2 Elect Mr. Torsten Erik Rasmussen as a Member of the Board of Directors	Issuer
For	For	4.3 Elect Mr. Arne Pedersen as a Member of the Board of Directors	Issuer
For	For	4.4 Elect Mr. Freddy Frandsen as a Member of the Board of Directors	Issuer
For	For	4.5 Elect Mr. Jorgen Huno Rasmussen as a Member of the Board of Directors	Issuer
For	For	4.6 Elect Mr. Jorn Ankaer Thomsen as a Member of the Board of Directors	Issuer
For	For	4.7 Elect Mr. Kurt Anker Nielsen as a Members of the Board of Directors	Issuer
For	For	5. Elect PricewaterhouseCoopers, Statsautoriseret Revisionsaktieselskab and KPMG Statsautoriseret Revisionspartnerskab as the Auditors of the Company	Issuer
For	For
6. Authorize the Board of Directors to let the Company acquire treasury shares up to a total nominal value of 10% of the value of the Company's share capital at the time in the question, cf. Article 48 of the Danish Public Companies Act, in the period up until the next AGM; the payment for the shares must not deviate more than 10% from the closing price quoted at the OMX Nordic Exchange Copenhagen at the time of acquisition
Issuer

Company Name	Meeting Date	CUSIP	Ticker

WACKER CHEMIE AG, MUENCHEN	5/8/2008	B11Y5681

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	N/A	1. Director	Issuer

For	For	1. Presentation of the financial statements and annual report for the 2007 FY with the report of the Supervisory Board, the group financial statements and group annual report	Issuer
For	For
2. Resolution on the appropriation of the distributable profit of EUR 1,092,933,151.38 as follows: payment of a dividend of EUR 2.25 plus a special dividend of EUR 0.75 per no-par share EUR 617,000,000 shall be allocated to the revenue reserves EUR 326,899,202.38 shall be carried forward ex-dividend and payable date: 09 MAY 2008
Issuer
For	For	3. Ratification of the acts of the Board of Managing Directors	Issuer
For	For	4. Ratification of the acts of the Supervisory Board	Issuer
For	For	5. Appointment of the Auditors for the 2008 FY : KPMG Deutsche Treuha Nd-Gesellschaft AG, Munich	Issuer
For	For	6.a Elect Mr. Matthias Biebl to the Supervisory Board	Issuer
For	For	6.b Elect Dr. Werner Biebl to the Supervisory Board	Issuer
For	For	6.c Elect Mr. Franz-Josef Kortuem to the Supervisory Board	Issuer
For	For	6.d Elect Dr. Thomas Struengmann to the Supervisory Board	Issuer
For	For	6.e Elect Dr. Bernd Voss to the Supervisory Board	Issuer
For	For	6.f Elect Dr. Peter-Alexander Wacker to the Supervisory Board	Issuer
For	For	6.g Elect Dr. Susanne Weiss to the Supervisory Board	Issuer
For	For	6.h Elect Prof. Dr. Ernst-Ludwig Winnacker to the Supervisory Board	Issuer
For	For
7. Renewal of the authorization to acquire own shares the Company shall be authorized to acquire own shares of up to 10 % of its share capital, at prices not deviating more than 10% from the market price of the shares, on or before 07 NOV 2009; the Board of Managing Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or an offer to all shareholders if the shares are sold at a price not materially below their market price, to use the shares for acquisition purposes, and to retire the shares
Issuer
Against	For
8. Resolution on the remuneration for Members of the Supervisory Board and the corresponding amendment to the Articles of Association Members of the Supervisory Board shall receive a fixed annual remuneration of EUR 25,000
Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By    /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date    August 7, 2008